UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Semi-Annual Report

April 30, 2015

Investment Adviser

Old Westbury Funds, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

This Page Intentionally Left Blank

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Period Ended April 30, 2015

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/1/14	Actual Ending Account Value 4/30/15	Actual Expenses Paid During Period* 11/1/14-4/30/15	Actual Expense Ratio During Period 11/1/14-4/30/15**
Large Cap Core Fund	$1,000.00	$1,055.70	$5.10	1.00%
Large Cap Strategies Fund	1,000.00	1,050.70	5.64	1.11%
Small & Mid Cap Fund	1,000.00	1,055.60	5.66	1.11%
Strategic Opportunities Fund	1,000.00	1,041.90	6.08	1.20%
Fixed Income Fund	1,000.00	1,010.30	3.19	0.64%
Municipal Bond Fund	1,000.00	1,003.40	2.98	0.60%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
3

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited) - (Continued)
For the Period Ended April 30, 2015

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 11/1/14	Hypothetical Ending Account Value 4/30/15	Hypothetical Expenses Paid During Period* 11/1/14-4/30/15	Hypothetical Expense Ratio During Period 11/1/14-4/30/15**
Large Cap Core Fund	$1,000.00	$1,019.84	$5.01	1.00%
Large Cap Strategies Fund	1,000.00	1,019.29	5.56	1.11%
Small & Mid Cap Fund	1,000.00	1,019.29	5.56	1.11%
Strategic Opportunities Fund	1,000.00	1,018.84	6.01	1.20%
Fixed Income Fund	1,000.00	1,021.62	3.21	0.64%
Municipal Bond Fund	1,000.00	1,021.82	3.01	0.60%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	April 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS — 94.8%
Banks — 10.3%
722,980	BNP Paribas SA - ADR	$22,665,423
291,825	Citigroup, Inc.	15,560,109
433,940	DBS Group Holdings Ltd. - ADR	27,511,795
429,685	HSBC Holdings Plc - ADR	21,325,267
1,919,045	KeyCorp.	27,730,200
218,945	Morgan Stanley	8,168,838
		122,961,632
Consumer Discretionary — 16.4%
806,830	Bridgestone Corp. - ADR	16,838,542
470,970	Dollar General Corp.	34,244,229
281,155	Macy’s, Inc.	18,171,048
248,440	NIKE, Inc. - Class B	24,555,810
498,205	Pandora A/S - ADR	12,843,725
104,950	PVH Corp.	10,846,583
115,225	Royal Caribbean Cruises Ltd.	7,842,214
383,340	Sky Plc - ADR	25,357,941
166,890	Viacom, Inc. - Class B	11,590,511
377,945	Yum! Brands, Inc.	32,488,152
		194,778,755
Consumer Staples — 7.0%
176,665	CVS Health Corp.	17,541,068
845,290	J Sainsbury Plc - ADR	14,192,419
603,195	Svenska Cellulosa AB SCA - ADR	15,278,929
510,040	Unilever NV	22,372,486
585,285	Wilmar International Ltd. - ADR	14,415,570
		83,800,472
Diversified Financials — 4.6%
346,075	Discover Financial Services	20,061,968
589,000	ING Groep NV(b)	9,123,452
1,648,310	ORIX Corp.	25,601,264
		54,786,684
Energy — 5.3%
128,345	China Petroleum & Chemical Corp. - ADR	12,124,752
442,900	ConocoPhillips	30,081,768
867,000	Encana Corp.	12,309,747
153,785	Valero Energy Corp.	8,750,367
		63,266,634
Health Care — 14.7%
207,415	Aetna, Inc.	22,166,441
386,685	AstraZeneca Plc	26,689,318
286,675	Mylan, Inc.(b)	20,715,136
1,026,130	Pfizer, Inc.	34,816,591
235,080	Thermo Fisher Scientific, Inc.	29,544,854
75,500	Valeant Pharmaceuticals International, Inc.	16,372,205
220,395	Zimmer Holdings, Inc.	24,208,187
		174,512,732
Shares		Value
Industrials — 9.7%
58,660	Cummins, Inc.	$8,110,332
120,280	Illinois Tool Works, Inc.	11,255,802
481,790	Itochu Corp. - ADR	11,832,762
121,500	Kirby Corp.(b)	9,541,395
248,870	Nielsen Holdings NV	11,184,218
284,945	Raytheon Co.	29,634,280
188,900	Union Pacific Corp.	20,066,847
138,855	United Rentals, Inc.(b)	13,410,616
		115,036,252
Information Technology — 14.0%
375,645	Apple, Inc.	47,011,972
167,595	Avago Technologies Ltd.	19,588,504
461,650	CDW Corp.	17,690,427
312,705	Hitachi Ltd. - ADR	21,232,670
251,010	NXP Semiconductor NV(b)	24,127,081
243,385	Qualcomm, Inc.	16,550,179
475,555	Teradata Corp.(b)	20,919,664
		167,120,497
Insurance — 3.1%
101,330	ACE Ltd.	10,841,297
158,320	American International Group, Inc.	8,911,833
2,525,410	RSA Insurance Group Plc - ADR	16,667,705
		36,420,835
Materials — 0.9%
704,035	Sumitomo Metal Mining Co. Ltd. - ADR	10,356,355
Real Estate — 1.1%
871,930	Wharf Holdings Ltd. - ADR	12,673,503
Telecommunication Services — 3.4%
254,565	China Telecom Corp. Ltd. - ADR	18,883,632
1,292,738	KDDI Corp. - ADR	15,280,169
383,660	Tim Participacoes SA - ADR	6,031,135
		40,194,936
Utilities — 4.3%
376,970	American Water Works Co., Inc.	20,552,404
271,620	Edison International	16,552,523
625,980	Tokyo Gas Co. Ltd. - ADR	14,410,060
		51,514,987
Total Common Stocks (Cost $965,391,695)		1,127,424,274

5

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 3.2%
Federal Home Loan Bank — 3.2%
$10,000,000	0.05%, 05/05/15(c)	$9,999,944
3,500,000	0.05%, 05/06/15(c)	3,499,976
2,605,000	0.05%, 05/08/15(c)	2,604,975
1,475,000	0.05%, 05/12/15(c)	1,474,977
860,000	0.05%, 05/14/15(c)	859,984
20,000,000	0.05%, 05/27/15(c)	19,999,278
		38,439,134
Total U.S. Government Agencies (Cost $38,439,134)		38,439,134

Shares
INVESTMENT COMPANY — 2.1%
25,063,199	SEI Daily Income Trust Government II Fund, Class A, 0.01%(d)	25,063,199
Total Investment Company (Cost $25,063,199)		25,063,199
TOTAL INVESTMENTS — 100.1% (Cost $1,028,894,028)(a)		1,190,926,607
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,460,806)
NET ASSETS — 100.0%		$1,189,465,801

(a)	Cost for federal income tax purposes is $1,028,894,028 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$190,171,878
Unrealized depreciation	(28,139,299)
Net unrealized appreciation	$162,032,579

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at April 30, 2015.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	10.3%
Consumer Discretionary	16.4%
Consumer Staples	7.0%
Diversified Financials	4.6%
Energy	5.3%
Health Care	14.7%
Industrials	9.7%
Information Technology	14.0%
Insurance	3.1%
Materials	0.9%
Real Estate	1.1%
Telecommunication Services	3.4%
Utilities	4.3%
Other*	5.2%
100%

*	Includes cash and equivalents, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS — 87.8%
ARGENTINA — 0.3%
243,000	MercadoLibre, Inc.	$34,586,190
BELGIUM — 0.2%
433,000	UCB SA	31,272,033
BRAZIL — 0.4%
647,700	AMBEV SA - ADR(b)	4,099,941
485,520	Banco Bradesco SA - ADR	5,190,209
771,500	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	3,162,357
119,500	Cia Brasileira de Distribuicao - ADR	4,008,030
2,388,840	Cielo SA	32,863,943
332,000	Itau Unibanco Holding SA - ADR	4,256,240
		53,580,720
CHILE — 0.0%
141,300	Banco Santander Chile - ADR	3,081,753
CHINA — 1.3%
119,900	51Job, Inc. - ADR(b)	4,316,400
918,200	Alibaba Group Holding Ltd. - ADR(b)	74,640,478
822,000	Anhui Conch Cement Co. Ltd. - H Shares	3,340,795
390,500	Baidu, Inc. - ADR(b)	78,209,340
24,500	CNOOC Ltd. - ADR	4,195,625
1,535,020	CSR Corp. Ltd. - H Shares	2,970,796
63,200	Ctrip.com International Ltd. - ADR(b)	4,024,576
490,000	ENN Energy Holdings Ltd.	3,540,394
1,410,000	Jiangsu Expressway Co. Ltd. - H Shares	1,942,933
354,000	Tencent Holdings Ltd.	7,348,975
654,000	Tingyi Cayman Islands Holding Corp.	1,382,163
1,950,000	Want Want China Holdings Ltd.	2,141,074
		188,053,549
COLUMBIA — 0.0%
56,700	Bancolombia SA - ADR	2,566,809
CZECH REPUBLIC — 0.0%
17,488	Komercni Banka AS	3,899,943
DENMARK — 0.7%
1,705,000	Novo Nordisk A/S - Class B	97,104,755
EGYPT — 0.0%
220,800	Commercial International Bank Egypt SAE - GDR	1,600,866
FINLAND — 1.4%
3,970,000	Sampo Oyj - A Shares(f)	193,286,698
FRANCE — 1.3%
990,000	L’Oreal SA	189,476,078
Shares		Value
GEORGIA — 0.0%
74,402	Bank of Georgia Holdings Plc	$2,051,146
GERMANY — 1.0%
1,236,000	Bayerische Motoren Werke AG	147,250,250
HONG KONG — 1.3%
1,335,000	AIA Group Ltd.	8,922,335
195,812	ASM Pacific Technology Ltd.	2,192,939
890,000	China Merchants Holdings International Co. Ltd.	4,047,777
98,700	China Mobile Ltd. - ADR	7,050,141
2,435,718	Jardine Matheson Holdings Ltd.(f)	150,868,373
974,400	Sands China Ltd.	3,991,613
2,160,775	Sino Biopharmaceutical Ltd.	2,475,654
		179,548,832
HUNGARY — 0.0%
154,117	Richter Gedeon	2,597,861
INDIA — 1.8%
1,103,221	Ambuja Cements Ltd.	4,036,662
2,618,000	Asian Paints Ltd.	31,427,129
675,200	Axis Bank Ltd.	6,036,032
820,100	Bharti Airtel Ltd.(b)	4,920,729
1,074,453	Dabur India Ltd.	4,261,272
6,233	Eicher Motors Ltd.	1,490,817
4,730,900	Housing Development Finance Corp.	87,147,178
9,144,000	ITC Ltd.	46,407,438
55,900	Maruti Suzuki India Ltd.	3,279,147
3,424,000	Motherson Sumi Systems Ltd.(f)	27,177,983
384,100	Sun Pharmaceutical Industries Ltd.	5,677,592
5,445,000	Titan Co. Ltd.(f)	32,816,595
		254,678,574
INDONESIA — 0.1%
4,922,000	Astra International Tbk PT	2,601,018
5,642,262	Bank Rakyat Indonesia Persero Tbk PT	5,060,081
1,435,000	Semen Indonesia Persero Tbk PT	1,383,799
		9,044,898
ITALY — 0.2%
4,957,000	Prada SpA(f)	26,989,749
JAPAN — 4.3%
7,770,000	Astellas Pharma, Inc.	121,658,417
300,000	FANUC Corp.	66,645,729
9,522,000	KDDI Corp.	226,486,432
3,840,000	Nomura Research Institute Ltd.(f)	152,603,015
380,000	Ono Pharmaceutical Co. Ltd.	41,278,057
		608,671,650
LUXEMBOURG — 0.0%
110,000	Tenaris SA - ADR	3,382,499

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Shares		Value
MALAYSIA — 0.0%
288,672	Axiata Group Berhad	$546,301
MEXICO — 0.1%
21,000	Fomento Economico Mexicano SAB de CV - ADR(b)	1,900,289
27,400	Grupo Aeroportuario del Sureste SAB de CV - ADR(b)	3,961,218
518,500	Grupo Financiero Banorte SAB de CV - Series O	2,941,276
110,400	Grupo Televisa SAB - ADR(b)	4,019,664
		12,822,447
NETHERLANDS — 3.1%
697,000	ASML Holding NV	74,606,880
785,000	Core Laboratories NV(b)	103,054,800
333,000	Koninklijke Vopak NV	17,513,918
192,569	Nostrum Oil & Gas Plc(b)	1,817,888
10,256,537	Reed Elsevier NV(f)	248,009,212
		445,002,698
NIGERIA — 0.0%
23,258,000	Zenith Bank Plc	2,442,674
PERU — 0.0%
30,900	CrediCorp Ltd.	4,713,795
POLAND — 0.0%
84,286	Bank Pekao SA	4,390,079
RUSSIA — 0.1%
93,000	Lukoil OAO - ADR	4,766,250
90,700	Magnit PJSC Sponsored - GDR(c)	5,002,105
794,000	Sberbank of Russia - ADR	4,795,760
		14,564,115
SINGAPORE — 0.6%
2,902,000	Jardine Cycle & Carriage Ltd.(f)	88,625,922
SOUTH AFRICA — 0.6%
201,600	Aspen Pharmacare Holdings Ltd.	6,134,639
476,780	Discovery Ltd.	5,293,525
449,000	Naspers Ltd. - Class N	70,618,260
90,000	Sasol Ltd.	3,636,163
231,100	Standard Bank Group Ltd.	3,391,830
		89,074,417
SOUTH KOREA — 0.1%
100,473	Hankook Tire Co. Ltd.	4,226,989
2,500	NAVER Corp.	1,515,858
17,600	Samsung Electronics Co. Ltd. - GDR	11,574,628
		17,317,475
SWEDEN — 0.8%
8,800,000	Nordea Bank AB	112,146,976
SWITZERLAND — 2.8%
131,200	Coca-Cola HBC AG - CDI	2,777,178
2,343,000	Nestle SA	183,080,229
Shares		Value
SWITZERLAND (continued)
608,097	Roche Holding AG	$175,594,975
17,200	SGS SA	33,553,781
		395,006,163
TAIWAN — 0.3%
401,000	Advantech Co. Ltd.	3,319,190
169,000	Airtac International Group	1,385,065
432,000	Delta Electronics, Inc.	2,609,547
311,000	Hiwin Technologies Corp.	2,381,294
1,656,000	Hon Hai Precision Industry Co., Ltd.	4,974,597
44,000	Largan Precision Co. Ltd.	4,424,998
295,000	MediaTek, Inc.	3,804,774
2,416,000	Taiwan Semiconductor Manufacturing Co. Ltd.	11,596,421
		34,495,886
THAILAND — 0.6%
3,116,000	Airports of Thailand Public Co. Ltd.	27,412,104
45,561,000	CP ALL Public Co. Ltd.(f)	58,048,294
980,500	Siam Commercial Bank Public Co. Ltd.	4,729,243
		90,189,641
TURKEY — 0.1%
787,069	Arcelik AS	4,240,737
1,092,700	Turkiye Garanti Bankasi AS	3,479,337
		7,720,074
UNITED ARAB EMIRATES — 0.0%
377,396	Dragon Oil Plc	3,594,551
84,900	MHP SA - GDR(c)	976,349
		4,570,900
UNITED KINGDOM — 3.4%
4,241,000	ARM Holdings Plc	72,520,203
1,096,768	ASOS Plc	63,283,814
169,200	Hikma Pharmaceuticals Plc	5,316,475
517,188,000	Rolls-Royce Holdings Plc(b)	793,878
3,128,000	Rolls-Royce Holdings Plc(b)	50,223,154
1,560,699	Rotork Plc(f)	56,561,470
115,000	SABMiller Plc	6,148,156
8,098,800	Sky Plc(f)	133,888,084
1,635,712	Wolseley Plc(f)	97,218,237
		485,953,471
UNITED STATES — 60.9%
1,710,862	Altria Group, Inc.	85,628,643
3,951,265	Apple, Inc.	494,500,815
4,804,173	Applied Materials, Inc.	95,074,584
2,550,000	Automatic Data Processing, Inc.	215,577,000
259,480	AutoZone, Inc.(b)	174,541,817
2,997,957	Bank of New York Mellon Corp. (The)	126,933,499
2,518,800	Baxter International, Inc.	173,142,312
1,390,000	Becton Dickinson and Co.	195,809,300

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Shares		Value
UNITED STATES (continued)
742,677	Bed Bath & Beyond, Inc.(b)	$52,329,021
227,000	Biogen Idec, Inc.(b)	84,882,110
617,000	BioMarin Pharmaceutical, Inc.(b)	69,134,850
840,000	Bristol-Myers Squibb Co.	53,533,200
639,000	Cerner Corp.(b)	45,886,590
2,058,400	CH Robinson Worldwide, Inc.	132,540,376
2,594,000	Charles Schwab Corp. (The)	79,117,000
4,409,200	Coca-Cola Co. (The)	178,837,152
2,244,400	Colgate-Palmolive Co.	151,003,232
365,250	DIRECTV(b)	33,130,001
4,371,300	Discovery Communications, Inc. - Class A(b)	141,455,268
256,000	Discovery Communications, Inc. - Class C(b)	7,738,880
5,771,193	EMC Corp.	155,302,804
778,500	EOG Resources, Inc.	77,032,575
591,500	F5 Networks, Inc.(b)	72,174,830
1,239,000	Facebook, Inc. - Class A(b)	97,596,030
1,637,400	Fluor Corp.	98,473,236
813,000	FMC Technologies, Inc.(b)	35,853,300
3,612,806	Gap, Inc. (The)	143,211,630
1,869,100	Gilead Sciences, Inc.(b)	187,863,241
62,000	Google, Inc. - Class A(b)	34,023,740
53,170	Google, Inc. - Class C(b)	28,570,487
4,549,700	Hewlett-Packard Co.	150,003,609
2,383,000	Johnson & Johnson	236,393,600
2,305,698	JPMorgan Chase & Co.	145,858,455
357,000	Kansas City Southern	36,588,930
2,049,600	Kraft Foods Group, Inc.	173,703,600
744,000	Las Vegas Sands Corp.	39,342,720
194,000	Linkedin Corp.(b)	48,913,220
1,226,224	Lockheed Martin Corp.	228,813,398
239,000	Markel Corp.(b)(f)	177,012,960
2,511,500	Mastercard, Inc. - Class A	226,562,415
5,210,700	Mattel, Inc.	146,733,312
931,756	Medidata Solutions, Inc.(b)(f)	49,783,723
2,247,500	Medtronic Plc	167,326,375
3,122,500	Merck & Co., Inc.	185,976,100
634,000	Monsanto Co.	72,250,640
607,000	NIKE, Inc. - Class B	59,995,880
5,991,400	NVIDIA Corp.	132,979,123
1,365,563	Occidental Petroleum Corp.	109,381,596
4,341,320	Oracle Corp.	189,368,378
2,091,200	PepsiCo, Inc.	198,914,944
1,740,383	PNC Financial Services Group, Inc. (The)	159,645,333
1,256,000	Praxair, Inc.	153,144,080
182,200	Priceline Group, Inc. (The)(b)	225,528,982
180,000	Regeneron Pharmaceuticals, Inc.(b)	82,342,800
470,000	Rockwell Automation, Inc.	55,742,000
2,958,378	Schlumberger Ltd.	279,892,143
795,785	T Rowe Price Group, Inc.	64,601,826
4,087,700	Texas Instruments, Inc.	221,594,217
1,345,800	Union Pacific Corp.	142,964,334
Shares		Value
UNITED STATES (continued)
1,537,800	United Technologies Corp.	$174,924,750
5,021,238	US Bancorp	215,260,473
1,618,000	Visa, Inc. - Class A	106,868,900
1,900,455	Wal-Mart Stores, Inc.	148,330,513
475,000	Walt Disney Co. (The)	51,642,000
4,281,000	Wells Fargo & Co.	235,883,100
873,000	Workday, Inc. - Class A(b)	79,626,330
		8,694,792,282
Total Common Stocks (Cost $10,491,881,949)		12,537,100,169
PREFERRED STOCKS — 0.0%
SOUTH KOREA — 0.0%
4,600	Samsung Electronics Co. Ltd. - GDR	2,338,619
Total Preferred Stocks (Cost $2,277,828)		2,338,619

PARTICIPATION NOTES — 0.1%
UNITED KINGDOM — 0.1%
98,100	HSBC Bank Plc (Jarir Marketing) due 1/15/18(g)	5,991,801
57,400	HSBC Bank Plc (Qatar National Bank), due 9/12/16(g)	3,117,015
Total Participation Notes (Cost $9,290,823)		9,108,816

Principal Amount
U.S. GOVERNMENT AGENCIES — 0.4%
Federal Home Loan Bank — 0.4%
$5,000,000	0.06%, 05/05/15(d)	4,999,972
3,500,000	0.06%, 05/06/15(d)	3,499,976
5,210,000	0.05%, 05/08/15(d)	5,209,949
2,950,000	0.05%, 05/12/15(d)	2,949,955
1,720,000	0.05%, 05/14/15(d)	1,719,969
14,500,000	0.06%, 05/20/15(d)	14,499,541
18,500,000	0.05%, 06/03/15(d)	18,499,152
5,000,000	0.06%, 06/05/15(d)	4,999,733
5,500,000	0.09%, 07/15/15(d)	5,499,313
Total U.S. Government Agencies (Cost $61,877,273)		61,877,560

9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Shares		Value
EXCHANGE TRADED FUNDS — 8.6%
5,720,000	iShares MSCI EMU	$225,596,800
16,173,000	iShares MSCI Japan Index Fund	207,984,780
323,000	SPDR S&P 500 ETF Trust	67,351,960
7,750,000	WisdomTree Europe Hedged Equity Fund	498,015,000
4,000,000	WisdomTree Japan Hedged Equity Fund	225,680,000
Total Exchange Traded Funds (Cost $1,171,781,430)		1,224,628,540
INVESTMENT COMPANY — 0.8%
113,477,100	Federated Government Obligations Fund, 0.02%(e)	113,477,100
Total Investment Company (Cost $113,477,100)		113,477,100
TOTAL INVESTMENTS — 97.7% (Cost $11,850,586,403)(a)		13,948,530,804
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		330,155,344
NET ASSETS — 100.0%		$14,278,686,148

(a)	Cost for federal income tax purposes is $11,856,218,931 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$2,249,606,728
Unrealized depreciation	(157,294,855)
Net unrealized appreciation	$2,092,311,873

(b)	Non-income producing security.
(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors.
(d)	The rate represents the annualized yield at time of purchase.
(e)	Rate shown represents current yield at April 30, 2015.
(f)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $1,034,678,737 or 7.25% of net assets.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $9,108,816, which is 0.06% of net assets.

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

GDR-Global Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	6.1%
Consumer Discretionary	12.1%
Consumer Staples	10.1%
Diversified Financials	2.9%
Energy	4.5%
Health Care	14.1%
Industrials	9.6%
Information Technology	21.1%
Insurance	2.7%
Materials	1.9%
Telecommunication Services	1.7%
Other*	11.2%
100%

*	Includes cash and equivalents, participation notes, rights/ warrants, exchange traded funds, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

10

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments	April 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCKS — 89.3%
AUSTRALIA — 1.6%
39,542,995	Other Securities	1.6	$88,232,658
AUSTRIA — 0.2%
401	AMAG Austria Metall AG(b)	0.0	14,408
435,317	Other Securities	0.2	13,255,927
			13,270,335
BAHAMAS — 0.0%
488	Other Securities	0.0	86,014
BELGIUM — 0.4%
772,644	Other Securities	0.4	24,590,590
BERMUDA — 0.9%
400,000	Endurance Specialty Holdings Ltd.	0.4	24,152,000
1,127,862	Other Securities	0.5	29,058,163
			53,210,163
BRAZIL — 0.7%
8,637,869	Other Securities	0.7	40,584,325
CAMBODIA — 0.0%
416,000	Other Securities	0.0	300,035
CANADA — 1.8%
10,419,552	Other Securities	1.8	103,436,854
CAYMAN ISLANDS — 0.0%
58,000	Other Securities	0.0	30,286
CHILE — 0.1%
28,745,508	Other Securities	0.1	2,642,901
CHINA — 1.3%
98,620,017	Other Securities	1.3	70,454,570
COLUMBIA — 0.0%
257,405	Other Securities	0.0	870,462
CYPRUS — 0.0%
202,635	Other Securities	0.0	396,190
DENMARK — 0.6%
433,890	Chr. Hansen Holding A/S	0.4	21,044,091
392,937	Other Securities	0.2	12,631,450
			33,675,541
FAEROE ISLANDS — 0.0%
7,482	Other Securities	0.0	175,879
FINLAND — 0.5%
1,998,667	Other Securities	0.5	25,875,709
FRANCE — 2.6%
4,517,000	Other Securities	2.6	144,642,567
GABON — 0.0%
744	Other Securities	0.0	248,114
GEORGIA — 0.0%
4,384	Other Securities	0.0	120,860
Shares		Percentage of Net Assets (%)	Value
GERMANY — 2.8%
182,802	MTU Aero Engines AG	0.3	$18,077,198
4,062,174	Other Securities	2.5	142,599,842
			160,677,040
GIBRALTAR — 0.0%
92,066	Other Securities	0.0	145,705
GREECE — 0.0%
471,741	Other Securities	0.0	1,490,302
GUERNSEY — 0.0%
77,201	Other Securities	0.0	18,545
HONG KONG — 1.3%
124,244	HK Electric Investments & HK Electric Investments Ltd.(b)	0.0	84,640
212,882,883	Other Securities	1.3	73,439,659
			73,524,299
HUNGARY — 0.0%
27,256	Other Securities	0.0	94,814
INDIA — 1.3%
15,013,180	Other Securities	1.3	75,558,492
INDONESIA — 0.4%
297,908,270	Other Securities	0.4	25,199,491
IRELAND — 0.7%
350,000	FleetMatics Group Plc(c)	0.3	15,953,000
4,964,294	Other Securities	0.4	24,692,271
			40,645,271
ISLE OF MAN — 0.0%
6,308	Other Securities	0.0	10,651
ISRAEL — 2.0%
1,207,500	Check Point Software Technologies Ltd.(c)	1.8	100,802,100
4,261,166	Other Securities	0.2	12,780,746
			113,582,846
ITALY — 0.8%
11,676,955	Other Securities	0.8	42,970,404
JAPAN — 5.9%
45,700,899	Other Securities	5.9	334,311,976
JERSEY CHANNEL ISLANDS — 0.0%
538,340	Other Securities	0.0	1,473,096
LUXEMBOURG — 0.2%
422,982	Other Securities	0.2	10,577,332
MACAU — 0.0%
124,000	Other Securities	0.0	47,037
MALAYSIA — 0.6%
39,205,251	Other Securities	0.6	31,204,556
MALTA — 0.0%
8,169	Other Securities	0.0	478,866

11

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
MEXICO — 0.5%
13,070,662	Other Securities	0.5	$25,398,164
NETHERLANDS — 0.8%
5,480	Euronext NV(c)	0.0	230,623
1,774,426	Other Securities	0.8	41,914,007
			42,144,630
NEW ZEALAND — 0.4%
7,436,040	Other Securities	0.4	24,355,162
NORWAY — 0.1%
2,575,655	Other Securities	0.1	4,766,505
PERU — 0.1%
3,665,026	Other Securities	0.1	3,341,454
PHILIPPINES — 0.2%
44,251,131	Other Securities	0.2	12,172,202
POLAND — 0.1%
1,536,984	Other Securities	0.1	5,755,068
PORTUGAL — 0.1%
10,358,699	Other Securities	0.1	4,501,179
QATAR — 0.0%
32,031	Other Securities	0.0	784,946
SINGAPORE — 1.4%
10,594,700	CapitaMall Trust REIT	0.3	17,535,061
44,492,186	Other Securities	1.1	60,970,120
			78,505,181
SOUTH AFRICA — 0.6%
5,243,995	Other Securities	0.6	35,300,451
SOUTH KOREA — 1.1%
2,972,769	Other Securities	1.1	59,821,362
SPAIN — 0.7%
7,290	Aena SA(c)	0.0	686,852
5,574,297	Other Securities	0.7	41,364,559
			42,051,411
SWEDEN — 0.7%
315,752	Eltel AB(b)(c)	0.0	3,391,170
2,778,111	Other Securities	0.7	37,738,877
			41,130,047
SWITZERLAND — 1.4%
435,000	Allied World Assurance Co. Holdings AG	0.3	17,895,900
1,101,541	Other Securities	1.1	58,632,399
			76,528,299
TAIWAN — 0.8%
49,143,156	Other Securities	0.8	47,661,383
THAILAND — 0.3%
63,194,147	Other Securities	0.3	15,403,735
TURKEY — 0.1%
2,492,095	Other Securities	0.1	4,058,706
Shares		Percentage of Net Assets (%)	Value
UKRAINE — 0.0%
11,788	Other Securities	0.0	$114,119
UNITED ARAB EMIRATES — 0.1%
1,163,534	Other Securities	0.1	4,837,748
UNITED KINGDOM — 6.0%
517,333	Croda International Plc	0.4	22,512,763
10,041	Merlin Entertainments Plc(b)	0.0	67,262
511,976	Rotork Plc	0.3	18,554,581
318,010	Spirax-Sarco Engineering Plc	0.3	16,508,968
38,301,332	Other Securities	5.0	283,326,889
			340,970,463
UNITED STATES — 47.1%
715,407	Advance Auto Parts, Inc.	1.8	102,303,201
800,000	ANSYS, Inc.(c)(d)	1.2	68,672,000
425,000	Blackbaud, Inc.(d)	0.4	21,475,250
500,000	Catamaran Corp.(c)	0.5	29,675,000
350,000	CLARCOR, Inc.	0.4	22,750,000
3,560,000	CoreLogic, Inc.(c)(d)	2.5	139,231,600
625,000	CR Bard, Inc.	1.8	104,112,500
991,234	Dun & Bradstreet Corp. (The)(d)	2.2	126,550,845
150,000	Esterline Technologies Corp.(c)	0.3	16,693,500
380,800	Financial Engines, Inc.	0.3	16,058,336
1,605,000	Flowserve Corp.	1.7	93,940,650
550,000	Fresh Market, Inc. (The)(c)	0.3	19,327,000
867,200	Generac Holdings, Inc.(c)	0.6	36,153,568
400,000	Guidewire Software, Inc.(c)	0.4	19,980,000
153,519	Henry Schein, Inc.(c)	0.4	21,047,455
308,394	IHS, Inc. - Class A(c)	0.7	38,694,195
1,096,200	Ingredion, Inc.(d)	1.5	87,038,280
325,000	Integra LifeScience Holdings Corp.(c)(d)	0.3	19,103,500
250,000	LogMein, Inc.(c)	0.3	16,045,000
735,305	MSC Industrial Direct Co., Inc. - Class A	0.9	52,250,773
2,425,000	Newell Rubbermaid, Inc.	1.6	92,465,250
15,808,000	Nexteer Automotive Group Ltd.(d)	0.3	17,846,475
1,149,200	Omnicom Group, Inc.	1.5	87,063,392
475,000	QLIK Technologies, Inc.(c)	0.3	16,525,250
350,000	Qualys, Inc.(c)	0.3	17,332,000
1,275,000	Rockwell Collins, Inc.	2.2	124,095,750
19,799,900	Samsonite International SA(d)	1.3	72,424,172
745,000	Snap-on, Inc.(d)	2.0	111,414,750
550,000	Snyder’s-Lance, Inc.(d)	0.3	16,241,500
250,000	STERIS Corp.	0.3	16,625,000
650,000	TriMas Corp.(c)(d)	0.3	18,310,500
1,254,690	Tupperware Brands Corp.(d)	1.5	83,888,573
400,000	UMB Financial Corp.(c)(d)	0.4	19,916,000
180,000	Valmont Industries, Inc.	0.4	22,683,600
2,865,000	Vantiv, Inc. - Class A(c)(d)	2.0	112,021,500
855,000	Varian Medical Systems, Inc.(c)	1.4	75,966,750
656,351	Waters Corp.(c)	1.5	82,168,582
200,000	WEX, Inc.(c)	0.4	22,542,000

12

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
UNITED STATES (continued)
350,000	Woodward, Inc.	0.3	$16,467,500
1,380,000	Wyndham Worldwide Corp.	2.1	117,852,000
14,365,338	Other Securities	8.2	463,584,980
			2,658,538,177
Total Common Stocks (Cost $3,789,763,602)			5,042,995,168
INVESTMENT COMPANY — 0.3%
18,539,200	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	0.3	18,539,200
Total Investment Company (Cost $18,539,200)			18,539,200
EXCHANGE TRADED FUNDS — 8.0%
805,000	iShares Core S&P Small Cap ETF	1.6	92,824,550
223,460	iShares Core S&P Total US Stock Market ETF	0.4	21,302,442
234,861	iShares MSCI Japan Small Cap Index Fund	0.2	13,584,360
368,700	iShares Russell 3000 ETF	0.8	45,892,089
95,000	iShares Russell Mid-Cap ETF	0.3	16,298,200
196,000	SPDR Russell Nomura Small Cap Japan Fund	0.2	10,427,200
700,000	SPDR S&P International Small Cap ETF	0.4	21,413,000
643,000	SPDR S&P Oil & Gas Exploration & Production ETF	0.6	35,422,870
1,123,500	SPDR S&P Regional Banking ETF	0.8	46,187,085
586,500	SPDR S&P Retail ETF	1.0	56,732,145
486,600	Vanguard Small-Cap ETF	1.0	58,421,196
432,570	WisdomTree Europe SmallCap Dividend Fund	0.5	25,525,956
160,000	WisdomTree Japan Small Cap Dividend Fund	0.2	8,827,200
Total Exchange Traded Funds (Cost $419,034,415)			452,858,293
RIGHTS/WARRANTS — 0.0%
2,383,903	Other Rights/Warrants	0.0	204,938
Total Rights/Warrants (Cost $31,873)			204,938
Principal Amount		Percentage of Net Assets (%)	Value
U.S. GOVERNMENT AGENCIES — 1.5%
Federal Home Loan Bank — 1.5%
$15,000,000	0.05%, 05/01/2015(f)	0.3	$15,000,000
3,100,000	0.05%, 05/01/2015(f)	0.1	3,100,000
5,145,000	0.05%, 05/06/2015(f)	0.1	5,144,964
2,605,000	0.05%, 05/08/2015(f)	0.0	2,604,975
1,475,000	0.05%, 05/12/2015(f)	0.0	1,474,977
3,400,000	0.05%, 05/13/2015(f)	0.1	3,399,943
870,000	0.05%, 05/14/2015(f)	0.0	869,984
30,000,000	0.05%, 05/27/2015(f)	0.5	29,998,917
105,000	0.06%, 05/05/2015(f)	0.0	104,999
20,000,000	0.06%, 05/06/2015(f)	0.4	19,999,847
400,000	0.06%, 05/06/2015(f)	0.0	399,997
500,000	0.06%, 05/08/2015(f)	0.0	499,994
1,100,000	0.06%, 05/15/2015(f)	0.0	1,099,975
Total U.S. Government Agencies (Cost $83,698,569)			83,698,572

Shares
CASH SWEEP — 0.8%
43,247,115	Citibank - US Dollars on Deposit in Custody Account, 0.02%(e)	0.8	$43,247,115
Total Cash Sweep (Cost $43,247,115)			43,247,115
TOTAL INVESTMENTS — 99.9% (Cost $4,354,314,774)(a)			$5,641,543,286
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			5,702,205
NET ASSETS — 100.0%			$5,647,245,491

(a)	Cost for federal income tax purposes is $4,361,423,370 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$1,410,381,647
Unrealized depreciation	(130,261,731)
Net unrealized appreciation	$1,280,119,916

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $3,557,480, which is 0.06% of net assets.
(c)	Non-income producing security.
(d)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $634,195,419 or 11.23% of net assets.
(e)	The rate shown is the current yield as of April 30, 2015.
(f)	The rate represents the annualized yield at time of purchase.

13

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Common stocks and Rights with a value of $1,967,010 (cost of $8,804,010) or 0.03% of net assets were fair valued by the Board of Directors.

REIT — Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	3.0%
Consumer Discretionary	16.9%
Consumer Staples	5.6%
Diversified Financials	1.4%
Energy	2.0%
Health Care	11.1%
Industrials	23.7%
Information Technology	13.8%
Insurance	2.2%
Materials	5.7%
Real Estate	2.3%
Telecommunication Services	0.6%
Utilities	1.0%
Other*	10.7%
100%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

14

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments	April 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS — 14.5%
AUSTRALIA — 0.1%
488,573	Drillsearch Energy Ltd.(b)	$469,759
171,719	Fortescue Metals Group Ltd.	294,882
67,810	GrainCorp Ltd. - Class A	531,786
167,772	Harvey Norman Holdings Ltd.	584,174
223,695	Metcash Ltd.	234,553
69,838	Mineral Resources Ltd.	359,232
197,245	RCR Tomlinson Ltd.	292,669
105,008	Sandfire Resources NL	408,844
233,538	Tox Free Solutions Ltd.	558,128
228,866	Woolworths Ltd.	5,339,228
		9,073,255
AUSTRIA — 0.0%
106,666	CAT Oil AG	1,433,647
3,044	Flughafen Wien AG	273,437
		1,707,084

BELGIUM — 0.1%
25,721	Barco NV	1,738,627
223,066	ThromboGenics NV(b)(c)	1,336,758
		3,075,385

BERMUDA — 0.3%
25,438	Aspen Insurance Holdings Ltd.	1,188,718
40,966	Axis Capital Holdings Ltd.	2,132,690
35,521	Everest Re Group Ltd.	6,355,062
40,688	Montpelier Re Holdings Ltd.	1,550,620
94,890	RenaissanceRe Holdings Ltd.	9,725,276
327,423	Vostok Nafta Investment Ltd. - SDR(b)(c)	2,170,810
		23,123,176
BRAZIL — 0.0%
19,901	Arezzo Industria e Comercio SA	161,826
18,150	BB Seguridade Participacoes SA	209,274
23,562	Cia Hering	139,200
42,976	Cyrela Brazil Realty SA Empreendimentos e Participacoes	166,886
26,873	Light SA	153,231
10,928	Linx SA	159,806
68,302	Magazine Luiza SA	113,347
60,841	Odontoprev SA	213,442
67,578	Restoque Comercio e Confeccoes de Roupas SA	199,620
17,203	Sao Carlos Empreendimentos e Participacoes SA	183,909
22,552	Ser Educacional SA	104,865
109,911	Tempo Participacoes SA	109,803
		1,915,209
CANADA — 0.1%
94,935	Royal Bank of Canada	6,303,558
106,759	Tesco Corp.	1,372,921
		7,676,479
Shares		Value
CHINA — 0.2%
2,990,000	Agricultural Bank of China Ltd. - H Shares	$1,689,712
107,500	Anhui Conch Cement Co. Ltd. - H Shares	436,904
1,432,000	China Minsheng Banking Corp. Ltd. - H Shares	2,102,581
3,440,388	China Telecom Corp. Ltd. - H Shares	2,561,243
63,693	China XD Plastics Co. Ltd.(b)	368,782
2,582,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	2,311,975
887,000	Country Garden Holdings Co. Ltd.	480,663
308,761	Huaxin Cement Co. Ltd. - B Shares	409,726
2,578,000	Shanghai Electric Group Co. Ltd. - H Shares	2,634,363
1,927,810	Sinotrans Ltd. - H Shares	1,479,956
1,024,000	Tianneng Power International Ltd.	503,376
		14,979,281
DENMARK — 0.0%
49,365	Schouw & Co.(c)	2,531,596

FINLAND — 0.1%
54,412	Kesko OYJ - B Shares	2,236,746
109,958	Lassila & Tikanoja OYJ(c)	2,160,663
		4,397,409

FRANCE — 0.1%
28,408	Eurazeo SA	2,038,598
119,268	Metropole Television SA	2,490,916
38,419	Societe Generale SA	1,928,521
		6,458,035

GERMANY — 0.2%
97,665	Fresenius Medical Care AG & Co. KGaA	8,249,967
9,714	Muenchener Rueckversicherungs-Gesellschaft AG	1,907,700
		10,157,667
GREECE — 0.0%
31,578	Aegean Airlines SA	265,930
27,966	Athens Water Supply & Sewage Co. SA (The)	157,008
59,418	GEK Terna Holding Real Estate Construction SA(b)	118,090
19,462	Metka SA	181,379
		722,407
GUERNSEY — 0.1%
135,628	Amdocs Ltd.	7,469,034
HONG KONG — 0.7%
1,116,000	AMVIG Holdings Ltd.	610,517
4,772,000	Anxin-China Holdings Ltd.	237,044

15

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Shares		Value
HONG KONG (continued)
2,641,000	C C Land Holdings Ltd.	$671,278
1,295,000	China Agri-Industries Holdings Ltd.	740,186
2,236,000	China Lumena New Materials Corp.(b)(c)(d)	0
934,985	China Mobile Ltd.	13,354,257
208,000	China Resources Enterprise Ltd.	638,716
346,000	China Unicom Hong Kong Ltd.	649,987
334,000	CIMC Enric Holdings Ltd.	371,037
20,640,000	G-Resources Group Ltd.(b)	679,074
2,186,600	Guangdong Investment Ltd.	3,266,972
890,000	Haitong International Securities Group Ltd.	993,284
315,344	Hang Seng Bank Ltd.	6,155,892
1,106,000	Le Saunda Holdings Ltd.	475,189
4,392,217	Li & Fung Ltd.	4,482,577
1,062,500	Link REIT (The)	6,600,741
1,309,332	MTR Corp. Ltd.	6,453,282
25,180	Seaspan Corp.	499,068
1,262,000	TCC International Holdings Ltd.	534,073
114,600	VTech Holdings Ltd.	1,595,415
826,000	Yuexiu Transport Infrastructure Ltd.	608,532
		49,617,121
INDIA — 0.0%
71,889	Cairn India Ltd.(b)	241,592
807,242	Mahanagar Telephone Nigam Ltd.(b)	230,677
334,383	Mangalore Refinery & Petrochemicals Ltd.(b)	368,261
83,184	Polaris Consulting & Services Ltd.	205,750
		1,046,280
INDONESIA — 0.0%
7,271,400	Elnusa Tbk PT	333,769
41,347,623	Energi Mega Persada Tbk PT(b)	255,183
		588,952
IRELAND — 0.1%
33,959	Seagate Technology Plc	1,994,072
58,364	XL Group Plc	2,164,137
		4,158,209
ITALY — 0.1%
147,157	ASTM SpA(c)	2,100,142
454,775	Banca Popolare di Sondrio SCARL	2,082,409
1,711,723	CIR-Compagnie Industriali Riunite SpA(b)(c)	2,054,629
		6,237,180
JAPAN — 1.3%
4,088,675	ANA Holdings, Inc.	11,361,996
16,500	Cosmos Pharmaceutical Corp.	2,220,729
53,810	East Japan Railway Co.	4,774,849
Shares		Value
JAPAN (continued)
10,700	Enplas Corp.	$433,735
35,200	Foster Electric Co. Ltd.	916,851
154,600	Fuji Oil Co. Ltd.	2,258,144
21,042	Fuji Soft, Inc.	429,828
37,700	Fujitsu Frontech Ltd.	468,566
95,000	GS Yuasa Corp.	449,539
142,000	Hanwa Co. Ltd.	591,072
69,700	Heiwa Corp.	1,460,548
39,507	Hisamitsu Pharmaceutical Co., Inc.	1,710,646
61,600	Idec Corp.	558,734
92,000	Iino Kaiun Kaisha Ltd.	486,968
27,200	Japan Digital Laboratory Co. Ltd.	414,834
89,000	Japan Vilene Co. Ltd.	447,982
71,000	Kato Works Co. Ltd.	459,062
218,600	Kewpie Corp.	5,324,027
108,000	Kinden Corp.	1,523,216
36,400	Kiyo Bank Ltd. (The)	524,965
29,100	Mars Engineering Corp.	517,658
16,700	Maruwa Co. Ltd.	385,471
139,000	Mitsui-Soko Holdings Co. Ltd.	490,109
718,000	Nakayama Steel Works Ltd.(b)	565,260
175,000	Nippon Chemi-Con Corp.(b)	530,569
211,900	Nippon Denko Co. Ltd.	521,764
56,656	Nitori Holdings Co. Ltd.	4,374,944
368,000	Otsuka Holdings Co. Ltd.	11,691,859
25,100	Pack Corp. (The)	550,770
43,800	Panasonic Corp.	632,422
58,000	Polatechno Co. Ltd.	500,335
92,100	Sankyo Co. Ltd.	3,498,103
146,000	Sanyo Special Steel Co. Ltd.	711,658
128,000	Sapporo Holdings Ltd.	502,781
48,333	Sawai Pharmaceutical Co. Ltd.	2,768,825
189,000	Sharp Corp.(b)	411,558
54,800	Showa Shell Sekiyu KK	531,477
29,300	Siix Corp.	782,806
45,300	Sohgo Security Services Co. Ltd.	1,481,545
922,300	Sumitomo Osaka Cement Co. Ltd.	3,020,262
28,000	Takamatsu Construction Group Co. Ltd.	656,851
139,600	Takara Leben Co. Ltd.	859,347
49,400	Toa Corp.	517,583
125,000	Toagosei Co. Ltd.	557,998
1,147,785	Tokyo Gas Co. Ltd.	6,656,961
466,200	TonenGeneral Sekiyu KK	4,486,296
30,800	Tsuruha Holdings, Inc.	2,249,380
41,900	Ulvac, Inc.(b)	717,985
50,500	Wakita & Co. Ltd.	504,577
91,828	West Japan Railway Co.	5,107,452
116,870	Yamaguchi Financial Group, Inc.	1,470,174
		95,071,071

16

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Shares		Value
JERSEY CHANNEL ISLANDS — 0.0%
2,020,841	Centamin Plc	$1,969,751
MALAYSIA — 0.0%
344,800	Affin Holdings Berhad	281,726
230,500	Boustead Holdings Berhad	299,006
205,300	Malaysian Pacific Industries Berhad	383,334
		964,066
NETHERLANDS — 0.1%
34,598	Chicago Bridge & Iron Co. NV	1,648,595
7,903	LyondellBasell Industries NV	818,119
140,611	Unilever NV	6,167,786
		8,634,500
NEW ZEALAND — 0.0%
107,559	SKY Network Television Ltd.	516,372
NORWAY — 0.1%
1,668,941	BW Offshore Ltd.	1,241,227
115,335	Fred Olsen Energy ASA	1,033,921
111,827	Salmar ASA	1,819,303
		4,094,451
PAKISTAN — 0.1%
1,913,167	Engro Corp. Ltd.	5,955,587
294,800	Lucky Cement Ltd.	1,412,524
		7,368,111
POLAND — 0.0%
302,693	Getin Holding SA(b)	180,783
7,141	Lubelski Wegiel Bogdanka SA	174,545
		355,328
SINGAPORE — 0.5%
410,000	DBS Group Holdings Ltd.	6,534,840
909,400	Keppel Corp Ltd.	5,993,023
6,537,700	Keppel REIT	6,077,215
758,900	Oversea-Chinese Banking Corp. Ltd.	6,125,342
1,012,000	Rotary Engineering Ltd.(c)	420,647
966,800	Singapore Exchange Ltd.	6,225,163
1,842,000	StarHub Ltd.	5,888,498
		37,264,728
SOUTH AFRICA — 0.1%
643,342	Lewis Group Ltd.	4,677,868
SOUTH KOREA — 0.3%
25,231	Basic House Co. Ltd. (The)(b)	498,971
59,263	Daeduck Electronics Co.	525,738
28,092	Dongbu Insurance Co. Ltd.	1,433,426
4,390	Hanil Cement Co. Ltd.	616,320
98,524	Harim Holdings Co. Ltd.(b)	467,805
14,713	Hyundai Corp.	467,330
42,093	Kangwon Land, Inc.	1,439,094
22,445	Kolon Corp.	935,906
22,866	Korea Line Corp.(b)	494,861
Shares		Value
SOUTH KOREA (continued)
11,627	Kunsul Chemical Industrial Co. Ltd.	$556,404
56,927	Kwang Dong Pharmaceutical Co. Ltd.	878,864
3,326	Kyungbang Ltd.	812,884
77,292	Lumens Co. Ltd.	425,394
892,146	Macquarie Korea Infrastructure Fund	6,582,906
64,335	Namhae Chemical Corp.	589,938
5,801	Nexen Corp.	491,894
12,222	Samsung Electro-Mechanics Co. Ltd.	769,576
161,881	SBS Media Holdings Co. Ltd.	803,365
26,447	SL Corp.	462,576
21,312	Soulbrain Co. Ltd.	823,057
34,192	Sungwoo Hitech Co. Ltd.	360,419
		20,436,728
SWEDEN — 0.1%
56,180	Investor AB - B Shares	2,293,488
87,242	Nolato AB - B Shares(c)	2,099,038
		4,392,526
SWITZERLAND — 0.3%
51,626	ACE Ltd.	5,523,466
125,056	Allied World Assurance Co. Holdings AG	5,144,804
56,230	PSP Swiss Property AG	5,255,647
64,821	Swiss Prime Site AG	5,711,224
		21,635,141
TAIWAN — 0.3%
623,000	Alpha Networks, Inc.	467,870
293,000	BenQ Materials Corp.	276,966
155,000	Cheng Shin Rubber Industry Co. Ltd.	371,482
208,000	Chin-Poon Industrial Co. Ltd.	400,705
423,000	Elitegroup Computer Systems Co. Ltd.	423,331
321,000	Formosan Rubber Group, Inc.	344,834
10,545,000	Hua Nan Financial Holdings Co. Ltd.	6,490,343
484,000	Inventec Corp.	342,937
1,133,000	Lealea Enterprise Co. Ltd.(b)	412,491
181,000	Namchow Chemical Industrial Co. Ltd.	403,063
595,000	Radium Life Tech Co. Ltd.	310,847
151,000	Ruentex Industries Ltd.	371,263
263,000	Sinbon Electronics Co. Ltd.	462,006
231,000	Taiwan Cement Corp.	328,858
11,560,000	Taiwan Cooperative Financial Holding Co. Ltd.	6,246,914
935,000	Taiwan Land Development Corp.	485,421
81,000	Tong Hsing Electronic Industries Ltd.	260,249
143,000	Ttet Union Corp.	369,337

17

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Shares		Value
TAIWAN (continued)
429,000	Tung Ho Steel Enterprise Corp.	$336,185
743,000	Unitech Printed Circuit Board Corp.	337,220
149,000	Wistron NeWeb Corp.	396,509
373,000	Zinwell Corp.	364,767
		20,203,598
THAILAND — 0.0%
870,800	Siamgas & Petrochemicals Public Co. Ltd. - FOR(c)	324,915
2,274,100	SVI Public Co. Ltd.(b)(c)	338,028
		662,943
TURKEY — 0.0%
81,976	Aksa Akrilik Kimya Sanayii AS	331,266
37,900	Cimsa Cimento Sanayi VE Ticaret AS	232,568
864,594	Dogan Sirketler Grubu Holding AS(b)	197,337
47,093	Turkcell Iletisim Hizmetleri AS	209,686
		970,857
UNITED KINGDOM — 0.2%
1,104,102	Afren Plc(b)	55,928
84,691	easyJet Plc	2,356,897
1,184,808	Faroe Petroleum Plc(b)	1,582,242
117,220	IG Group Holdings Plc	1,326,095
514,793	J Sainsbury Plc	2,150,140
58,779	Noble Corp. Plc	1,017,464
194,080	Telecity Group Plc	2,646,938
488,300	Xaar Plc	3,282,966
		14,418,670
UNITED STATES — 8.9%
35,187	3M Co.	5,502,895
81,007	AAR Corp.	2,449,652
84,150	Abbott Laboratories	3,906,243
11,360	AbbVie, Inc.	734,538
9,137	Aetna, Inc.	976,471
23,956	Alaska Air Group, Inc.	1,534,621
111,420	ALLETE, Inc.	5,604,426
26,055	Alliance Resource Partners LP	898,116
31,435	Allstate Corp. (The)	2,189,762
106,749	Altria Group, Inc.	5,342,787
50,876	American Capital Mortgage Investment Corp., REIT	892,365
40,000	American Express Co.	3,098,000
93,420	American Financial Group, Inc.	5,904,144
52,913	American Woodmark Corp.(b)	2,682,689
33,426	Amgen, Inc.	5,278,300
20,128	Amsurg Corp.(b)	1,262,428
21,486	AmTrust Financial Services, Inc.	1,277,772
442,106	Annaly Capital Management, Inc., REIT	4,452,007
26,638	Anthem, Inc.	4,020,473
387,535	Anworth Mortgage Asset Corp., REIT	1,968,678
Shares		Value
UNITED STATES (continued)
144,495	Approach Resources, Inc.(b)	$1,267,221
90,196	AptarGroup, Inc.	5,598,466
55,001	ArcBest Corp.	1,963,536
122,720	Arthur J Gallagher & Co.	5,869,698
34,362	Atlantic Tele-Network, Inc.	2,268,579
17,143	AutoNation, Inc.(b)	1,055,152
85,000	Becton Dickinson and Co.	11,973,950
47,912	Benchmark Electronics, Inc.(b)	1,127,369
31,036	Berkshire Hathaway, Inc. - Class B(b)	4,382,594
2,593	Biogen Idec, Inc.(b)	969,600
85,000	Bob Evans Farms, Inc.	3,656,700
186,854	Brocade Communications Systems, Inc.	2,111,450
24,820	Brunswick Corp.	1,241,993
39,969	Cabot Corp.	1,708,275
100,502	CAI International, Inc.(b)	2,393,958
100,346	Calgon Carbon Corp.	2,226,678
28,648	Cash America International, Inc.	742,556
17,535	Celanese Corp.	1,163,623
65,111	Centene Corp.(b)	4,036,231
35,000	Cheesecake Factory, Inc. (The)	1,754,550
65,842	Chimera Investment Corp., REIT	1,000,140
58,036	Chubb Corp. (The)	5,707,841
146,545	Cirrus Logic, Inc.(b)	4,950,290
42,096	CIT Group, Inc.	1,895,583
200,000	Citigroup, Inc.	10,664,000
92,224	Clearwater Paper Corp.(b)	5,899,569
53,765	Clorox Co. (The)	5,704,466
206,995	Coca-Cola Co. (The)	8,395,717
16,021	Cognizant Technology Solutions Corp. - Class A(b)	937,869
83,499	Colgate-Palmolive Co.	5,617,813
13,953	Computer Sciences Corp.	899,271
43,281	Consolidated Edison, Inc.	2,663,946
12,225	Constellation Brands, Inc. - Class A(b)	1,417,366
35,000	Core-Mark Holding Co., Inc.	1,844,850
39,861	Costco Wholesale Corp.	5,702,116
65,831	Covanta Holding Corp.	1,335,711
5,927	CR Bard, Inc.	987,320
119,315	CTS Corp.	2,140,511
8,240	CVS Health Corp.	818,150
67,309	Danaher Corp.	5,511,261
456,008	Dean Foods Co.	7,410,130
54,437	Delta Air Lines, Inc.	2,430,068
16,917	Deluxe Corp.	1,095,376
125,000	DeVry Education Group, Inc.	3,780,000
143,471	Dollar Tree, Inc.(b)	10,962,619
24,718	Dover Corp.	1,871,647
8,767	Dril-Quip, Inc.(b)	698,905
10,743	DST Systems, Inc.	1,236,304
70,077	DTE Energy Co.	5,580,231
72,648	Duke Energy Corp.	5,635,305

18

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Shares		Value
UNITED STATES (continued)
14,200	Edwards Lifesciences Corp.(b)	$1,798,430
54,155	Encore Wire Corp.	2,437,517
26,213	Enova International, Inc.(b)	485,203
80,335	Exactech, Inc.(b)(c)	1,755,320
77,912	ExlService Holdings, Inc.(b)	2,682,510
37,230	Family Dollar Stores, Inc.	2,909,152
31,157	First Solar, Inc.(b)	1,859,138
13,830	FMC Technologies, Inc.(b)	609,903
282,873	Fortress Investment Group LLC - Class A(b)	2,296,929
30,000	Fossil Group, Inc.(b)	2,519,400
17,658	Gap, Inc. (The)	699,963
112,357	General Mills, Inc.	6,217,836
1,725,000	General Motors Co., Escrow Shares(b)(d)	258,750
50,233	Genworth Financial, Inc. - Class A(b)	441,548
160,990	Gilead Sciences, Inc.(b)	16,181,105
1,234	Graham Holdings Co.- Class B	1,262,296
19,510	Grand Canyon Education, Inc.(b)	883,413
42,643	Greatbatch, Inc.(b)	2,299,311
42,355	Green Plains Renewable Energy, Inc.	1,318,935
32,252	Greenbrier Cos., Inc. (The)	1,860,618
135,000	Greif, Inc. - Class A.	5,502,600
124,959	Hatteras Financial Corp., REIT	2,256,760
105,960	HCC Insurance Holdings, Inc.	6,035,482
44,812	HCI Group, Inc.	1,952,907
27,784	Health Net, Inc.(b)	1,462,828
93,698	Heidrick & Struggles International, Inc.	2,254,374
28,690	Helmerich & Payne, Inc.	2,236,959
55,641	Hershey Co. (The)	5,114,521
86,043	Hertz Global Holdings, Inc.(b)	1,793,136
8,397	Hess Corp.	645,729
208,217	Hewlett-Packard Co.	6,864,914
95,000	HNI Corp.	4,430,800
65,000	Huron Consulting Group, Inc.(b)	3,940,300
67,289	IAC/InterActiveCorp.	4,698,118
29,760	Insys Therapeutics, Inc.(b)	1,564,483
32,901	International Business Machines Corp.	5,635,612
14,365	Intuit, Inc.	1,441,240
20,869	ITT Corp.	827,456
109,532	JetBlue Airways Corp.(b)	2,248,692
65,588	Johnson & Johnson.	6,506,330
121,181	K12, Inc.(b)	1,959,497
9,755	Kaiser Aluminum Corp.	784,009
57,464	Kemper Corp.	2,164,669
431,554	Key Energy Services, Inc.(b)	1,052,992
162,195	Kimberly-Clark Corp.	17,791,170
6,668	Laboratory Corp of America Holdings(b)	797,226
18,152	Lexmark International, Inc. - Class A	805,767
Shares		Value
UNITED STATES (continued)
452,728	Lionbridge Technologies, Inc.(b)	$2,512,640
24,780	Lockheed Martin Corp.	4,623,948
35,658	Lowe’s Cos, Inc.	2,455,410
28,433	Manpowergroup, Inc.	2,426,188
82,384	Matrix Service Co.(b)	1,809,976
77,604	McCormick & Co., Inc. - Non Voting Shares	5,843,581
80,280	McDonald’s Corp.	7,751,034
75,572	MDC Holdings, Inc.	2,028,352
200,000	Medtronic Plc	14,890,000
52,412	Methode Electronics, Inc.	2,225,414
3,334	Mettler-Toledo International, Inc.(b)	1,056,911
96,875	Micron Technology, Inc.(b)	2,725,094
91,331	Microsoft Corp.	4,442,340
225,909	Mueller Water Products, Inc. - Class A	2,114,508
33,217	Myriad Genetics, Inc.(b)	1,097,157
13,089	National Oilwell Varco, Inc.	712,172
29,760	NeuStar, Inc. - Class A(b)	892,800
477,291	NexPoint Residential Trust, Inc., REIT(b)(c)	6,748,895
5,433	Northrop Grumman Corp.	836,899
51,987	Old Republic International Corp.	794,881
76,068	Omnicom Group, Inc.	5,762,912
223,235	ON Semiconductor Corp.(b)	2,571,667
18,522	Oracle Corp.	807,930
31,359	OSI Systems, Inc.(b)	2,107,638
18,769	Outerwall, Inc.	1,246,825
18,522	PAREXEL International Corp.(b)	1,177,536
12,789	Park-Ohio Holdings Corp.	592,514
66,427	Patterson-UTI Energy, Inc.	1,484,643
120,606	Paychex, Inc.	5,836,124
274,880	PDL BioPharma, Inc.	1,833,450
192,431	People’s United Financial, Inc.	2,907,632
60,464	PepsiCo, Inc.	5,751,336
54,485	Pilgrim’s Pride Corp.	1,345,779
161,161	Portland General Electric Co.	5,666,421
13,583	PRA Group, Inc.(b)	744,009
75,000	Primoris Services Corp.	1,442,250
64,038	ProAssurance Corp.	2,878,508
92,120	PulteGroup, Inc.	1,777,916
29,868	Quest Diagnostics, Inc.	2,133,173
45,000	Ralph Lauren Corp.	6,003,450
13,583	Raymond James Financial, Inc .	767,847
33,563	Raytheon Co.	3,490,552
74,326	Regions Financial Corp.	730,625
13,706	ResMed, Inc.	876,362
27,733	REX American Resources Corp.(b)	1,753,280
35,593	Rogers Corp.(b)	2,587,967
34,638	Safety Insurance Group, Inc.	2,014,200
77,794	Sanderson Farms, Inc.	5,843,885
60,000	SanDisk Corp.	4,016,400

19

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Shares		Value
UNITED STATES (continued)
37,502	Sanmina Corp.(b)	$762,416
17,672	Savient Pharmaceuticals, Inc.(b)(c)(d)(e)	0
15,312	Science Applications International Corp.	767,131
40,571	Silgan Holdings, Inc.	2,185,560
26,995	SM Energy Co.	1,564,900
29,389	Southwest Airlines Co.	1,192,018
70,809	Spectra Energy Partners LP	3,836,432
28,861	SPX Corp.	2,222,297
93,726	St Joe Co. (The)(b)	1,635,519
29,760	Starwood Property Trust, Inc., REIT	714,538
216,018	SUPERVALU, Inc.(b)	1,898,798
51,864	Symetra Financial Corp.	1,231,770
21,733	Syntel, Inc.(b)	978,420
172,048	Take-Two Interactive Software, Inc.(b)	4,077,538
61,456	TC PipeLines LP(b)	4,183,924
13,213	Tech Data Corp.(b)	744,817
50,000	Tiffany & Co.	4,374,000
36,894	Torchmark Corp.	2,070,122
74,966	Travelers Cos., Inc. (The)	7,579,812
205,262	Triangle Petroleum Corp.(b)	1,225,414
71,473	Trinity Industries, Inc.	1,936,204
57,463	United Parcel Service, Inc. - Class B	5,776,755
48,211	United Technologies Corp.	5,484,001
6,392	Universal Health Services, Inc. - Class B	747,544
75,000	Universal Truckload Services, Inc.(c)	1,593,000
66,435	Valero Energy Corp.	3,780,152
15,188	Verizon Communications, Inc.	766,083
9,755	Visteon Corp.(b)	989,157
43,714	Voya Financial, Inc.	1,850,851
37,956	VSE Corp.(c)	2,700,190
11,607	WABCO Holdings, Inc.(b)	1,444,491
52,500	Walgreens Boots Alliance, Inc.	4,353,825
159,891	Wal-Mart Stores, Inc.	12,479,493
20,149	Wells Fargo & Co.	1,110,210
124,134	Werner Enterprises, Inc.	3,335,481
146,800	Westar Energy, Inc.	5,527,020
20,256	Western Digital Corp.	1,979,821
43,495	Western Union Co. (The)	882,079
13,089	Westlake Chemical Corp.	1,020,680
14,684	Wintrust Financial Corp.	715,698
175,000	World Wrestling Entertainment, Inc. - Class A	2,348,500
162,813	Xcel Energy, Inc.	5,520,989
20,992	Zoetis, Inc.	932,465
		630,489,915
Total Common Stocks (Cost $950,554,940)		1,029,060,383
Shares		Value
CLOSED-END FUNDS — 5.8%
UNITED STATES — 5.8%
381,882	Apollo Tactical Income Fund, Inc.(c)	$6,262,865
500,715	Ares Dynamic Credit Allocation Fund, Inc.(c)	8,151,640
355,000	Avenue Income Credit Strategies Fund(c)	5,474,100
374,679	Babson Capital Global Short Duration High Yield Fund(c)	7,812,057
100,709	Babson Capital Participation Investors(c)	1,252,820
435,251	Blackrock Corp. High Yield Fund, Inc.	4,957,509
706,890	BlackRock Credit Allocation Income Trust(c)	9,571,291
4,232,694	BlackRock Debt Strategies Fund, Inc.(c)	16,084,237
250,000	BlackRock Defined Opportunity Credit Trust(c)	3,365,000
725,000	BlackRock Income Trust, Inc.(c)	4,669,000
54,142	Blackrock Limited Duration Income Trust	872,228
966,970	Blackrock Multi-Sector Income Trust(c)	17,009,002
1,079,324	Blackstone/GSO Strategic Credit Fund(c)	17,560,601
612,043	Brookfield Mortgage Opportunity Income Fund, Inc.(c)	10,037,505
1,390,880	ClearBridge Energy MLP Fund, Inc.(c)	36,900,046
544,470	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(c)	13,121,727
200,000	Deutsche Multi-Market Income Trust(c)	1,700,000
1,015,837	Doubleline Income Solutions Fund(c)	20,824,659
620,000	First Trust Intermediate Duration Preferred & Income Fund(c)	14,253,800
102,781	Guggenheim Credit Allocation Fund(c)	2,340,323
1,247,522	Invesco Dynamic Credit Opportunities Fund(c)	15,257,194
1,214,239	Invesco Senior Income Trust(c)	5,719,066
287,092	KKR Income Opportunities Fund(c)	4,725,534
445,024	Legg Mason BW Global Income Opportunities Fund, Inc.(c)	7,253,891
660,280	New America High Income Fund(c)	6,061,370
946,875	NexPoint Credit Strategies Fund(c)	7,423,500
240,544	Nuveen Mortgage Opportunity Term Fund(c)	5,546,945

20

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Shares		Value
UNITED STATES (continued)
290,061	Nuveen Preferred & Income Term Fund(c)	$6,862,843
1,356,489	Nuveen Quality Preferred Income Fund(c)	11,638,676
1,120,020	PIMCO Dynamic Credit Income Fund(c)	23,666,023
690,000	Pimco Dynamic Income Fund(c)	20,727,600
627,840	Pioneer Floating Rate Trust(c)	7,295,501
398,019	Prudential Global Short Duration High Yield Fund, Inc.(c)	6,404,126
983,439	Prudential Short Duration High Yield Fund, Inc.(c)	15,921,877
50,102	Stone Harbor Emerging Markets Income Fund	842,215
858,135	Tortoise Energy Infrastructure Corp.(c)	38,101,194
750,000	Voya Prime Rate Trust	4,222,500
1,981,048	Wells Fargo Advantage Income Opportunities Fund(c)	17,690,759
290,540	Western Asset Mortgage Defined Opportunity Fund(c).	7,068,838
50,000	Western Asset Variable Rate Strategic Fund, Inc.(c)	827,000
Total Closed-End Funds (Cost $429,899,444)		415,477,062
EXCHANGE TRADED FUNDS — 1.5%
UNITED STATES — 1.5%
100,000	Alerian MLP ETF	1,720,000
307,427	iShares MSCI Canada Index Fund	8,952,274
395,400	iShares MSCI Germany Index Fund	11,711,748
125,000	Vanguard FTSE Europe ETF	7,065,000
162,579	WisdomTree Europe SmallCap Dividend Fund	9,593,787
1,180,100	WisdomTree Japan Hedged Equity Fund	66,581,242
Total Exchange Traded Funds (Cost $96,632,244)		105,624,051
PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
1,500	Actavis Plc	1,509,060
35,000	Exelon Corp.	1,724,450
104,500	New York Community Capital Trust V	5,219,775
Total Preferred Stocks (Cost $8,340,925)		8,453,285
Shares			Value
RIGHTS/WARRANTS — 0.0%
HONG KONG — 0.0%
890,000		Haitong International Securities Group Ltd. Rights, Expires 05/15/15(b)	$591,377
NETHERLANDS — 0.0%
140,611		Unilever NA - CVA Coupons, Expires 06/03/15	0
Total Rights/Warrants (Cost $167,576)			591,377

Contracts/ Notional Amount($)
CALL OPTIONS PURCHASED — 0.0%
4,534		iShares 20+ Year Treasury Bond ETF, Strike $128.00, Expires 06/19/15	766,246
25,000,000		U.S. Stock Basket Absolute Dispersion, Strike $22.00, Expires 07/17/15	23,307
Total Call Options Purchased (Cost $2,136,404)			789,553
PUT OPTIONS PURCHASED — 0.1%
140,000		PowerShares DB US Dollar Index Bullish Fund, Strike $25.00, Expires 06/19/15	5,740,000
Total Put Options Purchased (Cost $1,951,334)			5,740,000

Principal Amount			Value
CORPORATE BONDS — 6.7%
AUSTRALIA — 0.0%
$1,113,000	(f)	Origin Energy Finance Ltd., 4.00%, 09/16/74(g)(h)	1,215,991
AUSTRIA — 0.0%
5,218,800		A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(d)(e)	0
8,000,000		A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(d)(e)	0
225,000	(f)	Sappi Papier Holding GmbH, 3.38%, 04/01/22(h)	246,957
			246,957
BELGIUM — 0.1%
5,000,000		Sofina SA, Cnv., 1.00%, 09/19/16(h)	5,005,000
BERMUDA — 0.0%
7,000,000	(i)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(b)(c)(d)(e)(j)	1,058,041

21

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount			Value
BERMUDA (continued)
$1,250,000		Digicel Ltd., 6.75%, 03/01/23(h)	$1,231,875
			2,289,916
CANADA — 0.1%
1,000,000		1011778 BC ULC/New Red Finance, Inc., 6.00%, 04/01/22(k)	1,035,000
125,000		Gibson Energy, Inc., 6.75%, 07/15/21(k)	130,137
225,000		Masonite International Corp., 5.63%, 03/15/23(k)	235,125
829,000		Northern Blizzard Resources, Inc., 7.25%, 02/01/22(k)	787,550
1,500,000		Quebecor Media, Inc., 5.75%, 01/15/23	1,567,245
700,000		Ultra Petroleum Corp., 5.75%, 12/15/18(k)	658,000
400,000	(l)	Valeant Pharmaceuticals International, Inc., 4.50%, 05/15/23(h)	452,509
1,900,000		Valeant Pharmaceuticals International, Inc., 5.88%, 05/15/23(k)	1,949,875
1,675,000		Valeant Pharmaceuticals International, Inc., 6.13%, 04/15/25(k)	1,728,391
			8,543,832
CAYMAN ISLANDS — 0.1%
1,150,000		Jafz Sukuk Ltd., 7.00%, 06/19/19(h)	1,318,130
1,350,000		Petrobras Global Finance BV, 5.38%, 01/27/21	1,295,730
2,000,000		Siem Industries, Inc., Cnv., 1.00%, 09/12/19(h)	1,900,000
330,000		TAM Capital 3, Inc., 8.38%, 06/03/21(h)	336,600
550,000		UPCB Finance IV Ltd., 5.38%, 01/15/25(k)	558,938
825,000		UPCB Finance VI Ltd., 6.88%, 01/15/22(k)	886,875
			6,296,273
CROATIA (HRVATSKA) — 0.0%
2,100,000	(l)	Agrokor dd, 9.13%, 02/01/20(h)	2,622,884
CZECH REPUBLIC — 0.0%
1,175,000	(l)	RPG Byty Sro, 6.75%, 05/01/20(h)	1,388,009
FRANCE — 0.1%
2,225,000	(f)	Lafarge SA, 4.75%, 09/30/20(h)	2,958,646
Principal Amount			Value
FRANCE (continued)
$373,000		Lafarge SA, 7.13%, 07/15/36	$486,765
650,000		SPCM SA, 6.00%, 01/15/22(h)	689,000
			4,134,411
GERMANY — 0.1%
1,580,000	(f)	Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20(h)	1,935,992
1,225,000	(f)	Rapid Holding GmbH, 6.63%, 11/15/20(h)	1,358,987
1,000,000	(f)	Safari Holding Verwaltungs GmbH, 8.25%, 02/15/21(h)	1,179,106
700,000	(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 01/15/25(h)	805,646
350,000		ZF North America Capital, Inc., 4.00%, 04/29/20(k)	351,978
175,000		ZF North America Capital, Inc., 4.50%, 04/29/22(k)	175,840
			5,807,549
GREECE — 0.0%
1,250,000		Aegean Marine Petroleum Network, Inc., Cnv., 4.00%, 11/01/18	1,535,156
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(b)(c)(d)(e)(j)	1,133,154
INDIA — 0.0%
1,375,000		Tata Motors Ltd., 4.63%, 04/30/20(h)	1,413,088
IRELAND — 0.1%
1,875,000	(f)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.25%, 01/15/22(h)	2,150,084
1,475,000	(f)	eircom Finance Ltd., 9.25%, 05/15/20(h)	1,805,264
650,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 4.38%, 04/30/18(h)	640,250
675,000		Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18(h)	641,250
700,000		Russian Railways via RZD Capital Plc, 5.70%, 04/05/22(h)	661,500
600,000		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 04/30/18(h)	633,600
			6,531,948

22

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount			Value
ITALY — 0.1%
$1,525,000	(m)	Enel SpA, 7.75%, 09/10/75(g)(h)	$2,645,118
950,000	(m)	Telecom Italia SpA, 6.38%, 06/24/19	1,618,275
			4,263,393
JERSEY CHANNEL ISLANDS — 0.0%
1,000,000	(f)	Hastings Insurance Group Finance Plc, 8.00%, 10/21/20(h)	1,642,439
LUXEMBOURG — 0.4%
550,000	(f)	Altice Financing SA, 5.25%, 02/15/23(h)	648,755
975,000		Altice Financing SA, 6.63%, 02/15/23(k)	1,004,250
1,100,000	(f)	Cirsa Funding Luxembourg SA, 5.88%, 05/15/23(h)	1,215,065
820,000		ContourGlobal Power Holdings SA, 7.13%, 06/01/19(k)	855,670
1,000,000		Cosan Luxembourg SA, 5.00%, 03/14/23(h)	902,500
1,425,000	(m)	Finmeccanica Finance SA, 8.00%, 12/16/19	2,603,626
1,200,000		Gazprom OAO Via Gaz Capital SA, 8.15%, 04/11/18(h)	1,272,000
700,000		Gazprom OAO Via Gaz Capital SA, 6.00%, 01/23/21(h)	693,000
900,000	(f)	Grand City Properties SA, 3.75%, 12/29/49(g)	998,160
2,200,000	(f)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(h)	2,905,337
1,400,000		Severstal OAO Via Steel Capital SA, 4.45%, 03/19/18(h)	1,328,796
8,000,000		Subsea 7 SA, Cnv., 1.00%, 10/05/17(h)	7,430,000
550,000	(f)	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 05/01/22(h)	623,744
1,700,000	(f)	Wind Acquisition Finance SA, 4.00%, 07/15/20(h)	1,933,013
1,100,000	(f)	Xella Holdco Finance SA, 9.13% cash or payment-in-kind interest, 09/15/18(h)(n)	1,284,542
			25,698,458
MEXICO — 0.0%
350,000	(I)	Cemex SAB de CV, 4.38%, 03/05/23(h)	392,173
NETHERLANDS — 0.2%
1,625,000	(f)	Cable Communications Systems NV, 7.50%, 11/01/20(h)	1,924,988
1,200,000	(f)	Constellium NV, 7.00%, 01/15/23(h)	1,400,995
Principal Amount			Value
NETHERLANDS (continued)
$1,250,000	(f)	Grupo Antolin Dutch BV, 4.75%, 04/01/21(h)	$1,440,407
1,225,000	(f)	LGE HoldCo VI BV, 7.13%, 05/15/24(h)	1,550,868
1,400,000		Lukoil International Finance BV, 3.42%, 04/24/18(h)	1,318,100
1,200,000	(f)	Petrobras Global Finance BV, 4.88%, 03/07/18	1,352,474
775,000	(f)	Schaeffler Finance BV, 3.25%, 05/15/25(h)	881,087
500,000	(f)	Schaeffler Holding Finance BV, 5.75% cash or 9.88% payment-in-kind interest, 11/15/21(h)(n)	609,203
2,600,000	(f)	Sonae Investments BV, Cnv., 1.63%, 06/11/19(h)	2,948,607
1,000,000	(f)	Telefonica Europe BV, 5.88%, 03/31/49(g)(h)	1,280,138
1,500,000		VTR Finance BV, 6.88%, 01/15/24(k)	1,552,050
525,000	(f)	Ziggo Secured Finance BV, 3.75%, 01/15/25(h)	597,661
			16,856,578
NORWAY — 0.0%
775,000	(f)	Lock AS, 5.55%, 08/15/20(g)(h)	878,912
1,150,000	(f)	Lock AS, 7.00%, 08/15/21(h)	1,402,484
700,000	(f)	Silk Bidco AS, 7.50%, 02/01/22(h)	820,383
			3,101,779
POLAND — 0.0%
1,075,000	(f)	Play Finance 2 SA, 5.25%, 02/01/19(h)	1,250,278
PORTUGAL — 0.0%
1,151,000	(f)	PT Portugal SGPS SA, 6.25%, 07/26/16	1,321,516
SINGAPORE — 0.1%
5,000,000	(f)	OSIM International Ltd., Cnv., 3.10%, 09/18/19(c)(h)(j)	3,649,184
TURKEY — 0.0%
650,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20(h)	637,000
UNITED KINGDOM — 0.2%
1,350,000	(f)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(h)	2,295,002
330,000	(f)	Arrow Global Finance Plc, 7.88%, 03/01/20(h)	532,887
975,000	(f)	Boparan Finance Plc, 5.50%, 07/15/21(h)	1,317,021

23

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount			Value
UNITED KINGDOM (continued)
$490,000	(f)	Debenhams Plc, 5.25%, 07/15/21(h)	$751,507
1,475,000	(f)	Infinis Plc, 7.00%, 02/15/19(h)	2,388,636
300,000		International Game Technology Plc, 5.63%, 02/15/20(k)	295,837
475,000	(l)	International Game Technology Plc, 4.75%, 02/15/23(h)	539,355
925,000	(f)	Jerrold Finco Plc, 9.75%, 09/15/18(h)	1,551,203
350,000	(f)	Moy Park Bondco Plc, 6.25%, 05/29/21(h)	526,502
100,000	(f)	Moy Park Bondco Plc, 6.25%, 05/29/21(h)	150,429
950,000	(f)	Southern Water Greensands Financing Plc, 8.50%, 04/15/19(h)	1,647,812
425,000	(I)	TA Manufacturing Ltd., 3.63%, 04/15/23(h)	477,817
			12,474,008
UNITED STATES — 5.0%
1,500,000		Acorda Therapeutics, Inc., Cnv., 1.75%, 06/15/21	1,473,750
4,000,000		Allscripts Healthcare Solutions, Inc., Cnv., 1.25%, 07/01/20	4,115,000
3,500,000		Ally Financial, Inc., 8.00%, 11/01/31	4,392,500
1,250,000		Antero Resources Corp., 5.13%, 12/01/22	1,243,750
6,000,000		Ares Capital Corp., Cnv., 5.13%, 06/01/16(c)	6,202,500
900,000		Argos Merger Sub, Inc., 7.13%, 03/15/23(k)	945,000
3,000,000		Ascent Capital Group, Inc., Cnv., 4.00%, 07/15/20(c)	2,347,500
5,000,000		BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18	5,156,250
4,000,000		Blucora, Inc., Cnv., 4.25%, 04/01/19	3,762,500
500,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22(k)	520,000
500,000		Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21(k)	477,500
7,500,000		BroadSoft, Inc., Cnv., 1.50%, 07/01/18	7,804,687
750,000		California Resources Corp., 5.50%, 09/15/21(k)	710,625
1,000,000		California Resources Corp., 6.00%, 11/15/24(k)	940,000

Principal Amount		Value
UNITED STATES (continued)
$1,075,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.63%, 01/15/22	$1,091,125
9,000,000	Cardtronics, Inc., Cnv., 1.00%, 12/01/20	8,954,694
1,700,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 05/01/27(k)	1,674,500
2,000,000	Cemex Finance LLC, 9.38%, 10/12/22(k)	2,277,000
300,000	Chesapeake Energy Corp., 4.88%, 04/15/22	276,750
1,000,000	Chesapeake Energy Corp., 5.75%, 03/15/23	977,500
5,000,000	Chesapeake Energy Corp., Cnv., 2.50%, 05/15/37	4,787,500
6,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	5,970,000
1,500,000	Clear Channel Worldwide Holdings, Inc. - Series B, 6.50%, 11/15/22	1,586,250
900,000	Concho Resources, Inc., 5.50%, 10/01/22	915,840
500,000	CONSOL Energy, Inc., 5.88%, 04/15/22	458,750
2,025,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23(k)	2,116,125
1,250,000	Crown Media Holdings, Inc., 10.50%, 07/15/19	1,331,250
1,050,000	Dean Foods Co., 6.50%, 03/15/23(k)	1,081,500
750,000	Denbury Resources, Inc., 5.50%, 05/01/22	710,625
250,000	Denbury Resources, Inc., 4.63%, 07/15/23	225,000
500,000	Diamondback Energy, Inc., 7.63%, 10/01/21	541,250
750,000	Endo Finance LLC/Endo Finco, Inc., 5.38%, 01/15/23(k)	737,812
1,000,000	Endologix, Inc., Cnv., 2.25%, 12/15/18	981,250
550,000	Energy XXI Gulf Coast, Inc., 11.00%, 03/15/20(k)	525,250
3,500,000	Energy XXI Ltd., Cnv., 3.00%, 12/15/18	1,299,375
300,000	EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 05/01/20	321,000
750,000	EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 09/01/22	787,500
7,000,000	Euronet Worldwide, Inc., Cnv., 1.50%, 10/01/44(k)	7,669,375

24

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$750,000	Exterran Partners LP/EXLP Finance Corp., 6.00%, 04/01/21	$735,000
300,000	Exterran Partners LP/EXLP Finance Corp., 6.00%, 10/01/22	292,500
850,000	Family Tree Escrow LLC, 5.75%, 03/01/23(k)	892,500
5,000,000	Finisar Corp., Cnv., 0.50%, 12/15/33	5,034,375
3,680,000	Fluidigm Corp., Cnv., 2.75%, 02/01/34(c)	3,730,600
1,000,000	Forum Energy Technologies, Inc., 6.25%, 10/01/21	945,000
7,000,000	General Cable Corp., Cnv.,STEP, 4.50%, 11/15/29	5,333,125
800,000	Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24	772,000
500,000	Goodrich Petroleum Corp., Cnv., 5.00%, 10/01/32	295,000
1,000,000	H&E Equipment Services, Inc., 7.00%, 09/01/22	1,047,500
1,500,000	Harron Communications LP/Harron Finance Corp., 9.13%, 04/01/20(k)	1,646,250
15,500,000	Hologic, Inc., Cnv., STEP, 2.00%, 03/01/42	19,384,688
10,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/43	11,737,500
5,000,000	HomeAway, Inc., Cnv., 0.13%, 04/01/19	4,712,500
7,000,000	Hornbeck Offshore Services, Inc., Cnv., 1.50%, 09/01/19	5,884,375
3,000,000	Iconix Brand Group, Inc., Cnv., 1.50%, 03/15/18	3,101,250
9,000,000	Integra Lifesciences Holdings Corp., 1.63%, 12/15/16(c)	10,147,500
7,000,000	JDS Uniphase Corp., Cnv., 0.63%, 08/15/33	7,153,125
2,000,000	KB Home, Cnv., 1.38%, 02/01/19	1,907,500
3,120,000	Kinder Morgan, Inc., 7.75%, 01/15/32	3,723,327
500,000	Laredo Petroleum, Inc., 5.63%, 01/15/22	503,125
175,000	Legacy Reserves LP/Legacy Reserves Finance Corp., 8.00%, 12/01/20	152,687
1,000,000	Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21	840,000
29,012,534	Liberty Interactive LLC, Cnv., 3.75%, 02/15/30	18,205,365
Principal Amount			Value
UNITED STATES (continued)
$1,730,840		Liberty Interactive LLC, Cnv., 1.00%, 09/30/43(k)	$1,628,071
7,000,000		Live Nation Entertainment, Inc., Cnv., 2.50%, 05/15/19(k)	7,249,375
2,050,000		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 12/01/24	2,120,520
100,000		Matador Resources Co., 6.88%, 04/15/23(k)	102,625
1,250,000		Memorial Production Partners LP/Memorial Production Finance Corp., 6.88%, 08/01/22(k)	1,171,875
3,000,000		Meritage Homes Corp., Cnv., 1.88%, 09/15/32	3,084,375
8,000,000		Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	8,380,000
785,000		Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 08/01/21(k)	816,400
1,325,000	(l)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 5.75%, 10/01/20	1,617,958
300,000		Newfield Exploration Co., 5.75%, 01/30/22	318,000
500,000		NuStar Logistics LP, 6.75%, 02/01/21	536,250
500,000		Oasis Petroleum, Inc., 7.25%, 02/01/19	510,250
350,000		Oasis Petroleum, Inc., 6.50%, 11/01/21	351,750
3,000,000		Omnicare, Inc., Cnv., 3.25%, 12/15/35	3,585,000
5,000,000		PDL BioPharma, Inc., Cnv., 4.00%, 02/01/18	4,809,375
7,000,000		Priceline Group, Inc. (The), Cnv., 0.90%, 09/15/21(k)	6,938,750
750,000	(l)	PSPC Escrow Corp., 6.00%, 02/01/23(h)	874,771
300,000		Rex Energy Corp., 8.88%, 12/01/20	258,000
300,000		Rex Energy Corp., 6.25%, 08/01/22(k)	228,000
500,000		Rice Energy, Inc., 6.25%, 05/01/22	502,500
150,000		Rice Energy, Inc., 7.25%, 05/01/23(k)	156,000
750,000		RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 08/01/21(k)	742,500
1,000,000		RTI International Metals, Inc., Cnv., 1.63%, 10/15/19	1,185,000

25

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount			Value
UNITED STATES (continued)
$500,000		Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	$505,000
625,000		Sabine Pass Liquefaction LLC, 5.63%, 03/01/25(k)	628,469
500,000		Safway Group Holding LLC/Safway Finance Corp., 7.00%, 05/15/18(k)	506,250
8,000,000		SanDisk Corp., Cnv., 0.50%, 10/15/20	8,230,000
10,500,000		SEACOR Holdings, Inc., Cnv., 3.00%, 11/15/28(c)	9,541,875
12,000,000		ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(e)(k)	1,200,000
4,000,000		Shutterfly, Inc., Cnv., 0.25%, 05/15/18	3,940,000
250,000		SM Energy Co., 6.50%, 11/15/21	260,000
500,000		SM Energy Co., 6.13%, 11/15/22(k)	525,000
2,500,000		Southern Star Central Corp., 5.13%, 07/15/22(k)	2,600,000
1,250,000		Sprint Communications, Inc., 7.00%, 08/15/20	1,268,750
10,000,000		Starwood Property Trust, Inc., Cnv., 3.75%, 10/15/17	10,400,000
7,900,000		Starwood Property Trust, Inc., Cnv., REIT, 4.55%, 03/01/18	8,591,250
4,000,000		Stone Energy Corp., Cnv., 1.75%, 03/01/17	3,740,000
8,000,000		Tesla Motors, Inc., Cnv., 0.25%, 03/01/19	7,525,000
2,000,000		Tesla Motors, Inc., Cnv., 1.25%, 03/01/21	1,846,250
500,000		Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20	520,000
3,300,000		Titan Machinery, Inc., Cnv., 3.75%, 05/01/19	2,541,000
5,000,000		TiVo, Inc., Cnv., 2.00%, 10/01/21(k)	4,793,750
1,250,000		TPC Group, Inc., 8.75%, 12/15/20(k)	1,193,750
5,000,000		Twitter, Inc., Cnv., 0.25%, 09/15/19(k)	4,568,750
800,000		Unit Corp., 6.63%, 05/15/21	768,000
7,885,000		Vector Group Ltd., Cnv., 1.75%, 04/15/20	8,436,950
2,325,000	(m)	Virgin Media Secured Finance Plc, 6.00%, 04/15/21(h)	3,748,651
4,000,000		Web.com Group, Inc., Cnv., 1.00%, 08/15/18	3,667,500
5,000,000		WebMD Health Corp., Cnv., 2.25%, 03/31/16	5,012,500
Principal Amount			Value
UNITED STATES (continued)
$9,000,000		WebMD Health Corp., Cnv., 2.50%, 01/31/18	$9,163,125
2,000,000		WebMD Health Corp., Cnv., 1.50%, 12/01/20	2,172,500
2,000,000		Wright Medical Group, Inc., Cnv., 2.00%, 02/15/20(k)	2,095,000
			352,722,240
VIRGIN ISLANDS (BRITISH) — 0.1%
2,150,000		OAS Finance Ltd., 8.00%, 07/02/21(b)(e)(k)	451,500
1,050,000		OAS Finance Ltd., 8.00%, 07/02/21(b)(e)(k)	220,500
200,000		Pacific Drilling V Ltd., 7.25%, 12/01/17(k)	185,000
4,000,000		UTi Worldwide, Inc., Cnv., 4.50%, 03/01/19	3,975,000
			4,832,000
Total Corporate Bonds (Cost $498,342,572)			477,005,214
GOVERNMENT BONDS — 3.5%
BRAZIL — 0.3%
1,710,000	(f)	Brazil Letras do Tesouro Nacional, 11.14%, 10/01/15(j)	537,618
4,270,000	(f)	Brazil Letras do Tesouro Nacional, 11.31%, 01/01/16(j)	1,299,723
510,000	(f)	Brazil Letras do Tesouro Nacional, 11.29%, 07/01/16(j)	145,750
1,620,000	(f)	Brazil Letras do Tesouro Nacional, 11.31%, 10/01/16(j)	448,421
9,490,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	8,491,483
1,410,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/19	1,236,624
160,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/20	138,412
840,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/22	728,340
1,292,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/23	1,136,228
80,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/24	69,233
2,400,000	(f)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,121,655

26

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount			Value
BRAZIL (continued)
$3,900,000	(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	$1,273,963
			17,627,450
HUNGARY — 0.3%
22,320,000	(f)	Hungary Government Bond, 5.50%, 12/22/16	87,390
101,440,000	(f)	Hungary Government Bond, 6.75%, 02/24/17	407,714
507,020,000	(f)	Hungary Government Bond, 6.75%, 11/24/17	2,100,846
105,450,000	(f)	Hungary Government Bond, 4.00%, 04/25/18	408,562
64,470,000	(f)	Hungary Government Bond, 5.50%, 12/20/18	263,356
267,350,000	(f)	Hungary Government Bond, 6.50%, 06/24/19	1,130,396
67,860,000	(f)	Hungary Government Bond, 7.50%, 11/12/20	307,212
145,810,000	(f)	Hungary Government Bond, 7.00%, 06/24/22	661,368
79,380,000	(f)	Hungary Government Bond, 6.00%, 11/24/23	349,287
64,530,000	(f)	Hungary Government Bond, 5.50%, 06/24/25	277,648
520,000	(f)	Hungary Government International Bond, 4.38%, 07/04/17(h)	625,531
5,100,000	(f)	Hungary Government International Bond, 6.00%, 01/11/19	6,722,386
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	3,339,064
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	4,576,013
			21,256,773
INDONESIA — 0.1%
2,780,000,000	(f)	Indonesia Treasury Bill, 6.44%, 01/07/16(j)	206,135
3,590,000,000	(f)	Indonesia Treasury Bond, 9.00%, 09/15/18	288,405
20,080,000,000	(f)	Indonesia Treasury Bond, 12.80%, 06/15/21	1,931,708
33,160,000,000	(f)	Indonesia Treasury Bond, 12.90%, 06/15/22	3,274,430
4,520,000,000	(f)	Indonesia Treasury Bond, 8.38%, 03/15/24	363,518
4,640,000,000	(f)	Indonesia Treasury Bond, 8.38%, 03/15/34	369,589
			6,433,785
Principal Amount			Value
IRELAND — 0.2%
$6,589,060	(f)	Ireland Government Bond, 5.40%, 03/13/25	$10,502,958
MALAYSIA — 0.5%
2,150,000	(f)	Bank Negara Malaysia Monetary Notes, 2.98%, 05/05/15(j)	603,678
9,200,000	(f)	Bank Negara Malaysia Monetary Notes, 3.05%, 05/19/15(j)	2,580,045
130,000	(f)	Bank Negara Malaysia Monetary Notes, 3.34%, 08/11/15(j)	36,194
250,000	(f)	Bank Negara Malaysia Monetary Notes, 3.18%, 08/18/15(j)	69,563
140,000	(f)	Bank Negara Malaysia Monetary Notes, 3.34%, 09/08/15(j)	38,884
20,860,000	(f)	Bank Negara Malaysia Monetary Notes, 3.35%, 12/08/15(j)	5,747,134
10,000	(f)	Malaysia Government Bond, 3.84%, 08/12/15	2,814
87,958,000	(f)	Malaysia Government Bond, 4.72%, 09/30/15	24,874,567
4,485,000	(f)	Malaysia Government Bond, 3.20%, 10/15/15	1,260,286
5,600,000	(f)	Malaysia Government Bond, 3.17%, 07/15/16	1,572,561
10,000	(f)	Malaysia Treasury Bill, 2.96%, 04/29/16(j)	2,722
			36,788,448
MEXICO — 0.5%
46,967,000	(f)	Mexican Bonos, 6.00%, 06/18/15	3,073,029
105,043,000	(f)	Mexican Bonos, 8.00%, 12/17/15	7,054,943
71,850,000	(f)	Mexican Bonos, 6.25%, 06/16/16	4,815,561
70,190,000	(f)	Mexican Bonos, 7.25%, 12/15/16	4,816,639
23,900,000	(f)	Mexican Bonos, 7.75%, 12/14/17	1,682,716
2,720,000	(f)	Mexican Udibonos, 5.00%, 06/16/16	982,817
2,712,000	(f)	Mexican Udibonos, 3.50%, 12/14/17	988,021
1,851,000	(f)	Mexican Udibonos, 4.00%, 06/13/19	686,389
1,465,000	(f)	Mexican Udibonos, 2.50%, 12/10/20	506,764
77,686,000	(f)	Mexico Cetes, 3.04%, 05/28/15(j)	505,248

27

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount			Value
MEXICO (continued)
$233,731,000	(f)	Mexico Cetes, 3.03%, 06/11/15(j)	$1,518,505
81,611,000	(f)	Mexico Cetes, 2.98%, 06/25/15(j)	529,658
102,750,000	(f)	Mexico Cetes, 2.97%, 07/23/15(j)	665,015
267,948,000	(f)	Mexico Cetes, 3.13%, 09/17/15(j)	1,725,542
43,189,000	(f)	Mexico Cetes, 3.22%, 10/01/15(j)	277,767
60,961,000	(f)	Mexico Cetes, 3.24%, 11/12/15(j)	390,624
59,442,000	(f)	Mexico Cetes, 3.26%, 12/10/15(j)	379,895
259,614,000	(f)	Mexico Cetes, 2.97%, 01/07/16(j)	1,654,612
28,368,000	(f)	Mexico Cetes, 3.34%, 02/04/16(j)	180,263
244,384,000	(f)	Mexico Cetes, 3.66%, 03/03/16(j)	1,549,199
522,094,000	(f)	Mexico Cetes, 1.89%, 03/31/16(j)	3,297,203
8,023,000	(f)	Mexico Cetes, 3.60%, 04/14/16(j)	50,616
			37,331,026
PHILIPPINES — 0.1%
41,760,000	(f)	Philippine Government Bond, 1.63%, 04/25/16	926,117
312,450,000	(f)	Philippine Government Bond, 9.13%, 09/04/16	7,582,221
1,420,000	(f)	Philippine Treasury Bill, 1.37%, 05/06/15(j)	31,888
2,150,000	(f)	Philippine Treasury Bill, 1.42%, 06/03/15(j)	48,176
4,960,000	(f)	Philippine Treasury Bill, 1.00%, 09/02/15(j)	110,594
5,260,000	(f)	Philippine Treasury Bill, 5.11%, 10/07/15(j)	117,042
1,640,000	(f)	Philippine Treasury Bill, 1.37%, 11/04/15(j)	36,342
4,060,000	(f)	Philippine Treasury Bill, 1.45%, 12/02/15(j)	89,748
			8,942,128
POLAND — 0.3%
7,481,000	(f)	Poland Government Bond, 2.97%, 07/25/15(j)	2,071,077
32,184,000	(f)	Poland Government Bond, 6.25%, 10/24/15	9,137,061
28,470,000	(f)	Poland Government Bond, 2.94%, 01/25/16(j)	7,819,295
8,188,000	(f)	Poland Government Bond, 2.01%, 01/25/17(g)	2,276,131
Principal Amount			Value
POLAND (continued)
$8,307,000	(f)	Poland Government Bond, 2.01%, 01/25/21(g)	$2,288,212
			23,591,776
PORTUGAL — 0.0%
2,560,000		Portugal Government International Bond, 5.13%, 10/15/24(k)	2,783,744
SERBIA — 0.1%
1,540,000		Republic of Serbia, 5.25%, 11/21/17(k)	1,590,681
3,280,000		Republic of Serbia, 7.25%, 09/28/21(k)	3,777,871
			5,368,552
SINGAPORE — 0.1%
9,410,000	(f)	Monetary Authority of Singapore, 0.63%, 05/04/15(j)	7,111,548
SLOVENIA — 0.1%
2,860,000		Slovenia Government International Bond, 5.50%, 10/26/22(k)	3,300,268
1,400,000		Slovenia Government International Bond, 5.85%, 05/10/23(k)	1,658,496
			4,958,764
SOUTH KOREA — 0.7%
532,500,000	(f)	Korea Monetary Stabilization Bond, 1.98%, 05/05/15(j)	496,735
2,610,000,000	(f)	Korea Monetary Stabilization Bond, 2.76%, 06/02/15	2,436,598
625,300,000	(f)	Korea Monetary Stabilization Bond, 2.66%, 06/09/15	583,815
103,800,000	(f)	Korea Monetary Stabilization Bond, 1.61%, 07/07/15(j)	96,537
2,438,000,000	(f)	Korea Monetary Stabilization Bond, 1.00%, 07/21/15(j)	2,265,987
5,276,320,000	(f)	Korea Monetary Stabilization Bond, 2.80%, 08/02/15	4,934,654
355,000,000	(f)	Korea Monetary Stabilization Bond, 1.96%, 08/04/15(j)	329,727
433,000,000	(f)	Korea Monetary Stabilization Bond, 2.81%, 10/02/15	405,697
79,900,000	(f)	Korea Monetary Stabilization Bond, 1.67%, 10/06/15(j)	73,991
2,539,900,000	(f)	Korea Monetary Stabilization Bond, 2.13%, 10/08/15	2,373,245
1,227,100,000	(f)	Korea Monetary Stabilization Bond, 2.90%, 12/02/15	1,152,282
6,633,880,000	(f)	Korea Monetary Stabilization Bond, 2.80%, 04/02/16	6,247,655
5,569,100,000	(f)	Korea Monetary Stabilization Bond, 2.79%, 06/02/16	5,252,503

28

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount			Value
SOUTH KOREA (continued)
$13,728,000,000	(f)	Korea Monetary Stabilization Bond, 2.46%, 08/02/16	$12,914,603
2,082,700,000	(f)	Korea Monetary Stabilization Bond, 2.22%, 10/02/16	1,954,806
6,400,100,000	(f)	Korea Monetary Stabilization Bond, 2.07%, 12/02/16	5,996,786
769,600,000	(f)	Korea Monetary Stabilization Bond, 1.96%, 02/02/17	719,990
864,500,000	(f)	Korea Treasury Bond, 2.75%, 06/10/16	815,070
1,138,340,000	(f)	Korea Treasury Bond, 3.00%, 12/10/16	1,082,136
			50,132,817
SRI LANKA — 0.1%
13,560,000	(f)	Sri Lanka Government Bonds, Series A, 6.50%, 07/15/15	101,736
264,000,000	(f)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,000,573
385,000,000	(f)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	2,928,186
			5,030,495
UKRAINE — 0.1%
200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(k)	89,500
100,000	(f)	Ukraine Government International Bond, 4.95%, 10/13/15(k)	56,595
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(k)	91,288
4,230,000		Ukraine Government International Bond, 9.25%, 07/24/17(k)	1,945,800
1,350,000		Ukraine Government International Bond, 6.75%, 11/14/17(k)	627,750
9,600,000		Ukraine Government International Bond, 7.75%, 09/23/20(k)	4,368,000
1,580,000		Ukraine Government International Bond, 7.80%, 11/28/22(k)	719,722
			7,898,655
Total Government Bonds (Cost $268,256,189)			245,758,919
Principal Amount		Value
ASSET-BACKED SECURITIES — 7.3%
CAYMAN ISLANDS — 1.9%
$11,750,000	Adams Mill CLO Ltd., Series 2014-1A, Class F, 5.94%, 07/15/26(c)(g)(k)	$9,733,661
2,500,000	Anchorage Capital CLO Ltd., Series 2015-6A, Class F, 6.18%, 04/15/27(g)(k)	2,105,547
3,500,000	Apidos CLO XIX, Series 2014-19A, Class E, 5.66%, 10/17/26(g)(k)	3,287,709
5,000,000	Apidos CLO XVIII, Series 2014-18A, Class D, 5.48%, 07/22/26(g)(k)	4,618,094
2,500,000	Apidos CLO XX, Series 2015-20A, Class D, 5.82%, 01/16/27(g)(k)	2,371,763
1,000,000	Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.49%, 12/05/25(g)(k)	978,902
5,000,000	Atrium XI, Series 11A, Class E, 5.33%, 10/23/25(g)(k)	4,609,038
2,500,000	Babson CLO Ltd., Series 2014-3A, Class E1, 5.38%, 01/15/26(g)(k)	2,293,189
1,250,000	Battalion CLO VII Ltd., Series 2014-7A, Class D, 5.57%, 10/17/26(g)(k)	1,145,676
1,500,000	Battalion CLO VIII Ltd., Series 2015-8A, Class D, 5.71%, 04/18/27(g)(k)	1,382,498
2,500,000	Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E, 5.43%, 10/20/26(g)(k)	2,267,713
1,250,000	Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 5.70%, 04/18/27(g)(k)	1,161,611
1,250,000	BlueMountain CLO Ltd., Series 2014-4A, Class E, 5.55%, 11/30/26(g)(k)	1,167,154
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, 5.71%, 04/13/27(g)(k)	1,406,705
1,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, 5.56%, 04/20/27(g)(k)	1,392,708
1,000,000	Carlyle Global Market Strategies CLO, Series 2015-2A, Class D, 5.57%, 04/27/27(g)(k)	932,720
1,000,000	Dryden Senior Loan Fund, Series 2014-36A, Class E, 5.47%, 11/09/25(g)(k)	924,645
2,000,000	Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class E, 5.86%, 04/18/27(g)(k)	1,892,070
3,000,000	Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.75%, 07/17/23(g)(k)	2,960,861
21,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class E, 5.27%, 04/15/27(c)(g)(k)	19,581,577

29

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 0.64%, 04/15/27(c)(k)	$18,530,000
5,000,000	JFIN CLO 2014 Ltd., Series 2014-1A, Class E, 5.28%, 04/20/25(g)(k)	4,522,751
1,000,000	LCM XVIII LP, Series 18A, Class E, 5.61%, 04/20/27(g)(k)	862,500
1,000,000	LCM XVIII LP, Series 18A, Class E, 5.61%, 04/20/27(g)(k)	932,664
2,500,000	Limerock CLO III LLC, Series 2014-3A, Class D, 5.43%, 10/20/26(g)(k)	2,298,927
1,000,000	Madison Park Funding XV Ltd., Series 2014-15A, Class D, 5.66%, 01/27/26(g)(k)	939,395
1,250,000	Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.51%, 07/25/23(g)(k)	1,253,128
1,000,000	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class D, 5.48%, 11/14/25(g)(k)	912,672
1,705,000	Octagon Investment Partners XX Ltd., Series 2014-1A, Class E, 5.51%, 08/12/26(g)(k)	1,570,439
1,250,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.53%, 11/22/25(g)(k)	1,142,995
5,000,000	Octagon Loan Funding Ltd., Series 2014-1A, Class E, 5.46%, 11/18/26(g)(k)	4,580,369
2,500,000	OZLM VII Ltd., Series 2014-7A, Class D, 5.26%, 07/17/26(g)(k)	2,260,821
1,000,000	OZLM XI Ltd., Series 2015-11A, Class D, 5.67%, 01/30/27(g)(k)	927,264
2,000,000	Regatta V Funding Ltd., Series 2014-1A, Class D, 5.13%, 10/25/26(g)(k)	1,774,947
1,000,000	Stewart Park CLO Ltd., Series 2015-1A, Class E, 5.72%, 04/15/26(g)(k)	940,000
1,500,000	Symphony CLO XV Ltd., Series 2014-15A, Class E, 5.25%, 10/17/26(g)(k)	1,373,737
1,000,000	Voya CLO Ltd., Series 2012-2AR, Class ER, 6.27%, 10/15/22(g)(k)	1,000,000
1,000,000	Voya CLO Ltd., Series 2014-4A, Class D, 5.78%, 10/14/26(g)(k)	944,154
3,750,000	Voya CLO Ltd., Series 2015-1A, Class E, 6.78%, 04/18/27(g)(k)	3,395,328
11,250,000	Washington Mill CLO Ltd., Series 2014-1A, Class F, 5.78%, 04/20/26(c)(g)(k)	9,394,650
Principal Amount		Value
CAYMAN ISLANDS (continued)
$17,600,000	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 0.99%, 04/20/26(c)(k)	$11,782,278
		137,552,860
UNITED STATES — 5.4%
5,311,218	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 0.41%, 05/25/35(g)	4,310,372
10,450,671	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 1.18%, 05/28/39(g)(k)	9,233,356
9,695,810	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, 0.31%, 12/25/36(g)	7,997,201
4,133,901	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.52%, 03/25/36(g)	1,519,432
4,133,901	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.52%, 03/25/36(g)	1,519,432
18,217,124	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.37%, 10/25/36(g)	13,516,906
8,320,194	Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.47%, 02/25/37(g)	5,600,730
3,871,265	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(g)	2,231,196
3,629,311	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(g)	2,118,592
6,145,633	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(g)	3,669,484
8,203,000	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, 0.32%, 07/25/36(g)	6,628,106
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 0.59%, 02/25/37(g)	3,031,567
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.31%, 12/25/36(g)	5,388,925
5,700,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 0.39%, 12/25/36(g)	3,722,208
2,555,013	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.33%, 09/25/46(g)	2,076,865

30

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$8,370,940	Countrywide Asset-Backed Certificates, Series 2006-12, Class 2A2, 0.32%, 12/25/36(g)	$7,822,593
11,857,227	Countrywide Asset-Backed Certificates, Series 2006-16, Class 1A, 0.31%, 12/25/46(g)	8,625,184
6,617,620	Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A2, 0.33%, 03/25/37(g)	6,048,326
8,600,000	Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A4, 0.39%, 06/25/47(g)	5,482,190
7,740,094	Countrywide Asset-Backed Certificates, Series 2006-BC5, Class 2A3, 0.34%, 03/25/37(g)	7,594,983
3,300,988	Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, STEP, 5.69%, 06/25/21	3,348,339
3,844,163	Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(g)	3,997,080
4,186,489	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A4, 5.84%, 06/25/35	4,189,365
5,320,537	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35	4,843,343
3,827,567	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, 0.42%, 02/15/30(g)(k)	3,209,453
3,419,212	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, 0.37%, 05/15/35(g)(k)	2,700,388
9,814,643	Countrywide Revolving Home Equity Loan Trust, Series 2006-C, Class 2A, 0.36%, 05/15/36(g)	12,781,413
9,079,748	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A2, 0.28%, 11/25/36(g)	5,185,871
3,306,437	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 0.32%, 11/25/36(g)	1,895,544
8,472,801	Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.33%, 11/25/36(g)	4,964,909
6,525,684	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.32%, 03/25/37(g)	4,156,730
9,112,335	Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.34%, 02/25/37(g)	5,103,555
Principal Amount		Value
UNITED STATES (continued)
$7,795,083	Fremont Home Loan Trust, Series 2006-E, Class 2A3, 0.32%, 01/25/37(g)	$3,991,075
7,500,391	GFT Mortgage Loan Trust, Series 2015-GFT1, Class A, STEP, 3.72%, 01/25/55(k)	7,500,391
6,952,247	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, 0.41%, 02/25/36(g)	6,475,323
10,153,340	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(g)	10,486,593
884,097	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(g)	660,988
1,000,000	Highbridge Loan Management Ltd., Series 2015-6A, Class E1, 6.77%, 03/17/27(j)(k)	931,100
8,050,000	Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M4, 1.22%, 07/15/35(g)	6,407,113
24,653,614	Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A3, 0.36%, 02/25/36(g)	16,545,879
1,528,525	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, 0.28%, 11/25/36(g)	712,511
21,084,026	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, 0.33%, 11/25/36(g)	9,513,471
4,144,123	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, 0.39%, 11/25/36(g)	1,973,622
20,752,368	Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, 0.35%, 03/25/46(g)	14,629,008
23,447,039	Long Beach Mortgage Loan Trust, Series 2006-6, Class 1A, 0.32%, 07/25/36(g)	15,904,361
5,989,984	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 0.29%, 08/25/36(g)	3,104,609
8,383,076	Mastr Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.33%, 10/25/36(g)	5,315,222
2,018,717	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.41%, 06/25/36(g)	1,499,329
13,203,537	Morgan Stanley ABS Capital I, Series 2006-HE6, Class A2C, 0.32%, 09/25/36(g)	7,467,340
4,462,389	Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2D, 0.40%, 11/25/36(g)	2,864,573
10,804,976	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.31%, 05/25/37(g)	7,735,293

31

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$6,615,699	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	$3,657,099
1,236,946	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(g)	1,052,521
2,382,071	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(g)	2,558,446
2,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(k)	2,001,328
4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(k)	3,959,880
15,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 03/18/26(k)	15,293,025
22,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(k)	22,649,330
2,500,000	Progress Residential Trust, Series 2014-SFR1, Class F, 4.88%, 10/17/31(g)(k)	2,461,225
6,000,000	Progress Residential Trust, Series 2015-SFR1, Class E, 4.18%, 02/17/32(g)(k)	6,157,063
16,735,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ2, Class A3, 0.44%, 05/25/36(g)	15,085,381
2,000,000	Silver Bay Realty Trust, Series 2014-1, Class E, 3.43%, 09/17/31(g)(k)	1,946,800
4,563,019	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.38%, 06/25/37(g)	2,773,280
5,000,000	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.61%, 10/25/27(k)	5,088,695
8,378,382	US Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 01/27/35(k)	8,383,057
		381,298,569
Total Asset-Backed Securities (Cost $510,866,701)		518,851,429
NON-AGENCY MORTGAGE-BACKED SECURITIES — 10.5%
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5%
2,722,688	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.69%, 07/25/35(g)	2,656,668
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,500,506	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 3.86%, 03/25/37(g)	$2,751,370
3,968,947	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	2,709,707
427,459	American Home Mortgage Assets Trust, Series 2007-4, Class A2, 0.36%, 08/25/37(g)	413,202
2,645,647	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4D, STEP, 5.33%, 09/25/35	2,456,825
2,199,311	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.13%, 12/25/35(g)	1,538,735
4,627,241	Banc of America Funding Corp, Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	3,718,437
806,392	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.00%, 09/20/35(g)	781,789
1,728,086	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.77%, 02/20/36(g)	1,393,073
1,807,932	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.72%, 06/20/36(g)	1,483,289
9,800,934	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.34%, 02/20/47(g)	8,452,120
3,154,007	Banc of America Funding Trust, Series 2006-G, Class 2A1, 0.40%, 07/20/36(g)	2,935,119
2,159,157	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.69%, 10/25/35(g)	1,896,562
10,527,030	BCAP LLC Trust, Series 2007-AA2, Class 12A1, 0.38%, 05/25/47(g)	7,763,379
5,897,219	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 2.91%, 03/27/47(g)(k)	5,484,355
6,250,000	BCAP LLC Trust, Series 2012-RR4, Class 8A4, 0.40%, 06/26/47(g)(k)	5,163,211
4,638,179	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.49%, 02/25/36(g)	3,852,931
1,439,596	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.04%, 08/25/35(g)	1,262,669
7,960,559	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.36%, 02/25/36(g)	7,936,582
1,371,158	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 2.73%, 05/25/47(g)	1,193,216

32

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,677,102	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 6.87%, 05/25/37(g)	$6,742,093
4,275,710	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 4.85%, 11/25/35(g)	3,234,955
4,322,672	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.61%, 04/25/36(g)	3,206,549
8,490,659	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 0.49%, 11/25/36(g)	6,341,630
4,322,154	Bear Stearns Mortgage Funding Trust, Series 2006-SL3, Class A, 0.49%, 10/25/36(g)	7,779,877
4,186,710	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, 0.47%, 11/25/36(g)	7,776,815
2,000,000	BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.37%, 07/01/21(g)(k)	2,003,040
769,613	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.74%, 05/25/35(g)	756,705
832,200	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.27%, 06/25/36(g)	795,654
7,605,398	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(k)	6,401,428
1,054,442	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	990,465
2,650,298	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.47%, 08/25/35(g)	2,270,489
4,985,060	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.48%, 08/25/35(g)	3,907,166
8,156,230	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.52%, 09/25/35(g)	7,036,012
3,302,836	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 2.46%, 12/25/35(g)	2,769,431
232,661	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.13%, 12/25/35(g)	209,352
7,010,022	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.62%, 04/25/35(g)	5,758,719
4,132,753	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, 0.62%, 05/25/35(g)	3,451,791
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,180,463	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	$2,006,268
6,373,922	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.52%, 05/25/36(g)	4,152,361
3,716,472	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	3,105,138
7,480,363	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	6,655,810
3,696,406	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	2,608,564
2,850,430	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.52%, 06/25/36(g)	1,917,849
2,850,430	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.97%, 06/25/36(g)	832,650
2,938,393	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	2,646,241
1,141,838	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	1,028,422
2,995,370	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.57%, 03/25/36(g)	1,834,299
8,413,753	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	7,130,471
1,742,334	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A8, 6.00%, 03/25/36	1,541,781
3,102,567	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	2,712,878
2,247,378	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	1,939,977
2,713,049	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	2,283,758
6,203,602	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	5,221,994
485,581	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	446,106
1,377,637	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.57%, 05/25/36(g)	1,028,140

33

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$8,125,795	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	$5,971,451
6,057,488	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.20%, 11/20/36(g)	4,337,404
12,633,029	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 2A1, 0.36%, 08/25/46(g)	9,585,108
11,454,055	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, 1.86%, 11/25/46(g)	9,701,299
7,140,907	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, 0.36%, 11/25/46(g)	5,887,942
8,683,241	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, 0.98%, 11/25/46(g)	6,858,970
2,650,000	Countrywide Alternative Loan Trust, Series 2006-OA16, Class A1D, 0.45%, 10/25/46(g)	2,102,115
6,817,027	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, 0.29%, 12/25/46(g)	5,891,629
2,557,876	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.36%, 02/20/47(g)	1,910,288
9,126,700	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.37%, 03/20/47(g)	7,190,781
3,932,486	Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1, 0.33%, 02/25/47(g)	3,342,912
3,259,357	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 0.38%, 05/25/36(g)	2,614,308
12,008,203	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 0.38%, 07/25/46(g)	8,853,816
9,255,759	Countrywide Alternative Loan Trust, Series 2006-OA7, Class 1A1, 1.96%, 06/25/46(g)	8,041,357
16,950,613	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.36%, 07/25/46(g)	13,718,826
11,649,494	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, 0.40%, 03/25/36(g)	11,208,677
10,273,417	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.35%, 11/25/36(g)	9,492,452
8,122,958	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, 0.35%, 04/25/46(g)	7,001,828
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,798,285	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A2A, 0.29%, 11/25/36(g)	$6,315,967
4,137,419	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	3,439,805
4,167,391	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	3,524,179
2,161,196	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,810,326
7,414,043	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	5,916,622
7,732,752	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	6,750,592
2,008,364	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,687,363
7,110,985	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 2.91%, 03/25/47(g)	6,577,825
5,166,124	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 5.47%, 11/25/36	4,742,192
7,269,828	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, 0.97%, 03/25/47(g)	5,442,462
5,832,498	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 2A1, 0.30%, 03/25/47(g)	3,859,627
3,337,652	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	2,759,938
4,977,942	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.45%, 01/25/36(g)	4,471,361
1,539,605	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	1,500,710
4,470,764	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 2.38%, 03/20/36(g)	4,203,220
13,774,786	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.09%, 04/25/46(g)	7,646,384
5,922,002	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.37%, 04/25/46(g)	5,170,630

34

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,407,131	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 0.59%, 07/25/36(g)(k)	$2,191,043
4,986,576	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	4,503,776
5,315,977	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY1, Class 1A1, 2.67%, 04/25/37(g)	4,767,501
667,500	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	632,173
4,508,442	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	4,406,971
945,205	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.51%, 01/27/36(g)(k)	932,032
2,512,598	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.62%, 07/25/36(g)(k)	2,533,651
2,864,796	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 2.65%, 05/27/36(g)(k)	2,859,147
1,334,955	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 0.55%, 05/27/36(g)(k)	1,329,700
2,794,425	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 4.74%, 08/25/46(g)(k)	2,736,273
3,384,731	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 2.78%, 08/28/36(g)(k)	3,268,710
7,859,580	Credit Suisse Mortgage Capital Certificates, Series 2013-7R, Class 6A1, 3.64%, 06/26/47(g)(k)	7,902,516
4,717,015	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 15.05%, 04/27/37(g)(k)	3,778,216
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, 4.00%, 05/25/28(g)(k)	3,806,250
3,674,555	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-1, Class 1A3B, 0.31%, 08/25/37(g)	3,094,570
3,722,964	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, 0.90%, 04/25/47(g)	3,220,316
4,582,903	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.30%, 08/25/47(g)	3,853,764
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,000,000	Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.17%, 07/25/24(g)	$1,916,004
2,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M3, 3.92%, 09/25/24(g)	2,454,160
1,433,795	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 2.94%, 11/19/35(g)	1,315,233
6,718,467	GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.39%, 06/25/37(g)	5,620,609
7,631,348	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.52%, 01/25/35(g)(k)	6,398,626
2,753,285	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 0.52%, 01/25/36(g)(k)	2,391,864
1,359,046	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.62%, 01/25/35(g)	1,367,245
2,255,550	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.67%, 05/25/35(g)	2,189,609
494,169	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.61%, 10/25/35(g)	491,545
4,567,673	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.69%, 09/25/35(g)	4,603,137
738,514	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	715,373
1,502,287	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	1,484,379
2,478,373	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.78%, 01/25/36(g)	2,251,178
2,275,893	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	2,050,771
5,103,362	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.44%, 10/25/35(g)	4,505,366
2,423,105	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.16%, 04/25/37(g)	1,803,561
3,028,727	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.35%, 12/25/36(g)	2,615,187
1,640,032	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.78%, 04/25/47(g)	1,263,190

35

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$66,709,626	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 3.80%, 07/25/47	$6,073,978
4,785,593	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.76%, 06/25/36(g)	3,616,439
6,439,352	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 2.92%, 01/25/37(g)	5,215,076
13,355,419	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 0.38%, 11/25/36(g)	11,661,284
1,458,072	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.23%, 03/25/37(g)	1,439,295
5,960,970	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.32%, 03/25/37(g)	5,549,931
6,269,376	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.01%, 10/25/37(g)	4,923,953
753,671	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	733,546
9,183,027	Lehman XS Trust, Series 2006-12N, Class A31A, 0.37%, 08/25/46(g)	7,006,962
6,309,462	Lehman XS Trust, Series 2007-20N, Class A1, 1.32%, 12/25/37(g)	4,689,589
4,769,426	LSTAR Securities Investment Trust, Series 2014-1, 3.28%, 09/01/21(g)(k)	4,789,894
4,577,096	LSTAR Securities Investment Trust, Series 2015-2, Class A, 2.72%, 01/01/20(g)(k)	4,525,778
1,431,486	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.27%, 07/25/35(g)	1,212,743
8,492,141	Mastr Resecuritization Trust, Series 2008-3, Class A1, 0.60%, 08/25/37(g)(k)	6,166,609
4,389,605	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.66%, 05/25/36(g)	3,555,084
1,817,985	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	1,611,349
13,103,453	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.45%, 05/26/37(g)(k)	8,352,873
12,370,787	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(g)	6,952,766
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,999,074	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(k)	$6,828,178
3,033,016	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(k)	3,003,226
2,047,445	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,696,214
1,723,566	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.50%, 04/25/37(g)	1,110,018
2,622,227	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.01%, 11/25/35(g)	2,422,020
373,387	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	349,032
8,205,579	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.53%, 08/25/36(g)	7,068,991
4,529,610	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.39%, 05/25/35(g)	3,917,700
4,650,198	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 2.55%, 10/25/36(g)	3,446,630
7,940,483	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 4.54%, 10/25/36(g)	5,651,361
985,766	Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A, 0.45%, 02/25/36(g)	790,485
7,932,869	Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 0.40%, 02/25/36(g)	6,322,790
4,217,900	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, 0.35%, 09/25/47(g)	3,603,946
5,469,958	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.39%, 05/25/46(g)	3,039,776
6,813,261	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 0.52%, 06/25/35(g)(k)	5,504,685
786,449	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1, 2.57%, 02/25/37(g)	681,544
3,208,073	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 2.72%, 04/25/37(g)	2,703,571

36

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,188,674	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 2.78%, 04/25/37(g)	$920,269
5,930,527	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.92%, 06/25/47(g)	5,739,694
233,039	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.34%, 12/25/35(g)	220,798
9,318,929	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 2A, 1.94%, 01/25/47(g)	8,383,933
6,399,136	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1A, 1.13%, 02/25/46(g)	5,896,618
2,618,748	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 2.10%, 07/25/37(g)	2,221,777
5,514,210	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, 0.90%, 05/25/47(g)	4,694,319
2,470,005	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	2,183,840
5,806,018	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,178,818
2,676,153	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.09%, 08/25/46(g)	1,881,114
701,247	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.62%, 07/25/36(g)	694,440
1,328,124	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.60%, 04/25/36(g)	1,298,798
		670,683,863

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
3,000,000	Carefree Portfolio Trust, Series 2014-CARE, Class E, 4.18%, 11/15/19(g)(k)	3,037,482
1,500,000	Carefree Portfolio Trust, Series 2014-CMZA, Class MZA, 6.16%, 11/15/19(g)(k)	1,503,625
7,000,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.42%, 12/15/27(g)(k)	7,011,921
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class D, 4.43%, 01/10/23(g)(k)	$963,110
3,000,000	Commercial Mortgage Trust, Series 2013-FL3, Class RGC2, 4.50%, 10/13/28(g)(k)	3,001,050
2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, 3.33%, 08/15/27(g)(k)	1,997,180
4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, 2.62%, 08/15/27(g)(k)	4,307,426
15,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.38%, 12/15/34(g)(k)	14,095,743
10,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 3.38%, 12/15/34(g)(k)	8,978,313
3,000,000	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 4.08%, 07/15/31(g)(k)	2,999,958
1,000,000	GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 6.13%, 07/31/31(g)(k)	1,001,466
4,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class D, 5.62%, 05/15/45(g)	4,016,000
5,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.28%, 02/12/51(g)	5,637,019
1,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class B, 6.38%, 02/12/51(g)(k)	1,016,802
3,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 6.41%, 10/15/19(g)(k)	2,994,360
4,000,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class C, 5.84%, 07/12/44(g)	4,130,456
3,333,300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.15%, 02/15/51(g)	3,504,152
3,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 4.59%, 03/15/47(g)(k)	2,848,950
		73,045,013
Total Non-Agency Mortgage-Backed Securities (Cost $682,082,724)		743,728,876

37

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 48.2%
Federal Farm Credit Bank — 1.0%
$18,000,000	0.01%, 05/05/15(o)	$17,999,900
50,000,000	0.01%, 05/08/15(o)	49,999,514
		67,999,414
Federal Home Loan Bank — 47.2%
195,300,000	0.01%, 05/01/15(o)	195,300,000
84,925,000	0.06%, 05/01/15(o)	84,925,000
4,900,000	0.05%, 05/01/15(o)	4,900,000
225,000,000	0.01%, 05/04/15(o)	224,999,249
30,000,000	0.04%, 05/04/15(o)	29,999,899
14,000,000	0.06%, 05/04/15(o)	13,999,936
90,000,000	0.01%, 05/05/15(o)	89,999,511
305,925,000	0.04%, 05/06/15(o)	305,922,810
55,200,000	0.06%, 05/06/15(o)	55,199,540
29,000,000	0.01%, 05/07/15(o)	28,999,807
21,000,000	0.04%, 05/07/15(o)	20,999,860
259,100,000	0.01%, 05/08/15(o)	259,097,437
15,000,000	0.06%, 05/08/15(o)	14,999,825
16,000,000	0.02%, 05/11/15(o)	15,999,911
7,500,000	0.06%, 05/12/15(o)	7,499,886
263,110,000	0.05%, 05/13/15(o)	263,105,463
31,100,000	0.06%, 05/13/15(o)	31,099,377
400,000	0.06%, 05/14/15(o)	399,991
291,585,000	0.06%, 05/15/15(o)	291,578,708
4,500,000	0.06%, 05/15/15(o)	4,499,895
100,000,000	0.07%, 05/18/15(o)	99,996,694
37,600,000	0.04%, 05/18/15(o)	37,599,104
2,200,000	0.06%, 05/18/15(o)	2,199,938
63,950,000	0.06%, 05/19/15(o)	63,948,266
317,500,000	0.04%, 05/20/15(o)	317,491,480
29,740,000	0.06%, 05/21/15(o)	29,739,094
5,000,000	0.05%, 05/21/15(o)	4,999,853
2,700,000	0.06%, 05/21/15(o)	2,699,918
248,815,000	0.06%, 05/22/15(o)	248,807,200
12,775,000	0.07%, 05/22/15(o)	12,774,516
62,000,000	0.05%, 05/27/15(o)	61,997,985
8,000,000	0.06%, 06/01/15(o)	7,999,587
8,700,000	0.06%, 06/02/15(o)	8,699,536
177,881,000	0.06%, 06/03/15(o)	177,873,882
8,000,000	0.04%, 06/03/15(o)	7,999,707
7,000,000	0.06%, 06/05/15(o)	6,999,592
1,500,000	0.06%, 06/05/15(o)	1,499,913
100,000,000	0.05%, 06/08/15(o)	99,994,722
172,400,000	0.06%, 06/09/15(o)	172,389,727
28,800,000	0.06%, 06/09/15(o)	28,798,284
10,620,000	0.06%, 06/12/15(o)	10,619,257
Principal Amount		Value
Federal Home Loan Bank (continued)
$4,355,000	0.08%, 07/24/15(o)	$4,354,390
		3,353,008,750
Total U.S. Government Agencies (Cost $3,421,007,961)		3,421,008,164

Shares
CASH SWEEP — 1.2%
UNITED STATES — 1.2%
86,113,169	Citibank - US Dollars on Deposit in Custody Account, 0.02%(p)	86,113,169
Total Cash Sweep (Cost $86,113,169)		86,113,169
TOTAL INVESTMENTS — 99.4%
(Cost $6,956,352,183)(a)		7,058,201,482
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		39,584,440
NET ASSETS — 100.0%		$7,097,785,922

Contracts
CALL OPTIONS WRITTEN — (0.1)%
(1,500)	Citigroup, Inc., Strike $52.50, Expires 05/15/15	(192,000)
(1,000)	Gilead Sciences, Inc., Strike $105.00, Expires 05/15/15	(141,000)
(500)	Gilead Sciences, Inc., Strike $110.00, Expires 05/15/15	(26,000)
(2,500)	iShares MSCI Germany ETF, Strike $32.00, Expires 01/15/16	(212,500)
(1,000)	Medtronic Plc, Strike $80.00, Expires 08/21/15	(120,000)
(500)	Medtronic Plc, Strike $82.50, Expires 08/21/15	(34,500)
(525)	Walgreen Co., Strike $57.50, Expires 01/15/16	(1,401,750)
(4,201)	WisdomTree Japan Hedged Equity Fund, Strike $50.00, Expires 08/21/15	(2,982,710)
(5,000)	WisdomTree Japan Hedged Equity Fund, Strike $52.00, Expires 08/21/15	(2,650,000)
Total Call Options Written (Premiums received $(4,585,266))		(7,760,460)

38

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
STRUCTURED OPTIONS — 2.7%
$54,650,000	AUD/USD foreign exchange rate, One purchased call strike 0.77, One written call strike 0.74, Expires 06/22/15, Broker Bank of America N.A.	$373,753
$16,400,000	AUD/USD foreign exchange rate, One purchased call strike 0.775, One written call strike 0.72, One written put strike 0.775 with a barrier level strike of 0.80 ($10,000,000 notional amount), Expires 02/04/16, Broker Bank of America N.A.(q)	(96,097)
$23,850,000	AUD/USD foreign exchange rate, One purchased put strike 0.76, One written put strike 0.71, One written call strike 0.77 with a barrier level strike of 0.79 ($15,000,000 notional amount), Expires 04/11/16, Broker Bank of America N.A.(q)	(353,331)
$78,125,000	CAD/MXN foreign exchange rate, One written put strike 1.05, Expires 09/04/15, Broker Goldman Sachs International	153,691
153,280	ConocoPhillips, One purchased call strike 66.54, One written call strike 75.03, One written put strike 65.24 with a barrier level strike of 42.41, Expires 02/19/16, Broker Bank of America N.A.	121,165
3,295	DAXK Index, One purchased call strike 4,553.00, One written call strike 5,190.42, One written put strike 4,553.00 with a barrier level strike of 3,505.81, Expires 12/18/15, Broker Goldman Sachs International	1,602,352
1,607	DAXK Index, One purchased call strike 4,666.16, One written put strike 4,666.16 with a barrier level strike of 4,003.565, Expires 09/18/15, Broker JPMorgan Chase Bank N.A.	1,819,405
2,113	DAXK Index, One purchased call strike 4,731.94, One written call strike 5,347.0922, One written put strike 4,731.94 with a barrier level strike of 3,596.27, Expires 12/18/15, Broker JPMorgan Chase Bank N.A.	899,495
Contracts/ Notional Amount ($)		Value
2,107	DAXK Index, One purchased call strike 4,746.018, One written put strike 4,746.018 with a barrier level strike of 4,098.187, Expires 10/16/15, Broker JPMorgan Chase Bank N.A.	$2,233,405
4,986	DAXK Index, One purchased call strike 4,753.3908, One written call strike 4,991.0603, One written put strike 4,753.3908 with a barrier level strike of 4,373.12 (1,578 contracts), Expires 09/18/15, Broker JPMorgan Chase Bank N.A.(r)	964,902
4,347	DAXK Index, One purchased call strike 4,882.4585, One written call strike 5,273.0552, One written put strike 4,882.4585 with a barrier level strike of 4,394.213 (1,536 contracts), 05/15/15, Broker JPMorgan Chase Bank N.A.(r)	1,660,989
7,378	DAXK Index, One purchased call strike 4,947.294, One written call strike 5,145.1858, One written put strike 4,947.294 with a barrier level strike of 4,551.5105 (2,021 contracts), Expires 08/21/15, Broker Citibank N.A.(r)	1,146,231
4,014	DAXK Index, One purchased call strike 4,982.70, One written call strike 5,630.451, One written put strike 4,982.70 with a barrier level strike of 3,737.025, Expires 05/15/15, Broker Goldman Sachs International	2,368,848
1,831	DAXK Index, One purchased call strike 5,463.00, One written call strike 6,063.93, One purchased put strike 5,408.37, One written put strike 5,463.00 with a barrier level strike of 4,467.095, Expires 09/18/15, Broker BNP Paribas SA	454,632
2,284	DAXK Index, One purchased call strike 5,527.0937, One purchased put strike 5,417.6463, One written put strike 5,472.37 with a barrier level strike of 4,695.29 (4,568 contracts), Expires 06/19/15, Broker JPMorgan Chase Bank N.A.(r)	738,096

39

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
1,821	DAXK Index, One purchased call strike 5,544.90, One purchased put strike 5,435.10, One written put strike 5,490.00 with a barrier level strike of 4,661.01 (3,643 contracts), Expires 08/21/15, Broker JPMorgan Chase Bank N.A.(r)	$588,151
2,251	DAXK Index, One purchased call strike 5,607.9745, One purchased put strike 5,496.9255, One written put strike 5,552.45 with a barrier level strike of 4,705.7014 (4,503 contracts), Expires 07/17/15, Broker Goldman Sachs International(r)	624,706
1,738	DAXK Index, One purchased call strike 5,753.20, One written call strike 5,983.328, One purchased put strike 5,695.668, One written put strike 5,528.8252 (3,476 contracts), Expires 06/19/15, Broker Goldman Sachs International(r)	147,890
2,544	DAXK Index, One purchased call strike 5,895.30, One written call strike 6,484.83, One purchased put strike 5,836.347, One written put strike 5,895.30 with a barrier level strike of 4,922.58 (5,089 contracts), Expires 11/20/15, Broker JPMorgan Chase Bank N.A.(r)	(260,491)
4,171	DAXK Index, One purchased call strike 5,994.00, One written put strike 5,694.30, Expires 06/18/15, Broker Bank of America N.A	(406,588)
3,288	DAXK Index, One purchased call strike 6,081.89, One written put strike 5,777.80, Expires 06/18/15, Broker BNP Paribas SA	(361,902)
5,160	DAXK Index, One purchased call strike 6,163.15, One written call strike 6,471.31, One purchased put strike 6,039.89 with a barrier level strike of 5,608.47 (1,623 contracts), One written put strike 6,163.15 with a barrier level strike of 5,608.47 (3,245 contracts), Expires 05/19/16, Broker Credit Suisse International(r)	(476,577)
Contracts/ Notional Amount ($)		Value
3,207	DAXK Index, One purchased call strike 6,297.956, One purchased put strike 6,110.888, One written put strike 6,235.60 with a barrier level strike of 5,275.3176 (6,415 contracts), Expires 11/20/15, Broker Goldman Sachs International(r)	$(1,382,353)
3,167	DAXK Index, One purchased call strike 6,378.15, One purchased put strike 6,188.70, One written put strike 6,378.15 with a barrier level strike of 6,315.00 (6,334 contracts), Expires 12/17/15, Broker BNP Paribas SA(r)	(1,636,700)
$5,000,000	EUR/MXN foreign exchange rate, One purchased call strike 17.75, One written put strike 20.10, Expires 02/23/16, Broker Bank of America N.A.	188,988
$25,000,000	EUR/USD foreign exchange rate, One purchased call strike 1.05, One written call strike 1.01, One purchased put strike 1.07, One written put strike 1.05 with a barrier level strike of 1.133 ($50,000,000 notional amount), Expires 06/12/15, Broker Bank of America N.A.(q)	(2,080,852)
$15,000,000	EUR/USD foreign exchange rate, One purchased call strike 1.09, One purchased put strike 1.07, One written put strike 1.03, One written call strike 1.09 with a barrier level strike of 1.1331 ($30,000,000 notional amount), Expires 07/31/15, Broker Bank of America N.A.(q)	(448,957)
$30,500,000	EUR/USD foreign exchange rate, One purchased call strike 1.11, One written call strike 1.04, One written call strike 1.11 with a barrier level strike of 1.15 ($15,000,000 notional amount), Expires 03/07/16, Broker Bank of America N.A.(q)	(234,884)

40

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
$24,300,000	EUR/USD foreign exchange rate, One purchased call strike 1.12, One written call strike 1.05, One written put strike 1.12 with a barrier level strike of 1.17 ($10,000,000 notional amount), Expires 02/24/16, Broker Bank of America N.A.(q)	$28,273
$27,050,000	EUR/USD foreign exchange rate, One purchased call strike 1.15, One written call strike 1.08, One written put strike 1.15 with a barrier level strike of 1.20 ($10,000,000 notional amount), Expires 02/16/16, Broker Goldman Sachs International(q)	429,237
$21,800,000	EUR/USD foreign exchange rate, One purchased call strike 1.225, One written call strike 1.15, One written put strike 1.225 with a barrier level strike of 1.27 ($10,000,000 notional amount), Expires 01/18/16, Broker Bank of America N.A.(q)	845,037
$42,600,000	EUR/USD foreign exchange rate, One purchased call strike 1.25, One written call strike 1.17, One written put strike 1.25 with a barrier level strike of 1.29 ($25,000,000 notional amount), Expires 10/05/15, Broker Bank of America N.A.(q)	2,182,608
$49,750,000	EUR/USD foreign exchange rate, One purchased call strike 1.27, One written call strike 1.19, One written put strike 1.269 with a barrier level strike of 1.31 ($30,000,000 notional amount), Expires 09/28/15, Broker Bank of America N.A.(q)	2,665,463
$29,600,000	EUR/USD foreign exchange rate, One purchased call strike 1.27, One written call strike 1.20, One written put strike 1.27 with a barrier level strike of 1.31 ($20,000,000 notional amount), Expires 10/05/15, Broker Bank of America N.A.(q)	1,387,217
Contracts/ Notional Amount ($)		Value
$78,125,000	EUR/USD foreign exchange rate, One purchased call strike 1.30, Expires 09/04/15, Broker Goldman Sachs International	$188,399
$26,475,000	EUR/USD foreign exchange rate, One purchased put strike 1.24, One written put strike 1.16, One written call strike 1.24 with a barrier level strike of 1.29 ($15,000,000 notional amount), Expires 12/07/15, Broker JPMorgan Chase Bank N.A.(q)	1,291,912
$42,500,000	EUR/USD foreign exchange rate, One purchased put strike 1.25, One written put strike 1.17, One written call strike 1.25 with a barrier level strike of 1.28 ($25,000,000 notional amount), Expires 11/02/15, Broker JPMorgan Chase Bank N.A.(q)	2,192,223
$16,600,000	EUR/USD foreign exchange rate, One purchased put strike 1.255, One written put strike 1.17, One written call strike 1.255 with a barrier level strike of 1.29 ($10,000,000 notional amount), Expires 12/15/15, Broker JPMorgan Chase Bank N.A.(q)	881,342
$43,100,000	EUR/USD foreign exchange rate, One purchased put strike 1.26, One written put strike 1.20, One written call strike 1.26 with a barrier level strike of 1.30 ($20,000,000 notional amount), Expires 10/01/15, Broker JPMorgan Chase Bank N.A.(q)	1,759,569
$25,100,000	EUR/USD foreign exchange rate, One purchased put strike 1.27, One written put strike 1.20, One written call strike 1.27 with a barrier level strike of 1.31 ($15,000,000 notional amount), Expires 11/09/15, Broker JPMorgan Chase Bank N.A.(q)	1,165,544
$16,900,000	EUR/USD foreign exchange rate, One purchased put strike 1.28, One written put strike 1.21, One written call strike 1.28 with a barrier level strike of 1.33 ($10,000,000 notional amount), Expires 11/16/15, Broker Goldman Sachs International(q)	784,186

41

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
$61,750,000	EUR/USD foreign exchange rate, One purchased put strike 1.355, One written put strike 1.28, One written call strike 1.355 with a barrier level strike of 1.39 ($35,000,000 notional amount), Expires 06/15/15, Broker JPMorgan Chase Bank N.A.(q)	$2,976,820
$23,700,000	EUR/USD foreign exchange rate, One purchased put strike 1.365, One written put strike 1.29, One written call strike 1.365 with a barrier level strike of 1.40 ($15,000,000 notional amount), Expires 06/15/15, Broker JPMorgan Chase Bank N.A.(q)	1,125,419
$16,500,000	EUR/USD foreign exchange rate, One purchased put strike 1.38, One written put strike 1.30, One written call strike 1.38 with a barrier level strike of 1.44 ($10,000,000 notional amount), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(q)	820,247
$39,300,000	EUR/USD foreign exchange rate, One purchased put strike 1.39, One written put strike 1.29, One written call strike 1.395 with a barrier level strike of 1.445 ($30,000,000 notional amount), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(q)	2,443,325
$10,000,000	Euro STOXX 50 Index, One purchased call strike 2,595.70, Expires 01/19/18, Broker Citibank N.A.	3,818,810
3,839	Euro STOXX 50 Index, One purchased call strike 2,605.00, Expires 01/19/18, Broker JPMorgan Chase Bank N.A.	3,715,981
3,764	Euro STOXX 50 Index, One purchased call strike 2,657.00, Expires 01/19/18, Broker JPMorgan Chase Bank N.A.	3,503,092
5,516	Euro STOXX 50 Index, One purchased call strike 2,719.48, Expires 02/16/18, Broker JPMorgan Chase Bank N.A.	4,900,434
Contracts/ Notional Amount ($)		Value
5,505	Euro STOXX 50 Index, One purchased call strike 2,725,10, Expires 12/21/18, One written put strike 2,725.10 with a barrier level strike of 2,125.58, Expires 12/16/16, Broker Goldman Sachs International	$4,509,223
$10,000,000	Euro STOXX 50 Index, One purchased call strike 2,730.95, Expires 05/18/18, One written put strike 2,730.95 with a barrier level strike of 1,768.29, Expires 05/15/15, Broker JPMorgan Chase Bank N.A.	3,152,021
$7,875,000	Euro STOXX 50 Index, One purchased call strike 2,797.2047, Expires 12/21/18, One written put strike 2,797.2047 with a barrier level strike of 2,041.959 ($7,500,000 notional amount), Expires 12/16/16, Broker JPMorgan Chase Bank N.A.(q)	2,168,243
5,339	Euro STOXX 50 Index, One purchased call strike 2,810.00, Expires 06/15/18, One written put strike 2,810.00 with a barrier level strike of 1,968.00, Expires 06/19/15, Broker Goldman Sachs International	4,304,226
13,414	Euro STOXX 50 Index, One purchased call strike 3,041.57, One written call strike 3,224.0642, One written put strike 3,041.57 with a barrier level strike of 2,767.83 (3,945 contracts), Expires 01/15/16, Broker JPMorgan Chase Bank N.A.(r)	1,625,046
3,285	Euro STOXX 50 Index, One purchased call strike 3,044.06, One written call strike 3,226.70, One written put strike 3,044.06 with a barrier level strike of 2,770.09, Expires 09/18/15, Broker BNP Paribas SA	1,408,259

42

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
7,236	Euro STOXX 50 Index, One purchased call strike 3,171.437, One written call strike 3,361.7232, One written put strike 3,171.437 with a barrier level strike of 2,917.722 (2,365 contracts), Expires 09/18/15, Broker JPMorgan Chase Bank N.A.(r)	$936,229
12,142	Euro STOXX 50 Index, One purchased call strike 3,197.60, One written call strike 3,421.432, One written put strike 3,197.60 with a barrier level strike of 2,941.792 (4,691 contracts), Expires 08/21/15, Broker JPMorgan Chase Bank N.A.(r)	1,854,627
3,125	Euro STOXX 50 Index, One purchased call strike 3,200.00, One written call strike 3,616.00, One written put strike 3,200.00 with a barrier level strike of 2,400.00, Expires 01/15/16, Broker BNP Paribas SA	575,658
11,174	Euro STOXX 50 Index, One purchased call strike 3,248.70, One written call strike 3,443.62, One written put strike 3,248.70 with a barrier level strike of 2,956.32 (3,694 contracts), Expires 12/18/15, Broker Credit Suisse International(r)	1,108,094
7,266	Euro STOXX 50 Index, One purchased call strike 3,275.6719, One written call strike 3,537.7257, One written put strike 3,275.6719 with a barrier level strike of 3,013.618 (3,053 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	1,233,360
3,696	Euro STOXX 50 Index, One purchased call strike 3,415.82, One written put strike 3,348.18, One written put strike 3,382.00 with a barrier level strike of 2,874.70, Expires 06/19/15, Broker BNP Paribas SA	763,211
Contracts/ Notional Amount ($)		Value
2,149	Euro STOXX 50 Index, One purchased call strike 3,490.03, One written call strike 3,699.4318, One written put strike 3,207.3376, Expires 06/19/15, Broker Goldman Sachs International	$180,958
1,705	Euro STOXX 50 Index, One purchased call strike 3,519.40, One written call strike 3,730.564, One written put strike 3,264.2435, Expires 06/30/15, Broker JPMorgan Chase Bank N.A.	105,544
2,820	Euro STOXX 50 Index, One purchased call strike 3,546.00, One written call strike 3,900.60, One purchased put strike 3,510.54, One written put strike 3,546.00 with a barrier level strike of 2,886.44 (5,640 contracts), Expires 10/16/15, Broker JPMorgan Chase Bank N.A.(r)	132,319
2,815	Euro STOXX 50 Index, One purchased call strike 3,552.81, One written call strike 3,694.9224, One purchased put strike 3,517.2819, One written put strike 3,401.8156 (5,629 contracts), Expires 06/19/15, Broker Goldman Sachs International(r)	313,858
2,800	Euro STOXX 50 Index, One purchased call strike 3,571.46, One written call strike 3,714.3184, One purchased put strike 3,535.7454, One written put strike 3,430.7445 (5,600 contracts), Expires 06/19/15, Broker Goldman Sachs International(r)	105,695
2,796	Euro STOXX 50 Index, One purchased call strike 3,577.00, One written call strike 3,755.85, One purchased put strike 3,541.23, One written put strike 3,430.343 (5,591 contracts), Expires 07/17/15, Broker Goldman Sachs International(r)	92,436
4,034	Euro STOXX 50 Index, One purchased call strike 3,755.22, One purchased put strike 3,643.68, One written put strike 3,718.00 with a barrier level strike of 3,002.285 (8,069 contracts), Expires 01/14/16, Broker BNP Paribas SA(r)	(453,375)

43

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
20,458	Euro STOXX 50 Index, One purchased call strike 3,773.59, One written call strike 3,962.27, One purchased put strike 3,698.12 with a barrier level strike of 3,433.97 (5,300 contracts), One written put strike 3,773.59 with a barrier level strike of 3,433.97 (10,600 contracts), Expires 05/19/16, Broker Credit Suisse International(r)	$(740,809)
3,691	Euro STOXX 50 Index, One purchased put strike 3,251.40, One written call strike 3,251.40 with a barrier level strike of 2,771.82, Expires 12/18/15, Broker JPMorgan Chase Bank N.A.	1,274,728
54,677	Euro STOXX Banks Index, One purchased call strike 137.17, One written call strike 150.887, One written put strike 137.17 with a barrier level strike of 116.59, Expires 05/15/15, Broker JPMorgan Chase Bank N.A.	611,594
166,655	Euro STOXX Banks Index, One purchased call strike 139.21, One written call strike 146.17, One written put strike 139.21 with a barrier level strike of 126.68 (35,917 contracts), Expires 09/18/15, Broker Citibank N.A.(r)	632,415
113,137	Euro STOXX Banks Index, One purchased call strike 141.117, One written call strike 159.462, One written put strike 141.117 with a barrier level strike of 104.427, Expires 11/20/15, Broker Bank of America N.A.	765,645
323,014	Euro STOXX Banks Index, One purchased call strike 141.48, One written call strike 145.017, One written put strike 141.48 with a barrier level strike of 131.576 (35,341 contracts), Expires 08/21/15, Broker JPMorgan Chase Bank N.A.(r)	627,223
83,205	Euro STOXX Banks Index, One purchased call strike 142.40, One written call strike 162.336, One written put strike 142.40 with a barrier level strike of 105.376, Expires 11/20/15, Broker Bank of America N.A.	571,650

Contracts/ Notional Amount ($)		Value
350,386	Euro STOXX Banks Index, One purchased call strike 143.4131, One written call strike 147.7155, One written put strike 143.4131 with a barrier level strike of 129.0718 (52,296 contracts), Expires 07/17/15, Broker Goldman Sachs International(r)	$862,243
83,131	Euro STOXX Banks Index, One purchased call strike 144.35, One written put strike 144.35 with a barrier level strike of 118.73, Expires 06/17/15, Broker JPMorgan Chase Bank N.A.	838,174
370,271	Euro STOXX Banks Index, One purchased call strike 146.3791, One written call strike 150.7705, One written put strike 146.3791 with a barrier level strike of 133.205 (51,237 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	697,045
67,797	Euro STOXX Banks Index, One purchased call strike 147.50, One written call strike 153.40, One purchased put strike 146.025, One written put strike 139.683 (135,594 contracts), Expires 06/19/15, Broker Bank of America N.A.(r)	188,121
428,179	Euro STOXX Banks Index, One purchased call strike 148.3023, One written call strike 152.0099, One written put strike 148.3023 with a barrier level strike of 133.4721 (50,572 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	601,317
214,286	Euro STOXX Banks Index, One purchased call strike 149.45, One written call strike 156.92, One written put strike 149.45 with a barrier level strike of 134.51 (50,184 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	576,601

44

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
130,109	Euro STOXX Banks Index, One purchased call strike 153.91, One written call strike 167.76, One written put strike 153.91 with a barrier level strike of 138.52 (48,730 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	$313,646
65,524	Euro STOXX Banks Index, One purchased call strike 154.141, One purchased put strike 149.563, One written put strike 152.615 with a barrier level strike of 125.602 (131,048 contracts), Expires 11/20/15, Broker Bank of America N.A.(r)	107,142
87,992	Euro STOXX Banks Index, One purchased call strike 157.40, One written call strike 171.566, One written put strike 157.40 with a barrier level strike of 143.234 ($31,766 contracts), Expires 08/15/15, Broker Citibank N.A.(r)	76,616
180,346	Euro STOXX Banks Index, One purchased call strike 158.03, One written call strike 165.9315, One purchased put strike 154.87 (94,919 contracts), One written put strike 158.03 with a barrier level strike of 135.9058 (189,837 contracts), Expires 12/30/15, Broker BNP Paribas SA(r)	(268,902)
157,737	Euro STOXX Banks Index, One purchased call strike 159.76, One written call strike 175.74, One written put strike 159.76 with a barrier level strike of 146.98 (62,594 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	(66,631)
118,652	Exxon Mobil Corp, One purchased call strike 87.65, One written call strike 93.55, One written put strike 84.28 with a barrier level strike of 57.31, Expires 04/15/16, Broker Bank of America N.A.	(77,577)
114,247	Exxon Mobil Corp, One purchased call strike 90.16, One written call strike 96.28, One written put strike 87.53 with a barrier level strike of 59.52, Expires 03/18/16, Broker Bank of America N.A.	(165,373)

Contracts/ Notional Amount ($)		Value
162,780	Exxon Mobil Corp, One purchased call strike 93.992, One written call strike 101.3639, One written put strike 92.149 with a barrier level strike of 64.5043, Expires 02/19/16, Broker Goldman Sachs International	$(561,164)
1,044	FTSE MIB Borsa Italiana Index, One purchased call strike 19,159.00, One written call strike 20,116.95, One written put strike 19,159.00 with a barrier level strike of 17,434.69 (261 contracts), Expires 08/21/15, Broker Barclays Plc(r)	796,721
1,487	FTSE MIB Borsa Italiana Index, One purchased call strike 20,534.67, One written call strike 21,561.4035, One written put strike 20,534.67 with a barrier level strike of 18,891.8964 (365 contracts), Expires 09/18/15, Broker Goldman Sachs International(r)	932,080
1,250	FTSE MIB Borsa Italiana Index, One purchased call strike 20,942.77, One written call strike 21,780.48, One written put strike 20,942.77 with a barrier level strike of 19,267.35 (268 contracts), Expires 08/21/15, Broker Barclays Plc(r)	811,663
273	FTSE MIB Borsa Italiana Index, One purchased call strike 21,977.00, One written call strike 23,295.62, One written put strike 20,054.0125, Expires 06/30/15, Broker JPMorgan Chase Bank N.A.	132,020
452	FTSE MIB Borsa Italiana Index, One purchased call strike 22,136.78, One written call strike 23,022.2512, One purchased put strike 21,915.4122, One written put strike 21,195.9669 (903 contracts), Expires 06/19/15, Broker JPMorgan Chase Bank N.A.(r)	157,706

45

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
451	FTSE MIB Borsa Italiana Index, One purchased call strike 22,159.80, One written call strike 23,046.192, One purchased put strike 21,938.202, One written put strike 21,140.4492 (903 contracts), Expires 06/19/15, Broker Goldman Sachs International(r)	$72,828
$13,900,000	GBP/USD foreign exchange rate, One purchased put strike 1.60, One written put strike 1.50, One written call strike 1.60 with a barrier level strike of 1.66 ($10,000,000 notional amount), Expires 10/23/15, Broker JPMorgan Chase Bank N.A.(q)	313,181
1,898	IBEX 35 Index, One purchased call strike 10,154.11, One written call strike 11,169.521, One written put strike 10,154.11 with a barrier level strike of 9,341.7812 (739 contracts), 05/15/15, Broker Goldman Sachs International(r)	1,652,118
1,305	IBEX 35 Index, One purchased call strike 10,345.30, One written call strike 11,276.38, One written put strike 10,345.30 with a barrier level strike of 9,310.77 (483 contracts), Expires 05/15/15, Broker Credit Suisse International(r)	975,700
1,586	IBEX 35 Index, One purchased call strike 10,464.00, One written call strike 11,196.48, One written put strike 10,464.00 with a barrier level strike of 9,417.60 (478 contracts), 05/15/15, Broker Credit Suisse International(r)	933,989
474	IBEX 35 Index, One purchased call strike 10,542.37, One written call strike 10,805.9293, One written put strike 10,542.37 with a barrier level strike of 9,698.9804, Expires 08/21/15, Broker BNP Paribas SA	594,232

Contracts/ Notional Amount ($)		Value
936	IBEX 35 Index, One purchased call strike 10,792.86, One purchased put strike 10,579.14, One written put strike 10,686.00 with a barrier level strike of 9,350.25 (1,872 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	$622,888
689	IBEX 35 Index, One purchased call strike 10,877.92, One written call strike 11,530.5952, One written put strike 9,996.8085, Expires 06/19/15, Broker JPMorgan Chase Bank N.A.	222,468
687	IBEX 35 Index, One purchased call strike 10,914.71, One written call strike 11,569.5926, One written put strike 10,292.5715, Expires 05/15/15, Broker Goldman Sachs International	258,257
546	IBEX 35 Index, One purchased call strike 10,990.80, One written call strike 11,650.248, One written put strike 10,177.4808, Expires 06/30/15, Broker JPMorgan Chase Bank N.A.	139,353
906	IBEX 35 Index, One purchased call strike 11,035.73, One written call strike 11,587.5165, One purchased put strike 10,925.3727, One written put strike 10,588.7829 (1,812 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	143,697
2,170	IBEX 35 Index, One purchased call strike 11,061.80, One written call strike 12,057.36, One written put strike 11,061.80 with a barrier level strike of 10,176.86 (904 contracts) , 06/19/15, Broker Credit Suisse International(r)	782,525
898	IBEX 35 Index, One purchased call strike 11,135.54, One written call strike 11,580.96, One purchased put strike 11,024.18, One written put strike 10,693.46 (1,796 contracts), Expires 06/19/15, Broker Credit Suisse International(r)	134,304

46

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
2,555	IBEX 35 Index, One purchased call strike 11,194.81, One written call strike 12,090.3948, One written put strike 11,194.81 with a barrier level strike of 10,299.225 (893 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	$661,762
1,349	IBEX 35 Index, One purchased call strike 11,233.4725, One purchased put strike 10,899.805, One written put strike 11,122.25 with a barrier level strike of 9,287.079 (2,697 contracts), Expires 11/20/15, Broker JPMorgan Chase Bank N.A.(r)	304,282
3,280	IBEX 35 Index, One purchased call strike 11,585.31, One written call strike 12,164.58, One purchased put strike 11,353.60 with a barrier level strike of 10,542.63 (863 contracts), One written put strike 11,585.31 with a barrier level strike of 10,542.63 (1,726 contracts), Expires 05/20/16, Broker Citibank N.A.(r)	(132,441)
856	IBEX 35 Index, One purchased call strike 11,802.86, One purchased put strike 11,452.28, One written put strike 11,802.86 with a barrier level strike of 11,686.00 (1,711 contracts), Expires 01/14/16, Broker BNP Paribas SA(r)	(376,121)
237,117	iShares MSCI EAFE Index Fund, One purchased call strike 63.26, One purchased put strike 61.99, One written put strike 63.26 with a barrier level strike of 53.30 (474,233 contracts), Expires 12/18/15, Broker Credit Suisse International(r)	652,420
158,983	iShares MSCI EAFE Index Fund, One purchased call strike 63.53, One written call strike 66.05, One purchased put strike 61.64, One written put strike 62.90 with a barrier level strike of 52.84, Expires 03/18/16, Broker BNP Paribas SA	482,394

Contracts/ Notional Amount ($)		Value
155,565	iShares MSCI EAFE Index Fund, One purchased call strike 64.282, One purchased put strike 62.9964, One written put strike 64.282 with a barrier level strike of 53.4183 (311,129 contracts), Expires 11/30/15, Broker Goldman Sachs International(r)	$302,895
309,119	iShares MSCI EAFE Index Fund, One purchased call strike 65.347, One purchased put strike 63.406, One written put strike 64.70 with a barrier level strike of 58.6829 (618,238 contracts), Expires 07/15/15, Broker Goldman Sachs International(r)	306,704
547,346	iShares MSCI EAFE Index Fund, One purchased call strike 67.1677, One written call strike 69.8278, One purchased call strike 65.1727 (150,370 contracts), One written put strike 66.5027 with a barrier level strike of 52.9713 (300,740 contracts), Expires 05/19/16, Broker Citibank N.A.(r)	(62,710)
380,132	iShares MSCI Emerging Markets ETF, One purchased call strike 39.85, One purchased put strike 38.67, One written put strike 39.46 with a barrier level strike of 30.87 (760,264 contracts), Expires 04/15/16, Broker BNP Paribas SA(r)	1,158,658
776,126	iShares MSCI Emerging Markets ETF, One purchased call strike 41.2304, One written call strike 43.2919, One purchased put strike 39.9935 (242,539 contracts), One written put strike 41.2304 with a barrier level strike of 32.572 (485,079 contracts), Expires 05/19/16, Broker BNP Paribas SA(r)	224,379
242,542	iShares MSCI Emerging Markets ETF, One purchased call strike 41.64, One purchased put strike 40.41, One written put strike 41.23 with a barrier level strike of 32.37 (485,084 contracts), Expires 05/19/16, Broker Bank of America N.A.(r)	341,153

47

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
395,622	iShares MSCI EMU ETF Index Fund, One purchased call strike 37.915, One written call strike 41.7065, One purchased call strike 37.1567, One written put strike 37.915 with a barrier level strike of 31.5642 (791,244 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	$317,578
$24,750,000	iShares MSCI Mexico Index Fund, One purchased call strike 70.1578, One written call strike 74.3673, One written put strike 70.1578 with a barrier level strike of 63.8436 ($10,000,000 notional amount), Expires 08/21/15, Broker Citibank N.A.(q)	(1,592,360)
724,597	iShares MSCI South Korea Index Fund, One purchased call strike 55.6861, One written call strike 59.0273, One written put strike 55.6861 with a barrier level strike of 50.6744 (269,367 contracts), Expires 01/15/16, Broker Citibank N.A.(r)	1,155,505
465,362	iShares MSCI South Korea Index Fund, One purchased call strike 56.73, One written call strike 60.1338, One written put strike 56.73 with a barrier level strike of 51.6243 (176,274 contracts), Expires 03/18/16, Broker JPMorgan Chase Bank N.A.(r)	533,174
504,926	iShares MSCI South Korea Index Fund, One purchased call strike 56.84, One written call strike 60.25, One written put strike 56.84 with a barrier level strike of 51.72 (175,932 contracts), Expires 04/15/16, Broker Bank of America N.A.(r)	529,457
$14,700,000	iShares MSCI South Korea Index Fund, One purchased call strike 57.7534, One written call strike 68.865, One written put strike 57.7534 with a barrier level strike of 52.5556 ($5,000,000 notional amount), Expires 11/20/15, Broker Citibank N.A.(q)	398,286

Contracts/ Notional Amount ($)		Value
554,027	iShares MSCI South Korea Index Fund, One purchased call strike 58.2102, One written call strike 61.1207, One written put strike 58.2102 with a barrier level strike of 52.9713 (171,791 contracts), Expires 05/20/16, Broker Citibank N.A.(r)	$271,738
219,242	iShares MSCI South Korea Index Fund, One purchased call strike 62.26, One written call strike 66.00, One written put strike 62.26 with a barrier level strike of 56.66 (80,308 contracts), Expires 10/16/15, Broker Bank of America N.A.(r)	73,941
321,538	iShares MSCI South Korea Index Fund, One purchased call strike 63.45, One written call strike 67.25, One written put strike 63.45 with a barrier level strike of 57.74 (118,212 contracts), Expires 10/16/15, Broker Bank of America N.A.(r)	(30,136)
313,189	iShares MSCI South Korea Index Fund, One purchased call strike 63.46, One written call strike 67.27, One written put strike 63.46 with a barrier level strike of 57.75 (118,185 contracts), Expires 09/18/15, Broker Bank of America N.A.(r)	(23,543)
66,129	iShares STOXX Europe Small 200 Index, One purchased call strike 222.2934, One written put strike 226.83 with a barrier level strike of 209.818, Expires 06/19/15, Broker JPMorgan Chase Bank N.A.	2,982,328
32,651	iShares STOXX Europe Small 200 Index, One purchased call strike 225.106, One written put strike 229.70 with a barrier level strike of 213.047, Expires 08/21/15, Broker JPMorgan Chase Bank N.A.	1,365,428

48

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
57,034	iShares STOXX Europe Small 200 Index, One purchased call strike 228.81, One written call strike 251.691, One written put strike 228.81 with a barrier level strike of 208.2171 (32,778 contracts), Expires 05/15/14, Broker Goldman Sachs International(r)	$1,248,277
35,571	iShares STOXX Europe Small 200 Index, One purchased call strike 237.55, One written call strike 258.9295, One written put strike 237.55 with a barrier level strike of 216.171 (21,048 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	535,766
64,492	iShares STOXX Europe Small 200 Index, One purchased call strike 240.34, One written call strike 264.374, One written put strike 240.34 with a barrier level strike of 221.113 (41,608 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	1,102,139
978,351	iShares U.S. Home Construction ETF, One purchased call strike 24.02, One written call strike 26.42, One written put strike 24.02 with a barrier level strike of 22.10 (416,320 contracts), Expires 09/18/15, Broker Credit Suisse International(r)	1,049,754
129,856	iShares US Real Estate ETF, One purchased call strike 77.0082, One written call strike 82.3988, One purchased put strike 75.468, One written put strike 77.0082 with a barrier level strike of 64.9564 (259,713 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	4,335
127,226	iShares US Real Estate ETF, One purchased call strike 78.60, One written call strike 84.10, One purchased put strike 77.03, One written put strike 78.60 with a barrier level strike of 66.10 (254,453 contracts), Expires 09/18/15, Broker BNP Paribas SA(r)	(99,747)

Contracts/ Notional Amount ($)		Value
1,067,616	Market Vectors Russia ETF, One purchased call strike 22.48, One written call strike 24.0536, One written put strike 22.48 with a barrier level strike of 15.736 (333,630 contracts), Expires 10/16/15, Broker JPMorgan Chase Bank N.A.(r)	$(805,285)
26,954	MSCI Singapore Free Index, One purchased call strike 371.005, One written call strike 382.1352, One written put strike 371.005 with a barrier level strike of 341.3246, Expires 07/31/15, Broker BNP Paribas SA	1,182,547
141,330	MSCI Singapore Free Index, One purchased call strike 371.47, One written call strike 382.6141, One written put strike 371.47 with a barrier level strike of 341.75 (26,920 contracts), Expires 10/29/15, Broker UBS AG(r)	930,077
26,831	MSCI Singapore Free Index, One purchased call strike 372.7072, One written call strike 398.7967, One written put strike 372.7072 with a barrier level strike of 335.4365, Expires 06/30/15, Broker BNP Paribas SA	1,154,193
26,712	MSCI Singapore Free Index, One purchased call strike 374.3626, One written call strike 400.568, One written put strike 374.3626 with a barrier level strike of 344.4136, Expires 07/31/15, Broker BNP Paribas SA	1,115,010
26,472	MSCI Singapore Free Index, One purchased call strike 377.7606, One written call strike 400.4262, One written put strike 377.7606 with a barrier level strike of 343.7621, Expires 10/30/15, Broker BNP Paribas SA	711,521
102,602	MSCI Singapore Free Index, One purchased call strike 396.1921, One written call strike 419.9636, One written put strike 396.1921 with a barrier level strike of 364.4967 (37,860 contracts), Expires 05/31/16, Broker BNP Paribas SA(r)	(80)

49

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
$15,000,000	Nikkei 225 Index, One purchased call strike 20,133.34, One written put strike 18,737.96, One written call strike 21,130.04 with a barrier level strike of 21,728.06, Expires 09/11/15, Broker BNP Paribas SA	$(180,998)
9,631	OMX Stockholm 30 Index, One purchased call strike 1,557.45, One purchased put strike 1,526.301, One written put strike 1,557.45 with a barrier level strike of 1,354.9815 (19,262 contracts), Expires 05/15/15, Broker Goldman Sachs International(r)	727,353
6,239	OMX Stockholm 30 Index, One purchased call strike 1,602.744, One purchased put strike 1,570.6891, One written put strike 1,602.744 with a barrier level strike of 1,342.2981 (12,479 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	306,535
4,516	OMX Stockholm 30 Index, One purchased call strike 1,660.61, One written call strike 1,760.2466, One written put strike 1,531.9127, Expires 05/15/15, Broker Goldman Sachs International	24,155
6,017	OMX Stockholm 30 Index, One purchased call strike 1,662.00, One written call strike 1,745.10, One purchased put strike 1,645.38, One written put strike 1,593.027 (12,034 contracts), Expires 07/17/15, Broker Goldman Sachs International(r)	11,071
5,954	OMX Stockholm 30 Index, One purchased call strike 1,679.477, One written call strike 1,780.2456, One written put strike 1,545.1188, Expires 06/30/15, Broker Goldman Sachs International	(161,164)
5,939	OMX Stockholm 30 Index, One purchased call strike 1,683.77, One written call strike 1,751.1208, One purchased put strike 1,666.9323, One written put strike 1,615.5773 (11,878 contracts), Expires 06/18/15, Broker JPMorgan Chase Bank N.A.(r)	(18,355)

Contracts/ Notional Amount ($)		Value
9,040	Russell 2000 Index, One purchased call strike 1,089.615, One written call strike 1,198.5765, One written put strike 1,089.615 with a barrier level strike of 991.55 (4,589 contracts), Expires 06/19/15, Broker JPMorgan Chase Bank N.A.(r)	$790,174
4,391	Russell 2000 Index, One purchased call strike 1,138.70, One written call strike 1,263.96, One written put strike 1,138.70 with a barrier level strike of 1,058.99, Expires 06/19/15, Broker BNP Paribas SA	656,850
6,496	Russell 2000 Index, One purchased call strike 1,154.62, One written call strike 1,270.08, One written put strike 1,154.62 with a barrier level strike of 1,062.25, Expires 05/15/15, Broker BNP Paribas SA	862,498
8,615	Russell 2000 Index, One purchased call strike 1,160.7362, One written call strike 1,300.02, One written put strike 1,160.74 with a barrier level strike of 870.55, Expires 05/15/15, Broker Citibank N.A.	533,864
12,955	Russell 2000 Index, One purchased call strike 1,169.39, One purchased put strike 1,134.65, One written put strike 1,169.39 with a barrier level strike of 929.72 (25,911 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	856,750
16,696	Russell 2000 Index, One purchased call strike 1,197.90, One written call strike 1,281.753, One purchased put strike 1,161.963 (8,348 contracts), One written put strike 1,197.90 with a barrier level strike of 922.383, Expires 12/31/15, Broker JPMorgan Chase Bank N.A.(r)	277,561

50

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
8,313	Russell 2000 Index, One purchased call strike 1,202.95, One written call strike 1,263.0975, One purchased put strike 1,166.8615, One written put strike 1,202.95 with a barrier level strike of 1,010.478 (16,626 contracts), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(r)	$238,152
16,332	Russell 2000 Index, One purchased call strike 1,224.6129, One written call strike 1,298.0897, One purchased put strike 1,187.8745 (8,166 contracts), One written put strike 1,224.6129 with a barrier level strike of 892.1305, Expires 05/19/16, Broker Goldman Sachs International(r)	0
8,138	Russell 2000 Index, One purchased call strike 1,228.86, One written call strike 1,290.30, One purchased put strike 1,204.28, One written put strike 1,228.86 with a barrier level strike of 1,013.81 (16,275 contracts), Expires 06/19/15, Broker Credit Suisse International(r)	179,377
8,121	Russell 2000 Index, One purchased call strike 1,231.30, One written call strike 1,305.18, One purchased put strike 1,206.68, One written put strike 1,231.30 with a barrier level strike of 948.10 (16,243 contracts), Expires 02/29/16, Broker UBS AG(r)	(214,791)
24,210	Russell 2000 Index, One purchased call strike 1,239.1588, One written call strike 1,325.8999, One purchased put strike 1,201.984, One written put strike 1,239.1588 with a barrier level strike of 954.1522 (12,105 contracts), Expires 03/31/16, Broker Goldman Sachs International(r)	(221,253)

Contracts/ Notional Amount ($)		Value
24,206	Russell 2000 Index, One purchased call strike 1,239.35, One written call strike 1,326.10, One purchased put strike 2,235.01 on S&P 500 Index (7,248 contracts), One written put strike 44.63 on Utilities Sector SPDR Fund with a barrier level strike of 36.78 (678,963 contracts), Expires 04/14/16, Broker BNP Paribas SA(r)	$(118,178)
8,128	Russell 2000 Index, One purchased call strike 1,242.52, One purchased put strike 1,205.62, One written put strike 1,230.22 with a barrier level strike of 965.72 (16,257 contracts), Expires 04/15/16, Broker Credit Suisse International(r)	(127,517)
15,981	Russell 2000 Index, One purchased call strike 1,251.4933, One written call strike 1,339.0978, One purchased put strike 1,213.9485 (7,990 contracts), One written put strike 1,251.4933 with a barrier level strike of 968.6558, Expires 04/29/16, Broker Goldman Sachs International(r)	(277,996)
16,100	Russell 2000 Index, One purchased call strike 1,254.6326, One purchased put strike 2,133.5214 on S&P 500 Index with a barrier level strike 1,553.535 (9,655 contracts), One written put strike 44.5814 on Utilities Select Sector SPDR Fund with a barrier level strike of 39.9246 (906,208 contracts), Expires 09/30/15, Broker Goldman Sachs International(r)	(322,225)
$10,000,000	S&P 500 Index, One purchased call strike 1,852.616, One written put strike 1,871.3293 with a barrier level strike of 1,658.9334, Expires 07/17/15, Broker Citibank N.A.	1,215,357
$15,000,000	S&P 500 Index, One purchased call strike 1,859.50, One written put strike 1,897.45 with a barrier level strike of 1,751.3464, Expires 07/17/15, Broker Citibank N.A.	1,721,757

51

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
$15,000,000	S&P 500 Index, One purchased call strike 1,883.29, One written put strike 1,883.29 with a barrier level strike of 1,607.39, Expires 06/19/15, Broker Citibank N.A.	$1,588,489
$10,000,000	S&P 500 Index, One purchased call strike 1,953.44, One written put strike 1,953.44 with a barrier level strike of 1,672.14, Expires 10/16/15, Broker Citibank N.A.	683,638
7,469	S&P 500 Index, One purchased call strike 2,028.25, One written put strike 2,008.17 with a barrier level strike of 1,656.74, Expires 02/19/16, Broker Bank of America N.A.	520,985
9,857	S&P 500 Index, One purchased call strike 2,039.19, One written put strike 2,029.04 with a barrier level strike of 1,861.64, Expires 06/19/15, Broker BNP Paribas SA	455,026
6,159	S&P 500 Index, One purchased call strike 2,049.84, One written put strike 2,029.54 with a barrier level strike of 1,663.21, Expires 03/18/16, Broker Bank of America N.A.	323,440
4,875	S&P 500 Index, One purchased call strike 2,071.8128, One written put strike 2,051.2998 with a barrier level strike of 1,834.8877, Expires 08/21/15, Broker Goldman Sachs International	144,849
4,812	S&P 500 Index, One purchased call strike 2,078.05, One purchased put strike 2,078.05 with a barrier level strike of 1,558.54, One written put strike 114.708 on SPDR Gold Shares with a barrier level strike of 95.628 (176,100 contracts), Expires 09/30/15, Broker Citibank N.A.(r)	65,143
24,258	S&P 500 Index, One purchased call strike 2,081.7453, One purchased put strike 1,999.2999, One written put strike 2,061.134 with a barrier level strike of 1,738.1543 (48,517 contracts), Expires 08/28/15, Broker Goldman Sachs International(r)	583,627

Contracts/ Notional Amount ($)		Value
4,850	S&P 500 Index, One purchased call strike 2,082.66, One written call strike 2,165.14, One written put strike 2,062.04 with a barrier level strike of 1,897.08, Expires 08/21/15, Broker Bank of America N.A.	$(30,440)
11,152	S&P 500 Index, One purchased call strike 2,082.944, One written call strike 2,165.4368, One written put strike 2,062.3208 with a barrier level strike of 1,897.3351 (4,849 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	215,502
9,691	S&P 500 Index, One purchased call strike 2,084.34, One written call strike 2,188.56, One written put strike 2,084.34 with a barrier level strike of 1,917.59 (4,798 contracts), Expires 12/31/15, Broker Bank of America N.A.(r)	12,805
7,266	S&P 500 Index, One purchased call strike 2,085.0844, One written call strike 2,374.106, One purchased put strike 2,023.1512, One written put strike 2,064.44 with a barrier level strike of 1,579.2966 (14,532 contracts), Expires 02/19/16, Broker Goldman Sachs International(r)	194,911
7,236	S&P 500 Index, One purchased call strike 2,093.59, One purchased put strike 2,052.13, One written put strike 2,072.86 with a barrier level strike of 1,671.76 (14,473 contracts), Expires 04/15/16, Broker Bank of America N.A.(r)	79,548
5,776	S&P 500 Index, One purchased call strike 2,098.36, One written call strike 2,306.11, One purchased put strike 2,056.80, One written put strike 2,077.58 with a barrier level strike of 1,670.37 (11,552 contracts), Expires 12/18/15, Broker Bank of America N.A.(r)	98,853

52

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
4,766	S&P 500 Index, One purchased call strike 2,098.41, One purchased put strike 2,056.44, One written put strike 2,098.41 with a barrier level strike of 1,694.47 (9,531 contracts), Expires 03/18/16, Broker Bank of America N.A.(r)	$(21,421)
7,144	S&P 500 Index, One purchased call strike 2,099.6275, One purchased put strike 2,057.6349, One written put strike 2,099.6275 with a barrier level strike of 1,688.1005 (14,288 contracts), Expires 04/15/16, Broker Goldman Sachs International(r)	(98,759)
11,242	S&P 500 Index, One purchased call strike 2,108.0813, One written call strike 2,213.4854, One written put strike 2,108.0813 with a barrier level strike of 1,701.315 (5,692 contracts), Expires 01/14/16, Broker Citibank N.A.(r)	(112,423)
7,150	S&P 500 Index, One purchased call strike 2,118.77, One purchased put strike 2,055.83, One written put strike 2,097.79 with a barrier level strike of 1,764.24 (14,301 contracts), Expires 10/15/15, Broker Credit Suisse International(r)	(44,318)
9,527	S&P 500 Index, One purchased call strike 2,120.37, One written call strike 2,309.32, One purchased put strike 2,057.39, One written put strike 2,099.38 with a barrier level strike of 1,706.80 (19,053 contracts), Expires 09/18/15, Broker Credit Suisse International(r)	122,623
9,433	S&P 500 Index, One purchased call strike 2,141.40, One written put strike 5,672.08 on DAXK Index (3,023 contracts), Expires 06/16/16, Broker Bank of America N.A.(r)	(770,410)
7,964	S&P 500 Index, One purchased call strike 1,845.9086, One written put strike 1,883.5802 with a barrier level strike of 1,741.3699, Expires 07/17/15, Broker Goldman Sachs International	1,845,148

Contracts/ Notional Amount ($)		Value
9,158	S&P 500 Index, One purchased call strike 1,865.83, One written call strike 2,033.7547, One written put strike 1,865.83 with a barrier level strike of 1,716.564 (5,360 contracts), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(r)	$1,454,749
7,796	S&P 500 Index, One purchased call strike 1,885.67, One written put strike 1,924.15 with a barrier level strike of 1,768.29, 08/21/15, Broker Credit Suisse International	1,417,127
6,906	S&P 500 Index, One purchased call strike 1,886.63, One written put strike 1,867.95 with a barrier level strike of 1718.51 (5,353 contracts), Expires 07/17/15, Broker UBS AG(r)	1,496,873
15,891	S&P 500 Index, One purchased call strike 1,887.85, One written put strike 1,887.85 with a barrier level strike of 1,599.01, Expires 12/18/15, Broker Bank of America N.A.	3,038,073
5,109	S&P 500 Index, One purchased call strike 1,918.2214, One written put strike 1,957.3688 with a barrier level strike of 1,810.5662, Expires 09/18/15, Broker Goldman Sachs International	782,362
5,212	S&P 500 Index, One purchased call strike 1,918.7282, One written put strike 1,918.7282 with a barrier level strike of 1,629.0002, Expires 10/16/15, Broker Goldman Sachs International	873,647
5,088	S&P 500 Index, One purchased call strike 1,926.05, One written call strike 1,965.36, One written put strike 1,926.05 with a barrier level strike of 1,821.30, Expires 09/18/15, Broker Credit Suisse International	699,738
5,188	S&P 500 Index, One purchased call strike 1,927.66, One written put strike 1,927.66 with a barrier level strike of 1,646.22, Expires 09/18/15, Broker Credit Suisse International	790,177

53

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
14,151	S&P 500 Index, One purchased call strike 1,939.85, One written call strike 2,114.44, One written put strike 1,939.85 with a barrier level strike of 1,804.06 (7,733 contracts), 08/21/15, Broker Credit Suisse International(r)	$1,481,027
5,153	S&P 500 Index, One purchased call strike 1,940.74, One written put strike 1,940.74 with a barrier level strike of 1,667.10, Expires 09/18/15, Broker Credit Suisse International	720,239
7,715	S&P 500 Index, One purchased call strike 1,944.21, One written put strike 1,944.21 with a barrier level strike of 1,646.75, Expires 12/18/15, Broker Bank of America N.A.	1,075,718
5,080	S&P 500 Index, One purchased call strike 1,968.64, One written put strike 1,968.64 with a barrier level strike of 1,685.16, Expires 11/20/14, Broker Bank of America N.A.	596,428
5,066	S&P 500 Index, One purchased call strike 1,974.02, One written put strike 1,974.02 with a barrier level strike of 1,712.46, Expires 08/21/15, Broker Credit Suisse International	685,227
5,028	S&P 500 Index, One purchased call strike 1,988.78, One written put strike 1,988.78 with a barrier level strike of 1,726.26, Expires 08/21/15, Broker Credit Suisse International	486,651
4,975	S&P 500 Index, One purchased call strike 2,010.00, One written put strike 2,010.00 with a barrier level strike of 1,736.64, Expires 11/20/15, Broker Credit Suisse International	365,071
12,425	S&P 500 Index, One purchased call strike 2,012.0966, One purchased put strike 1,951.7337, One written put strike 2,012.0966 with a barrier level strike of 1,589.5563 (24,850 contracts), Expires 01/15/16, Broker Goldman Sachs International(r)	994,662

Contracts/ Notional Amount ($)		Value
20,012	S&P 500 Index, One purchased call strike 2,018.76, One purchased put strike 1,958.79, One written put strike 1,998.77 with a barrier level strike of 1,553.04 (40,025 contracts), Expires 09/18/15, Broker Credit Suisse International(r)	$1,997,456
4,992	S&P 500 Index, One purchased call strike 2,023.232, One purchased put strike 1,983.168, One written call strike 2,303.68, One written put strike 2,003.20 with a barrier level strike of 1,626.5984 (9,984 contracts), Expires 10/16/15, Broker Goldman Sachs International(r)	412,133
4,934	S&P 500 Index, One purchased call strike 2,026.606, One written put strike 2,046.8721 with a barrier level strike of 1,844.2115, Expires 07/17/15, Broker Goldman Sachs International	311,047
9,946	S&P 500 Index, One purchased call strike 2,031.14, One written call strike 2,212.13, One written put strike 89.55 on iShares iBoxx $ High Yield Corporate Bond ETF with a barrier level strike of 70.928 (225,581 contracts), Expires 01/15/16, Broker Goldman Sachs International(r)	574,115
12,305	S&P 500 Index, One purchased call strike 2,031.71, One written put strike 2,031.71 with a barrier level strike of 1,757.43, Expires 01/15/16, Broker Credit Suisse International	620,405
12,242	S&P 500 Index, One purchased call strike 2,042.12, One written put strike 2,062.54 with a barrier level strike of 1,797.07, Expires 10/16/15, Broker Credit Suisse International	516,291
12,242	S&P 500 Index, One purchased call strike 2,042.2121, One written put strike 2,062.6342 with a barrier level strike of 1,858.413, Expires 06/19/15, Broker Goldman Sachs International	624,126

54

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
7,418	S&P 500 Index, One purchased call strike 2,042.45, One written call strike 2,325.56, One purchased put strike 2,002.01, One written put strike 2,022.23 with a barrier level strike of 1,624.86 (14,835 contracts), Expires 11/20/15, Broker Credit Suisse International(r)	$487,479
4,877	S&P 500 Index, One purchased call strike 2,050.74, One written put strike 2,050.74 with a barrier level strike of 1,768.76, Expires 01/19/16, Broker Bank of America N.A.	175,069
7,296	S&P 500 Index, One purchased call strike 2,055.83, One written put strike 2,055.83 with a barrier level strike of 1,786.52, Expires 01/15/16, Broker Bank of America N.A.	248,268
18,226	S&P 500 Index, One purchased call strike 2,058.62, One written call strike 2,140.15, One written put strike 2,058.62 with a barrier level strike of 1,875.18 (4,906 contracts), Expires 12/18/15, Broker Bank of America N.A.(r)	397,487
12,773	S&P 500 Index, One purchased call strike 2,074.7185, One written call strike 2,178.4544, One written put strike 2,074.7185 with a barrier level strike of 1,887.9938 (14,460 contracts), One purchased put strike 2,033.2241 (7,230 contracts), One purchased put strike 2,033.2241 with a barrier level strike of 1,887.9938 (7,230 contracts), Expires 12/31/15, Broker Goldman Sachs International(r)	58,891
11,950	S&P 500 Index, One purchased call strike 2,092.1021, One written call strike 2,364.0753, One written put strike 2,092.1021 with a barrier level strike of 1,589.9976, Expires 01/15/16, Broker Goldman Sachs International	70,331

Contracts/ Notional Amount ($)		Value
7,212	S&P 500 Index, One purchased call strike 2,100.53, One written call strike 2,287.70, One written put strike 2,058.93, One written put strike 2,079.73 with a barrier level strike of 1,672.10 (14,425 contracts), Expires 01/14/16, Broker Credit Suisse International(r)	$8,435
12,796	S&P 500 Index, One purchased call strike 2,109.12, One written put strike 2,067.76 with a barrier level strike of 1,881.66 (9,672 contracts), Expires 01/15/16, Broker Bank of America N.A.(r)	143,893
4,757	S&P 500 Index, One purchased call strike 2,123.05, One purchased put strike 2,059.99, One written put strike 2,102.03 with a barrier level strike of 1,660.39 (9,515 contracts), Expires 02/29/16, Broker UBS AG(r)	(43,330)
4,756	S&P 500 Index, One purchased call strike 2,123.7169, One purchased put strike 2,081.6631, One written put strike 2,102.69 with a barrier level strike of 1,934.4748 (9,512 contracts), Expires 09/17/15, Broker Goldman Sachs International(r)	(72,505)
9,483	S&P 500 Index, One purchased call strike 2,130.1634, One written put strike 6,087.8053 on DAXK Index (3,060 contracts), Expires 06/18/15, Broker Goldman Sachs International(r)	(375,773)
9,444	S&P 500 Index, One purchased call strike 2,138.9174, One written put strike 6,080.5665 on DAXK Index (3,056 contracts), Expires 06/18/15, Broker Goldman Sachs International(r)	(113,408)
12,499	S&P 500 Index, One purchased put strike 1,940.1582, One purchased call strike 2,020.1647, One written put strike 2,000.1631 with a barrier level strike of 1,623.1323 (24,998 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	1,085,155

55

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
17,308	S&P 500 Index, One purchased put strike 2,001.9284, One purchased call strike 2,042.3714, One written put strike 2,022.1499 with a barrier level strike of 1,536.8339 (34,617 contracts), Expires 07/15/16, Broker Goldman Sachs International(r)	$1,060,355
128,254	Schlumberger Ltd., One purchased call strike 81.0888, One written call strike 84.9873, One written put strike 77.97 with a barrier level strike of 46.782, Expires 02/19/16, Broker JPMorgan Chase Bank N.A.	216,027
1,241,218	Select Sector Financial SPDR Fund, One purchased call strike 21.56, One written call strike 23.27, One written put strike 21.35 with a barrier level strike of 19.43 (468,384 contracts), Expires 06/19/15, Broker Credit Suisse International(r)	1,862,046
918,820	Select Sector Financial SPDR Fund, One purchased call strike 22.8554, One written call strike 24.2267, One written put strike 22.8554 with a barrier level strike of 21.027 (328,150 contracts), Expires 09/18/15, Broker Citibank N.A.(r)	681,749
926,169	Select Sector Financial SPDR Fund, One purchased call strike 22.89, One written call strike 24.95, One written put strike 22.89 with a barrier level strike of 21.06 (436,872 contracts), 08/21/15, Broker Credit Suisse International(r)	958,801
1,342,495	Select Sector Financial SPDR Fund, One purchased call strike 23.65, One written call strike 25.07, One written put strike 23.65 with a barrier level strike of 21.52 (528,541 contracts), Expires 02/19/16, Broker Credit Suisse International(r)	323,149

Contracts/ Notional Amount ($)		Value
1,178,691	Select Sector Financial SPDR Fund, One purchased call strike 23.84, One written call strike 25.2704, One written put strike 23.84 with a barrier level strike of 21.6944 (419,643 contracts), Expires 10/16/15, Broker Citibank N.A.(r)	$472,274
417,885	Select Sector Financial SPDR Fund, One purchased call strike 23.93, One written call strike 25.6051, One purchased put strike 23.4514, One written put strike 23.93 with a barrier level strike of 20.52 (835,771 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	147,979
411,972	Select Sector Financial SPDR Fund, One purchased call strike 24.5162, One written call strike 26.2154, One purchased put strike 24.0308, One written put strike 24.2735 with a barrier level strike of 19.4552 (823,944 contracts), Expires 12/18/15, Broker Goldman Sachs International(r)	34,829
415,800	Select Sector Financial SPDR Fund, One purchased call strike 24.53, One written call strike 25.73, One purchased put strike 23.81, One written put strike 24.05 with a barrier level strike of 18.28, Expires 11/20/15, Broker BNP Paribas SA	159,236
407,664	Select Sector Financial SPDR Fund, One purchased call strike 24.53, One written call strike 26.25, One purchased put strike 24.04, One written put strike 24.53 with a barrier level strike of 20.88 (815,328 contracts), Expires 09/18/15, Broker BNP Paribas SA(r)	5,594
1,286,172	Select Sector Financial SPDR Fund, One purchased call strike 24.88, One written call strike 26.37, One written put strike 24.88 with a barrier level strike of 22.64 (502,412 contracts), Expires 01/15/16, Broker Bank of America N.A.(r)	(104,269)

56

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
44,603	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 168.15, One written put strike 168.15 with a barrier level strike of 141.67, Expires 12/18/15, Broker Credit Suisse International	$399,635
59,053	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 169.34, One written put strike 169.34 with a barrier level strike of 144.79, Expires 11/20/15, Broker Credit Suisse International	472,959
29,525	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 169.35, One written put strike 169.35 with a barrier level strike of 140.5605, Expires 11/20/15, Broker Goldman Sachs International	261,906
56,590	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 178.4771, One purchased put strike 173.1758, One written put strike 176.71 with a barrier level strike of 140.4845 (113,180 contracts), Expires 04/15/16, Broker Goldman Sachs International(r)	17,103
84,024	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 180.3052, One purchased put strike 176.7348, One written put strike 178.52 with a barrier level strike of 145.3153 (168,048 contracts), Expires 04/15/16, Broker Goldman Sachs International(r)	(113,510)
110,877	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 182.18, One purchased put strike 176.77, One written put strike 180.38 with a barrier level strike of 145.21 (221,754 contracts), Expires 11/20/15, Broker Credit Suisse International(r)	(72,293)

Contracts/ Notional Amount ($)		Value
55,340	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 182.51, One purchased put strike 177.09, One written put strike 180.70 with a barrier level strike of 140.22 (110,681 contracts), Expires 03/18/16, Broker Credit Suisse International(r)	$237,688
1,252	Swiss Market Index, One purchased call strike 7,984.40, One written put strike 7,984.40 with a barrier level strike of 7,010.3032, Expires 07/17/15, Broker Goldman Sachs International	1,340,917
1,194	Swiss Market Index, One purchased call strike 8,373.1336, One written put strike 8,373.1336 with a barrier level strike of 7,410.2232, Expires 06/19/15, Broker Goldman Sachs International	829,915
843	Swiss Market Index, One purchased call strike 8,897.91, One written call strike 9,431.7846, One written put strike 8,372.9333, Expires 05/15/15, Broker Goldman Sachs International	162,137
1,697	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,841.00, One written put strike 8,841.00 with a barrier level strike of 8,222.13, Expires 05/20/15, Broker BNP Paribas SA	3,742,158
1,080	Taiwan Stock Exchange Weighted Index, One purchased call strike 9,258.30, One written put strike 9,258.30 with a barrier level strike of 8,610.22, Expires 10/21/15, Broker BNP Paribas SA	802,221
396,616	U.S. Oil Fund LP, One purchased call strike 19.0991, One written call strike 21.7465, One purchased put strike 18.5318, One written put strike 18.91 with a barrier level strike of 15.22 (793,231 contracts), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(r)	573,503

57

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
$24,000,000	USD/CAD foreign exchange rate, One purchased call strike 1.09, One written call strike 1.15, One written put strike 1.09 with a barrier level strike of 1.06 ($20,000,000 notional amount), Expires 06/15/15, Broker JPMorgan Chase Bank N.A.(q)	$1,162,975
$25,000,000	USD/CAD foreign exchange rate, One purchased call strike 1.30, Expires 08/26/15, Broker Goldman Sachs International	97,550
$20,000,000	USD/CAD foreign exchange rate, One purchased call strike 1.30, Expires 07/17/15, Broker Bank of America N.A.	212,491
$50,000,000	USD/CAD foreign exchange rate, One purchased call strike 1.325, Expires 08/25/15, Broker JPMorgan Chase Bank N.A.	90,211
$14,700,000	USD/JPY foreign exchange rate, One purchased call strike 101.50, One written call strike 107.50, One written put strike 101.50 with a barrier level strike of 95.50 ($10,000,000 notional amount), Expires 05/11/15, Broker JPMorgan Chase Bank N.A.(q)	741,380
$18,500,000	USD/JPY foreign exchange rate, One purchased call strike 101.75, One written call strike 108.00, One written put strike 101.75 with a barrier level strike of 96.00 ($15,000,000 notional amount), Expires 05/25/15, Broker JPMorgan Chase Bank N.A.(q)	971,911
$23,100,000	USD/JPY foreign exchange rate, One purchased call strike 101.75, One written call strike 108.00, One written put strike 102.00 with a barrier level strike of 96.00 ($15,000,000 notional amount), Expires 06/15/15, Broker Goldman Sachs International(q)	1,206,245
$15,800,000	USD/JPY foreign exchange rate, One purchased call strike 102.50, One written call strike 110.00, One written put strike 102.50 with a barrier level strike of 98.00 ($10,000,000 notional amount), Expires 07/24/15, Broker Goldman Sachs International(q)	980,239
Contracts/ Notional Amount ($)		Value
$15,800,000	USD/JPY foreign exchange rate, One purchased call strike 108.00, One written call strike 114.00, One written put strike 108.00 with a barrier level strike of 102.00 ($10,000,000 notional amount), Expires 11/10/15, Broker JPMorgan Chase Bank N.A.(q)	$660,533
$14,800,000	USD/JPY foreign exchange rate, One purchased call strike 108.00, One written call strike 115.00, One written put strike 108.00 with a barrier level strike of 103.00 ($10,000,000 notional amount), Expires 11/09/15, Broker Bank of America N.A.(q)	716,194
$43,250,000	USD/JPY foreign exchange rate, One purchased call strike 109.50, One written call strike 116.00, One written put strike 109.50 with a barrier level strike of 104.00 ($30,000,000 notional amount), Expires 10/05/15, Broker JPMorgan Chase Bank N.A.(q)	1,878,520
$62,000,000	USD/JPY foreign exchange rate, One purchased call strike 112.00, One written call strike 120.00, One written put strike 112.00 with a barrier level strike of 109.00 ($40,000,000 notional amount), Expires 11/02/15, Broker Goldman Sachs International(q)	2,575,590
$29,000,000	USD/JPY foreign exchange rate, One purchased call strike 113.50, One written call strike 121.00, One written put strike 113.50 with a barrier level strike of 110.00 ($15,000,000 notional amount), Expires 12/04/15, Broker Bank of America N.A.(q)	902,087
$18,475,000	USD/JPY foreign exchange rate, One purchased call strike 114.50, One written call strike 122.00, One written put strike 114.50 with a barrier level strike of 110.50 ($10,000,000 notional amount), Expires 12/08/15, Broker JPMorgan Chase Bank N.A.(q)	454,312

58

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
$19,600,000	USD/JPY foreign exchange rate, One purchased call strike 115.50, One written call strike 122.00, One written put strike 115.50 with a barrier level strike of 110.00 ($10,000,000 notional amount), Expires 12/14/15, Broker Bank of America N.A.(q)	$398,336
$21,100,000	USD/JPY foreign exchange rate, One purchased call strike 116.00, One written call strike 123.00, One written put strike 116.00 with a barrier level strike of 112.00 ($10,000,000 notional amount), Expires 12/08/15, Broker Bank of America N.A.(q)	406,281
$13,300,000	USD/JPY foreign exchange rate, One purchased call strike 117.00, One written put strike 125.00, One written call strike 117.00 with a barrier level strike of 109.00 ($7,500,000 notional amount), Expires 03/17/16, Broker Goldman Sachs International(q)	204,141
$21,550,000	USD/JPY foreign exchange rate, One purchased call strike 118.50, One written call strike 126.00, One written put strike 118.50 with a barrier level strike of 113.00 ($10,000,000 notional amount), Expires 12/23/15, Broker Bank of America N.A.(q)	204,980
$25,600,000	USD/JPY foreign exchange rate, One purchased call strike 119.50, One written call strike 127.00, One written put strike 119.50 with a barrier level strike of 113.00 ($10,000,000 notional amount), Expires 01/04/16, Broker Bank of America N.A.(q)	188,930
$24,380,000	USD/JPY foreign exchange rate, One purchased call strike 120.00, One written call strike 128.00, One written put strike 120.00 with a barrier level strike of 113.50 ($10,000,000 notional amount), Expires 02/22/16, Broker Bank of America N.A.(q)	99,885
Contracts/ Notional Amount ($)		Value
$41,000,000	USD/JPY foreign exchange rate, One purchased call strike 122.00, One written call strike 130.00, One written put strike 122.00 with a barrier level strike of 117.00 ($15,000,000 notional amount), Expires 01/05/16, Broker Bank of America N.A.(q)	$(104,852)
$6,000,000	USD/JPY foreign exchange rate, One purchased call strike 140.00, Expires 11/20/15, Broker Goldman Sachs International	168,192
$25,000,000	USD/MXN foreign exchange rate, One purchased call strike 13.20, One written put strike 15.25, Expires 10/16/15, Broker Bank of America N.A.	(1,034,614)
$15,000,000	USD/MXN foreign exchange rate, One purchased call strike 13.50, One written put strike 14.58, Expires 11/17/15, Broker Bank of America N.A.	(1,079,632)
$7,500,000	USD/MXN foreign exchange rate, One purchased call strike 14.40, One written put strike 15.94, Expires 01/04/16, Broker Bank of America N.A.	(184,519)
$5,000,000	USD/MXN foreign exchange rate, One purchased call strike 14.50, One written put strike 16.015, Expires 03/17/16, Broker Bank of America N.A.	(137,295)
$10,000,000	USD/MXN foreign exchange rate, One purchased call strike 15.30, One written put strike 17.297, Expires 05/17/16, Broker Bank of America N.A.	65,035
$10,000,000	USD/MXN foreign exchange rate, One purchased put strike 13.55, One written put strike 14.72, Expires 12/07/15, Broker Goldman Sachs International	(669,678)
$20,000,000	USD/MXN foreign exchange rate, One purchased put strike 13.55, One written put strike 14.8313, Expires 12/04/15, Broker Goldman Sachs International	(1,238,661)
$20,000,000	USD/MXN foreign exchange rate, One purchased put strike 13.60, One written call strike 14.5665, Expires 11/17/15, Broker Goldman Sachs International	(1,441,291)

59

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
$10,000,000	USD/MXN foreign exchange rate, One purchased put strike 13.70, One written put strike 14.925, Expires 01/27/16, Broker Goldman Sachs International	$(622,374)
$5,000,000	USD/MXN foreign exchange rate, One purchased put strike 14.45, One written call strike 15.23, Expires 01/05/16, Broker JPMorgan Chase Bank N.A.	(172,462)
$5,000,000	USD/MXN foreign exchange rate, One purchased put strike 14.55, One written put strike 16.20, Expires 02/04/16, Broker Goldman Sachs International	(161,532)
$10,000,000	USD/MXN foreign exchange rate, One purchased put strike 15.20, One written call strike 16.61, Expires 05/31/16, Broker JPMorgan Chase Bank N.A.	22,617
$15,000,000	USD/MYR foreign exchange rate, One purchased call strike 3.50, One written put strike 3.901, Expires 05/30/16, Broker Bank of America N.A.	(38,796)
$10,000,000	USD/MYR foreign exchange rate, One purchased call strike 3.60, One written put strike 4.0005, Expires 02/29/16, Broker Goldman Sachs International	153,211
763,255	WisdomTree Japan Hedged Equity Fund, One purchased call strike 46.5113, One written call strike 48.8369, One written put strike 46.5113 with a barrier level strike of 42.3253 (215,002 contracts), Expires 11/20/15, Broker Goldman Sachs International(r)	1,607,091
722,187	WisdomTree Japan Hedged Equity Fund, One purchased call strike 47.91, One written call strike 50.31, One written put strike 47.91 with a barrier level strike of 43.60 (208,725 contracts), Expires 11/20/15, Broker Credit Suisse International(r)	1,527,280
Contracts/ Notional Amount ($)		Value
507,172	WisdomTree Japan Hedged Equity Fund, One purchased call strike 48.80, One written call strike 51.24, One written put strike 48.80 with a barrier level strike of 44.41 (153,689 contracts), Expires 09/18/15, Broker Credit Suisse International(r)	$1,118,083
1,585,670	WisdomTree Japan Hedged Equity Fund, One purchased call strike 48.84, One written call strike 49.88, One written put strike 48.84 with a barrier level strike of 45.05 (201,996 contracts), Expires 08/21/15, Broker UBS AG(r)	1,476,031
1,098,142	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.0829, One written call strike 50.56, One written put strike 49.0829 with a barrier level strike of 44.67 (203,737 contracts), Expires 08/21/15, Broker Citibank N.A.(r)	1,504,589
525,824	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.4462, One written call strike 51.9185, One written put strike 49.9407 with a barrier level strike of 45.4905 (202,240 contracts), Expires 08/21/15, Broker Credit Suisse International(r)	960,129
437,843	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.5612, One written call strike 53.5261, One written put strike 49.5612 with a barrier level strike of 44.6051 (201,771 contracts), Expires 07/17/15, Broker Goldman Sachs International(r)	1,630,406
638,752	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.6672, One written call strike 51.6539, One written put strike 49.6672 with a barrier level strike of 45.6938 (151,005 contracts), Expires 11/20/15, Broker Goldman Sachs International(r)	1,071,247

60

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
496,782	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.72, One written call strike 53.20, One written put strike 49.72 with a barrier level strike of 44.75 (201,126 contracts), 08/21/15, Broker Credit Suisse International(r)	$1,558,725
450,383	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.9575, One written call strike 52.955, One written put strike 49.9575 with a barrier level strike of 45.9609 (150,128 contracts), Expires 10/16/15, Broker Goldman Sachs International(r)	1,160,277
605,342	WisdomTree Japan Hedged Equity Fund, One purchased call strike 50.47, One written call strike 53.50, One written put strike 50.47 with a barrier level strike of 46.43 (198,148 contracts), Expires 10/16/15, Broker Bank of America N.A.(r)	1,570,485
655,278	WisdomTree Japan Hedged Equity Fund, One purchased call strike 52.1916, One written call strike 54.8012, One written put strike 52.1916 with a barrier level strike of 47.4944 (191,602 contracts), Expires 11/20/15, Broker Goldman Sachs International(r)	1,301,584
142,857	WisdomTree Japan Hedged Equity Fund, One purchased call strike 52.50, One written call strike 54.08, One written put strike 52.50 with a barrier level strike of 47.78 (1,140 contracts), Expires 11/20/15, Broker BNP Paribas SA(r)	846,712
631,442	WisdomTree Japan Hedged Equity Fund, One purchased call strike 52.5781, One written call strike 55.207, One written put strike 52.5781 with a barrier level strike of 47.8461 (190,193 contracts), Expires 11/20/15, Broker Citibank N.A.(r)	1,227,413
Contracts/ Notional Amount ($)		Value
996,053	WisdomTree Japan Hedged Equity Fund, One purchased call strike 53.461, One written call strike 56.134, One written put strike 53.461 with a barrier level strike of 49.184 (280,578 contracts), Expires 12/18/15, Broker Credit Suisse International(r)	$1,811,325
643,297	WisdomTree Japan Hedged Equity Fund, One purchased call strike 53.63, One written call strike 56.3115, One written put strike 53.63 with a barrier level strike of 49.3396 (186,463 contracts), Expires 12/18/15, Broker Goldman Sachs International(r)	1,153,814
809,031	WisdomTree Japan Hedged Equity Fund, One purchased call strike 53.6815, One written call strike 55.8075, One written put strike 53.6815 with a barrier level strike of 48.898 (188,147 contracts), Expires 03/18/16, Broker JPMorgan Chase Bank N.A.(r)	467,034
479,862	WisdomTree Japan Hedged Equity Fund, One purchased call strike 54.078, One written call strike 56.7819, One written put strike 54.078 with a barrier level strike of 49.7518 (138,689 contracts), Expires 12/18/15, Broker Goldman Sachs International(r)	840,271
803,879	WisdomTree Japan Hedged Equity Fund, One purchased call strike 55.68, One written call strike 58.464, One written put strike 56.7936 with a barrier level strike of 51.2256 (215,517 contracts), Expires 04/15/16, Broker Goldman Sachs International(r)	165,366
564,011	WisdomTree Japan Hedged Equity Fund, One purchased call strike 55.85, One written call strike 58.6425, One written put strike 56.4085 with a barrier level strike of 51.382 (179,051 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	1,155,339

61

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
270,416	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.0247, One written put strike 56.0247 with a barrier level strike of 51.3098, Expires 10/16/15, Broker Goldman Sachs International	$201,877
762,683	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.511, One written call strike 58.7714, One written put strike 56.511 with a barrier level strike of 51.9901 (212,348 contracts), Expires 02/18/16, Broker Goldman Sachs International(r)	(31,330)
478,545	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.63, One written call strike 59.4615, One written put strike 56.63 with a barrier level strike of 52.0996 (176,585 contracts), Expires 12/31/15, Broker Goldman Sachs International(r)	(42,832)
700,213	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.697, One written call strike 59.5318, One written put strike 56.697 with a barrier level strike of 52.1612 (211,651 contracts), Expires 05/19/16, Broker Goldman Sachs International(r)	0
437,259	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.717, One written call strike 59.5528, One written put strike 57.2842 with a barrier level strike of 52.1796 (176,314 contracts), Expires 05/15/15, Broker Goldman Sachs Interna- tional(r)	1,133,303
466,467	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.81, One written call strike 59.6505, One written put strike 57.3781 with a barrier level strike of 52.2652 (176,025 contracts), Expires 06/19/15, Broker Goldman Sachs Interna- tional(r)	1,020,557
Contracts/ Notional Amount ($)		Value
621,547	WisdomTree Japan Hedged Equity Fund, One purchased call strike 57.92, One written call strike 60.816, One written put strike 58.4992 with a barrier level strike of 53.2864 (207,182 contracts), Expires 02/18/16, Broker Goldman Sachs International(r)	$(308,776)
Total Structured Options (Premiums received $(1,866,195))		191,054,825

FUTURES CONTRACTS: SHORT POSITION

Contracts		Unrealized Appreciation/ (Depreciation)
90	DAXK Index Futures, June 2015	$939,013
733	Eurex Euro STOXX 50 Index Futures, June 2015	262,627
107	U.S. Treasury Notes (2 years), June 2015	(98,641)
361	U.S. Treasury Notes (5 years), June 2015	(345,601)
	Net unrealized appreciation	$757,398

Cash collateral of $4,796,993 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

Unrealized Appreciation (Depreciation)
SWAP AGREEMENTS (PURCHASED)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the KOSPI Index over the volatility strike price of 17.00 with a knockout level of 115% of initial index level and the S&P 500 Index over the volatility strike price of 22.25 and paying variance of a basket of the KOSPI Index under the volatility strike price of 17.00 with a knockout level of 115% of initial index level and the S&P 500 Index under the volatility strike price of 22.25, expiring 06/11/15 (Underlying vega amount $400,000)	$979,245

62

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Unrealized Appreciation (Depreciation)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 23.00 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 23.00, expiring 12/21/18 (Underlying vega amount $200,000)	$30,299
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 23.00 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 24.25 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 23.00 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 24.25, expiring 12/14/18 (Underlying vega amount $250,000)	63,130
Variance swap with Goldman Sachs International receiving an amount if EUR/USD foreign exchange rate is over 1.25 and paying an amount if EUR/USD foreign exchange rate is under 1.25, expiring 08/24/15 (Underlying vega amount $17,500)	18,305
Variance swap with UBS AG receiving variance of the S&P 500 Index over the target volatility of 28.60 and paying variance of the S&P 500 Index under the target volatility of 28.60, expiring 12/18/15 (Underlying vega amount $500,000)	(5,602,076)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of GBP/USD foreign exchange rate is over 6.90% and paying an amount if the volatility of GBP/USD foreign exchange rate is under 6.90%, expiring 06/01/15 (Underlying vega amount $250,000)	86,623
Unrealized Appreciation (Depreciation)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of PSI 20 Index is over 5,891.40 and paying an amount if the volatility of PSI 20 Index is under 5,981.40, expiring 04/08/15 (Underlying amount EUR 29,474,652)	$ 517,061
$(3,907,413)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)
Dividend swap with BNP Paribas SA receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 139 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 139 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)	$(2,768,254)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.018% and paying a floating rate based on 3-month LIBOR, expiring 08/22/23 (Underlying notional amount $15,940,000)	(1,485,977)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.848% and paying a floating rate based on 3-month LIBOR, expiring 08/22/43 (Underlying notional amount $9,110,000)	(2,551,893)
Variance swap with Goldman Sachs International paying variance of GBP/EUR foreign exchange rate over 47.61 and receiving variance of GBP/EUR foreign exchange rate under 47.61, expiring 08/24/15 (Underlying vega amount $17,500)	(394,783)
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying vega amount $500,000)	6,423,933

63

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Unrealized
Appreciation/
(Depreciation)
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying vega amount $500,000)	$4,757,110
$3,980,136

At April 30, 2015, the Strategic Oportunities Fund held investments in restricted securities with a fair value of $1,200,000 or 0.02% of net assets, as follows:

			04/30/15
Acquisition		Acquisition	Carrying Value
Cost	Issuer	Date	Per Unit
$12,125,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(e)(i)	01/19/11	$10.00

(a)	Cost for federal income tax purposes is $6,958,322,266 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$242,029,936
Unrealized depreciation	(142,150,720)
Net unrealized appreciation	$99,879,216
(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $367,496,336 or 5.18% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (i) below) that amount to $70,222,166 or 0.99% of net assets.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $3,649,945, which is 0.05% of net assets.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	Variable rate security. Rate shown is the rate as of April 30, 2015.
(h)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors.
(i)	Principal amount denoted in Singapore Dollars.
(j)	Zero coupon bond. The rate represents the yield at time of purchase.
(k)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $476,606,875, which is 6.71% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (c) above.
(l)	Principal amount denoted in Euros.
(m)	Principal amount denoted in British Pounds.
(n)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(o)	The rate represents the annualized yield at time of purchase.
(p)	Rate shown represents current yield at April 30, 2015.
(q)	Notional Amount is shown parenthetically for any leg of Structured Option which has a different notional amount than the amount shown under Notional Amount column
(r)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.

CAD — Canadian Dollar
CLO — Collateralized Loan Obligation
Cnv. — Convertible
ETF — Exchange Traded Fund
EUR — Euro
FOR — Foreign Ownership Restrictions
GBP — United Kingdom Pound
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
MYR — Malaysian Ringgit
REIT — Real Estate Investment Trust
SDR — Swedish Depository Receipt
STEP — Step Coupon Bond

64

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Asset-Backed Securities	7.3%
Banks	0.9%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage-Backed Securities	1.0%
Consumer Discretionary	2.8%
Consumer Staples	2.1%
Diversified Financials	1.1%
Energy	1.7%
Government Bonds	3.5%
Health Care	2.6%
Industrials	3.0%
Information Technology	2.3%
Insurance	1.3%
Materials	0.9%
Real Estate	0.8%
Telecommunication Services	1.0%
U.S. Government Agencies and Securities	48.2%
Utilities	0.8%
Other*	9.2%
100.0%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, purchased or written options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

65

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2015 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS — 39.8%
Banks — 7.1%
$3,800,000	Bank of America NA,
	1.25%, 02/14/17	$3,810,777
1,000,000	Canadian Imperial Bank of Commerce Canada,
	2.60%, 07/02/15(b)	1,003,190
5,000,000	Commonwealth Bank of Australia,
	1.13%, 03/13/17	5,014,390
2,000,000	Commonwealth Bank of Australia,
	2.25%, 03/16/17(b)	2,046,114
1,350,000	Deutsche Bank AG,
	3.25%, 01/11/16	1,373,431
8,295,000	JPMorgan Chase & Co. MTN,
	1.39%, 09/22/15(c)	8,323,676
6,125,000	KFW,
	1.25%, 02/15/17	6,187,310
3,900,000	Toronto-Dominion Bank (The) - MTN,
	0.83%, 04/30/18(c)	3,921,918
10,000,000	Wells Fargo & Co.,
	1.25%, 07/20/16	10,058,430
		41,739,236
Consumer Discretionary — 1.0%
2,000,000	Cargill, Inc.,
	1.90%, 03/01/17(b)	2,027,394
2,000,000	Hyundai Capital America,
	1.45%, 02/06/17(b)	2,001,090
1,820,000	Whirlpool Corp.,
	1.65%, 11/01/17	1,829,843
		5,858,327
Consumer Staples — 3.6%
11,900,000	Anheuser-Busch Inbev Worldwide Inc,
	1.38%, 07/15/17	11,990,619
6,000,000	Coca-Cola Co. (The),
	1.15%, 04/01/18	6,003,624
3,000,000	CVS Health Corp.,
	1.20%, 12/05/16	3,018,459
		21,012,702
Diversified Financials — 9.6%
3,520,000	American Express Credit Corp. MTN,
	2.38%, 03/24/17	3,610,658
1,000,000	American Honda Finance Corp.,
	2.50%, 09/21/15(b)	1,008,105
1,000,000	American Honda Finance Corp.,
	2.13%, 02/28/17(b)	1,022,021
Principal
Amount		Value
Diversified Financials (continued)
$3,000,000	Daimler Finance North America LLC,
	2.63%, 09/15/16(b)	$3,067,035
1,000,000	Daimler Finance North America LLC,
	1.38%, 08/01/17(b)	1,002,459
10,800,000	Ford Motor Credit Co. LLC,
	3.00%, 06/12/17	11,103,847
9,325,000	General Electric Capital Corp,
	2.90%, 01/09/17	9,654,928
950,000	General Electric Capital Corp. MTN,
	3.50%, 06/29/15	954,543
1,400,000	General Electric Capital Corp. MTN,
	2.30%, 04/27/17	1,436,719
3,000,000	Goldman Sachs Group, Inc. (The),
	3.30%, 05/03/15	2,999,996
3,000,000	Goldman Sachs Group, Inc. (The),
	3.63%, 02/07/16	3,061,269
3,010,000	Goldman Sachs Group, Inc. (The),
	2.63%, 01/31/19	3,064,180
12,000,000	Morgan Stanley,
	1.75%, 02/25/16	12,086,508
1,000,000	Synchrony Financial,
	1.88%, 08/15/17	1,001,783
1,775,000	Toyota Motor Credit Corp. MTN,
	1.13%, 05/16/17	1,778,983
		56,853,034
Energy — 1.6%
3,000,000	Cameron International Corp.,
	1.15%, 12/15/16	2,978,217
1,625,000	Exxon Mobil Corp.,
	1.31%, 03/06/18	1,634,555
1,700,000	Occidental Petroleum Corp,
	1.75%, 02/15/17	1,723,367
1,000,000	Schlumberger Investment SA,
	1.25%, 08/01/17(b)	999,819
1,000,000	Schlumberger Norge AS,
	1.95%, 09/14/16(b)	1,015,256
1,000,000	Transcanada Pipelines Ltd.,
	1.88%, 01/12/18	1,009,466
		9,360,680
Health Care — 2.1%
2,000,000	Johnson & Johnson,
	1.13%, 11/21/17	2,008,876
500,000	Medco Health Solutions, Inc.,
	2.75%, 09/15/15	503,492
5,000,000	Takeda Pharmaceutical Co. Ltd.,
	1.63%, 03/17/17(b)	5,042,970

66

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal
Amount		Value
Health Care (continued)
$1,000,000	UnitedHealth Group, Inc.,
	1.40%, 10/15/17	$1,009,197
3,950,000	UnitedHealth Group, Inc.,
	1.40%, 12/15/17	3,981,493
		12,546,028
Industrials — 3.0%
3,500,000	3M Co. MTN,
	1.00%, 06/26/17	3,513,489
7,000,000	Eaton Corp.,
	5.60%, 05/15/18	7,779,562
218,108	Federal Express Corp. 2012 Pass Through Trust,
	2.63%, 01/15/18(b)	221,945
6,460,000	Precision Castparts Corp.,
	1.25%, 01/15/18	6,440,594
		17,955,590
Information Technology — 3.3%
10,000,000	Apple, Inc.,
	0.50%, 05/03/18(c)	10,029,740
5,000,000	Cisco Systems, Inc.,
	1.10%, 03/03/17	5,032,790
2,150,000	Fiserv, Inc.,
	3.13%, 06/15/16	2,201,114
1,900,000	National Semiconductor Corp.,
	6.60%, 06/15/17	2,117,533
		19,381,177
Insurance — 2.0%
3,990,000	Berkshire Hathaway Finance Corp.,
	2.45%, 12/15/15	4,039,013
5,000,000	New York Life Global Funding,
	1.65%, 05/15/17(b)	5,069,820
3,000,000	New York Life Global Funding,
	1.45%, 12/15/17(b)	3,018,111
		12,126,944
Materials — 0.2%
1,005,000	Airgas, Inc.,
	2.95%, 06/15/16	1,025,211
Telecommunication Services — 5.3%
4,000,000	America Movil Sab de CV,
	2.38%, 09/08/16	4,063,720
9,715,000	AT&T, Inc.,
	1.40%, 12/01/17	9,703,235
12,000,000	NBC Universal Media LLC,
	2.88%, 04/01/16	12,250,668
5,000,000	Verizon Communications, Inc.,
	1.35%, 06/09/17	4,997,100
		31,014,723
Principal
Amount		Value
Utilities — 1.0%
$6,000,000	Duke Energy Corp.,
	1.63%, 08/15/17	$6,062,772
Total Corporate Bonds (Cost $233,422,155)		234,936,424
ASSET-BACKED SECURITIES — 8.3%
CAYMAN ISLANDS — 4.7%
8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class 1A,
	1.46%, 07/13/25(b)(c)	8,414,490
4,566,131	BlueMountain CLO III Ltd., Series 2007-3A, Class A1B,
	0.52%, 03/17/21(b)(c)	4,517,610
3,000,000	Gallatin CLO III Ltd. Series 2007-1A, Class A2L, 0.60%,
	05/15/21(b)(c)	2,954,490
4,000,000	Nantucket CLO Ltd., Series 2006-1A, Class C,
	0.96%, 11/24/20(b)(c)	3,882,337
6,000,000	OCP CLO Ltd., Series 2013-4A, Class A1A, 1.63%,
	10/24/25(b)(c)	5,989,560
1,135,928	Sapphire Valley CDO I Ltd. Series 2006-1A, Class A,
	0.55%, 12/15/22(b)(c)	1,121,746
1,171,352	Vitesse CLO Ltd., Series 2006-1A, Class A1L,
	0.51%, 08/17/20(b)(c)	1,167,896
		28,048,129
UNITED STATES — 3.6%
2,500,000	Ally Auto Receivables Trust Series 2014-1, Class A3,
	0.97%, 10/15/18	2,506,125
2,000,000	AmeriCredit Automobile Receivables Trust Series 2014-2, Class A3, 0.94%, 02/08/19	2,005,630
928,211	Black Diamond CLO Ltd., Series 2005-1X, Class A1, 0.54%, 06/20/17(c)	927,652
2,975,000	CNH Equipment Trust 2015-A, Class A4, 1.85%, 04/15/21	2,988,682
2,500,000	Fifth Third Auto Trust Series 2014-2, Class A3, 0.89%, 11/15/18	2,503,828
4,000,000	Ford Credit Floorplan Master Owner Trust Series 2015-1, Class A1, 1.42%, 01/15/20	4,000,672
2,050,000	Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/18	2,047,786
2,000,000	Toyota Auto Receivables Owner Trust Series 2014-B, Class A4,
	1.31%, 09/16/19	2,008,796

67

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$2,000,000	World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3, 1.16%, 09/15/17	$2,007,188
		20,996,359
Total Asset-Backed Securities (Cost $49,087,505)		49,044,488
MUNICIPAL BONDS — 4.7%
California — 0.7%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM)
	6.93%, 05/15/17	4,301,990
District Of Columbia — 0.4%
1,000,000	District of Columbia Build America Bonds GO
	3.64%, 06/01/15	999,999
1,310,000	District of Columbia Build America Bonds GO
	4.16%, 06/01/16	1,355,077
		2,355,076
Georgia — 0.5%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3
	2.59%, 10/01/17	3,179,679
Illinois — 0.5%
2,600,000	State of Illinois Public Improvements Revenue Bonds
	1.56%, 06/15/17	2,614,846
Maryland — 0.0%
180,000	State of Maryland Recreational Facility Improvements COP, Series A
	2.92%, 09/01/15	181,331
Minnesota — 0.1%
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit)
	4.00%, 02/01/16	614,692
New Jersey — 1.6%
1,500,000	County of Monmouth Build America Bonds GO
	3.75%, 11/01/16	1,566,495
Principal
Amount		Value
New Jersey (continued)
$1,000,000	Morris County Improvement Authority Renewable Energy Revenue Bonds (County Guaranty)
	1.90%, 06/15/15	$999,999
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds (County Guaranty)
	2.27%, 06/15/16	101,729
2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds
	3.50%, 06/15/15	2,049,945
4,600,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series Q
	1.10%, 06/15/16	4,586,890
		9,305,058
New York — 0.5%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds
	4.28%, 11/15/16	2,633,551
110,000	New York State Dormitory Authority University & College Improvement Revenue Bonds, Series G
	2.83%, 03/15/16	112,262
		2,745,813
Ohio — 0.4%
2,115,000	Ohio State Build America Revenue Bonds, Series 2
	3.64%, 06/15/16	2,182,574
Total Municipal Bonds
(Cost $27,058,510)		27,481,059
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
2,463,499	JPMorgan Tax Exempt Pass Through Trust, Series
	2012-AMT1, Class A, 3.00%,
	01/27/38(b)	2,473,515
Total Collateralized Mortgage Obligations (Cost $2,520,389)		2,473,515
U.S. GOVERNMENT AGENCIES — 6.3%
AID-EGYPT—0.2%
1,000,000	4.45%, 09/15/15	1,015,129

		1,015,129

68

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal
Amount		Value
Fannie Mae — 3.8%
$5,200,000	1.00%, 09/27/17	$5,227,836
16,895,000	0.88%, 12/20/17	16,881,146
		22,108,982
Ginnie Mae — 0.0%
278	9.00%, 02/15/20	279
		279
Overseas Private Investment Corp. — 1.3%
6,827,236	5.14%, 12/15/23	7,665,525
		7,665,525
Private Export Funding Corp. — 0.3%
1,400,000	4.95%, 11/15/15	1,434,945
500,000	2.25%, 12/15/17	514,461
		1,949,406
Small Business Administration — 0.6%
659,662	4.73%, 02/10/19	703,190
912,826	4.11%, 03/10/20	960,355
1,949,255	4.08%, 03/10/21	2,067,491
		3,731,036
Tennessee Valley Authority — 0.1%
725,000	6.25%, 12/15/17	822,534
		822,534
Total U.S. Government Agencies (Cost $36,180,334)		37,292,891
U.S. GOVERNMENT SECURITIES — 39.6%
U.S. Treasury Bills — 3.9%
21,540,000	0.63%, 01/15/24(d)	22,691,088
U.S. Treasury Notes — 35.7%
36,585,000	0.75%, 02/28/18	36,439,245
103,526,000	1.88%, 11/30/21	104,237,741
68,115,000	2.38%, 08/15/24	70,158,450
Total U.S. Government Securities (Cost $230,255,640)		233,526,524
GOVERNMENT BONDS — 0.5%
GERMANY — 0.2%
1,000,000	Norddeutsche Landesbank Girozentrale,
	0.88%, 10/16/15(b)	1,001,486
Principal
Amount		Value
SOUTH KOREA — 0.3%
$500,000	Export-Import Bank of Korea,
	1.25%, 11/20/15	$501,145
1,400,000	Export-Import Bank of Korea,
	4.00%, 01/11/17	1,462,395
		1,963,540
Total Government Bonds (Cost $2,898,443)		2,965,026

Shares
INVESTMENT COMPANY — 0.5%
2,971,600	SEI Daily Income Trust Government II Fund, Class A, 0.00%(e)	2,971,600
Total Investment Company (Cost $2,971,600)		2,971,600
TOTAL INVESTMENTS — 100.1% (Cost $584,394,576)(a)		$590,691,527
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(532,794)
NET ASSETS — 100.0%		$590,158,733

(a)	Cost for federal income tax purposes is $584,401,339 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$6,520,512
Unrealized depreciation	(230,324)
Net unrealized appreciation	$6,290,188

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $60,068,459 which is 10.18% of net assets.
(c)	Variable rate security. Rate shown is the rate as of April 30, 2015.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	Rate shown represents current yield at April 30, 2015.

AGM — Assured Guaranty Municipal Corp.

CLO — Collateralized Loan Obligation

COP — Certificates of Participation

GO — General Obligations

MTN — Medium Term Note

69

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
U.S. Government Agencies and Securities	45.9%
Corporate Bonds	39.8
Municipal Bonds	4.7
Government Bonds	0.5
Asset Backed Securities	8.3
Collateralized Mortgage Obligations	0.4
Other*	0.4
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

70

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2015 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 96.5%
Alabama — 1.5%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$5,822,250
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/22	3,671,481
2,990,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/24	3,683,560
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/26	4,515,891
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	1,847,955
		19,541,137
Alaska — 0.0%
500,000	Borough of Matanuska-Susitna School Improvements GO, Series B, 5.00%, 11/01/23	599,299
Arizona — 1.2%
2,095,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/25	2,551,794
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,380,280
1,000,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/22	1,187,010
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/24	2,057,331
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	402,749
2,010,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,190,478
1,000,000	County of Pinal Refunding Revenue Bonds, 5.00%, 08/01/25	1,201,410
Principal Amount		Value
Arizona (continued)
$200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	$230,275
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,367,689
		15,569,016
Arkansas — 0.1%
590,000	Fayetteville School District No 1 Refunding GO (State Aid Withholding), 2.00%, 06/01/16	600,986
910,000	Rogers School District No 30 Refunding GO (State Aid Withholding), 3.00%, 02/01/16	928,600
		1,529,586
California — 4.2%
2,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D, 5.00%, 09/01/24	2,446,940
1,750,000	City & County of San Francisco Courthouse Project Refunding COP, 5.00%, 04/01/16	1,824,480
1,155,000	City & County of San Francisco Juvenile Hall Project Refunding COP, 5.00%, 04/01/16	1,204,157
9,250,000	Los Angeles Community College District Refunding GO, Series A, 5.00%, 08/01/23	11,427,080
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,203,519
1,300,000	San Mateo County Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/23	1,598,064
1,250,000	State of California Refunding GO, 5.00%, 03/01/23	1,514,213
8,000,000	State of California Refunding GO, 5.00%, 03/01/24	9,751,280
8,000,000	State of California Refunding GO, 5.00%, 10/01/25	9,711,760

71

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
California (continued)
$10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	$10,546,500
3,000,000	University of California Refunding Revenue Bonds, Series I, 5.00%, 05/15/23	3,659,430
		54,887,423
Colorado — 1.0%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding), 5.00%, 12/01/19	580,649
300,000	City of Commerce Advance Refunding Revenue Bonds. (BAM), 5.00%, 08/01/25	362,847
3,935,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	4,776,264
450,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	550,697
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,150,380
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,440,863
490,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/23	592,528
1,600,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,717,984
370,000	University of Northern Colorado Refunding Revenue Bonds, Series A (State Higher Education Intercept Program), 3.00%, 06/01/16	380,767
		12,552,979
Connecticut — 2.3%
8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/25	9,675,840
Principal Amount		Value
Connecticut (continued)
$2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	$2,428,260
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 10/01/19	9,211,440
2,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/25	2,418,960
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	5,932,950
1,000,000	University of Connecticut University and College Improvements Revenue Bonds, Series A, 3.00%, 02/15/16	1,021,590
		30,689,040
District Of Columbia — 0.5%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	5,808,900
1,000,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	1,184,660
		6,993,560
Florida — 2.9%
1,000,000	County of Sarasota Refunding Revenue Bonds, 5.00%, 10/01/24	1,225,270
220,000	County of Seminole Special Obligation Public Improvements Revenue Bonds, 4.00%, 10/01/15	223,441
5,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	5,445,600
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,804,484
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,387,119

72

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
Florida (continued)
$500,000	Florida Water Pollution Control Financing Corp. Water Polution Control Revenue Bonds, Series A, 4.00%, 01/15/17	$529,225
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,133,533
1,200,000	Lee County School Board Refunding COP, 5.00%, 08/01/25	1,421,064
4,000,000	Miami-Dade County Refunding GO, Series B, 5.00%, 07/01/24	4,861,160
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,194,180
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	1,919,862
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,368,980
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	573,425
1,975,000	State of Florida Refunding GO, Series A, 4.00%, 01/01/17	2,087,457
		38,174,800
Georgia — 2.0%
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding), 5.00%, 02/01/23	909,953
1,000,000	Cobb-Marietta Coliseum & Exhibit Hall Authority Performing Arts Center Project Refunding Revenue Bonds (County GTY), 5.00%, 01/01/19	1,134,730
1,750,000	Douglas County School District Refunding GO (State Aid Withholding), 4.00%, 04/01/16	1,809,973
675,000	Floyd County School District School Improvements GO, (State Aid Withholding), 3.00%, 07/01/15	678,023
Principal Amount		Value
Georgia (continued)
$970,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 3.00%, 05/01/15	$970,000
395,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 4.00%, 05/01/16	409,500
375,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 5.00%, 05/01/23	450,323
1,000,000	Fulton County Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,107,620
1,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	1,128,910
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/18	1,390,438
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,735,700
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,348,555
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	678,403
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,112,553
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,193,705
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,663,935
		25,722,321

73

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
Hawaii — 0.7%
$1,700,000	Honolulu City & County Board of Water Supply Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	$2,050,455
1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	1,175,450
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	443,919
5,000,000	State of Hawaii Refunding GO, Series EP, 5.00%, 08/01/25	6,089,800
		9,759,624
Idaho — 0.1%
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,808,835
Illinois — 1.6%
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	950,634
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,443,804
2,215,000	Cook County Community College District No 508 University & College Improvements GO, 5.00%, 12/01/21	2,594,031
2,575,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	2,836,594
3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	3,303,960
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D, 5.00%, 12/01/22	2,397,860
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	3,902,640
2,500,000	State of Illinois School Improvements GO, 3.00%, 02/01/16	2,541,175
Principal Amount		Value
Illinois (continued)
$780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	$910,190
		20,880,888
Indiana — 1.8%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	599,018
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,107,488
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	697,795
500,000	Carmel 2002 School Building Corp. Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/16	527,255
600,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	682,967
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	695,733
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	509,727
510,000	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC), 5.25%, 07/15/17	515,095
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,573,310

74

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
Indiana (continued)
$1,350,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	$1,609,119
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	1,079,106
5,000,000	Indiana Finance Authority Southern Industrial Gas & Electric Refunding Revenue Bonds, Series E, 1.95%, 05/01/37(b)	5,079,900
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1, 5.00%, 07/01/19	566,995
1,040,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 01/15/16	1,059,386
1,060,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 07/15/16	1,092,288
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	526,695
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	738,445
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	775,241
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	620,137
Principal Amount		Value
Indiana (continued)
$765,000	Vigo County Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	$789,587
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,118,000
1,020,000	Wayne Township School Building Corp., Marion County First Mortgage Refunding Revenue Bonds, (State Aid Intercept Program), 3.00%, 07/15/15	1,025,273
895,000	Wayne Township School Building Corp., Marion County First Mortgage Refunding Revenue Bonds, (State Aid Intercept Program), 4.00%, 01/15/16	917,250
		23,905,810
Iowa — 0.2%
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,119,212
Kansas — 0.5%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/23	1,542,555
2,645,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/24	3,268,506
2,170,000	Topeka Public Building Commission KBI Forensic Laboratory Project Revenue Bonds, 5.00%, 12/01/17	2,382,291
		7,193,352
Kentucky — 1.3%
3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	3,831,555

75

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
Kentucky (continued)
$1,000,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/15	$1,014,890
8,185,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/16	8,658,502
1,550,000	Kentucky State Property & Building Commission Project No. 106 Refunding Revenue Bonds, Series A, 5.00%, 10/01/15	1,580,008
685,000	Warren County School District Finance Corp. Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 2.00%, 06/01/15	685,926
605,000	Warren County School District Finance Corp. Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 2.00%, 06/01/16	615,279
		16,386,160
Louisiana — 0.2%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,100,320
Maine — 0.5%
435,000	City of Bath Refunding GO, 2.00%, 09/01/15	437,562
700,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	760,655
750,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/20	871,658
520,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	613,876
115,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC, State Resolution Funding GTY), 5.00%, 07/01/16(c)	121,230
Principal Amount		Value
Maine (continued)
$1,800,000	Maine Health & Higher Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	$1,892,988
1,795,000	Maine Municipal Bond Bank Refunding Revenue Bonds, Series C, 5.00%, 11/01/26	2,166,924
		6,864,893
Maryland — 0.4%
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	1,177,650
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,424,865
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,096,050
2,000,000	State of Maryland School Improvements GO, Series B, 5.00%, 08/01/17	2,192,100
		5,890,665
Massachusetts — 8.8%
4,500,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes (State Aid Appropriation), 1.00%, 09/25/15	4,511,115
5,880,000	Brockton Area Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/05/15	5,889,173
2,153,000	Cape Ann Transportation Authority Cash Flow Management Revenue Notes, 1.00%, 07/02/15	2,155,218
9,950,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/30/15	9,964,627
4,450,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 4.00%, 06/15/17	4,763,992
9,650,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/22	11,692,712

76

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
Massachusetts (continued)
$850,000	Commonwealth of Massachusetts Refunding GO, Series A, 5.00%, 08/01/16	$899,037
1,000,000	Commonwealth of Massachusetts Refunding GO, Series B (AGM-CR), 5.25%, 08/01/28	1,275,800
2,000,000	Commonwealth of Massachusetts Refunding GO, Series C (AMBAC), 5.50%, 12/01/24	2,556,920
7,500,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/28/15	7,514,550
5,900,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/07/15	5,909,381
1,000,000	Massachusetts Port Authority Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	1,019,130
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	9,185,535
2,000,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	2,430,980
4,500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A (NATL-RE, GO of Authority), 5.25%, 08/01/16	4,773,465
3,000,000	Merrimack Valley Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 06/19/15	3,002,403
10,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/07/15	10,011,100
13,000,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/24/15	13,017,940
3,625,000	Southeastern Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/28/15	3,631,924
500,000	Town of Auburn Refunding GO, 2.00%, 06/01/15	500,723
Principal Amount		Value
Massachusetts (continued)
$1,275,000	Town of Belmont Municipal Purpose Loan Refunding GO, 4.00%, 04/15/16	$1,320,696
9,300,000	Worcester Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 06/19/15	9,307,449
		115,333,870
Michigan — 2.4%
670,000	Bay City School District Refunding GO (Q-SBLF), 5.00%, 11/01/25	781,783
945,000	Brighton Area School District School Improvements GO, Series I (Q-SBLF), 5.00%, 05/01/16	985,644
1,000,000	Caledonia Community Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/23	1,196,020
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF), 5.00%, 05/01/20	344,999
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	680,650
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	442,627
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	283,133
1,295,000	Lake Shore Public Schools Refunding GO, (Q-SBLF), 3.00%, 11/01/16	1,337,865
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,363,636
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,507,523
1,155,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/16	1,205,855
775,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/18	849,695
1,160,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/21	1,333,594
1,000,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/22	1,158,700

77

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
Michigan (continued)
$2,000,000	Rochester Community School District Refunding GO, (Q-SBLF), 4.00%, 05/01/15	$2,000,000
2,000,000	Romulus Community Schools Refunding GO (Q-SBLF), 5.00%, 05/01/22	2,317,400
325,000	State of Michigan Environmental Program Refunding GO, Series A, 5.00%, 05/01/16	340,235
5,000,000	State of Michigan Trunk Line Refunding Revenue Bonds, 5.00%, 11/15/16	5,340,400
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/21	264,999
4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	5,008,821
2,045,000	Ypsilanti School District Refunding GO (Assured GTY, Q-SBLF), 5.00%, 05/01/16	2,131,504
		30,875,083
Minnesota — 2.2%
1,875,000	Clearbrook-Gonvick Independent School District No 2311 Cash Flow Management GO (School District Credit Program), 1.00%, 09/30/15	1,880,100
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	467,582
1,745,000	New Prague Independent School District No 721 Crossover Refunding GO, (School District Credit Program), 4.00%, 02/01/19	1,919,727
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	6,247,973
1,875,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/21	2,229,956
1,520,000	State of Minnesota Public Improvements COP, 4.50%, 06/01/16	1,587,108
Principal Amount		Value
Minnesota (continued)
$1,000,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/23	$1,210,150
1,395,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/24	1,696,697
2,740,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/25	3,295,343
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	3,468,545
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,185,220
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	1,216,150
2,675,000	Warroad Independent School District No 690 Cash Flow Management GO Notes (School District Credit Program), 1.00%, 09/14/15	2,681,982
		29,086,533
Mississippi — 0.2%
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	2,012,539
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds, 5.00%, 11/01/22	372,236
		2,384,775
Missouri — 1.4%
1,020,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	1,149,724
300,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	338,811
2,500,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation), 5.00%, 12/01/26	2,956,675

78

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
Missouri (continued)
$4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	$4,944,120
500,000	Jackson County Reorganized School District No. 4 Blue Springs Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	549,629
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,546,557
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,362,980
300,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 4.00%, 03/01/17	317,949
1,250,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	1,528,113
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	2,184,408
		18,878,966
Nevada — 0.5%
1,000,000	Clark County School District School Improvements GO, Series C (AGM), 5.00%, 12/15/15(c)	1,029,420
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	3,024,483
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC), 5.00%, 06/01/20	3,120,636
		7,174,539
New Hampshire — 0.2%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds, 5.00%, 09/01/19	2,579,355
Principal Amount		Value
New Jersey — 5.7%
$500,000	Bergen County Improvement Authority Public Improvements Revenue Bonds, Series B (County GTY), 4.00%, 02/15/16	$514,875
240,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/16	253,499
200,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/17	216,557
3,495,000	County of Sussex Public Improvements Refunding GO, 2.00%, 02/15/16	3,544,419
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	269,652
2,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	2,199,280
735,000	Middlesex County Improvement Authority Regional Educational Services Refunding Revenue Bonds, (County GTY), 3.00%, 07/15/16	758,285
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	244,953
5,300,000	New Jersey Building Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/16	5,526,999
1,090,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18(c)	1,213,279
410,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18	442,521

79

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
New Jersey (continued)
$1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/22	$1,663,275
1,355,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series DD-1, 5.00%, 12/15/16	1,431,300
750,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series K, (AMBAC), 5.25%, 12/15/16	773,213
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	5,767,800
11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	12,531,212
505,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Revenue Bonds, 4.00%, 09/01/16	526,074
6,225,000	New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund Revenue Bonds, 5.00%, 06/15/16	6,518,571
855,000	New Jersey Educational Facilities Authority University and College Improvements Revenue Bonds (State Appropriation), 5.00%, 06/01/23	970,211
25,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2012, 5.00%, 09/01/16(c)	26,531
1,160,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2013, 5.00%, 09/01/16	1,230,296
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(c)	15,919
Principal Amount		Value
New Jersey (continued)
$40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(c)	$45,201
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,501,305
9,220,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series C, 5.00%, 01/01/25	11,124,668
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	1,969,599
5,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series AA, (State Aid Appropriation), 5.00%, 06/15/20	6,091,690
500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series B, 5.00%, 06/15/19	549,975
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15	1,415,164
825,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/16	881,018
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19(d)	3,073,538
335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	338,561
770,000	Township of Montgomery Refunding GO, 3.00%, 08/01/15	775,298
		74,404,738

80

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
New Mexico — 0.8%
$4,805,000	City of Albuquerque General Purpose Public Improvements GO, Series A, 5.00%, 07/01/16	$5,062,404
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,042,290
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	265,969
800,000	Santa Fe Public School District School Improvements GO (State Aid Withholding), 4.00%, 08/01/16	835,760
3,000,000	State of New Mexico Severance Tax Permanent Fund Public Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	3,160,710
		10,367,133
New York — 25.1%
10,000,000	City of New York Advance Refunding GO, Series A, 5.00%, 08/01/25	12,069,000
5,000,000	City of New York Public Improvements GO, Series C, Sub-Series C-A, 5.00%, 08/01/17(d)	5,462,650
3,330,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	3,980,216
5,000,000	City of New York Refunding GO, Series B, 5.00%, 08/01/17	5,462,650
1,855,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,167,642
650,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	776,919
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	9,765,274
1,870,000	City of New York Refunding GO, Series E, 5.00%, 08/01/16	1,977,394
4,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/17	4,370,120
Principal Amount		Value
New York (continued)
$10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/17	$10,925,300
9,730,000	City of New York Refunding GO, Series G, 5.00%, 08/01/19	11,162,159
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/21	11,847,700
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	22,112,310
3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	3,552,965
3,500,000	County of Rockland Cash Flow Management GO, 2.00%, 03/16/16	3,539,515
2,047,000	County of Rockland Public Improvements GO, Series C, (AGM), 3.00%, 05/01/15	2,047,000
2,175,000	County of Rockland Public Improvements GO, Series C, (AGM), 3.00%, 05/01/16	2,222,480
445,000	County of Rockland Refunding GO (BAM), 2.00%, 02/15/16	448,680
505,000	County of Rockland Refunding GO (BAM), 2.00%, 02/15/17	511,722
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/18	2,228,100
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	5,879,700
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,284,513
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,266,712
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,844,550

81

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
New York (continued)
$1,250,000	New York City Municipal Water Finance Authority Fiscal 2014 Refunding Revenue Bonds, Series CC-2, 5.00%, 06/15/18	$1,341,400
1,230,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(c)	1,360,269
770,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	849,133
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	19,005,296
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,422,152
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	1,210,100
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,894,965
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	1,057,756
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	1,832,483
1,725,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18	1,915,889
225,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18(c)	249,575
Principal Amount		Value
New York (continued)
$4,700,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.00%, 02/01/17	$5,064,814
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	585,931
2,200,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series A-1, 5.00%, 05/01/22	2,520,958
1,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	1,464,043
3,220,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Series E, (AGM, GO of Corp.) OID, 5.25%, 04/01/16	3,366,735
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	758,547
5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	5,505,144
10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	11,954,400
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	951,228
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(c)	16,940
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	1,917,512

82

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal Amount		Value
New York (continued)
$550,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	$551,947
2,485,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (State Appropriation), 5.00%, 08/15/18	2,797,837
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,368,370
750,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 4.00%, 07/01/16	781,095
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	17,770,500
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	4,996,742
4,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E, 5.00%, 02/15/23	5,464,170
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	1,235,942
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25	9,385,376
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,322,120
2,850,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series G, 5.00%, 03/15/17	3,079,511
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 4.00%, 06/15/16	2,082,940
Principal Amount		Value
New York (continued)
$7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	$7,915,040
200,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 4.00%, 03/15/16	206,551
200,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/16	208,271
1,420,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/17	1,534,353
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,671,084
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,704,550
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,172,308
1,000,000	New York State Thruway Authority Refunding Revenue Bonds, 5.00%, 01/01/25	1,207,530
410,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/16	426,958
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	432,211
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,455,120
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,653,600

83

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal
Amount		Value
New York (continued)
$765,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, (AMBAC), 5.00%, 04/01/19	$780,162
160,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, (AMBAC), 5.00%, 04/01/19(c)	163,138
1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, Series A1, 4.00%, 12/15/16	1,056,920
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,652,399
3,550,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 189, 5.00%, 05/01/23	4,294,826
14,390,000	Sales Tax Asset Receivable Corp. Fiscal 2015 Refunding Revenue Bonds, Series A, 5.00%, 10/15/26	17,589,185
1,345,000	Tobacco Settlement Financing Corp. Asset Backed Refunding Revenue Bonds, Series A, 5.00%, 06/01/15	1,350,422
5,390,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	6,585,772
1,000,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, Series TE, 5.00%, 12/15/18	1,073,120
		329,120,611
North Carolina — 2.7%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	787,957
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,074,298
475,000	Buncombe County Refunding Revenue Bonds, Series A, 5.00%, 06/01/16	498,988
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,540,676
Principal
Amount		Value
North Carolina (continued)
$1,005,000	City of Charlotte Equipment Acquisition Refunding COP, 5.00%, 12/01/16	$1,075,893
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,697,475
245,000	County of Wake Refunding GO, Series D, 4.00%, 02/01/16	251,926
2,840,000	County of Wake School Improvements GO, Series A, 5.00%, 04/01/17	3,080,349
615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	654,840
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	732,476
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	799,139
1,565,000	Johnston County School Improvements GO, (NATL-RE), 5.00%, 02/01/20	1,619,838
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	388,954
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,390,880
2,320,000	State of North Carolina Highway Improvements Revenue Bonds, 5.00%, 03/01/16	2,407,696
10,000,000	State of North Carolina Refunding Revenue Bonds, Series B, 5.00%, 06/01/24	12,263,600
1,595,000	Town of Cary Public Improvements GO, 5.00%, 03/01/17	1,724,721
		34,989,706
Ohio — 3.4%
2,000,000	City of Columbus Refunding GO, Series 5, 5.00%, 08/15/23	2,445,340
1,600,000	Cleveland Department of Public Utilities Division of Water Advance Refunding Revenue Bonds, Series Y, 5.00%, 01/01/26	1,892,656

84

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal
Amount		Value
Ohio (continued)
$1,100,000	County of Cuyahoga Refunding Revenue Bonds, 5.00%, 12/01/22	$1,338,557
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	1,225,000
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,212,590
2,015,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	2,418,645
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds, 5.00%, 12/01/23	1,209,820
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,663,983
5,000,000	Ohio State Water Development Authority Refunding Revenue Bonds, Series B, 5.00%, 06/01/22	6,039,500
400,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 4.00%, 06/01/16	414,819
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 5.00%, 06/01/24	378,143
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,096,340
5,000,000	State of Ohio Highway Improvements GO, Series Q, 5.00%, 05/01/16	5,234,400
8,000,000	State of Ohio Highway Improvements GO, Series R, 4.00%, 05/01/16	8,296,080
1,000,000	State of Ohio Highway Improvements Revenue Bonds, 5.00%, 12/15/24	1,221,950
500,000	State of Ohio Refunding GO, Series B, 4.00%, 08/01/16	522,029
Principal
Amount		Value
Ohio (continued)
$3,875,000	State of Ohio University & College Improvements GO, Series A, 5.00%, 05/01/24	$4,056,660
590,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A (AMBAC), 5.00%, 06/01/15	592,363
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	1,881,635
		44,140,510
Oklahoma — 1.0%
4,400,000	Oklahoma Capital Improvement Authority Refunding Revenue Bonds, Series B, 2.00%, 07/01/16	4,485,712
5,275,000	Tulsa County Independent School District No 3 Broken Arrow Combined Purpose School Improvements GO, 2.00%, 04/01/16	5,359,875
2,680,000	University of Oklahoma Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	2,731,268
		12,576,855
Oregon — 0.6%
575,000	City of Portland Water System Refunding Revenue Bonds, 5.00%, 10/01/16	612,116
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,413,737
815,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	885,970
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	1,941,837

85

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal
Amount		Value
Oregon (continued)
$2,200,000	Yamhill Clackamas & Washington Counties School District No 29J Newberg Refunding GO (NATL-RE, School Board GTY), 5.50%, 06/15/17	$2,415,996
		7,269,656
Puerto Rico — 0.0%
90,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15(c)	90,747
Rhode Island — 0.3%
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A, 5.00%, 05/15/22	3,510,120
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	752,439
		4,262,559
South Carolina — 0.9%
4,530,000	County of Charleston Refunding GO, Series A, 5.00%, 11/01/21	5,457,110
880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	935,466
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,323,892
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,906,851
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	377,903
Principal
Amount		Value
South Carolina (continued)
$680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	$778,709
		11,779,931
Tennessee — 0.1%
1,100,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 11/01/25	1,345,586
Texas — 9.9%
4,220,000	Alamo Community College District Refunding GO, 4.00%, 02/15/17	4,477,969
800,000	Austin Independent School District Refunding GO (PSF-GTD), 5.00%, 08/01/16	845,432
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	432,559
1,435,000	City of Conroe Public Improvements GO, 5.00%, 03/01/25	1,735,087
2,500,000	City of Dallas Refunding GO, 5.00%, 02/15/23	3,041,700
3,000,000	City of Dallas Refunding GO, 5.00%, 02/15/24	3,677,820
1,000,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/25	1,210,890
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/26	1,489,450
1,095,000	City of Friendswood Waterworks & Sewer System Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,135,559
600,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	720,701
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,038,996
330,000	City of Richardson Public Improvements GO, (NATL-RE), 5.25%, 02/15/20	330,855

86

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal
Amount		Value
Texas (continued)
$800,000	City of San Antonio Water System Refunding Revenue Bonds, Series A, 3.00%, 05/15/16	$822,319
1,505,000	City of Southlake Refunding GO, 5.00%, 02/15/16	1,558,096
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	271,404
875,000	County of Bexar Limited Tax Refunding GO, 3.00%, 06/15/16	901,285
1,200,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	1,249,344
580,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	603,850
4,410,000	County of Bexar Refunding GO, 5.00%, 06/15/22	5,315,241
3,000,000	County of Williamson Advance Refunding GO, 5.00%, 02/15/24	3,669,780
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,188,120
1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	1,159,923
3,500,000	Cypress-Fairbanks Independent School District Refunding GO, Series C (PSF-GTD), 5.00%, 02/15/26	4,207,070
4,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-2 (PSF-GTD), 3.00%, 02/15/40(b)	4,185,240
2,000,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	2,430,880
2,000,000	Dallas Independent School District Refunding GO, Series A (PSF-GTD), 5.00%, 08/15/29	2,375,220
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	264,259
7,630,000	Denton Independent School District GO, (PSF-GTD), 2.00%, 08/01/43(b)	7,760,702
Principal
Amount		Value
Texas (continued)
$3,955,000	Dickinson Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/25	$4,809,794
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD), 5.00%, 08/15/25	1,812,885
520,000	Forsan Independent School District Refunding GO (PSF-GTD), 4.00%, 02/15/17	550,831
4,700,000	Fort Worth Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	5,749,322
3,115,000	Frenship Independent School District Refunding GO (PSF-GTD), 5.00%, 02/15/26	3,744,292
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	294,673
3,000,000	Goose Creek Consolidated Independent School District School Improvements GO, Series B, (PSF-GTD), 3.00%, 02/15/35(b)	3,136,680
330,000	Grapevine-Colleyville Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/15(c)	334,481
720,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/16	740,275
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,165,180
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	526,759
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,342,043
135,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	136,859
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	4,711,140

87

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal
Amount		Value
Texas (continued)
$1,135,000	Mesquite Independent School District School Improvements GO, Series A (PSF-GTD), 2.50%, 08/15/15	$1,142,275
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/22	300,118
1,105,000	Pasadena Independent School District GO, (PSF-GTD), 5.00%, 02/15/17	1,190,019
265,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/17(c)	290,830
260,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/18	285,964
1,500,000	Richardson Independent School District School Improvements GO, Series A, (PSF-GTD), 3.00%, 02/15/16	1,532,025
925,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/22	1,109,279
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/23	1,232,456
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/24	1,310,189
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,229,390
1,100,000	San Felipe-Del Rio Consolidated Independent School District Refunding GO, (PSF-GTD), 3.00%, 02/15/16	1,123,485
145,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	158,543
3,040,000	State of Texas Transportation Commission Refunding GO, Series A, 5.00%, 10/01/25	3,716,218
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,503,549
Principal
Amount		Value
Texas (continued)
$1,070,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, 5.00%, 04/01/17	$1,159,495
1,775,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, Series A, 5.00%, 04/01/16	1,851,219
3,150,000	Tomball Independent School District School Improvements GO, Series B-3, (PSF-GTD), 2.00%, 02/15/43(b)	3,203,613
4,850,000	Tyler Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	5,854,290
1,900,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/20	2,212,797
4,730,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/21	5,582,535
2,075,000	University of Texas Financing Systems Refunding Revenue Bonds, Series A, 5.00%, 08/15/17	2,274,760
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	158,488
1,370,000	Wichita Falls Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/25	1,683,004
		130,259,506
Utah — 0.3%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,285,628
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	127,961
1,085,000	Uintah County School District Refunding GO, (School Board GTY), 5.00%, 02/01/24	1,330,438
		3,744,027

88

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal
Amount		Value
Virginia — 2.5%
$155,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	$186,195
1,290,000	City of Roanoke Refunding GO, Series A (State Aid Withholding), 5.00%, 07/15/23	1,574,587
600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	643,415
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,532,318
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Interception), 5.00%, 09/01/21	2,347,800
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	5,953,550
1,500,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 05/15/25	1,825,725
2,640,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 09/15/25	3,145,666
1,440,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 09/15/26	1,702,195
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,942,914
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,438,450
8,010,000	Virginia Public School Authority School Improvements Revenue Bonds, Series II, 5.00%, 04/15/17	8,691,891
Principal
Amount		Value
Virginia (continued)
$1,150,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25	$1,416,651
		33,401,357
Washington — 3.4%
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	108,203
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,791,716
705,000	Energy Northwest Columbia Generating Station Refunding Revenue Bonds, Series S, 5.00%, 07/01/15	710,612
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	855,392
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	748,891
1,035,000	King County Refunding GO, 5.00%, 07/01/25	1,279,736
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,702,095
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY), 5.00%, 12/01/24	1,431,847
1,000,000	Pierce County School District No 403 Bethel Refunding GO, (School Board GTY), 3.00%, 06/01/16	1,028,120
10,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY), 5.00%, 12/01/25	12,199,300
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,463,319
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,085,680
745,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/17	750,661

89

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Principal
Amount		Value
Washington (continued)
$2,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	$2,401,080
9,375,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/16	9,923,813
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/19	3,721,315
1,435,000	Washington Health Care Facilities Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/15/24	1,705,512
		44,907,292
West Virginia — 0.0%
125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	136,638
Wisconsin — 1.1%
1,390,000	City of La Crosse Promissory Notes Public Improvements GO, Series A, 3.00%, 12/01/15	1,412,977
1,925,000	State of Wisconsin Public Improvements GO, Series A, 5.00%, 05/01/16	2,015,244
10,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/16	10,468,800
		13,897,021
Total Municipal Bonds (Cost $1,246,884,660)		1,266,175,914
U.S. GOVERNMENT SECURITIES — 2.4%
U.S. Treasury Notes — 2.4%
31,250,000	0.38%, 10/31/2016	31,208,500
Total U.S. Government Securities (Cost $31,179,139)		31,208,500
Shares		Value
INVESTMENT COMPANY — 1.4%
17,797,600	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	$17,797,600
Total Investment Company (Cost $17,797,600)		17,797,600
TOTAL INVESTMENTS — 100.3% (Cost $1,295,861,399)(a)		$1,315,182,014
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(3,728,537)
NET ASSETS — 100.0%		$1,311,453,477

(a)	Cost for federal income tax purposes is $1,295,940,283 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$21,932,556
Unrealized depreciation	(2,690,825)
Net unrealized appreciation	$19,241,731
(b)	Variable rate security. Rate shown is the rate as of April 30, 2015.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(e)	Rate shown represents current yield at April 30, 2015.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by AMBAC Indemnity Corp.

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

XLCA — XL Capital Insurance

90

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2015 (Unaudited)

Portfolio diversification by State (Unaudited)

Percentage
State	of Net Assets
Alabama	1.5%
Alaska	0.0%
Arizona	1.2%
Arkansas	0.1%
California	4.2%
Colorado	1.0%
Connecticut	2.3%
District Of Columbia	0.5%
Florida	2.9%
Georgia	2.0%
Hawaii	0.7%
Idaho	0.1%
Illinois	1.6%
Indiana	1.8%
Iowa.	0.2%
Kansas	0.5%
Kentucky	1.3%
Louisiana	0.2%
Maine.	0.5%
Maryland	0.4%
Massachusetts	8.8%
Michigan	2.4%
Minnesota	2.2%
Mississippi	0.2%
Missouri	1.4%
Nevada	0.5%
New Hampshire	0.2%
New Jersey	5.7%
New Mexico	0.8%
New York	25.1%
North Carolina	2.7%
Ohio	3.4%
Oklahoma	1.0%
Oregon	0.6%
Puerto Rico	0.0%
Rhode Island	0.3%
South Carolina	0.9%
Tennessee	0.1%
Texas	9.9%
Utah	0.3%
Virginia	2.5%
Washington	3.4%
West Virginia	0.0%
Wisconsin	1.1%
Other*	3.5%
100.0%

*	Includes cash and equivalents, U.S. government securities, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

91

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2015 (Unaudited)

	LARGE CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP FUND
ASSETS:
Investments, at fair value	$1,190,926,607	$13,948,530,804	$5,641,543,286
Foreign currency, at value (Cost $0, $714,301, and $6,882,158, respectively)	—	732,677	7,015,573
Cash	424,356	335	6,135
Due from brokers for collateral	—	25,890,000	13,960,000
Dividends and interest receivable	2,153,522	25,380,256	9,821,153
Receivable for Fund shares sold	1,123,696	6,880,066	2,449,856
Receivable for investments sold	13,016,870	464,135,711	17,462,232
Unrealized appreciation on forward foreign currency exchange contracts	—	—	5,412
Prepaid expenses	29,247	57,156	37,228
Total Assets	1,207,674,298	14,471,607,005	5,692,300,875
LIABILITIES:
Payable for Fund shares redeemed	254,435	3,066,332	3,553,162
Payable for investments purchased	17,015,055	143,391,899	18,101,305
Unrealized depreciation on forward foreign currency exchange contracts	—	31,937,188	17,934,381
Deferred tax liability payable (Note 9)	—	1,052,822	192,327
Accrued expenses and other payables:
Investment advisory	623,302	9,604,608	3,744,652
Administration	60,810	702,670	281,379
Shareholder servicing fee	194,926	2,362,624	937,981
Custody	16,780	331,933	9,682
Legal and Audit	20,547	211,166	118,489
Other	22,642	259,615	182,026
Total Liabilities	18,208,497	192,920,857	45,055,384
NET ASSETS	$1,189,465,801	$14,278,686,148	$5,647,245,491
NET ASSETS consist of:
Capital paid-in	$1,005,482,287	$11,739,200,803	$3,798,608,710
Accumulated undistributed (distributions in excess of) net investment income	3,378,381	57,088,732	(18,138,240)
Accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions	18,568,994	418,214,104	597,591,054
Net unrealized appreciation on investments and foreign currency transactions	162,036,139	2,064,182,509	1,269,183,967
NET ASSETS	$1,189,465,801	$14,278,686,148	$5,647,245,491
Net Asset Value, maximum offering price and redemption price per share	$14.95	$13.40	$17.07
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	79,538,763	1,065,751,859	330,835,211
INVESTMENTS, AT COST	$1,028,894,028	$11,850,586,403	$4,354,314,774

See Notes to Financial Statements.

92

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2015 (Unaudited)

STRATEGIC
OPPORTUNITIES
FUND
ASSETS:
Investments, at fair value	$7,058,201,482
Foreign currency, at value (Cost $1,997,685)	2,031,305
Cash	79,077
Segregated cash for futures contracts (Note 6)	4,796,993
Segregated cash for options written	9,934,973
Due from brokers for collateral	3,535,000
Structured option contracts, at value (premium received $170,627)	215,133,791
Dividends and interest receivable	12,437,484
Receivable for Fund shares sold	5,387,264
Receivable for investments sold	98,544,258
Unrealized appreciation on swap contracts	12,875,706
Unrealized appreciation on forward foreign currency exchange contracts	25,942,986
Prepaid expenses	32,150
Total Assets	7,448,932,469
LIABILITIES:
Payable to brokers for collateral	161,150,000
Written option contracts, at value (premium received $4,585,266)	7,760,460
Structured option contracts, at value (premium received $1,695,568)	24,078,966
Payable for Fund shares redeemed	605,524
Payable for investments purchased	124,973,055
Unrealized depreciation on swap contracts	12,802,983
Unrealized depreciation on forward foreign currency exchange contracts	12,580,665
Variation margin	39,981
Deferred tax liability payable (Note 9)	127,834
Accrued expenses and other payables:
Investment advisory	5,319,378
Administration	342,317
Shareholder servicing fee	1,158,991
Custody	14,346
Legal and Audit	56,838
Other	135,209
Total Liabilities	351,146,547
NET ASSETS	$7,097,785,922
NET ASSETS consist of:
Capital paid-in	$6,622,149,744
Accumulated undistributed net investment income	10,274,516
Accumulated undistributed net realized gain on investments, securities sold short, futures contracts, swap contracts, written options and foreign currency transactions	160,306,042
Net unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions	305,055,620
NET ASSETS	$7,097,785,922
Net Asset Value, maximum offering price and redemption price per share	$7.91
Number of shares authorized	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	897,071,520
INVESTMENTS, AT COST	$6,956,352,183

See Notes to Financial Statements.

93

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2015 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value	$590,691,527	$1,315,182,014
Cash	7,922	3
Dividends and interest receivable	3,064,048	14,290,597
Receivable for Fund shares sold	305,847	1,529,996
Prepaid expenses	23,272	37,210
Total Assets	594,092,616	1,331,039,820
LIABILITIES:
Payable for Fund shares redeemed	507,134	1,089,900
Payable for investments purchased	3,089,034	17,801,300
Accrued expenses and other payables:
Investment advisory	214,412	439,176
Administration	32,451	67,156
Shareholder servicing fee	48,466	107,866
Custody	7,270	16,180
Legal and Audit	15,159	26,168
Other	19,957	38,597
Total Liabilities	3,933,883	19,586,343
NET ASSETS	$590,158,733	$1,311,453,477
NET ASSETS consist of:
Capital paid-in	$590,074,148	$1,288,954,680
Accumulated undistributed (distributions in excess of) net investment income	(240,103)	1,420,403
Accumulated undistributed net realized gain/(loss) on investments	(5,972,263)	1,757,779
Net unrealized appreciation on investments	6,296,951	19,320,615
NET ASSETS	$590,158,733	$1,311,453,477
Net Asset Value, maximum offering price and redemption price per share	$11.27	$11.94
Number of shares authorized	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	52,364,544	109,824,004
INVESTMENTS, AT COST	$584,394,576	$1,295,861,399

See Notes to Financial Statements.

94

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2015 (Unaudited)

	LARGE CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP FUND
INVESTMENT INCOME:
Interest	$2,686	$35,875	$13,199
Dividends	10,775,830	151,557,390	45,897,305
Foreign tax withheld	(307,415)	(6,074,134)	(1,904,982)
Total investment income	10,471,101	145,519,131	44,005,522
EXPENSES:
Investment advisory fees	3,655,353	54,207,776	25,079,249
Shareholder servicing fees	1,094,451	13,319,495	5,901,000
Administration and Accounting fees	255,127	2,984,798	1,329,032
Custodian fees	363,293	1,943,910	960,824
Directors fees and expenses	16,832	204,585	99,302
Insurance premiums	11,409	36,931	23,248
Interest expense	—	—	3,433
Legal and Audit fees	28,201	319,058	167,437
Printing and postage fees	4,748	58,108	27,715
Registration fees	19,616	99,403	22,579
Transfer agent fees	59,893	656,296	320,699
Miscellaneous expenses	8,234	42,583	232,770
Total expenses	5,517,157	73,872,943	34,167,288
Expenses waived by Adviser (Note 7)	(48,291)	—	(1,413,306)
Net expenses	5,468,866	73,872,943	32,753,982
NET INVESTMENT INCOME	5,002,235	71,646,188	11,251,540
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	18,622,648	358,811,577	571,574,007
Foreign capital gains tax	—	—	(85,711)
Foreign currency transactions	(39,635)	71,451,272	31,133,171
Net change in unrealized appreciation/(depreciation) on:
Investments	37,429,709	182,241,351	(295,108,515)
Foreign currency transactions	(3,838)	(32,150,583)	(17,746,326)
Foreign deferred taxes on unrealized appreciation	—	4,272,628	392,607
Net realized and change in unrealized gain on investments, foreign currency transactions, net of foriegn deferred taxes	56,008,884	584,626,245	290,159,233
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,011,119	$656,272,433	$301,410,773

See Notes to Financial Statements.

95

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2015 (Unaudited)

STRATEGIC OPPORTUNITIES FUND
INVESTMENT INCOME:
Interest	$43,223,254
Dividends	39,142,533
Foreign tax withheld	(409,204)
Total investment income	81,956,583
EXPENSES:
Investment advisory fees	30,762,583
Shareholder servicing fees	5,966,558
Administration and Accounting fees	1,343,968
Custodian fees	264,039
Directors fees and expenses	90,811
Insurance premiums	21,767
Interest expense	27,821
Legal and Audit fees	303,417
Printing and postage fees	25,766
Registration fees	22,352
Transfer agent fees	294,312
Miscellaneous expenses	170,039
Total expenses	39,293,433
Expenses waived by Adviser (Note 7)	(3,466,266)
Net expenses	35,827,167
NET INVESTMENT INCOME	46,129,416
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	182,496,293
Futures contracts	(7,573,224)
Swap agreements	1,800,481
Written options and structured options	(5,419,129)
Foreign currency transactions	(9,621,503)
Net change in unrealized appreciation/(depreciation) on:
Investments	(34,875,335)
Futures contracts	2,444,787
Swap agreements	4,571,513
Written options and structured options	73,032,999
Foreign currency transactions	7,675,320
Foreign deferred taxes on unrealized appreciation	1,928
Net realized and change in unrealized gain on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions, net of foreign deferred taxes	214,534,130
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$260,663,546

See Notes to Financial Statements.

96

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2015 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$4,410,828	$11,871,297
Dividends	142	1,084
Total investment income	4,410,970	11,872,381
EXPENSES:
Investment advisory fees	1,288,492	2,646,801
Shareholder servicing fees	582,260	1,299,934
Administration and Accounting fees	141,540	300,716
Custodian fees	43,670	97,495
Directors fees and expenses	9,462	21,600
Insurance premiums	10,442	12,203
Legal and Audit fees	18,094	34,986
Printing and postage fees	2,706	6,052
Registration fees	15,381	20,226
Transfer agent fees	36,845	72,890
Miscellaneous expenses	13,744	36,919
Total expenses	2,162,636	4,549,822
Expenses waived by Shareholder Servicing Agent (Note 7)	(291,130)	(649,967)
Net expenses	1,871,506	3,899,855
NET INVESTMENT INCOME	2,539,464	7,972,526
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on:
Investments	1,105,020	1,837,653
Net change in unrealized appreciation (depreciation) on:
Investments	2,424,963	(4,977,037)
Net realized and change in unrealized gain (loss) on investments	3,529,983	(3,139,384)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,069,447	$4,833,142

See Notes to Financial Statements.

97

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	LARGE CAP CORE FUND
	FOR THE PERIOD ENDED APRIL 30, 2015	FOR THE YEAR ENDED OCTOBER 31, 2014
	(Unaudited)
FROM OPERATIONS:
Net investment income	$5,002,235	$13,642,821
Net realized gain/(loss) on investments and foreign currency transactions	18,583,013	46,740,778
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	37,425,871	22,996,640
Net increase in net assets resulting from operations	61,011,119	83,380,239
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,732,039)	(12,895,279)
Capital gains	(44,983,869)	—
Net decrease in net assets from distributions	(58,715,908)	(12,895,279)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	181,779,866	206,307,392
Reinvestment of distributions	28,093,739	2,896,311
Value of capital stock redeemed	(52,076,260)	(86,173,315)
Net increase (decrease) in net assets resulting from capital stock transactions	157,797,345	123,030,388
Net increase (decrease) in net assets	160,092,556	193,515,348
NET ASSETS:
Beginning of period	1,029,373,245	835,857,897
End of period	$1,189,465,801	$1,029,373,245
Undistributed (distributions in excess of) net investment income	$3,378,381	$12,108,185
CAPITAL SHARE TRANSACTIONS:
Shares sold	12,467,401	14,328,803
Shares issued as reinvestment of distributions	2,032,832	211,564
Shares redeemed	(3,579,864)	(5,980,788)
Net increase (decrease) in shares outstanding	10,920,369	8,559,579

See Notes to Financial Statements.

98

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

LARGE CAP STRATEGIES FUND		SMALL & MID CAP FUND
FOR THE PERIOD ENDED APRIL 30, 2015	FOR THE YEAR ENDED OCTOBER 31, 2014	FOR THE PERIOD ENDED APRIL 30, 2015	FOR THE YEAR ENDED OCTOBER 31, 2014
(Unaudited)		(Unaudited)

$71,646,188	$92,557,772	$11,251,540	$44,866,588
430,262,849	409,236,798	602,621,467	445,518,876

154,363,396	565,026,772	(312,462,234)	(119,121,973)
656,272,433	1,066,821,342	301,410,773	371,263,491

(92,723,523)	(66,469,461)	(48,279,762)	(51,208,459)
(324,269,763)	—	(294,258,106)	(390,542,843)

(416,993,286)	(66,469,461)	(342,537,868)	(441,751,302)

1,829,820,741	2,680,761,383	351,103,403	811,371,998
187,760,218	11,583,648	155,990,595	209,463,388
(602,760,004)	(632,528,794)	(1,204,504,340)	(1,189,215,486)

1,414,820,955	2,059,816,237	(697,410,342)	(168,380,100)
1,654,100,102	3,060,168,118	(738,537,437)	(238,867,911)

12,624,586,046	9,564,417,928	6,385,782,928	6,624,650,839
$14,278,686,148	$12,624,586,046	$5,647,245,491	$6,385,782,928
$57,088,732	$78,166,067	$(18,138,240)	$18,889,982

140,013,860	213,802,955	21,222,775	47,378,626
15,032,844	964,500	9,593,517	12,297,298
(45,410,673)	(49,757,017)	(73,564,990)	(69,106,376)
109,636,031	165,010,438	(42,748,698)	(9,430,452)

See Notes to Financial Statements.

99

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	STRATEGIC OPPORTUNITIES FUND
	FOR THE PERIOD ENDED APRIL 30, 2015	FOR THE YEAR ENDED OCTOBER 31, 2014
	(Unaudited)
FROM OPERATIONS:
Net investment income	$46,129,416	$63,288,569
Net realized gain on investments, securities sold short, swap agreements, futures contracts, written options, foreign capital gains tax and foreign currency transactions	161,682,918	338,284,530
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, futures contracts, written options, swap agreements, foreign currency transactions, net of foreign deferred taxes	52,851,212	(86,962,867)
Net increase in net assets resulting from operations	260,663,546	314,610,232
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(117,060,603)	(186,482,006)
Capital gains	(301,239,367)	(153,964,137)
Net decrease in net assets from distributions	(418,299,970)	(340,446,143)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	1,850,660,646	630,194,849
Reinvestment of distributions	145,499,270	102,748,773
Value of capital stock redeemed	(339,289,608)	(846,246,562)
Net increase/(decrease) in net assets resulting from capital stock transactions	1,656,870,308	(113,302,940)
Net increase/(decrease) in net assets	1,499,233,884	(139,138,851)
NET ASSETS:
Beginning of period	5,598,552,038	5,737,690,889
End of period	$7,097,785,922	$5,598,552,038
Undistributed (distributions in excess of) net investment income	$10,274,516	$81,205,703
CAPITAL SHARE TRANSACTIONS:
Shares sold	238,621,780	78,391,251
Shares issued as reinvestment of distributions	19,094,392	13,105,711
Shares redeemed	(43,126,138)	(105,589,503)
Net increase/(decrease) in shares outstanding	214,590,034	(14,092,541)

See Notes to Financial Statements.

100

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

FIXED INCOME FUND		MUNICIPAL BOND FUND
FOR THE PERIOD ENDED APRIL 30, 2015	FOR THE YEAR ENDED OCTOBER 31, 2014	FOR THE PERIOD ENDED APRIL 30, 2015	FOR THE YEAR ENDED OCTOBER 31, 2014
(Unaudited)		(Unaudited)

$2,539,464	$5,104,101	$7,972,526	$15,474,016
1,105,020	1,371,527	1,837,653	5,448,105
2,424,963	(967,011)	(4,977,037)	4,548,828
6,069,447	5,508,617	4,833,142	25,470,949

(3,467,966)	(9,650,970)	(7,874,265)	(15,616,330)
—	(1,052,799)	(5,448,869)	(3,570,042)
(3,467,966)	(10,703,769)	(13,323,134)	(19,186,372)

115,729,205	134,848,809	201,695,831	337,937,951
1,341,485	3,689,599	3,795,994	4,017,421
(93,229,843)	(103,070,727)	(211,657,767)	(266,823,072)
23,840,847	35,467,681	(6,165,942)	75,132,300
26,442,328	30,272,529	(14,655,934)	81,416,877

563,716,405	533,443,876	1,326,109,411	1,244,692,534
$590,158,733	$563,716,405	$1,311,453,477	$1,326,109,411
$(240,103)	$688,399	$1,420,403	$1,322,142

10,285,926	12,002,312	16,808,296	28,291,690
119,725	328,960	317,565	337,895
(8,276,051)	(9,157,280)	(17,615,927)	(22,385,830)
2,129,600	3,173,992	(490,066)	6,243,755

See Notes to Financial Statements.

101

Old Westbury Funds, Inc.
Large Cap Core Fund
Financial Highlights

     For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2015	YEAR ENDED OCTOBER 31,
	(Unaudited)	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.00	$13.92	$11.53	$11.13	$11.48	$10.67

Investment operations:
Net investment income	0.07 [a]	0.21 [a]	0.24 [a]	0.19 [a]	0.06 [a]	0.05 [a]
Net realized and unrealized gains/(losses) on investments	0.70	1.08	2.38	0.25	(0.35)	0.79
Total from investment operations	0.77	1.29	2.62	0.44	(0.29)	0.84

Distributions:
Net investment income	(0.19)	(0.21)	(0.23)	(0.04)	(0.06)	(0.03)
Net realized gains	(0.63)	—	—	—	—	—
Total distributions	(0.82)	(0.21)	(0.23)	(0.04)	(0.06)	(0.03)
Net asset value, end of period	$14.95	$15.00	$13.92	$11.53	$11.13	$11.48
Total return	5.6%[b]	9.4%	23.1%	3.9%	(2.6)%	7.9%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,189,466	$1,029,373	$835,858	$569,710	$511,286	$533,919
Ratio of expenses to average net assets before expense waivers	1.01%[c]	1.04%	1.06%	1.07%	1.00%[d]	1.01%
Ratio of expenses to average net assets after expense waivers	1.00%[c]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.91%[c]	1.46%	1.91%	1.69%	0.46%	0.41%
Portfolio turnover rate	18%[b]	43%	63%	86%	72%	64%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

102

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

     For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2015	YEAR ENDED OCTOBER 31,
	(Unaudited)	2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.20	$12.09	$9.69	$9.12	$10.11	$8.95

Investment operations:
Net investment income	0.07 [a]	0.10 [a]	0.11 [a]	0.09 [a]	0.13 [a]	0.09 [a]
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	0.57	1.09	2.36	0.63	(1.04)	1.20
Total from investment operations	0.64	1.19	2.47	0.72	(0.91)	1.29

Distributions:
Net investment income	(0.10)	(0.08)	(0.07)	(0.15)	(0.08)	(0.13)
Net realized gains	(0.34)	—	—	—	—	—
Total distributions	(0.44)	(0.08)	(0.07)	(0.15)	(0.08)	(0.13)
Net asset value, end of period	$13.40	$13.20	$12.09	$9.69	$9.12	$10.11
Total return	5.1%[b]	9.9%	25.7%	8.0%	(9.1)%	14.6%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$14,278,686	$12,624,586	$9,564,418	$4,145,804	$2,444,714	$2,598,797
Ratio of expenses to average net assets before expense waivers	1.11%[c,d]	1.12%[d]	1.15%[d]	1.18%	1.08%	1.09%
Ratio of expenses to average net assets after expense waivers	1.11%[c]	1.12%	1.15%	1.15%	1.05%	1.05%
Ratio of net investment income to average net assets	1.08%[c]	0.82%	1.00%	0.93%	1.29%	1.02%
Portfolio turnover rate	25%[b]	51%	42%	55%	158%[e]	64%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	There were no voluntary fee reductions during the period.
[e]	The significant increase in rate is due to repositioning in October 2011 to reflect change in investment strategy.

See Notes to Financial Statements.

103

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Financial Highlights

     For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2015	YEAR ENDED OCTOBER 31,
	(Unaudited)	2014	2013	2012	2011	2010
Net asset value, beginning of period	$17.09	$17.30	$14.64	$14.34	$14.78	$12.05

Investment operations:
Net investment income	0.03 [a]	0.12 [a]	0.12 [a]	0.11 [a]	0.09 [a]	0.04 [a]
Net realized and unrealized gains on investments, foreign currency transactions and deferred taxes	0.87	0.83	3.61	0.95	0.14	2.79
Total from investment operations	0.90	0.95	3.73	1.06	0.23	2.83

Distributions:
Net investment income	(0.13)	(0.13)	(0.16)	(0.10)	(0.08)	(0.10)
Net realized gains	(0.79)	(1.03)	(0.91)	(0.66)	(0.59)	—
Total distributions	(0.92)	(1.16)	(1.07)	(0.76)	(0.67)	(0.10)
Net asset value, end of period	$17.07	$17.09	$17.30	$14.64	$14.34	$14.78
Total return	5.6%[b]	5.7%	26.8%	8.0%	1.3%	23.7%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$5,647,245	$6,385,783	$6,624,651	$4,876,907	$4,737,627	$4,147,915
Ratio of expenses to average net assets before expense waivers	1.16%[c,d]	1.15%[d]	1.16%[d]	1.17%[d]	1.18%[d]	1.14%[d]
Ratio of expenses to average net assets after expense waivers	1.11%[c]	1.11%	1.11%	1.11%	1.11%	1.11%
Ratio of net investment income to average net assets	0.38%[c]	0.67%	0.73%	0.78%	0.62%	0.34%
Portfolio turnover rate	30%[b]	38%	31%	28%	37%	39%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

See Notes to Financial Statements.

104

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Financial Highlights

      For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2015	YEAR ENDED OCTOBER 31,
	(Unaudited)	2014	2013	2012	2011	2010
Net asset value, beginning of period	$8.20	$8.24	$7.51	$7.23	$7.99	$6.98

Investment operations:
Net investment income	0.06 [a]	0.09 [a]	0.15 [a]	0.22 [a]	0.32 [a]	0.40 [a]
Net realized and unrealized gains/(losses) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	0.27	0.36	0.76	0.41	(0.48)	0.78
Total from investment operations	0.33	0.45	0.91	0.63	(0.16)	1.18

Distributions:
Net investment income	(0.17)	(0.27)	(0.18)	(0.35)	(0.60)	(0.17)
Net realized gains.	(0.45)	(0.22)	—	—	—	—
Total distributions.	(0.62)	(0.49)	(0.18)	(0.35)	(0.60)	(0.17)
Net asset value, end of period	$7.91	$8.20	$8.24	$7.51	$7.23	$7.99
Total return	4.2%[b]	5.9%	12.3%	9.4%	(2.4)%	17.2%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$7,097,786	$5,598,552	$5,737,691	$7,023,142	$4,383,994	$4,033,365
Ratio of expenses to average net assets before expense waivers.	1.32%[c,d]	1.32%[d]	1.32%[d]	1.35%[d]	1.36%[d]	1.30%[d]
Ratio of expenses to average net assets after expense waivers.	1.20%[c]	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	1.55%[c]	1.14%	1.97%	3.09%	4.07%	5.46%
Portfolio turnover rate	30%[b]	82%	61%	122%	84%	62%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

See Notes to Financial Statements.

105

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2015	YEAR ENDED OCTOBER 31,
	(Unaudited)	2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.22	$11.34	$11.66	$11.80	$11.94	$11.77

Investment operations:
Net investment income	0.05 [a]	0.11 [a]	0.14 [a]	0.20 [a]	0.27 [a]	0.31 [a]
Net realized and unrealized gains/(losses) on investments	0.07	(0.01)	(0.18)	0.20	(0.06)	0.45
Total from investment operations	0.12	0.10	(0.04)	0.40	0.21	0.76

Distributions:
Net investment income	(0.07)	(0.20)	(0.22)	(0.28)	(0.32)	(0.48)
Net realized gains	—	(0.02)	(0.06)	(0.26)	(0.03)	(0.11)
Total distributions	(0.07)	(0.22)	(0.28)	(0.54)	(0.35)	(0.59)
Net asset value, end of period	$11.27	$11.22	$11.34	$11.66	$11.80	$11.94
Total return	1.0%[b]	0.9%	(0.3)%	3.5%	1.9%	6.7%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$590,159	$563,716	$533,444	$491,311	$457,065	$427,445
Ratio of expenses to average net assets before expense waivers	0.74%[c]	0.75%	0.75%	0.76%	0.76%	0.78%
Ratio of expenses to average net assets after expense waivers	0.64%[c]	0.65%	0.65%	0.66%	0.66%	0.68%
Ratio of net investment income to average net assets	0.87%[c]	0.94%	1.26%	1.69%	2.29%	2.63%
Portfolio turnover rate	45%[b]	65%	78%	64%	76%	26%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.

See Notes to Financial Statements.

106

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2015	YEAR ENDED OCTOBER 31,
	(Unaudited)	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.02	$11.96	$12.33	$11.96	$12.19	$11.76

Investment operations:
Net investment income	0.07 [a]	0.14 [a]	0.17 [a]	0.19 [a]	0.21 [a]	0.37 [a]
Net realized and unrealized gains/(losses) on investments	(0.03)	0.10	(0.25)	0.40	(0.16)	0.49
Total from investment operations	0.04	0.24	(0.08)	0.59	0.05	0.86

Distributions:
Net investment income	(0.07)	(0.15)	(0.17)	(0.19)	(0.22)	(0.43)
Net realized gains	(0.05)	(0.03)	(0.12)	(0.03)	(0.06)	—
Total distributions	(0.12)	(0.18)	(0.29)	(0.22)	(0.28)	(0.43)
Net asset value, end of period	$11.94	$12.02	$11.96	$12.33	$11.96	$12.19
Total return	0.3%[b]	2.0%	(0.7)%	5.0%	0.5%	7.4%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,311,453	$1,326,109	$1,244,693	$1,098,750	$936,056	$787,486
Ratio of expenses to average net assets before expense waivers	0.70%[c]	0.70%	0.71%	0.73%	0.73%	0.76%
Ratio of expenses to average net assets after expense waivers	0.60%[c]	0.60%	0.61%	0.63%	0.63%	0.66%
Ratio of net investment income to average net assets	1.23%[c]	1.20%	1.38%	1.55%	1.79%	3.09%
Portfolio turnover rate	20%[b]	55%	51%	34%	64%	20%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.

See Notes to Financial Statements.

107

Old Westbury Funds, Inc.
Notes To Financial Statements
April 30, 2015 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Restatement, as amended, permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At April 30, 2015, the Corporation consisted of six separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Core Fund (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Fund (“Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appre-ciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Strategic Opportunities Fund:

The consolidated financial statements of the Strategic Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Strategic Opportunities Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on March 17, 2015. The Strategic Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM”)(“Adviser”), a commodity pool operator registered with the CFTC effective March 17, 2015. The Strategic Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Strategic Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Strategic Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Strategic Opportunities Fund. The portion of the Strategic Opportunities Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Strategic Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of April 30, 2015, there were no net assets in the Subsidiary.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

108

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange (e.g., exchange traded funds) will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost provided that such value remains consistent with the instruments’s fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls will be valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including real assets and derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value

109

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

of a security or investment, but, rather, several factors are considered including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by BIM. Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The Large Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 14 days during the period ended April 30, 2015. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of April 30, 2015, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended April 30, 2015.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed inappropriate. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

110

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the six months ended April 30, 2015, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments, securities sold short, swap agreements, futures contracts and written options in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

F. Collectibles. The Strategic Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as

111

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Strategic Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of April 30, 2015, the Strategic Opportunities Fund held no collectibles.

G. Commodities. In order to gain exposure to the commodities markets, the Strategic Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Strategic Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

H. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Strategic Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way

112

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

K. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

M. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund and Municipal Bond Fund and at least annually for the Large Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Fund and Strategic Opportunities Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

N. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). The Board of Governors of the Federal Reserve System has recently ended this quantitative easing and, to the extent it raises the federal funds rate, there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Funds’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthi-ness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

113

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

•     Level 1 - quoted prices in active markets for identical securities.

•     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•     Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2015 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Investments in Securities Assets:
Large Cap Core Fund
Equity Securities(b)	$1,127,424,274(a	)	$—		$—	$1,127,424,274
Investment Company	25,063,199		—		—	25,063,199
U.S. Government Agencies	—		38,439,134		—	38,439,134
Total	$1,152,487,473		$38,439,134		$—	$1,190,926,607

Large Cap Strategies Fund
Equity Securities:(b)	$12,457,564,085(a	)	$90,983,519(e	)	$—	$12,548,547,604
Exchange Traded Funds	1,224,628,540(a	)	—		—	1,224,628,540
U.S. Government Agencies	—		61,877,560		—	61,877,560
Investment Company	113,477,100		—		—	113,477,100
Other Financial Instruments - Liabilities*
Foreign currency exchange contracts	—		(31,937,188)		—	(31,937,188)
Total	$13,795,669,725		$120,923,891		$—	$13,916,593,616

Small & Mid Cap Fund
Equity Securities:(b)
Australia	$87,794,513		$398,637		$39,508	$88,232,658
Austria	13,270,335		—		—	13,270,335
Bahamas	86,014		—		—	86,014
Belgium	24,590,590		—		—	24,590,590
Bermuda	50,980,195		2,229,968		—	53,210,163
Brazil	40,584,325		—		—	40,584,325
Cambodia	300,035		—		—	300,035
Canada	103,436,826		28		—	103,436,854
Cayman Islands	30,286		—		—	30,286
Chile	2,642,901		—		—	2,642,901
China	69,598,824		—		855,746	70,454,570
Columbia	870,462		—		—	870,462
Cyprus	396,190		—		—	396,190
Denmark	33,675,541		—		—	33,675,541
Faeroe Islands	175,879		—		—	175,879
Finland	25,871,546		—		4,163	25,875,709
France	144,611,713		—		30,854	144,642,567
Gabon	248,114		—		—	248,114
Georgia	120,860		—		—	120,860
Germany	160,677,040		—		—	160,677,040
Gibraltar	145,705		—		—	145,705
114

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Greece	$1,490,302	$—	$—	$1,490,302
Guernsey	18,545	—	—	18,545
Hong Kong	73,132,981	17,896	373,422	73,524,299
Hungary	94,814	—	—	94,814
India	75,180,690	—	377,802	75,558,492
Indonesia	25,117,866	—	81,625	25,199,491
Ireland	40,645,271	—	—	40,645,271
Isle of Man	10,651	—	—	10,651
Israel	113,582,846	—	—	113,582,846
Italy	42,970,404	—	—	42,970,404
Japan	334,311,976	—	—	334,311,976
Jersey Channel Islands	1,473,096	—	—	1,473,096
Luxembourg	10,577,332	—	—	10,577,332
Macau	47,037	—	—	47,037
Malaysia	31,204,556	—	—	31,204,556
Malta	478,866	—	—	478,866
Mexico	24,926,068	472,076	20	25,398,164
Netherlands	42,144,630	—	—	42,144,630
New Zealand	24,275,859	—	79,303	24,355,162
Norway	4,766,505	—	—	4,766,505
Peru	3,341,454	—	—	3,341,454
Philippines	12,172,202	—	—	12,172,202
Poland	5,755,068	—	—	5,755,068
Portugal	4,501,179	—	—	4,501,179
Qatar	784,946	—	—	784,946
Singapore	78,505,181	—	—	78,505,181
South Africa	35,299,380	—	1,071	35,300,451
South Korea	59,699,868	—	121,494	59,821,362
Spain	42,050,605	806	—	42,051,411
Sweden	41,130,047	—	—	41,130,047
Switzerland	76,528,299	—	—	76,528,299
Taiwan	47,659,381	—	2,002	47,661,383
Thailand	33,014	15,370,721	—	15,403,735
Turkey	4,058,706	—	—	4,058,706
Ukraine	114,119	—	—	114,119
United Arab Emirates	4,837,748	—	—	4,837,748
United Kingdom	340,968,040	2,423	—	340,970,463
United States	2,658,538,177	—	—	2,658,538,177
Total Equities	$5,022,535,603	$18,492,555	$1,967,010	$5,042,995,168
Exchange Traded Funds	452,858,293	—	—	452,858,293
Investment Company	18,539,200	—	—	18,539,200
Rights/Warrants
Australia	356	—	—	356
Belguim	4,148	—	—	4,148
Brazil	9,847	—	—	9,847
Canada	984	—	—	984
Hong Kong	6,756	69,229	—	75,985
Malaysia	104,626	—	—	104,626
South Africa	297	—	—	297
South Korea	—	3,051	—	3,051
Spain	4,081	—	—	4,081
115

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Thailand	$1,563	$—	$—	$1,563
Total Rights/Warrants	$132,658	$72,280	$—	$204,938
U.S. Government Agencies	—	83,698,572	—	83,698,572
Cash Sweep	43,247,115	—	—	43,247,115
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	5,412	—	5,412
Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—	(17,934,381)	—	(17,934,381)
Total	$5,537,312,869	$84,334,438	$1,967,010	$5,623,614,317

Strategic Opportunities Fund
Equity Securities:(b)
Australia	$9,073,255	$—	$—	$9,073,255
Austria	1,707,084	—	—	1,707,084
Belgium	3,075,385	—	—	3,075,385
Bermuda	23,123,176	—	—	23,123,176
Brazil	1,915,209	—	—	1,915,209
Canada.	7,676,479	—	—	7,676,479
China	14,979,281	—	—	14,979,281
Denmark	2,531,596	—	—	2,531,596
Finland	4,397,409	—	—	4,397,409
France	6,458,035	—	—	6,458,035
Germany	10,157,667	—	—	10,157,667
Greece	722,407	—	—	722,407
Guernsey	7,469,034	—	—	7,469,034
Hong Kong	49,617,121	—	—	49,617,121
India	1,046,280	—	—	1,046,280
Indonesia	588,952	—	—	588,952
Ireland	4,158,209	—	—	4,158,209
Italy	6,237,180	—	—	6,237,180
Japan	95,071,071	—	—	95,071,071
Jersey Channel Islands	1,969,751	—	—	1,969,751
Malaysia	964,066	—	—	964,066
Netherlands	8,634,500	—	—	8,634,500
New Zealand	516,372	—	—	516,372
Norway	4,094,451	—	—	4,094,451
Pakistan	7,368,111	—	—	7,368,111
Poland	355,328	—	—	355,328
Singapore	37,264,728	—	—	37,264,728
South Africa	4,677,868	—	—	4,677,868
South Korea	20,436,728	—	—	20,436,728
Sweden	4,392,526	—	—	4,392,526
Switzerland	21,635,141	—	—	21,635,141
Taiwan	20,203,598	—	—	20,203,598
Thailand	—	662,943	—	662,943
Turkey	970,857	—	—	970,857
United Kingdom	14,418,670	—	—	14,418,670
United States	630,231,165	—	258,750	630,489,915
Total Equities	$1,028,138,690	$662,943	$258,750	$1,029,060,383
116

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)		Total
Closed-End Funds	$415,477,062(a	)	$—		$—		$415,477,062
Exchange Traded Funds	105,624,051(a	)	—		—		105,624,051
Preferred Stock	8,453,285(a	)	—		—		8,453,285
Rights/Warrants	—		591,377(a	)	—		591,377
Corporate Bonds	—		473,614,019(a	)	3,391,195(c	)	477,005,214
Government Bonds	—		245,758,919(a	)	—		245,758,919
Asset-Backed Securities	—		518,851,429(a	)	—		518,851,429
Non-Agency Mortgage-Backed Securities	—		743,728,876(a	)	—		743,728,876
U.S. Government Agencies	—		3,421,008,164		—		3,421,008,164
Cash Sweep	86,113,169		—		—		86,113,169
Other financial instruments - Assets*:
Equity contracts	6,941,640		189,169,596		—		196,111,236
Interest rate contracts	766,246		—		—		766,246
Foreign exchange currency contracts	—		64,806,194		—		64,806,194

Other financial instruments - Liabilities*:
Equity contracts	(7,760,460)		(22,349,469)		—		(30,109,929)
Interest rate contracts	(444,242)		(4,037,870)		—		(4,482,112)
Foreign exchange currency contracts	—		(23,075,275)		—		(23,075,275)
Total	$1,643,309,441		$5,608,728,903		$3,649,945		$7,255,688,289
Fixed Income Fund
Corporate Bonds	$—		$234,936,424(a	)	$—		$234,936,424
Asset-Backed Securities	—		49,044,488(a	)	—		49,044,488
Municipal Bonds	—		27,481,059(a	)	—		27,481,059
Collateralized Mortgage Obligations	—		2,473,515(a	)			2,473,515
U.S. Government Agencies	—		37,292,891		—		37,292,891
U.S. Government Securities	—		233,526,524		—		233,526,524
Government Bonds	—		2,965,026(a	)	—		2,965,026
Investment Company	2,971,600		—		—		2,971,600
Total	$2,971,600		$587,719,927		$—		$590,691,527
Municipal Bond Fund
Municipal Bonds	$—		$1,266,175,914(a	)	$—		$1,266,175,914
U.S. Government Securities	—		31,208,500		—		31,208,500
Investment Company	17,797,600		—		—		17,797,600
Total	$17,797,600		$1,297,384,414		$—		$1,315,182,014

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At April 30, 2015, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A) and no transfers between levels occurred for the Funds for this reason. Certain investments for reasons other than exceeding the predetermined level for the Small & Mid Cap Fund were transferred into Level 2 from Level 1 in the amount of $2,531,381 and out of Level 2 into Level 1 in the amount of $700,654.
(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Fund’s Portfolio of Investments.
(d)	The Small & Mid Cap Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value as well as a change in NAV less than 1% of NAV for the respective Fund for the period ended April 30, 2015. There were transfers into Level 3 of $1,665,108 and out of Level 3 in the amount of $779,028 for the Small & Mid Cap Fund. In addition, there were no
117

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

significant purchases and sales during the period. As of April 30, 2015, the percentage of NAV was 0.03% and 0.05% for the Small & Mid Cap Fund and Strategic Opportunities Fund, respectively.
(e)	Represents securities as disclosed in the Thailand and United Kingdom sections of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

In August 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-15, “Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” Under GAAP, a reporting entity’s continued existence is the basis for preparing financial statements as a going concern (commonly referred to as the going concern basis of accounting) unless and until the entity’s liquidation becomes imminent. This ASU provides guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related disclosures in the entity’s financial statements. The ASU becomes effective for all entities for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the six months ended April 30, 2015.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

118

Old Westbury Funds, Inc.
Notes To Financial Statements - (CONTINUED)
April 30, 2015 (Unaudited)

When counterparties post cash collateral with respect to various derivative transactions, a Fund invests the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

As of April 30, 2015, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Large Cap Strategies Fund
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities(d)

Bank of New York Mellon Corp.	$16,395,364	$—	$—	$(12,560,000)	$3,835,364
Citibank N.A.	15,541,824	—	—	(13,330,000)	$2,211,824
Total	$31,937,188

Small & Mid Cap Fund
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received(c)	Cash Collateral Received(c)	Net Amount of Derivative Assets (e)
Citibank N.A.	$5,412	$(5,412)	$—	$—	$—
Total	$5,412

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged(c)	Cash Collateral Pledged(c)	Net Amount of Derivative Liabilities(d)
Bank of New York Mellon Corp.	$9,090,360	$—	$—	$(7,000,000)	$2,090,360
Citbank N.A.	6,027,407	(5,412)	—	(5,260,000)	761,995
JPMorgan Chase Bank N.A.	2,816,614	—	—	(1,700,000)	1,116,614
Total	$17,934,381

119

Old Westbury Funds, Inc.
Notes To Financial Statements - (CONTINUED)
April 30, 2015 (Unaudited)

Strategic Opportunities Fund
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received(c)	Cash Collateral Received(c)	Net Amount of Derivative Assets (e)

Barclays Bank Plc	$2,875,571	$(888,249)	$—	$(1,987,322)	$—
Bank of America N.A.	21,844,884	(7,423,586)	—	(14,421,298)	—
Bank of New York Mellon Corp.	984,717	(984,717)	—	—	—
BNP Paribas SA	20,059,354	(6,264,257)	—	(13,560,000)	235,097
Citibank N.A.	19,408,428	(6,509,446)	—	(12,898,982)	—
Credit Suisse International	29,813,814	(1,528,145)	—	(28,285,669)	—
Goldman Sachs International	53,445,409	(8,611,367)	(44,834,042)	—	—
JPMorgan Chase Bank, N.A.	93,002,751	(8,681,426)	—	(84,321,325)	—
UBS AG	4,246,106	(4,246,106)	—	—	—
Derivatives not subject to a MNA or similar agreement (a)	14,801,002	—	—	—	14,801,002
Total	$260,482,036

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)

Barclays Bank Plc	$888,249	$(888,249)	$—	$—	$—
Bank of America N.A.	7,423,586	(7,423,586)	—	—	—
Bank of New York Mellon Corp.	1,053,444	(984,717)	—	—	68,727
BNP Paribas SA	6,264,257	(6,264,257)	—	—	—
Citibank N.A.	6,509,446	(6,509,446)	—	—	—
Credit Suisse International	1,528,145	(1,528,145)	—	—	—
Goldman Sachs International	8,611,367	(8,611,367)	—	—	—
JPMorgan Chase Bank, N.A.	8,681,426	(8,681,426)	—	—	—
UBS AG	6,504,258	(4,246,106)	—	(2,258,152)	—
Derivatives not subject to a MNA or similar agreement (a)	9,798,877	—	—	—	9,798,877
Total	$57,263,055

(a)	Includes derivatives (futures, exchange traded options and forward foreign currency exchange contracts) which are not subject to a MNA, or another similar arrangement.

(b)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

(c)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.

(d)	Represents the net amount payable to counterparty in the event of default.

(e)	Represents the net amount receivable from counterparty in the event of default.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

120

Old Westbury Funds, Inc.
Notes To Financial Statements - (CONTINUED)
April 30, 2015 (Unaudited)

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2015
	Derivative Assets		Derivative Liabilities
Large Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$31,937,188
Total		$—		$31,937,188

Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value		Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$5,412	Unrealized depreciation on forward foreign currency exchange contracts	$17,934,381
Total		$5,412		$17,934,381

Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Risk	Investments, at value (purchased options)	$766,246	Unrealized depreciation on swap contracts	$4,037,870
Equity Risk	Unrealized appreciation on swap contracts	12,770,778	Unrealized depreciation on swap contracts	8,370,330
	Structured option contracts, at value	176,375,511	Structured option contracts, at value	13,979,139
	Investments, at value (purchased options)	5,763,307	Written option contracts, at value	7,760,460
			Variation Margin	39,981
Foreign Currency Exchange Risk	Unrealized appreciation on swap contracts	104,928	Unrealized depreciation on swap contracts	394,783
	Structured option contracts, at value	38,758,280	Structured option contracts, at value	10,099,827
	Unrealized appreciation on forward foreign currency exchange contracts	25,942,986	Unrealized depreciation on forward foreign currency exchange contracts	12,580,665
Total		$260,482,036		$57,263,055

	The Effect of Derivative Instruments on the Statements of Operations
	Six Months Ended April 30, 2015
	Net Realized Gain (Loss) from Derivatives Recognized in Income
Large Cap Strategies Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$71,528,606	$71,528,606
Total	$—	$—	$—	$71,528,606	$71,528,606

Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$31,862,079	$31,862,079
Total	$—	$—	$—	$31,862,079	$31,862,079
121

Old Westbury Funds, Inc.
Notes To Financial Statements - (CONTINUED)
April 30, 2015 (Unaudited)

	The Effect of Derivative Instruments on the Statements of Operations
	Six Months Ended April 30, 2015
	Net Realized Gain (Loss) from Derivatives Recognized in Income
Strategic Opportunities Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$379,137	$(388,009)	$—	$(8,872)
Equity Risk	110,292,234	(7,952,361)	(736,792)	—	101,603,081
Foreign Currency Exchange Risk	12,384,125	—	2,925,282	(3,891,192)	11,418,215
Total	$122,676,359	$(7,573,224)	$1,800,481	$(3,891,192)	$113,012,424

	Net Change in Unrealized Appreciation/(Depreciation)
	on Derivatives Recognized in Income
Large Cap Strategies Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(31,397,188)	$(31,397,188)
Total	$—	$—	$—	$(31,397,188)	$(31,397,188)

Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(18,113,767)	$(18,113,767)
Total	$—	$—	$—	$(18,113,767)	$(18,113,767)

Strategic Opportunities Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$4,842	$(444,242)	$(1,425,220)	$—	$(1,864,620)
Equity Risk	71,400,473	2,889,029	4,936,425	—	79,225,927
Foreign Currency Exchange Risk	3,264,775	—	1,060,308	7,445,507	11,770,590
Total	$74,670,090	$2,444,787	$4,571,513	$7,445,507	$89,131,897

For the six months ended April 30, 2015, the quarterly average volume of derivative activities were as follows:

	Large Cap Strategies Fund	Small & Mid Cap Fund	Strategic Opportunities Fund
Structured Options (Notional Amounts)	$—	$—	$5,089,371,200
Purchased Options (Cost $)	—	—	3,429,285
Written Options (Premium Received $)	—	—	3,644,166
Futures Long Position (Notional Amounts)	—	—	3,735,000
Futures Short Position (Notional Amounts)	—	—	100,324,075
Forward Currency Contracts Purchased (U.S. Dollar Amounts)	—	—	1,057,060,405
Forward Currency Contracts Sold (U.S. Dollar Amounts)	566,968,341	291,675,762	1,067,919,509
Currency Swaps (Notional Amount in U.S. Dollars)	—	—	535,000
Equity Swaps (Notional Amount in U.S. Dollars)	—	—	33,481,638
Interest Rate Swaps (Notional Amount in U.S. Dollars)	—	—	25,050,000

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a

122

Old Westbury Funds, Inc.
Notes To Financial Statements - (CONTINUED)
April 30, 2015 (Unaudited)

portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

As of April 30, 2015, the Large Cap Strategies Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	75,000,001	Euro	66,991,501	Bank of New York Mellon Corp.	06/05/15	$(257,244)
U.S. Dollar	98,101,238	Euro	92,480,901	Bank of New York Mellon Corp.	06/12/15	(5,800,383)
U.S. Dollar	106,626,051	Euro	100,521,101	Bank of New York Mellon Corp.	06/12/15	(6,308,678)
U.S. Dollar	74,999,999	Euro	70,308,787	Bank of New York Mellon Corp.	07/16/15	(4,029,059)
U.S. Dollar	107,654,674	Euro	100,501,947	Citibank, N.A.	06/12/15	(5,258,535)
U.S. Dollar	106,554,708	Euro	100,445,980	Citibank, N.A.	06/12/15	(6,295,622)
U.S. Dollar	74,999,999	Euro	70,271,962	Citibank, N.A.	07/16/15	(3,987,667)
						$(31,937,188)

As of April 30, 2015, the Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	96,785,588	Euro	90,172,771	Bank of New York Mellon Corp.	06/12/15	$(4,522,866)
U.S. Dollar	96,776,865	Euro	90,204,729	Bank of New York Mellon Corp.	06/12/15	(4,567,494)
U.S. Dollar	100,000,010	Euro	94,326,719	Citibank, N.A.	07/17/15	(6,027,407)
U.S. Dollar	8,856,986	New Zealand Dollar	11,702,000	Citibank, N.A.	07/31/15	5,412
U.S. Dollar	47,650,800	Euro	44,900,000	JPMorgan Chase Bank N.A.	07/14/15	(2,816,614)
						$(17,928,969)
123

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

As of April 30, 2015, the Strategic Opportunities Fund had the following open Forwards:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	500,841	Euro	451,900	Bank of America N.A.	03/29/16	$(9,975)
U.S. Dollar	3,913,011	Euro	3,535,300	Bank of America N.A.	03/29/16	(83,201)
U.S. Dollar	3,912,930	Euro	3,552,300	Bank of America N.A.	03/29/16	(102,499)
U.S. Dollar	2,347,810	Euro	2,117,500	Bank of America N.A.	03/30/16	(45,819)
U.S. Dollar	21,815,080	Euro	20,000,000	Bank of New York Mellon Corp.	05/15/15	(646,351)
U.S. Dollar	8,041,555	Euro	7,063,587	Bank of New York Mellon Corp.	05/28/15	107,286
U.S. Dollar	8,885,523	Canadian Dollar	11,111,400	Bank of New York Mellon Corp.	06/05/15	(319,422)
U.S. Dollar	49,764,488	Hong Kong Dollar	386,050,000	Bank of New York Mellon Corp.	06/19/15	(44,778)
Australian Dollar	6,144,084	U.S. Dollar	4,635,109	Bank of New York Mellon Corp.	07/10/15	207,501
Swedish Krona	164,370,000	U.S. Dollar	19,088,633	Bank of New York Mellon Corp.	07/24/15	669,930
U.S. Dollar	29,970,849	Chinese Offshore Yuan	188,145,000	Bank of New York Mellon Corp.	08/19/15	(42,893)
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	159,386	Barclays Plc	05/06/15	5,059
Euro	11,945,024	U.S. Dollar	13,117,464	Barclays Plc	05/06/15	296,068
U.S. Dollar	164,542	Chilean Unidad de Fomento	100,700,000	Barclays Plc	05/06/15	98
U.S. Dollar	13,556,337	Euro	11,945,024	Barclays Plc	05/06/15	142,805
Euro	35,000,000	U.S. Dollar	40,028,450	Barclays Plc	05/15/15	(720,945)
Chilean Unidad de Fomento	261,700,000	U.S. Dollar	460,496	Barclays Plc	06/04/15	(34,427)
U.S. Dollar	3,852,508	Japanese Yen	393,370,000	Barclays Plc	06/10/15	556,481
Singapore Dollar	31,700,450	U.S. Dollar	22,916,971	Barclays Plc	06/19/15	1,017,941
Indonesian Rupiah	61,200,000,000	U.S. Dollar	4,582,553	Barclays Plc	07/13/15	39,070
U.S. Dollar	1,828,245	Japanese Yen	185,480,000	Barclays Plc	07/29/15	273,079
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	163,302	Barclays Plc	08/05/15	(266)
U.S. Dollar	463,238	Japanese Yen	47,210,000	Barclays Plc	08/11/15	67,309
Singapore Dollar	4,400,417	U.S. Dollar	3,247,061	Barclays Plc	08/12/15	72,367
Singapore Dollar	1,151,000	U.S. Dollar	849,008	Barclays Plc	08/17/15	19,156
Chinese Offshore Yuan	188,145,000	U.S. Dollar	30,000,000	Barclays Plc	08/19/15	13,742
U.S. Dollar	713,555	Japanese Yen	73,417,000	Barclays Plc	08/24/15	97,692
U.S. Dollar	1,993,134	Japanese Yen	205,823,000	Barclays Plc	08/26/15	266,512
Hong Kong Dollar	307,196,000	U.S. Dollar	39,676,590	Barclays Plc	10/26/15	(39,956)
Hong Kong Dollar	307,680,000	U.S. Dollar	39,739,102	Barclays Plc	10/26/15	(40,019)
Hong Kong Dollar	307,740,000	U.S. Dollar	39,746,852	Barclays Plc	10/26/15	(40,027)
U.S. Dollar	215,913	Japanese Yen	25,530,000	Barclays Plc	12/22/15	1,151
U.S. Dollar	1,161,987	Japanese Yen	137,140,000	Barclays Plc	02/25/16	6,161
U.S. Dollar	3,771,936	Japanese Yen	447,710,000	Barclays Plc	02/26/16	(1,505)
U.S. Dollar	1,995,954	Japanese Yen	238,049,400	Barclays Plc	03/09/16	(11,104)
U.S. Dollar	1,235,649	Japanese Yen	146,370,000	Barclays Plc	03/28/16	880
124

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	14,223,622	United Kingdom Pound	9,379,819	Citibank, N.A.	05/05/15	$(173,795)
United Kingdom Pound	9,379,819	U.S. Dollar	14,403,650	Citibank, N.A.	05/05/15	(6,233)
U.S. Dollar	9,177,199	Canadian Dollar	11,419,280	Citibank, N.A.	05/06/15	(286,800)
Japanese Yen	2,339,987,200	U.S. Dollar	20,000,000	Citibank, N.A.	05/08/15	(400,649)
Indian Rupee	12,050,000	U.S. Dollar	192,207	Citibank, N.A.	05/11/15	(3,267)
Hungary Forint	1,104,500,000	U.S. Dollar	4,032,355	Citibank, N.A.	05/15/15	48,118
U.S. Dollar	14,926,835	United Kingdom Pound	9,814,313	Citibank, N.A.	05/15/15	(136,425)
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,551,421	Citibank, N.A.	05/18/15	38,087
Canadian Dollar	11,081,960	U.S. Dollar	9,117,845	Citibank, N.A.	05/22/15	64,522
Canadian Dollar	10,899,190	U.S. Dollar	9,058,154	Citibank, N.A.	05/22/15	(27,228)
Polish Zloty	31,055,100	U.S. Dollar	8,445,890	Citibank, N.A.	05/22/15	174,222
U.S. Dollar	8,721,250	Canadian Dollar	10,899,190	Citibank, N.A.	05/22/15	(309,676)
U.S. Dollar	8,871,054	Canadian Dollar	11,081,960	Citibank, N.A.	05/22/15	(311,313)
Euro	6,038,472	U.S. Dollar	6,874,240	Citibank, N.A.	05/28/15	(91,444)
U.S. Dollar	11,485,338	Euro	10,089,115	Citibank, N.A.	05/28/15	152,604
Euro	5,706,191	U.S. Dollar	6,406,859	Citibank, N.A.	06/05/15	3,389
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	668,673	Citibank, N.A.	06/10/15	18,356
U.S. Dollar	2,778,158	Japanese Yen	284,100,000	Citibank, N.A.	06/10/15	397,699
U.S. Dollar	2,133,937	Canadian Dollar	2,668,288	Citibank, N.A.	06/12/15	(76,317)
U.S. Dollar	8,837,895	Canadian Dollar	11,075,500	Citibank, N.A.	06/29/15	(334,210)
Euro	15,000,000	U.S. Dollar	16,182,331	Citibank, N.A.	07/16/15	678,092
Japanese Yen	1,165,172,000	U.S. Dollar	9,707,840	Citibank, N.A.	07/16/15	59,983
U.S. Dollar	16,105,982	Euro	15,000,000	Citibank, N.A.	07/16/15	(754,441)
U.S. Dollar	25,889,071	Canadian Dollar	32,314,635	Citibank, N.A.	07/17/15	(864,790)
U.S. Dollar	537,497	Euro	398,462	Citibank, N.A.	07/28/15	89,537
U.S. Dollar	14,394,475	United Kingdom Pound	9,379,819	Citibank, N.A.	08/07/15	6,108
U.S. Dollar	354,527	Euro	265,136	Citibank, N.A.	08/10/15	56,391
U.S. Dollar	102,639	Euro	76,711	Citibank, N.A.	08/10/15	16,381
U.S. Dollar	800,089	Euro	620,368	Citibank, N.A.	09/28/15	101,942
U.S. Dollar	1,529,122	Japanese Yen	177,080,000	Citibank, N.A.	11/19/15	40,930
U.S. Dollar	337,314	Japanese Yen	39,830,000	Citibank, N.A.	12/22/15	2,258
U.S. Dollar	5,407,413	Euro	4,616,000	Citibank, N.A.	01/25/16	198,198
U.S. Dollar	1,139,092	Euro	999,800	Citibank, N.A.	01/29/16	10,689
U.S. Dollar	3,334,386	Euro	2,903,000	Citibank, N.A.	02/09/16	57,048
U.S. Dollar	1,185,084	Euro	1,080,000	Citibank, N.A.	03/10/16	(35,123)
U.S. Dollar	14,249,655	Euro	13,298,791	Citibank, N.A.	03/16/16	(777,920)
U.S. Dollar	1,056,513	Euro	952,000	Citibank, N.A.	04/08/16	(19,881)
Chilean Unidad de Fomento	91,284,000	U.S. Dollar	144,243	Deutsche Bank AG	05/05/15	4,845
Indian Rupee	19,576,733	U.S. Dollar	314,285	Deutsche Bank AG	05/05/15	(6,627)
Indian Rupee	38,542,000	U.S. Dollar	616,204	Deutsche Bank AG	05/05/15	(10,497)
U.S. Dollar	150,758	Chilean Unidad de Fomento	91,284,000	Deutsche Bank AG	05/05/15	1,671
U.S. Dollar	919,564	Indian Rupee	58,118,733	Deutsche Bank AG	05/05/15	6,199
Chilean Unidad de Fomento	183,730,000	U.S. Dollar	292,145	Deutsche Bank AG	05/06/15	7,890
U.S. Dollar	151,405	Chilean Unidad de Fomento	92,546,000	Deutsche Bank AG	05/06/15	275
125

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	149,176	Chilean Unidad de Fomento	91,184,000	Deutsche Bank AG	05/06/15	$271
Chilean Unidad de Fomento	183,730,000	U.S. Dollar	292,797	Deutsche Bank AG	05/07/15	7,200
U.S. Dollar	458,024	Euro	330,000	Deutsche Bank AG	05/07/15	87,449
Indian Rupee	6,884,000	U.S. Dollar	109,568	Deutsche Bank AG	05/12/15	(1,655)
Chilean Unidad de Fomento	82,860,000	U.S. Dollar	130,242	Deutsche Bank AG	05/18/15	4,892
Chilean Unidad de Fomento	81,840,000	U.S. Dollar	129,596	Deutsche Bank AG	05/19/15	3,860
Chilean Unidad de Fomento	34,600,000	U.S. Dollar	55,645	Deutsche Bank AG	05/26/15	735
Chilean Unidad de Fomento	34,740,000	U.S. Dollar	56,191	Deutsche Bank AG	05/26/15	417
Indian Rupee	17,195,000	U.S. Dollar	271,300	Deutsche Bank AG	05/26/15	(2,663)
Chilean Unidad de Fomento	107,250,000	U.S. Dollar	172,844	Deutsche Bank AG	05/27/15	1,898
Singapore Dollar	350,000	U.S. Dollar	269,718	Deutsche Bank AG	05/28/15	(5,366)
Chilean Unidad de Fomento	111,242,000	U.S. Dollar	176,926	Deutsche Bank AG	05/29/15	4,282
Indian Rupee	28,396,319	U.S. Dollar	451,331	Deutsche Bank AG	05/29/15	(8,017)
Singapore Dollar	350,000	U.S. Dollar	278,829	Deutsche Bank AG	05/29/15	(14,483)
Chilean Unidad de Fomento	91,284,000	U.S. Dollar	150,423	Deutsche Bank AG	06/05/15	(1,817)
Chilean Unidad de Fomento	92,546,000	U.S. Dollar	151,059	Deutsche Bank AG	06/08/15	(437)
U.S. Dollar	4,100,881	Euro	3,001,450	Deutsche Bank AG	06/10/15	728,866
U.S. Dollar	622,115	Euro	459,000	Deutsche Bank AG	06/15/15	106,410
Chilean Unidad de Fomento	82,860,000	U.S. Dollar	129,398	Deutsche Bank AG	06/17/15	5,357
Chilean Unidad de Fomento	81,840,000	U.S. Dollar	126,864	Deutsche Bank AG	06/18/15	6,221
U.S. Dollar	120,102	Japanese Yen	12,230,000	Deutsche Bank AG	06/22/15	17,609
Singapore Dollar	1,969,400	U.S. Dollar	1,502,441	Deutsche Bank AG	06/23/15	(15,566)
Indian Rupee	58,118,733	U.S. Dollar	908,283	Deutsche Bank AG	07/06/15	(7,279)
Chilean Unidad de Fomento	32,969,000	U.S. Dollar	52,269	Deutsche Bank AG	07/07/15	1,255
Chilean Unidad de Fomento	237,320,000	U.S. Dollar	384,448	Deutsche Bank AG	07/13/15	619
Indian Rupee	93,183,000	U.S. Dollar	1,470,575	Deutsche Bank AG	07/20/15	(29,859)
Indian Rupee	13,777,000	U.S. Dollar	216,847	Deutsche Bank AG	07/22/15	(3,920)
U.S. Dollar	852,861	Euro	629,000	Deutsche Bank AG	07/22/15	145,786
U.S. Dollar	773,522	Euro	571,000	Deutsche Bank AG	07/23/15	131,638
Indian Rupee	22,003,000	U.S. Dollar	342,539	Deutsche Bank AG	07/27/15	(2,804)
U.S. Dollar	1,344,514	Euro	997,000	Deutsche Bank AG	07/27/15	223,681
Indian Rupee	32,760,147	U.S. Dollar	508,181	Deutsche Bank AG	07/31/15	(2,747)
Chilean Unidad de Fomento	91,184,000	U.S. Dollar	148,057	Deutsche Bank AG	08/06/15	(443)
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	170,497	Deutsche Bank AG	08/12/15	(7,253)
126

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Polish Zloty	11,489,000	Euro	2,695,683	Deutsche Bank AG	08/19/15	$148,015
Chilean Unidad de Fomento	2,170,640,000	U.S. Dollar	3,654,276	Deutsche Bank AG	08/21/15	(145,662)
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	337,894	Deutsche Bank AG	08/27/15	(10,773)
U.S. Dollar	305,512	Euro	230,990	Deutsche Bank AG	08/31/15	45,682
U.S. Dollar	502,162	Euro	380,000	Deutsche Bank AG	09/02/15	74,704
Chilean Unidad de Fomento	470,475,000	U.S. Dollar	776,874	Deutsche Bank AG	09/08/15	(17,613)
U.S. Dollar	713,500	Euro	540,850	Deutsche Bank AG	09/08/15	105,043
Chilean Unidad de Fomento	243,930,000	U.S. Dollar	400,082	Deutsche Bank AG	09/09/15	(6,455)
U.S. Dollar	2,221,294	Euro	1,720,000	Deutsche Bank AG	09/23/15	285,811
U.S. Dollar	1,030,264	Euro	800,000	Deutsche Bank AG	09/28/15	129,965
U.S. Dollar	2,017,267	Euro	1,852,488	Deutsche Bank AG	10/08/15	(67,823)
U.S. Dollar	1,091,641	Euro	860,000	Deutsche Bank AG	10/26/15	123,368
U.S. Dollar	873,438	Euro	684,003	Deutsche Bank AG	10/30/15	103,248
U.S. Dollar	58,126	Euro	45,895	Deutsche Bank AG	11/03/15	6,443
U.S. Dollar	2,379,250	Euro	1,905,000	Deutsche Bank AG	11/10/15	233,610
U.S. Dollar	230,497	Euro	184,184	Deutsche Bank AG	11/16/15	23,015
U.S. Dollar	1,233,489	Japanese Yen	143,060,000	Deutsche Bank AG	11/18/15	31,237
U.S. Dollar	63,451	Euro	50,759	Deutsche Bank AG	11/19/15	6,267
U.S. Dollar	835,959	Euro	670,000	Deutsche Bank AG	12/04/15	80,861
U.S. Dollar	3,608,615	Euro	2,900,000	Deutsche Bank AG	12/14/15	339,445
U.S. Dollar	104,520	Japanese Yen	12,210,000	Deutsche Bank AG	12/21/15	1,811
U.S. Dollar	1,138,352	Euro	971,000	Deutsche Bank AG	01/20/16	42,706
U.S. Dollar	3,523,872	Euro	3,008,000	Deutsche Bank AG	01/25/16	129,306
U.S. Dollar	1,818,422	Euro	1,580,000	Deutsche Bank AG	02/09/16	34,683
U.S. Dollar	3,429,407	Euro	3,010,100	Deutsche Bank AG	02/26/16	29,671
U.S. Dollar	120,568	Euro	107,000	Deutsche Bank AG	03/07/16	(314)
U.S. Dollar	2,112,135	Euro	1,900,000	Deutsche Bank AG	03/09/16	(34,469)
U.S. Dollar	677,792	Euro	615,000	Deutsche Bank AG	03/29/16	(17,389)
U.S. Dollar	165,396	Euro	150,689	Deutsche Bank AG	03/31/16	(4,947)
U.S. Dollar	803,722	Euro	742,242	Deutsche Bank AG	04/13/16	(35,614)
U.S. Dollar	517,776	Euro	373,000	Goldman Sachs Group, Inc.	05/07/15	98,915
U.S. Dollar	303,160	Euro	220,000	Goldman Sachs Group, Inc.	05/13/15	56,091
U.S. Dollar	216,315	Euro	157,000	Goldman Sachs Group, Inc.	05/13/15	39,997
U.S. Dollar	659,245	Japanese Yen	66,920,000	Goldman Sachs Group, Inc.	05/13/15	98,708
U.S. Dollar	939,414	Euro	682,000	Goldman Sachs Group, Inc.	05/14/15	173,489
U.S. Dollar	1,015,879	Euro	740,000	Goldman Sachs Group, Inc.	05/21/15	184,741
U.S. Dollar	1,343,753	Euro	996,000	Goldman Sachs Group, Inc.	07/27/15	224,044
U.S. Dollar	637,802	Euro	475,000	Goldman Sachs Group, Inc.	08/12/15	103,664
U.S. Dollar	137,195	Japanese Yen	16,246,000	Goldman Sachs Group, Inc.	01/08/16	464
U.S. Dollar	1,387,305	Japanese Yen	162,280,000	Goldman Sachs Group, Inc.	01/27/16	20,753
U.S. Dollar	293,123	Euro	255,000	Goldman Sachs Group, Inc.	02/09/16	5,241
U.S. Dollar	272,926	Japanese Yen	32,163,000	Goldman Sachs Group, Inc.	02/12/16	1,957
U.S. Dollar	1,815,309	Euro	1,580,000	Goldman Sachs Group, Inc.	02/17/16	31,203
U.S. Dollar	2,505,710	Japanese Yen	295,495,910	Goldman Sachs Group, Inc.	02/17/16	15,830
Indian Rupee	21,454,750	U.S. Dollar	344,074	HSBC Holdings Plc	05/05/15	(6,902)
U.S. Dollar	339,460	Indian Rupee	21,454,750	HSBC Holdings Plc	05/05/15	2,288
Indian Rupee	43,702,000	U.S. Dollar	696,559	HSBC Holdings Plc	05/11/15	(11,325)
127

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Indian Rupee	7,436,000	U.S. Dollar	118,354	HSBC Holdings Plc	05/12/15	$(1,788)
Indian Rupee	18,770,000	U.S. Dollar	297,683	HSBC Holdings Plc	05/13/15	(3,518)
Indian Rupee	21,454,750	U.S. Dollar	341,555	HSBC Holdings Plc	06/03/15	(6,932)
U.S. Dollar	2,793,143	Japanese Yen	285,300,000	HSBC Holdings Plc	06/09/15	402,665
U.S. Dollar	4,104,458	Japanese Yen	418,940,000	HSBC Holdings Plc	06/10/15	594,181
Singapore Dollar	1,574,000	U.S. Dollar	1,197,960	HSBC Holdings Plc	06/22/15	(9,590)
Indian Rupee	74,579,000	U.S. Dollar	1,169,724	HSBC Holdings Plc	06/30/15	(12,202)
U.S. Dollar	846,141	Japanese Yen	98,220,000	HSBC Holdings Plc	07/16/15	22,747
U.S. Dollar	3,992,524	Euro	2,975,000	HSBC Holdings Plc	08/04/15	647,580
Indian Rupee	21,454,750	U.S. Dollar	333,498	HSBC Holdings Plc	08/05/15	(2,816)
Singapore Dollar	1,468,000	U.S. Dollar	1,087,327	HSBC Holdings Plc	08/11/15	20,072
Singapore Dollar	864,000	U.S. Dollar	636,195	HSBC Holdings Plc	08/17/15	15,494
Singapore Dollar	864,000	U.S. Dollar	636,195	HSBC Holdings Plc	08/18/15	15,481
U.S. Dollar	3,008,728	Japanese Yen	307,492,000	HSBC Holdings Plc	08/20/15	429,502
U.S. Dollar	1,408,892	Japanese Yen	145,609,000	HSBC Holdings Plc	08/25/15	187,420
Mexican Peso	102,610,000	U.S. Dollar	7,633,253	HSBC Holdings Plc	08/27/15	(1,002,497)
U.S. Dollar	2,263,501	Japanese Yen	234,458,000	HSBC Holdings Plc	08/27/15	296,627
Singapore Dollar	2,488,300	U.S. Dollar	1,785,007	HSBC Holdings Plc	09/16/15	90,734
Singapore Dollar	2,091,000	U.S. Dollar	1,656,894	HSBC Holdings Plc	09/21/15	(80,802)
U.S. Dollar	2,897,545	Euro	2,263,000	HSBC Holdings Plc	10/20/15	349,890
U.S. Dollar	614,828	Japanese Yen	70,138,000	HSBC Holdings Plc	11/12/15	25,503
U.S. Dollar	319,333	Japanese Yen	37,330,000	HSBC Holdings Plc	11/24/15	5,563
U.S. Dollar	887,553	Euro	720,487	HSBC Holdings Plc	12/09/15	75,453
U.S. Dollar	104,575	Japanese Yen	12,230,000	HSBC Holdings Plc	12/21/15	1,697
U.S. Dollar	1,706,568	Japanese Yen	199,698,335	HSBC Holdings Plc	01/28/16	24,869
U.S. Dollar	2,107,933	Euro	1,856,000	HSBC Holdings Plc	02/10/16	12,551
U.S. Dollar	3,509,113	Japanese Yen	413,370,000	HSBC Holdings Plc	02/12/16	26,521
U.S. Dollar	434,532	Japanese Yen	51,260,000	HSBC Holdings Plc	02/25/16	2,509
U.S. Dollar	456,782	Japanese Yen	54,300,000	HSBC Holdings Plc	03/04/16	(969)
U.S. Dollar	320,227	Euro	288,000	HSBC Holdings Plc	03/09/16	(5,153)
Mexican Peso	50,041,430	U.S. Dollar	3,146,073	HSBC Holdings Plc	03/11/16	39,181
U.S. Dollar	1,986,671	Euro	1,864,543	HSBC Holdings Plc	04/18/16	(122,048)
Euro	8,820,263	U.S. Dollar	10,000,000	JPMorgan Chase Bank N.A.	05/05/15	(95,513)
Malaysian Ringgit	203,590,010	U.S. Dollar	55,759,753	JPMorgan Chase Bank N.A.	05/05/15	1,259,213
U.S. Dollar	9,739,071	Euro	8,820,263	JPMorgan Chase Bank N.A.	05/05/15	(165,417)
U.S. Dollar	56,474,344	Malaysian Ringgit	203,590,010	JPMorgan Chase Bank N.A.	05/05/15	(544,622)
Swedish Krona	98,313,000	U.S. Dollar	11,749,171	JPMorgan Chase Bank N.A.	05/06/15	49,793
U.S. Dollar	11,941,518	Swedish Krona	98,313,000	JPMorgan Chase Bank N.A.	05/06/15	142,553
U.S. Dollar	5,437,240	Euro	5,000,000	JPMorgan Chase Bank N.A.	05/15/15	(178,118)
U.S. Dollar	227,156	Euro	180,987	JPMorgan Chase Bank N.A.	05/20/15	23,881
U.S. Dollar	486,368	Japanese Yen	57,068,000	JPMorgan Chase Bank N.A.	05/20/15	8,322
Euro	7,063,587	U.S. Dollar	7,680,945	JPMorgan Chase Bank N.A.	05/28/15	253,324
Singapore Dollar	12,245,500	U.S. Dollar	8,984,041	JPMorgan Chase Bank N.A.	05/28/15	264,879
Indian Rupee	2,633,000	U.S. Dollar	41,364	JPMorgan Chase Bank N.A.	06/02/15	(290)
Indian Rupee	2,633,000	U.S. Dollar	41,398	JPMorgan Chase Bank N.A.	06/08/15	(369)
Euro	10,000,000	U.S. Dollar	10,767,880	JPMorgan Chase Bank N.A.	06/12/15	467,047
U.S. Dollar	18,184,573	Euro	16,231,632	JPMorgan Chase Bank N.A.	06/12/15	(51,548)
Indian Rupee	2,633,000	U.S. Dollar	41,889	JPMorgan Chase Bank N.A.	06/15/15	(912)
Euro	18,783,717	U.S. Dollar	20,000,001	JPMorgan Chase Bank N.A.	06/19/15	1,105,394
Hong Kong Dollar	386,050,000	U.S. Dollar	49,777,256	JPMorgan Chase Bank N.A.	06/19/15	32,009
Euro	15,000,000	U.S. Dollar	16,111,365	JPMorgan Chase Bank N.A.	07/22/15	750,513
Euro	10,000,000	U.S. Dollar	10,747,341	JPMorgan Chase Bank N.A.	07/24/15	494,235
128

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Euro	20,000,000	U.S. Dollar	21,526,720	JPMorgan Chase Bank N.A.	07/27/15	$957,402
U.S. Dollar	21,394,521	Canadian Dollar	26,013,470	JPMorgan Chase Bank N.A.	07/30/15	(138,266)
Australian Dollar	6,255,646	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	07/31/15	(74,896)
Euro	15,000,000	U.S. Dollar	16,299,316	JPMorgan Chase Bank N.A.	07/31/15	564,837
Euro	12,000,000	U.S. Dollar	13,262,053	JPMorgan Chase Bank N.A.	07/31/15	229,270
Malaysian Ringgit	2,115,000	U.S. Dollar	651,330	JPMorgan Chase Bank N.A.	07/31/15	(63,240)
U.S. Dollar	3,999,769	Euro	2,975,000	JPMorgan Chase Bank N.A.	07/31/15	655,045
U.S. Dollar	639,288	Malaysian Ringgit	2,115,000	JPMorgan Chase Bank N.A.	07/31/15	51,197
U.S. Dollar	2,159,446	Euro	1,606,300	JPMorgan Chase Bank N.A.	08/05/15	353,370
Euro	10,000,000	U.S. Dollar	11,142,881	JPMorgan Chase Bank N.A.	08/07/15	101,189
Malaysian Ringgit	203,590,010	U.S. Dollar	56,077,678	JPMorgan Chase Bank N.A.	08/07/15	500,838
U.S. Dollar	11,770,406	Swedish Krona	98,313,000	JPMorgan Chase Bank N.A.	08/07/15	(51,429)
U.S. Dollar	2,121,972	Euro	1,584,300	JPMorgan Chase Bank N.A.	08/11/15	340,456
Chinese Yuan	373,770,000	U.S. Dollar	60,000,000	JPMorgan Chase Bank N.A.	08/12/15	577,603
U.S. Dollar	30,382,986	Chinese Yuan	190,000,000	JPMorgan Chase Bank N.A.	08/12/15	(410,670)
U.S. Dollar	29,206,929	Chinese Yuan	183,770,000	JPMorgan Chase Bank N.A.	08/12/15	(577,018)
Chinese Offshore Yuan	156,487,500	U.S. Dollar	25,000,000	JPMorgan Chase Bank N.A.	08/19/15	(36,406)
U.S. Dollar	24,938,247	Chinese Offshore Yuan	156,487,500	JPMorgan Chase Bank N.A.	08/19/15	(25,347)
U.S. Dollar	2,163,103	Euro	1,612,000	JPMorgan Chase Bank N.A.	08/20/15	350,169
U.S. Dollar	2,169,661	Japanese Yen	221,633,000	JPMorgan Chase Bank N.A.	08/20/15	310,615
U.S. Dollar	1,416,435	Japanese Yen	146,373,000	JPMorgan Chase Bank N.A.	08/26/15	188,531
U.S. Dollar	976,518	Euro	737,287	JPMorgan Chase Bank N.A.	08/27/15	147,233
U.S. Dollar	1,089,639	Japanese Yen	112,727,000	JPMorgan Chase Bank N.A.	08/27/15	143,970
U.S. Dollar	703,004	Japanese Yen	72,717,000	JPMorgan Chase Bank N.A.	08/31/15	92,935
Singapore Dollar	2,807,550	U.S. Dollar	2,051,253	JPMorgan Chase Bank N.A.	09/09/15	65,438
Chinese Offshore Yuan	125,420,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank N.A.	09/10/15	(27,243)
U.S. Dollar	20,019,474	Chinese Offshore Yuan	125,420,000	JPMorgan Chase Bank N.A.	09/10/15	46,717
Hungary Forint	348,678,000	Euro	1,107,020	JPMorgan Chase Bank N.A.	09/25/15	39,151
Indian Rupee	488,000,000	Japanese Yen	905,288,800	JPMorgan Chase Bank N.A.	10/08/15	(165,819)
Malaysian Ringgit	15,609,000	Japanese Yen	509,576,096	JPMorgan Chase Bank N.A.	10/08/15	40,395
Malaysian Ringgit	10,882,486	Japanese Yen	351,240,071	JPMorgan Chase Bank N.A.	10/13/15	60,645
U.S. Dollar	39,675,111	Hong Kong Dollar	307,740,000	JPMorgan Chase Bank N.A.	10/26/15	(31,714)
U.S. Dollar	39,603,445	Hong Kong Dollar	307,196,000	JPMorgan Chase Bank N.A.	10/26/15	(33,189)
U.S. Dollar	184,558	Euro	147,287	JPMorgan Chase Bank N.A.	11/12/15	18,657
U.S. Dollar	714,045	Euro	572,000	JPMorgan Chase Bank N.A.	12/15/15	69,213
Malaysian Ringgit	14,979,000	Euro	3,412,850	JPMorgan Chase Bank N.A.	01/19/16	260,959
U.S. Dollar	3,657,687	Euro	3,186,000	JPMorgan Chase Bank N.A.	02/17/16	60,117
U.S. Dollar	511,403	Japanese Yen	60,600,000	JPMorgan Chase Bank N.A.	03/03/16	558
U.S. Dollar	12,791,223	Euro	11,944,925	JPMorgan Chase Bank N.A.	03/16/16	(706,490)
U.S. Dollar	221,364	Euro	203,185	JPMorgan Chase Bank N.A.	04/21/16	(8,447)
Hong Kong Dollar	465,744,000	U.S. Dollar	60,000,000	JPMorgan Chase Bank N.A.	06/12/17	152,590
Polish Zloty	4,031,000	Euro	944,470	Morgan Stanley	05/27/15	57,833
U.S. Dollar	936,438	Euro	686,000	Morgan Stanley	06/05/15	165,796
U.S. Dollar	503,331	Euro	403,000	Morgan Stanley	08/14/15	50,142
U.S. Dollar	541,038	Euro	403,000	Morgan Stanley	08/17/15	87,827
U.S. Dollar	894,458	Euro	816,000	Morgan Stanley	03/10/16	(27,475)
U.S. Dollar	493,216	Japanese Yen	50,022,000	Standard Chartered Bank	05/13/15	74,221
129

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	1,097,957	Japanese Yen	127,990,000	Standard Chartered Bank	07/16/15	$24,997
U.S. Dollar	1,395,887	Japanese Yen	166,449,000	Standard Chartered Bank	08/26/15	(433)
U.S. Dollar	279,122	Japanese Yen	31,954,500	Standard Chartered Bank	11/16/15	10,598
U.S. Dollar	669,156	Japanese Yen	78,840,000	Standard Chartered Bank	01/14/16	5,500
Canadian Dollar	11,419,280	U.S. Dollar	9,120,874	UBS AG	05/06/15	343,125
Euro	21,897,301	U.S. Dollar	24,981,428	UBS AG	05/20/15	(387,576)
U.S. Dollar	7,374,418	United Kingdom Pound	4,953,729	UBS AG	07/10/15	(225,800)
U.S. Dollar	39,668,399	Hong Kong Dollar	307,680,000	UBS AG	10/26/15	(30,685)
						$13,362,321

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

130

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

A summary of the Strategic Opportunities Fund’s written option transactions for the six months ended April 30, 2015 is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2014	39,003	$9,945,609
Options written	22,252	9,064,313
Options terminated in closing purchase transactions	(8,396)	(4,468,068)
Options exercised	(23,619)	(6,380,429)
Options expired	(12,514)	(3,576,159)
Contracts outstanding at April 30, 2015	16,726	$4,585,266

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Investment Advisory Fee,Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion
Large Cap Core Fund	0.70%	0.65%	0.60%
Fixed Income Fund	0.45%	0.40%	0.35%
Municipal Bond Fund	0.45%	0.40%	0.35%

			Average net assets
Small & Mid Cap Fund			0.85%
131

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion
Large Cap Strategies Fund.	0.90%	0.85%	0.80%
Strategic Opportunities Fund	1.10%	1.05%	1.00%

BIM has retained Harding Loevner LP (“Harding Loevner”) (effective February 20, 2015) and Sands Capital Management, LLC (“Sands”) as sub-advisers to manage a segment of the Large Cap Strategies Fund. Harding Loevner and Sands are paid for their services directly by BIM.

BIM has retained Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”) and Mondrian Investment Partners Limited (“Mondrian”) as sub-advisers to each manage segments of the Small & Mid Cap Fund. Dimensional, Champlain and Mondrian are paid for their services directly by BIM.

BIM has retained Franklin Advisers, Inc. (“Franklin”), BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Strategic Opportunities Fund. Franklin, BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets; however, with respect to the Fixed Income Fund and the Municipal Bond Fund, Bessemer has contractually committed to waive its shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% through October 31, 2017. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. For the six months ended April 30, 2015, Bessemer waived shareholder servicing fees in the amount of $291,130 with respect to the Fixed Income Fund and $649,967 with respect to the Municipal Bond Fund.

D. Custody Fees. The Large Cap Core Fund, Large Cap Strategies Fund, Fixed Income Fund and Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian, and the Small & Mid Cap Fund has retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of the non-U.S. investments for Large Cap Core Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund and Municipal Bond Fund or portion thereof for the Small & Mid Cap Fund and U.S. investments for Large Cap Core Fund and Large Cap Strategies Fund. The Strategic Opportunities Fund and the Subsidiary have retained Citibank, N.A. (“Citibank”) to serve as their custodian and the Small & Mid Cap Fund has retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash and assets of the Small & Mid Cap Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

132

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2017 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Core Fund at 1.00%, the Large Cap Strategies Fund at 1.15%, the Small & Mid Cap Fund at 1.11%, the Strategic Opportunities Fund at 1.20%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed in the Statements of Operations. For the six months ended April 30, 2015, BIM waived $48,291 for the Large Cap Core Fund, $1,413,306 for the Small & Mid Cap Fund and $3,466,266 for the Strategic Opportunities Fund. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $291,130 and $649,967, respectively. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $120,000 (plus $50,000 for serving as the Board’s Chairperson, $10,000 as the Board’s Vice Chairperson, $20,000 as the Audit Committee Chairperson, $10,000 as the Pricing Committee Liaison and $10,000 each as the Nominating Committee Chairperson and the Governance Committee Chairperson) and receives for attendance at Board and committee meetings the following:

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be telephonic
Regular Board Meeting	$9,000	$4,500
Special Board Meeting	6,000	3,000
Audit Committee Meeting	5,000	2,500
Nominating Committee Meeting.	5,000	2,500
Governance Committee Meeting	5,000	2,500

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Directors who are not Independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Interest Expense. When cash balances are overdrawn, the Funds are charged by BTCO an overdraft fee equal to 2.25% above the federal funds rate on outstanding balances. Citibank, N.A. charges 2.00% above the London InterBank Offered Rate for any overdrawn cash balances. These amounts, if any, are included in “interest expense” in the Statements of Operations when such expenses are incurred.

8.	Securities Transactions:

Investment transactions for the six months ended April 30, 2015, excluding short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales
Large Cap Core Fund	$281,693,542	$192,633,364
Large Cap Strategies Fund	3,947,404,699	3,132,212,168
Small & Mid Cap Fund	1,750,386,493	2,678,283,203
Strategic Opportunities Fund	1,150,233,046	968,537,868
Fixed Income Fund	112,099,649	161,433,035
Municipal Bond Fund	197,455,020	229,985,291

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the six months ended April 30, 2015 were as follows:

	Purchases	Sales
Fixed Income Fund	$178,581,950	$101,704,671
Municipal Bond Fund	57,380,098	26,311,211
133

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

By investing in the Subsidiary, the Strategic Opportunities Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). Historically, the IRS has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The Strategic Opportunities Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. Based on the principles underlying the private letter ruling issued to other taxpayers, the Fund seeks to gain exposure to the commodity markets through investments in the Subsidiary.

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The Funds may also be subject to capital gains tax in India on gains realized upon the sale of Indian securities. The Funds may accrue a deferred tax liability for unrealized gains on India and Thailand securities based on existing tax rates and holding periods of the securities. As of April 30, 2015, the Large Cap Strategies Fund, the Small & Mid Cap Fund and the Strategic Opportunities Fund recorded liabilities of $1,052,822, $192,327 and $127,834, respectively, in the Statements of Assets and Liabilities as an estimate for potential future India and Thailand capital gain taxes.

The tax character of distributions from the Funds during the year ended October 31, 2014 was as follows (amounts in thousands):

	Large Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Fund	Strategic Opportunities Fund	Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Ordinary Income	$12,895	$66,469	$63,156	$230,891	$9,651	$9
Net Long Term Capital Gains	—	—	378,595	109,555	1,053	3,570
Total Taxable Distributions	12,895	66,469	441,751	340,446	10,704	3,579
Tax Exempt Distributions	—	—	—	—	—	15,607
Total Distributions Paid.	$12,895	$66,469	$441,751	$340,446	$10,704	$19,186

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the period ended April 30, 2015, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

134

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2015 (Unaudited)

As of October 31, 2014, the Fixed Income Fund had a long-term capital loss carryforward of $3,747,632, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

10.	Commitments

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of April 30, 2015, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

135

Additional Information (Unaudited)

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

136

Old Westbury Funds, Inc.
Approval of New Sub-Advisory Agreement with Harding Loevner LP (Unaudited)

At a meeting held on February 11-12, 2015, the Board of Directors including the Independent Directors unanimously approved a new Sub-Advisory Agreement among Harding Loevner and the Corporation on behalf of the Old Westbury Large Cap Strategies Fund (the “Fund”) (the “Sub-Advisory Agreement”). The Board noted that, as a key threshold matter, the fees payable to Harding Loevner under the Sub-Advisory Agreement would be paid by the Adviser from the advisory fees that it receives from the Fund.

In approving the Sub-Advisory Agreement with Harding Loevner, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the Sub-Advisory Agreement was in the best interests of the Fund. The Board noted that it had received and reviewed information from the Adviser with respect to Harding Loevner at the February 11-12, 2015 meeting. The Board also noted that it had received and reviewed substantial information regarding Harding Loevner, and the services to be provided by Harding Loevner to the Fund under the Sub-Advisory Agreement. This information, which included a detailed due diligence questionnaire from Harding Loevner, as well as information concerning its organization, compliance program and financial condition, formed, in part, the primary (but not exclusive) basis for the Board’s determinations. The Board also noted that the Independent Directors had met in executive session with their counsel and counsel to the Corporation, as well as with the Adviser to discuss the Adviser’s recommendation regarding Harding Loevner’s appointment. During the executive session, the Independent Directors reviewed their legal responsibilities in approving the Sub-Advisory Agreement and discussed materials and other information provided to them. The Board concluded that they had received adequate information to make a reasonable determination with respect to the approval of the Sub-Advisory Agreement.

The Board’s conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor.

The following summary details the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Sub-Advisory Agreement.

(1) The nature, extent and quality of services to be provided by Harding Loevner.

The Board considered the scope and quality of services to be provided by Harding Loevner, including the fact that Harding Loevner pays the costs of all investment and management facilities necessary for the efficient conduct of its services. The Board also considered, among other things, the qualifications and experience of the individual portfolio managers responsible for managing Harding Loevner’s portion of the Fund, as well as the compliance, operational and trading capabilities of Harding Loevner.

Based on these considerations, as well as those discussed below, the Board concluded that the nature, extent and quality of services to be provided by Harding Loevner were satisfactory.

(2) The performance of Harding Loevner.

The Board considered the performance data provided by Harding Loevner with respect to other accounts and determined that Harding Loevner had demonstrated an ability to appropriately manage assets in the style expected to be used by Harding Loevner in connection with the Fund.

(3) The cost of the advisory services and comparative fee rates.

As previously discussed, the Board noted that Harding Loevner’s fee would be paid entirely by the Adviser. The Directors reviewed the level of the proposed fee against a number of different benchmarks and comparisons.

Based on these considerations, as well as other factors described herein, the Board, including all of the Independent Directors, concluded that Harding Loevner’s sub-advisory fee was fair and reasonable in light of the quality of services to be provided by Harding Loevner.

(4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

The Board discussed whether any economies of scale would be realized with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale. The Board noted in this regard that the proposed sub-advisory fee contained breakpoints and that the Adviser would bear Harding Loevner’s sub-advisory fee. The Directors undertook to continue to monitor the appropriateness of the sub-advisory fee, taking into account the potential impact of economies of scale, as the mandate grew.

137

Old Westbury Funds, Inc.
Approval of New Sub-Advisory Agreement with Harding Loevner LP (Unaudited) - (Continued)

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed whether there were other benefits received by the Adviser, Harding Loevner, or their affiliates, from Harding Loevner’s relationship with the Fund. The Board concluded that any such fall-out benefits (such as soft dollar-credits) resulting from the proposed engagement of Harding Loevner were such that it did not affect the Board’s conclusion that the proposed sub-advisory fee was reasonable.

Conclusion:

The Board, including all of the Independent Directors, concluded that the fee to be paid to Harding Loevner under the Sub-Advisory Agreement was fair and reasonable with respect to the services that Harding Loevner would provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of counsel to the Independent Directors, as well as counsel to the Corporation, in making this determination.

138

Old Westbury Funds, Inc.
Results of Special Meeting of Shareholders of Old Westbury Real Return Fund (Unaudited)

A Special Meeting of Shareholders of the Old Westbury Real Return Fund, a former series of Old Westbury Funds, Inc., was held on March 16, 2015 (the “Meeting”). The following proposal was submitted for a vote of the Fund’s shareholders at the Meeting:

1. To approve a proposal to liquidate and dissolve Old Westbury Real Return Fund, a series of Old Westbury Funds, Inc. pursuant to the Plan of Liquidation adopted by the Board of Directors of Old Westbury Fund, Inc.

With respect to the proposal, the following votes were received:

Shares outstanding as of the record date of the Meeting	68,742,922.504

Shares represented at the Meeting in person or by proxy	67,441,411.709

Shares voted in favor	67,439,069.709

Shares voted against	0

Shares abstaining	2,342.000

Based on the votes received, the proposal was approved by shareholders of the Corporation.

139

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser:

Bessemer Investment Management LLC
630 Fifth Avenue
New York, NY 10111
(212) 708-9100

Distributor:

Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312

Custodians:

Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.

388 Greenwich Street
New York, NY 10013

Administrator:

BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Independent Registered Public
Accounting Firm:

Ernst & Young LLP
5 Times Square
New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307

Cusip 680414604

Cusip 680414109

Cusip 680414406

Cusip 680414505

Cusip 680414703

Cusip 680414802

(A21-SAR2015)

(04/15)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Small & Mid Cap Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Large Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury Strategic Opportunities Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments	April 30, 2015
(Unaudited)

Shares		Value
COMMON STOCKS — 89.3%
AUSTRALIA — 1.6%
29,208	Acrux Ltd.	$20,571
135,571	Adelaide Brighton Ltd.	484,925
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	75,747
119,863	Alcyone Resources Ltd.(b)(c)(d)	19
94,983	ALS Ltd.	396,119
13,518	Altium Ltd.	55,627
218,008	Alumina Ltd.	266,545
32,208	Amalgamated Holdings Ltd.	318,598
102,022	Amcom Telecommunications Ltd.	185,691
32,227	Ansell Ltd.	665,371
14,818	AP Eagers Ltd.	104,364
16,395	APA Group	124,552
117,724	APN News & Media Ltd.(d)	87,571
48,666	Aquarius Platinum Ltd.(d)	6,547
4,250	Arb Corp Ltd.	42,310
129,172	Aristocrat Leisure Ltd.	850,475
1,547,765	Arrium Ltd.	214,345
455,767	Asciano Ltd.	2,384,043
76,846	ASG Group Ltd.(d)	46,217
14,463	Atlas Iron Ltd.(b)(c)	1,373
87,070	Ausdrill Ltd.	30,662
253,296	Ausnet Services	295,658
28,194	Austal Ltd.	44,400
17,417	Austbrokers Holdings Ltd.	117,707
188,262	Australian Agricultural Co. Ltd.(d)	241,350
141,784	Australian Pharmaceutical Industries Ltd.	187,937
54,981	Automotive Holdings Group Ltd.	185,785
345,689	AWE Ltd.(d)	392,561
104,024	Bank of Queensland Ltd.	1,071,801
5,295	BC Iron Ltd.	1,802
831,937	Beach Energy Ltd.	730,774
81,049	Beadell Resources Ltd.	14,431
11,095	Bega Cheese Ltd.	42,408
342,118	Bendigo & Adelaide Bank Ltd.	3,273,195
163,094	Billabong International Ltd.(d)	80,020
2,067	Blackmores Ltd.	104,065
183,375	BlueScope Steel Ltd.	507,900
385,623	Boral Ltd.	1,931,685
20,608	Bradken Ltd.	37,346
15,029	Breville Group Ltd.	91,578
17,433	Brickworks Ltd.	201,416
17,980	BT Investment Management Ltd.	135,882
53,909	Cabcharge Australia Ltd.	193,254
255,734	Cape Lambert Resources Ltd.	7,690
58,430	Cardno Ltd.	159,986
279,117	Carnarvon Petroleum Ltd.(d)	26,506
16,047	carsales.com Ltd.	119,877
Shares		Value
AUSTRALIA (continued)
129,012	Cash Converters International Ltd.	$87,801
9,912	Cedar Woods Properties Ltd.	42,043
78,031	Challenger Ltd.	436,572
3,025,565	Charter Hall Retail REIT	10,319,377
18,195	Cimic Group Ltd.	303,668
84,396	Coal of Africa Ltd.(d)	3,273
52,326	Coca-Cola Amatil Ltd.	425,263
14,586	Cochlear Ltd.	965,313
119,759	Coffey International Ltd.(d)	14,690
66,242	Computershare Ltd.	645,299
6,689	Corporate Travel Management Ltd.	56,586
14,117	Credit Corp. Group Ltd.	128,249
28,009	CSG Ltd.	35,464
133,870	CSR Ltd. - Placement Shares	386,675
16,210	Decmil Group Ltd.	14,816
7,518	Devine Ltd.(d)	4,700
23,943	Dick Smith Holdings Ltd.	39,600
15,520	Domino’s Pizza Enterprises Ltd.	449,882
234,808	Downer EDI Ltd.	823,164
131,193	Drillsearch Energy Ltd.(d)	126,141
22,605	DUET Group	45,258
51,932	DuluxGroup Ltd.	260,141
399,693	Echo Entertainment Group Ltd.	1,435,992
22,445	Elders Ltd.(d)	51,687
399,090	Emeco Holdings Ltd.(d)	31,582
37,250	Energy Resources of Australia Ltd.(d)	39,500
131,257	Energy World Corp. Ltd.(d)	45,184
17	Equity Trustees Ltd.	293
6,453	ERM Power Ltd.	12,920
26,509	Eservglobal Ltd.(d)	7,447
539,780	Fairfax Media Ltd.	446,378
497,336	FAR Ltd.(d)	41,325
16,777	Finbar Group Ltd.	16,994
2,582	Fleetwood Corp. Ltd.	2,677
9,044	Flight Centre Travel Group Ltd.	310,828
23,059	Folkestone Education Trust REIT	40,145
344,026	Fortescue Metals Group Ltd.	590,773
15,730	G.U.D. Holdings Ltd.	98,837
50,035	G8 Education Ltd.	142,939
57,126	GrainCorp Ltd. - Class A	447,999
180,274	Gunns Ltd.(b)(c)(d)	0
73,089	GWA Group Ltd.	144,598
28,670	Hansen Technologies Ltd.	50,367
241,775	Harvey Norman Holdings Ltd.	841,848
1,000	HFA Holdings Ltd.	1,820
105,334	Hillgrove Resources Ltd.(d)	27,508
72,090	Hills Ltd.	38,793
157,057	Horizon Oil Ltd.(d)	14,914
74,364	iiNET Ltd.	584,950
59,560	Iluka Resources Ltd.	384,605
104,051	Imdex Ltd.(d)	27,996
12,050	IMF Bentham Ltd.	17,784

1

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
AUSTRALIA (continued)
425,290	Incitec Pivot Ltd.	$1,342,851
105,134	Independence Group NL	490,868
72,251	Infigen Energy(d)	17,439
40,796	Infomedia Ltd.	40,355
733,489	Invocare Ltd.	7,783,808
53,982	IOOF Holdings Ltd.	430,605
34,010	Iress Ltd.	280,174
21,267	JB Hi-Fi Ltd.	329,693
89,162	Kingsgate Consolidated Ltd.(d)	49,744
392,774	Lynas Corp. Ltd.(d)	13,987
38,545	M2 Group Ltd.	334,919
72,852	MACA Ltd.	51,886
328,362	Macmahon Holdings Ltd.(d)	11,174
24,272	Macquarie Atlas Roads Group	62,617
1,285	Macquarie Telecom Group Ltd.	5,369
16,274	Magellan Financial Group Ltd.	257,054
1,743	Maverick Drilling & Exploration Ltd.(d)	145
34,583	Mayne Pharma Group Ltd.(d)	29,557
18,709	McMillan Shakespeare Ltd.	171,743
78,594	Medusa Mining Ltd.(d)	57,531
10,438	Melbourne IT Ltd.	11,192
330,905	Metcash Ltd.	346,968
97,605	Mincor Resources NL	44,027
96,416	Mineral Resources Ltd.	495,943
114,819	MMA Offshore Ltd.	63,604
920,000	MMG Ltd.	395,275
13,431	Monadelphous Group Ltd.	105,436
59,782	Mortgage Choice Ltd.	130,572
299,441	Mount Gibson Iron Ltd.	48,577
360,572	Myer Holdings Ltd.	393,768
1,050	MyState Ltd.	4,321
24,976	Navitas Ltd.	91,511
128,661	New Hope Corp. Ltd.	222,977
94,155	Newcrest Mining Ltd.(d)	1,076,666
52,364	Newsat Ltd.(b)(c)(d)	4,765
536,185	Nexus Energy Ltd.(b)(d)	0
127,143	NIB Holdings Ltd.	367,244
69,743	Noble Mineral Resources Ltd.(b)(c)(d)	0
150,444	Northern Star Resources Ltd.	263,110
120,369	NRW Holdings Ltd.	18,098
41,135	Nufarm Ltd.	237,306
142,469	OceanaGold Corp.	271,594
34,121	Orica Ltd.	545,435
6,370	Orocobre Ltd.(d)	12,300
72,547	OZ Minerals Ltd.	269,254
23,610	OzForex Group Ltd.	42,225
472,664	Pacific Brands Ltd.	162,709
2,105,155	Pact Group Holdings Ltd.	6,863,585
282,338	Paladin Energy Ltd.(d)	78,200
338,477	PanAust Ltd.	467,406
174,602	Panoramic Resources Ltd.	71,849
19,902	Peet Ltd.	17,954
4,407	Perpetual Ltd.	188,882
105,771	Perseus Mining Ltd.(d)	31,807
Shares		Value
AUSTRALIA (continued)
48,159	Platinum Asset Mangement Ltd.	$288,117
67,411	Platinum Australia Ltd.(b)(c)(d)	320
85,726	PMP Ltd.(d)	29,171
24,941	Premier Investments Ltd.	252,635
130,737	Primary Health Care Ltd.	513,157
25,653	Prime Media Group Ltd.	17,357
61,450	Programmed Maintenance Services Ltd.	136,160
372,464	Qantas Airways Ltd.(d)	999,203
67,738	Qube Holdings Ltd.	149,557
47,987	RCR Tomlinson Ltd.	71,202
6,531	REA Group Ltd.	244,100
30,974	Reckon Ltd.	49,758
95,161	Red Fork Energy Ltd.(b)(d)	339
8,498	Reece Australia Ltd.	229,656
99,706	Regis Resources Ltd.(d)	99,023
570	Reject Shop Ltd. (The)	2,927
51,024	Resolute Mining Ltd.(d)	13,527
27,877	Retail Food Group Ltd.	153,321
101,020	Ridley Corp. Ltd.	90,335
4,191	Ruralco Holdings Ltd.	12,072
10,681	Sandfire Resources NL	41,586
40,866	Santos Ltd.	268,417
383,311	Saracen Mineral Holdings Ltd.(d)	136,500
55,405	Seek Ltd.	712,479
11,618	Select Harvests Ltd.	82,378
182,455	Senex Energy Ltd.(d)	58,476
16,377	Servcorp Ltd.	82,425
19,063	Seven Group Holdings Ltd.	111,030
344,465	Seven West Media Ltd.	344,830
5,711,851	Shopping Centres Australasia Property Group REIT	9,627,780
147,439	Sigma Pharmaceuticals Ltd.	101,508
6,488	Silex Systems Ltd.(d)	2,696
9,054	Sirtex Medical Ltd.	152,254
75,905	Skilled Group Ltd.	77,788
74,485	Slater & Gordon Ltd.	373,704
12,014	SMS Management & Technology Ltd.	31,089
182,994	Southern Cross Media Group Ltd.	154,950
98,163	Spark Infrastructure Group	151,479
189,721	St Barbara Ltd.(d)	59,304
137,375	STW Communications Group Ltd.	70,119
318,101	Sundance Energy Australia Ltd.(d)	152,297
63,254	Sunland Group Ltd.	94,106
22,520	Super Retail Group Ltd.	176,074
298,223	Tabcorp Holdings Ltd.	1,149,317
78,791	Tap Oil Ltd.(d)	18,705
32,713	Tassal Group Ltd.	83,875
341,492	Tatts Group Ltd.	1,091,771
42,660	Technology One Ltd.	131,660
523,796	Ten Network Holdings Ltd.(d)	84,974

2

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
AUSTRALIA (continued)
69,352	TFS Corp. Ltd.	$91,104
57,103	Thorn Group Ltd.	119,298
190,524	Tiger Resources Ltd.(d)	8,896
255,964	Toll Holdings Ltd.	1,818,967
188,636	Toro Energy Ltd.(d)	11,494
66,000	Tox Free Solutions Ltd.	157,732
38,929	TPG Telecom Ltd.	275,410
200,517	Transfield Services Ltd.(d)	229,292
456,872	Transpacific Industries Group Ltd.	276,583
239,665	Treasury Wine Estates Ltd.	1,056,403
92,834	Troy Resources Ltd.(b)(d)	32,692
33,081	UGL Ltd.	45,682
144,020	UXC Ltd.	85,478
101,055	Venture Minerals Ltd.(d)	1,599
60,726	Village Roadshow Ltd.	270,553
492,324	Virgin Australia Holdings Ltd.(d)	198,697
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	0
9,345	Virtus Health Ltd.	56,499
12,385	Vocus Communications Ltd.	56,943
46,951	Washington H. Soul Pattinson & Co. Ltd.	551,748
7,324	Webjet Ltd.	21,445
57,355	Western Areas NL	167,482
112,652	Whitehaven Coal Ltd.(d)	147,093
43,426	Worleyparsons Ltd.	398,637
		88,232,658
AUSTRIA — 0.2%
1,036	Agrana Beteiligungs AG	94,225
401	AMAG Austria Metall AG(e)	14,408
24,805	ams AG	1,362,620
10,618	Andritz AG	622,351
4,521	A-TEC Industries AG(b)(c)(d)	0
5,240	Austria Technologie & Systemtechnik AG	83,490
6,441	BUWOG AG	130,832
12,401	CA Immobilien Anlagen AG	226,273
827	DO & CO AG	61,204
3,052	EVN AG	34,835
589	Flughafen Wien AG	52,909
1,625	Lenzing AG	110,482
1,068	Mayr Melnhof Karton AG	124,058
14,426	Oesterreichische Post AG	702,113
96,715	OMV AG	3,230,747
3,404	Palfinger AG	102,129
30,177	POLYTEC Holding AG	255,860
19,857	Raiffeisen Bank International AG	334,224
6,198	RHI AG	178,788
516	Rosenbauer International AG	49,237
29,138	S IMMO AG	272,603
6,174	Schoeller-Bleckmann Oilfield Equipment AG	436,746
Shares		Value
AUSTRIA (continued)
2,386	Semperit AG Holding	$109,429
22,305	Strabag SE	521,942
2,205	UNIQA Insurance Group AG	21,763
4,874	Verbund AG	82,940
6,198	Vienna Insurance Group AG Wiener Versicherung Gruppe	247,338
69,490	Voestalpine AG	2,919,768
40,993	Wienerberger AG	667,191
1,597	Wolford AG(d)	43,037
6,441	Zumtobel Group AG	176,793
		13,270,335
BAHAMAS — 0.0%
488	United International Enterprises	86,014
BELGIUM — 0.4%
13,486	Ackermans & van Haaren NV	1,650,562
125,362	Ageas	4,718,371
97,067	AGFA - Gevaert NV(d)	243,924
22,952	AGFA - Gevaert NV - VVPR Strip(b)(c)(d)	0
129	Banque Nationale de Belgique	482,778
4,758	Barco NV	321,620
59,182	Belgacom SA	2,213,203
62,471	BHF Kleinwort Benson Group(d)	298,119
15,350	Bpost SA	440,805
4,774	Cie d’Entreprises CFE	517,555
1,433	Cie Immobiliere de Belgique SA	83,526
2,727	Cie Maritime Belge SA	38,306
1,454	Cofinimmo SA REIT	160,601
21,414	Colruyt SA	1,014,447
23,480	Deceuninck NV	51,411
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
62,113	Delhaize Group SA	5,027,820
10,300	D’ieteren SA NV	402,648
9,725	Econocom Group SA	85,207
7,345	Elia System Operator SA NV	326,100
6,864	Euronav NV(d)	94,953
5,790	EVS Broadcast Equipment SA	226,213
5,314	Exmar NV	56,166
7,223	Fagron NV	319,426
2,849	Galapagos NV(d)	120,187
972	Intervest Offices & Warehouses NV REIT	27,220
8,230	Ion Beam Applications(d)	204,505
151	Jensen-Group NV	3,448
10,615	Kinepolis Group NV	411,804
207	Lotus Bakeries	291,526
7,910	Melexis NV	489,296
11,572	Mobistar SA(d)	220,892
12,559	NV Bekaert SA	366,720
15,645	Nyrstar - VVPR Strip(b)(c)(d)	0
31,275	Nyrstar NV(d)	122,910
1,265	RealDolmen(d)	25,582

3

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
BELGIUM (continued)
4,505	Recticel SA	$21,473
118	Resilux	20,855
30	Retail Estates NV REIT	2,527
5,564	Sioen Industries NV	91,308
2,522	Sipef NV	143,970
12,623	Telenet Group Holding NV(d)	758,863
15,933	Tessenderlo Chemie NV(d)	525,083
1,410	Tessenderlo Chemie NV - VVPR Strip(b)(c)(d)	0
34,159	Umicore SA	1,701,641
1,563	Van de Velde NV	93,420
6,098	Viohalco SA(d)	18,145
1,956	Warehouses De Pauw SCA REIT	155,454
		24,590,590
BERMUDA — 0.9%
151,229	Archer Ltd.(d)	56,035
286,000	Argo Group International Holdings Ltd.(c)	14,011,140
206,975	Catlin Group Ltd.	2,229,968
400,000	Endurance Specialty Holdings Ltd.	24,152,000
80,000	Helen of Troy Ltd.(d)	7,008,800
101,412	Hiscox Ltd.	1,282,691
4,846	Hoegh LNG Holdings Ltd.	65,324
100,000	James River Group Holdings Ltd.	2,364,000
197,400	Wilson Sons Ltd. - BDR	2,040,205
		53,210,163
BRAZIL — 0.7%
613,000	Abril Educacao SA(d)	2,508,601
7,300	AES Tiete SA	34,623
4,900	AES Tiete SA - Preference Shares	27,794
6,300	Aliansce Shopping Centers SA	35,400
47,274	Alpargatas SA - Preference Shares	157,217
283,400	Alupar Investimento SA - Units	1,685,567
2,000	Arezzo Industria e Comercio SA	16,263
45,407	Banco ABC Brasil SA - Preference Shares	199,686
15,800	Banco Daycoval SA - Preference Shares	42,005
82,190	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	309,616
16,000	Banco Industrial e Comercial SA - Preference Shares(d)	39,563
34,829	Banco Pan SA - Preference Shares	19,998
22,247	Banco Pine SA - Preference Shares	38,986
16,200	Banco Sofisa SA - Preference Shares	12,420
9,700	Bematech SA	31,325
Shares		Value
BRAZIL (continued)
7,800	BHG SA - Brazil Hospitality Group(d)	$48,825
27,507	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	112,750
18,392	BR Malls Participacoes SA	100,233
25,200	Brasil Brokers Participacoes SA	23,670
12,400	Brasil Insurance Participacoes e Administracao SA	7,696
23,700	Brasil Pharma SA(d)	5,742
98,418	Braskem SA - Class A, Preference Shares	406,679
13,200	Centrais Eletricas Brasileiras SA	31,894
13,800	Centrais Eletricas Brasileiras SA - Preference B Shares	40,123
3,200	Centrais Eletricas Santa Catarina - Preference Shares	22,219
36,400	CETIP SA - Mercados Organizados	414,626
3,600	Cia de Gas de Sao Paulo - Class A, Preference Shares	62,908
5,500	Cia de Saneamento Basico do Estado de Sao Paulo	32,493
2,900	Cia de Saneamento de Minas Gerais-COPASA	17,691
4,000	Cia de Saneamento do Parana - Preference Shares	6,638
1,992	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	27,451
5,100	Cia Energetica de Minas Gerais	24,781
7,500	Cia Energetica de Minas Gerais - Preference Shares	36,219
10,800	Cia Energetica de Sao Paulo -Class B, Preference Shares	66,959
2,075	Cia Energetica do Ceara - Class A, Preference Shares	29,304
11,708	Cia Ferro Ligas da Bahia-Ferbasa - Preference Shares	31,437
34,400	Cia Hering	203,229
14,000	Cia Paranaense de Energia - Class B, Preference Shares	153,756
18,300	Cia Providencia Industria e Comercio SA(d)	51,749
182,500	Cia Siderurgica Nacional SA	497,901
8,420	Contax Participacoes SA – Units	21,854
3,000	Cosan Logistica SA(d)	2,330
20,700	Cosan SA Industria e Comercio	199,515
23,322	CPFL Energia SA	151,484
43,540	Cyrela Brazil Realty SA Empreendimentos e Participacoes	169,076
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,208
18,152	Direcional Engenharia SA	37,594
150,879	Duratex SA	426,154

4

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
BRAZIL (continued)
19,400	EcoRodovias Infraestrutura e Logistica SA	$57,113
15,500	EDP - Energias do Brasil SA	57,824
390,320	Embraer SA	3,046,956
14,569	Equatorial Energia SA	153,429
9,000	Estacio Participacoes SA	53,380
61,986	Eternit SA	65,834
69,100	Even Construtora e Incorporadora SA	111,461
24,032	Ez Tec Empreendimentos e Participacoes SA	151,229
174,178	Fibria Celulose SA(d)	2,451,135
451,000	Fleury SA	2,498,279
403	Forjas Taurus SA(d)	443
179,400	GAEC Educacao SA	1,158,706
108,200	Gafisa SA	97,680
27,600	Gerdau SA	69,803
351,685	Gerdau SA - Preference Shares	1,145,067
23,400	Gol-Linhas Aereas Inteligentes SA - Preference Shares(d)	59,258
25,600	Grendene SA	151,156
4,500	Guararapes Confeccoes SA	121,381
57,540	Helbor Empreendimentos SA	61,303
17,700	Hypermarcas SA(d)	116,905
292,700	Iguatemi Empresa de Shopping Centers SA	2,614,234
3,800	International Meal Company Alimentacao SA	9,421
9,170	Iochpe-Maxion SA	33,692
30,034	JHSF Participacoes SA	18,740
510,400	JSL SA	1,961,676
1,600	Kepler Weber SA	16,813
25,300	Klabin SA - Units	155,346
182,384	Kroton Educacional SA	669,499
7,200	Light SA	41,055
105,700	Linx SA	1,545,708
23,275	Localiza Rent a Car SA	272,847
17,810	Log-In Logistica Intermodal SA(d)	17,497
22,050	Lojas Americanas SA	95,286
68,300	Lojas Americanas SA - Preference Shares	386,730
32,200	Lojas Renner SA	1,124,507
21,100	LPS Brasil Consultoria de Imoveis SA	39,778
3,300	M Dias Branco SA	93,974
39,148	Magnesita Refratarios SA	37,940
264,700	Mahle-Metal Leve SA	1,793,981
29,880	Marcopolo SA - Preference Shares	27,371
131,084	Marfrig Global Foods SA(d)	178,378
4,500	Marisa Lojas SA	21,343
27,800	Minerva SA(d)	79,166
90,600	MRV Engenharia e Participacoes SA	245,072
8,450	Multiplan Empreendimentos Imobiliarios SA	147,239
Shares		Value
BRAZIL (continued)
11,300	Multiplus SA	$124,516
34,400	Natura Cosmeticos SA	323,226
587,600	Odontoprev SA	2,061,412
2,420	Oi SA(d)	4,538
131,200	Ouro Fino Saude Animal Participacoes SA	1,247,575
16,200	Parana Banco SA - Preference Shares	62,209
66,719	Paranapanema SA(d)	85,033
345,500	PDG Realty SA Empreendimentos e Participacoes(d)	59,629
47,400	Porto Seguro SA	585,076
7,300	Portobello SA	8,335
5,800	Profarma Distribuidora de Produtos Farmaceuticos SA	15,670
16,500	QGEP Participacoes SA	39,704
16,674	Qualicorp SA(d)	134,534
38,309	Raia Drogasil SA	432,684
93,312	Randon Participacoes SA - Preference Shares	124,501
12,900	Restoque Comercio e Confeccoes de Roupas SA	38,106
6,200	Rodobens Negocios Imobiliarios SA	15,433
11,674	Rossi Residencial SA(d)	8,795
518,850	Rumo Logistica Operadora Multimodal SA(d)	225,591
17,250	Santos Brasil Participacoes SA - Units	66,986
16,200	Sao Martinho SA	204,103
6,775	Saraiva SA Livreiros Editores - Preference Shares	11,086
16,000	SLC Agricola SA	91,711
3,200	Smiles SA	54,910
121,173	Sul America SA - Units	568,272
134,153	Suzano Papel e Celulose SA - Class A, Preference Shares	671,889
19,100	Tecnisa SA	24,343
2,800	Tempo Participacoes SA	2,797
2,700	Totvs SA	31,642
4,500	Transmissora Alianca de Energia Eletrica SA - Units	29,587
212,000	Tupy SA	1,190,541
7	Unipar Carbocloro SA - Preference Shares	10
2,203	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	34,256
52,200	Vanguarda Agro SA(d)	15,593
20,400	WEG SA	109,145
		40,584,325
CAMBODIA — 0.0%
416,000	NagaCorp Ltd.	300,035

5

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
CANADA — 1.8%
23,100	5N Plus, Inc.(d)	$38,867
2,275	Absolute Software Corp.	18,705
908	Acadian Timber Corp.	14,299
76,153	Advantage Oil & Gas Ltd.(d)	471,498
23,738	Aecon Group, Inc.	257,940
2,700	AG Growth International, Inc.	117,019
33,429	AGF Management Ltd. - Class B	213,901
1,910	AGT Food & Ingredients, Inc.	42,253
2,500	Air Canada(d)	23,871
1,100	Akita Drilling Ltd. - Class A	9,728
21,500	Alamos Gold, Inc.	148,620
2,681	Algoma Central Corp.	37,576
46,800	Algonquin Power & Utilities Corp.	381,305
9,600	AltaGas Ltd.	326,233
4,000	Altus Group Ltd.	66,904
20,500	Amerigo Resources Ltd.(d)	7,136
1,963	Arsenal Energy, Inc.	6,492
8,100	Atco Ltd. - Class I	307,015
31,504	Athabasca Oil Corp.(d)	57,707
8,100	ATS Automation Tooling Systems, Inc.(d)	89,358
38,581	AuRico Gold, Inc.	134,626
2,900	AutoCanada, Inc.	96,026
5,900	Avigilon Corp.(d)	101,814
285,186	B2Gold Corp.(d)	446,748
4,279	Badger Daylighting Ltd.	106,186
128,700	Bankers Petroleum Ltd.(d)	382,953
19,100	Baytex Energy Corp.	373,135
104,572	Bellatrix Exploration Ltd.(d)	328,494
59,400	Birchcliff Energy Ltd.(d)	429,315
6,842	Bird Construction, Inc.	64,932
24,838	Black Diamond Group Ltd.	348,535
57,600	BlackBerry Ltd.(d)	584,832
194,379	BlackPearl Resources, Inc.(d)	196,554
700	Boardwalk Real Estate Investment Trust, REIT	35,252
203,200	Bombardier Inc. - Class B	410,947
25,579	Bonavista Energy Corp.	176,180
6,037	Bonterra Energy Corp.	192,994
3,200	Boralex, Inc. - Class A	36,734
3,200	BRP, Inc.(d)	71,002
945,624	CAE, Inc.	11,733,105
8,913	Calfrac Well Services Ltd.	74,170
28,711	Canaccord Genuity Group, Inc.	164,913
59,431	Canacol Energy Ltd.(d)	193,588
11,200	Canadian Apartment Properties REIT	270,787
45,555	Canadian Energy Services & Technology Corp.	229,946
900	Canadian Real Estate Investment Trust	34,023
60,200	Canadian Western Bank	1,565,250
10,832	Canam Group, Inc. - Class A	123,179
30,077	CanElson Drilling, Inc.	114,674
58,900	Canexus Corp.	97,638
Shares		Value
CANADA (continued)
44,643	Canfor Corp.(d)	$884,720
13,488	Canfor Pulp Products, Inc.	172,275
8,000	CanWel Building Materials Group Ltd.	37,132
4,988	Canyon Services Group, Inc.	33,984
4,300	Capital Power Corp.	88,566
58,401	Capstone Infrastructure Corp.	179,100
199,374	Capstone Mining Corp.(d)	277,620
43,552	Cascades, Inc.	252,685
1,675	Cathedral Energy Services Ltd.	3,276
15,007	CCL Industries, Inc. - Class B	1,725,339
35,200	Celestica, Inc.(d)	429,752
52,507	Centerra Gold, Inc.	271,565
65,595	Cequence Energy Ltd.(d)	54,912
1,168	Cervus Equipment Corp.	17,997
59,855	Chinook Energy, Inc.(d)	66,478
6,000	Cineplex, Inc.	240,199
51	Claude Resources, Inc.(d)	30
9,100	Cogeco Cable, Inc.	521,261
2,464	Cogeco, Inc.	110,528
28,271	COM DEV International Ltd.	115,755
3,600	Computer Modelling Group Ltd.	39,715
3,297	Constellation Software, Inc.	1,292,566
72,039	Copper Mountain Mining Corp.(d)	86,578
1,912	Corby Spirit and Wine Ltd.	37,257
46,922	Corus Entertainment, Inc. - Class B	721,428
50,217	Cott Corp.	437,864
18,500	Counsel Corp.(d)	36,495
71,407	Crew Energy, Inc.(d)	316,641
54,295	DeeThree Exploration Ltd.(d)	331,215
85,438	Delphi Energy Corp.(d)	118,261
6,900	Descartes Systems Group, Inc. (The)(d)	103,686
23,169	DH Corp.	811,923
2,671	DHX Media Ltd. - Variable Voting	18,264
1,759	DirectCash Payments, Inc.	26,870
43,862	Dollarama, Inc.	2,518,657
38,640	Dominion Diamond Corp.	761,591
12,800	Dorel Industries, Inc. - Class B	376,627
19,762	Dundee Precious Metals, Inc.(d)	47,665
683	E-L Financial Corp. Ltd.	362,304
130,600	Eldorado Gold Corp.	650,564
12,419	Enbridge Income Fund Holdings, Inc.	400,105
40,500	Endeavour Silver Corp.(d)	82,242
7,668	EnerCare, Inc.	93,808
10,875	Enerflex Ltd.	145,841
936	Energy Fuels, Inc.(d)	4,639
89,806	Enerplus Corp.	1,135,880
2,342	Enghouse Systems Ltd.	100,202
63,716	Ensign Energy Services, Inc.	508,038

6

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
CANADA (continued)
14,642	Epsilon Energy Ltd.(d)	$46,723
1,842	Equitable Group, Inc.	93,283
51,113	Essential Energy Services Trust(d)	47,872
1,900	Evertz Technologies Ltd.	25,969
3,224	Exchange Income Corp.	59,403
5,600	Exco Technologies Ltd.	71,247
38	EXFO, Inc.(d)	129
4,200	Extendicare, Inc.	27,431
3,100	Fiera Capital Corp.	35,252
29,114	Finning International, Inc.	596,517
5,334	First Capital Realty Inc.	88,421
18,600	First Majestic Silver Corp.(d)	90,649
9,700	FirstService Corp.	634,982
35,000	Fortuna Silver Mines, Inc.(d)	132,574
1,088	Gamehost, Inc.	11,173
23,321	Genworth MI Canada, Inc.	679,431
24,104	Gibson Energy, Inc.	555,800
6,300	Glentel, Inc.	131,326
5,865	Gluskin Sheff + Associates, Inc.	138,154
2,537	GMP Capital, Inc.	10,766
65,816	Gran Tierra Energy, Inc.(d)	246,026
1,295	Granite Real Estate Investment Trust	44,909
18,452	Great Canadian Gaming Corp.(d)	361,699
5,535	Guardian Capital Group Ltd. - Class A	84,872
5,100	Guyana Goldfields, Inc.(d)	13,189
6,200	Heroux-Devtek, Inc.(d)	52,159
1,340	High Liner Foods, Inc.	26,367
2,065	HNZ Group, Inc.	33,358
10,700	Home Capital Group, Inc.	422,324
41,727	Horizon North Logistics, Inc.	115,860
40,000	HudBay Minerals, Inc.	395,524
4,300	Hudson’s Bay Co.	93,983
67,800	IAMGOLD Corp.(d)	151,728
9,300	IMAX Corp.(d)	347,448
21,600	Imperial Metals Corp.(d)	234,351
15,200	Industrial Alliance Insurance and Financial Services, Inc.	553,197
19,579	Innergex Renewable Energy, Inc.	182,077
3,800	Interfor Corp.(d)	54,394
25,626	Intertape Polymer Group, Inc.	348,972
22,616	Jean Coutu Group PJC, Inc. (The) Class A	440,136
10,100	Just Energy Group, Inc.	54,246
121,087	Katanga Mining Ltd.(d)	26,596
1,300	K-Bro Linen, Inc.	55,804
8,230	Keyera Corp.	289,704
2,900	Killam Properties, Inc.	26,007
1,953	Kingsway Financial Services, Inc.(d)	11,250
169,400	Kinross Gold Corp.(d)	411,390
18,100	Kirkland Lake Gold, Inc.(d)	88,362

Shares		Value
CANADA (continued)
6,230	Knight Therapeutics, Inc.(d)	$38,211
24,500	Lake Shore Gold Corp.(d)	24,165
3,500	Laurentian Bank of Canada	140,087
106,053	Legacy Oil & Gas, Inc.(d)	254,035
2,282	Leisureworld Senior Care Corp.	29,166
8,626	Leon’s Furniture Ltd.	110,247
35,826	Leucrotta Exploration, Inc.(d)	33,851
38,528	Lightstream Resources Ltd.	43,110
22,110	Linamar Corp.	1,313,222
3,060	Liquor Stores N.A. Ltd.	36,269
62,600	Long Run Exploration Ltd.	48,772
70,300	Lucara Dianmond Corp.(d)	118,283
57,800	Lundin Mining Corp.(d)	287,443
16,046	MacDonald Dettwiler & Associates Ltd.	1,273,838
9,230	Magellan Aerospace Corp.	103,278
500	Mainstreet Equity Corp.(d)	15,412
26,595	Major Drilling Group International, Inc.	142,619
73,233	Mandalay Resources Corp.	54,629
10,728	Manitoba Telecom Services, Inc.	230,921
35,000	Maple Leaf Foods, Inc.	671,571
36,498	Martinrea International, Inc.	364,526
2,300	McCoy Global, Inc.	7,873
6,800	Medical Facilities Corp.	92,207
30,500	MEG Energy Corp.(d)	588,259
1,400	Melcor Developments Ltd.	20,202
60,132	Metro, Inc.	1,738,420
11,507	Mitel Networks Corp.(d)	107,202
167,700	Morguard Real Estate Investment Trust	2,407,430
10,302	Morneau Shepell, Inc.	152,075
700	MTY Food Group, Inc.	19,315
22,000	Mullen Group Ltd.	381,467
93,837	Nevsun Resources Ltd.	370,215
7,829	New Flyer Industries, Inc.	92,923
36,800	New Gold, Inc.(d)	123,531
20,348	Newalta Corp.	277,097
6,702	Norbord, Inc.	135,207
498	North American Energy Partners, Inc.	1,428
14,146	North West Co. Inc., (The)	290,307
226,900	Northern Property Real Estate Investment Trust	4,720,423
5,929	Northland Power, Inc.	84,770
17,600	NuVista Energy Ltd.(d)	130,414
9,240	Osisko Gold Royalties Ltd.	123,838
1,900	Ovivo, Inc.(d)	2,646
19,616	Painted Pony Petroleum Ltd.(d)	121,452
11,236	Pan American Silver Corp.	107,564
3,300	Paramount Resources Ltd. - Class A(d)	97,619
68,524	Parex Resources, Inc.(d)	549,782
24,088	Parkland Fuel Corp.	525,883
203,489	Pason Systems, Inc.	3,663,308

7

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
CANADA (continued)
317,833	Pengrowth Energy Corp.	$1,066,907
14,700	Peyto Exploration & Development Corp.	427,293
2,107	PHX Energy Services Corp.	12,172
2,100	Points International Ltd.(d)	23,620
144,353	Precision Drilling Corp.(f)	1,050,493
7,336	Premium Brands Holdings Corp.	192,688
35,209	Primero Mining Corp.(d)	129,863
37,060	Progressive Waste Solutions Ltd.	1,071,100
816	Progressive Waste Solutions Ltd.	23,591
9,335	Pulse Seismic, Inc.	21,277
5,060	QLT, Inc.(d)	18,453
27,400	Quebecor, Inc. - Class B	753,528
33,885	Questerre Energy Corp. - Class A(d)	8,987
10,943	RB Energy, Inc.(c)(d)	28
5,317	Reitmans (Canada) Ltd. - Class A	30,805
4,400	Richelieu Hardware Ltd.	229,755
10,567	Richmont Mines, Inc.(d)	33,983
400,000	Ritchie Bros Auctioneers, Inc.	10,116,000
206,800	Ritchie Bros. Auctioneers, Inc.	5,232,991
70,832	RMP Energy, Inc.(d)	190,216
14,331	Rock Energy, Inc.(d)	40,386
4,630	Rocky Mountain Dealerships, Inc.	34,308
16,612	Rogers Sugar, Inc.	62,648
41,707	RONA, Inc.	548,949
13,600	Russel Metals, Inc.	311,115
9,500	Sandstorm Gold Ltd.(d)	33,780
131,200	Sandvine Corp.(d)	457,814
12,300	Savanna Energy Services Corp.	20,390
10,700	Secure Energy Services, Inc.	151,299
12,200	SEMAFO, Inc.(d)	37,515
14,000	ShawCor Ltd.	474,016
27,800	Sherritt International Corp.	57,605
15,000	Sierra Wireless, Inc.(d)	527,020
600	Silver Standard Resources, Inc.(d)	3,262
19,231	Sprott, Inc.	42,240
7,730	Spyglass Resources Corp.	2,210
1,300	Stantec, Inc.	35,116
7,060	Stella-Jones, Inc.	254,488
500	Strad Energy Services Ltd.	1,247
22,548	Student Transportation, Inc.	127,457
20,826	SunOpta, Inc.(d)	215,251
13,600	Superior Plus Corp.	156,346
37,913	Surge Energy, Inc.	137,951
41,700	Taseko Mines Ltd.(d)	34,908
29,951	Tembec, Inc.(d)	69,013
175,990	Teranga Gold Corp.(d)	99,190
42,529	Teranga Gold Corp. - CDI(d)	25,242
64,769	Timmins Gold Corp.(d)	39,726

Shares		Value
CANADA (continued)
7,324	TMX Group Ltd.	$326,408
27,974	TORC Oil & Gas Ltd.	243,454
23,345	Toromont Industries Ltd.	607,763
19,100	Torstar Corp. - Class B	113,983
22,950	Total Energy Services, Inc.	292,938
112,664	TransAlta Corp.	1,120,570
27,990	Transcontinental, Inc. - Class A	431,044
6,300	TransForce, Inc.	142,292
46,000	TransGlobe Energy Corp.	209,697
28,200	Trican Well Service Ltd.	119,204
10,800	Trilogy Energy Corp.	82,443
88,909	Trinidad Drilling Ltd.	373,617
217,124	Twin Butte Energy Ltd.	151,168
6,856	Uni-Select, Inc.	238,667
3,080	Valener, Inc.	43,245
32,400	Veresen, Inc.	487,141
3,504	Wajax Corp.	74,146
11,900	West Fraser Timber Co. Ltd.	612,310
35,897	Western Energy Services Corp.	209,759
31,338	Western Forest Products, Inc.	47,533
6,800	Westjet Airlines Ltd.	153,697
1,400	Westshore Terminals Investment Corp.	37,028
7,900	Whistler Blackcomb Holdings, Inc.	119,433
103,511	Whitecap Resources, Inc.	1,282,627
69,700	Wi-Lan, Inc.	170,423
4,348	Winpak Ltd.	141,305
6,916	WSP Global, Inc.	246,488
416	Xtreme Drilling & Coil Services Corp.(d)	721
252,826	Yamana Gold, Inc.	966,040
9,200	Yangarra Resources Ltd.(d)	13,802
800	Yellow Pages Ltd.(d)	10,443
6,418	Zargon Oil & Gas Ltd.	18,618
		103,436,854
CAYMAN ISLANDS — 0.0%
58,000	Endeavour Mining Corp.(d)	30,286
CHILE — 0.1%
302,903	Aguas Andinas SA - Class A	178,310
109,821	Banmedica SA	231,528
17,394	CAP SA	61,861
18,733	Cia Sud Americana de Vapores SA(d)	712
27,430,577	CorpBanca SA	310,744
45,839	E.Cl SA	74,568
9,007	Embotelladora Andina SA - Class B, Preference Shares	28,699
34,238	ENTEL Chile SA	385,958
11,402	Forus SA	49,959
12,790	Gasco SA	96,712
312,074	Inversiones Aguas Metropolitanas SA	508,686
3,187	Latam Airlines Group SA - BDR(d)	30,146

8

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
CHILE (continued)
54,038	Multiexport Foods SA(d)	$9,718
33,652	Parque Arauco SA	63,271
22,204	PAZ Corp. SA	14,158
2,318	Salfacorp SA	1,895
155,626	Sigdo Koppers SA	233,089
1,023	Sociedad Matriz SAAM SA(d)	90
59,147	Sonda SA	139,733
109,535	Vina Concha y Toro SA	223,064
		2,642,901
CHINA — 1.3%
81,000	361 Degrees International Ltd.	31,572
1,594,000	AAC Technologies Holdings, Inc.	8,463,025
597,250	Agile Property Holdings Ltd.	500,884
182,000	Angang Steel Co. Ltd. - H Shares	151,930
2,000	Anhui Expressway Co. Ltd. - H Shares	1,734
104,000	ANTA Sports Products Ltd.	229,186
408,000	Anton Oilfield Services Group	98,966
496,500	Asia Cement China Holdings Corp.	286,348
96,000	Aupu Group Holding Co. Ltd.	28,488
140,000	AVIC International Holdings Ltd.(d)	156,247
444,000	AviChina Industry & Technology Co. - H Shares	505,265
170,500	Baoxin Auto Group Ltd.	135,070
104,000	Baoye Group Co. Ltd. - H Shares	86,683
314,000	BBMG Corp. - H Shares	389,738
924,000	Beijing Capital International Airport Co. Ltd. - H Shares	985,927
642,000	Beijing Capital Land Ltd. - H Shares	531,787
82,000	Beijing Jingneng Clean Energy Co. Ltd. - H Shares	40,733
184,000	Beijing North Star Co. Ltd. - H Shares	86,177
33,000	Biostime International Holdings Ltd.	151,576
47,000	Boer Power Holdings Ltd.	90,840
34,500	Bracell Ltd.	5,965
494,000	BYD Electronic International Co. Ltd.	745,728
427,656	Central China Real Estate Ltd.	127,460
32,000	Changshouhua Food Co. Ltd.	25,392
249,000	Chaowei Power Holdings Ltd.	178,946
70,000	China Animal Healthcare Ltd.(b)(c)	46,964
781,000	China Aoyuan Property Group Ltd.	175,335
182,000	China Automation Group Ltd.(d)	32,405
652,857	China BlueChemical Ltd. - H Shares	291,448

Shares		Value
CHINA (continued)
305,000	China Child Care Corp. Ltd.	$62,176
562,000	China Communications Services Corp. Ltd. - H Shares	317,598
262,500	China COSCO Holdings Co. Ltd. - H Shares(d)	242,499
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	20,139
65,000	China Dredging Environment Protection Holdings Ltd.(d)	15,934
186,000	China Eastern Airlines Corp. Ltd. - H Shares(d)	143,750
437,500	China Galaxy Securities Co. Ltd. - H Shares	719,143
18,196	China Gold International Resources Corp. Ltd.(d)	30,465
23,308	China Great Star International Ltd.(d)	54,248
148,500	China Hongqiao Group Ltd.	138,909
151,500	China Huiyuan Juice Group Ltd.(d)	59,227
30,700	China International Marine Containers Group Co. Ltd. - H Shares	82,983
78,000	China ITS Holdings Co. Ltd.	12,177
631,000	China Lesso Group Holdings. Ltd.	465,686
66,000	China Lilang Ltd.	68,635
111,000	China Longyuan Power Group Corp. - H Shares	138,346
211,000	China Machinery Engineering Corp. - H Shares	280,950
135,000	China Medical System Holdings Ltd.	238,628
66,000	China Mengniu Dairy Co. Ltd.	334,234
405,000	China Modern Dairy Holdings Ltd.(d)	165,124
138,000	China Molybdenum Co. Ltd. - H Shares	138,346
342,084	China National Building Material Co. Ltd. - H Shares	416,651
773,000	China National Materials Co. Ltd. - H Shares	285,242
216,000	China Rare Earth Holdings Ltd.(d)	49,049
184,000	China Sanjiang Fine Chemicals Co. Ltd.	79,292
648,400	China SCE Property Holdings Ltd.(d)	135,527
309,488	China Shanshui Cement Group Ltd.(b)(c)	251,167
49,000	China Shineway Pharmaceutical Group Ltd.	83,452
961,093	China Shipping Container Lines Co. Ltd. - H Shares(d)	544,374
600,000	China Shipping Development Co. Ltd., H Shares(d)	503,964
358,000	China Southern Airlines Co. Ltd. - H Shares	350,584

9

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
CHINA (continued)
153,000	China Suntien Green Energy Corp. Ltd. - H Shares	$41,258
164,000	China Taifeng Beddings Holdings Ltd.(b)(c)(d)	22,853
272,000	China Tontine Wines Group Ltd.(d)	12,809
280,000	China Yurun Food Group Ltd.(d)	97,180
295,500	China ZhengTong Auto Services Holdings Ltd.	202,451
330,000	China Zhongwang Holdings Ltd.	200,966
246,000	Chinasoft International Ltd.(b)(d)	140,607
30,000	Chongqing Iron & Steel Co. Ltd. - H Shares(d)	9,212
270,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	59,570
303,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	271,312
169,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(d)	51,242
158,000	Comtec Solar Systems Group Ltd.(d)	26,297
584,000	Coolpad Group Ltd.	218,514
137,443	Country Garden Holdings Co. Ltd.	74,480
4,581,000	CPMC Holdings Ltd.	3,558,150
200,000	CSPC Pharmaceutical Group Ltd.	207,985
1,884,000	CT Environmental Group Ltd.	2,649,567
104,000	Da Ming International Holdings, Ltd.	47,367
408,000	Dalian Port PDA Co. Ltd. - H Shares	223,200
498,000	Daphne International Holdings Ltd.	138,788
37,200	Dongfang Electric Corp. Ltd. - H Shares	84,666
576,000	Dongyue Group Ltd.	245,247
130,000	ENN Energy Holdings Ltd.	939,288
665,000	Evergrande Real Estate Group Ltd.	630,633
843,000	Fantasia Holdings Group Co. Ltd.	138,133
616,000	FIH Mobile Ltd.(d)	329,040
2,937,000	Fu Shou Yuan International Group Ltd.	1,576,394
583,600	Fufeng Group Ltd.	457,058
2,830,000	Geely Automobile Holdings Ltd.	1,599,293
148,000	Golden Eagle Retail Group Ltd.	221,889
1,120,600	GOME Electrical Appliances Holdings Ltd.	287,721
144,000	Goodbaby International Holdings Ltd.	65,957
Shares		Value
CHINA (continued)
226,000	Greatview Aseptic Packaging Co. Ltd.	$136,465
111,000	Greenland Hong Kong Holdings Ltd.	113,570
325,500	Greentown China Holdings Ltd.	404,851
612,000	Guangshen Railway Co. Ltd. - H Shares	406,655
407,753	Guangzhou Automobile Group Co. Ltd. - H Shares	444,551
60,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	229,919
122,400	Guangzhou R&F Properties Co. Ltd. - H Shares	156,661
252,000	Guodian Technology & Environment Group Co. Ltd. - H Shares	43,243
2,287,000	Haitian International Holdings Ltd.	5,700,865
232,000	Harbin Electric Co. Ltd. - H Shares	190,975
5,627,000	Hilong Holding Ltd.	2,134,478
38,000	Hisense Kelon Electrical Holdings Co. Ltd. - H Shares(d)	36,919
32,000	HNA Infrastructure Company Ltd.	33,525
437,000	Honghua Group Ltd.	60,330
82,000	HOSA International Ltd.	42,214
82,000	Huadian Fuxin Energy Corp. Ltd.	44,330
138,000	Huadian Power International Corp. Ltd. - H Shares	152,947
1,622,000	Huaneng Renewables Corp. Ltd. - H Shares	711,537
46,500	Intime Retail Group Co. Ltd.	52,196
30,000	Jiangsu Expressway Co. Ltd. - H Shares	41,339
424,000	Jiangxi Copper Co. Ltd. - H Shares	879,669
92,000	Jingwei Textile Machinery - H Shares	142,916
124,000	Jintian Pharmaceutical Group Ltd.	66,235
1,235,000	Kaisa Group Holdings Ltd.(b)(c)	248,576
376,000	Kingdee International Software Group Co. Ltd.(d)	224,129
465,000	KWG Property Holding Ltd.	472,166
64,000	Leoch International Technology Ltd.(d)	9,579
76,000	Li Heng Chemical Fibre Technologies Ltd.(d)	8,041
91,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares(d)	70,094
128,000	Lifetech Scientific Corp.(d)	23,782
6,000	Livzon Pharmaceutical Group, Inc.	43,352

10

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
CHINA (continued)
528,500	Longfor Properties Co. Ltd.	$920,548
652,000	Lonking Holdings Ltd.	162,358
910,000	Maanshan Iron & Steel Co. Ltd. - H Shares(d)	354,581
594,000	Maoye International Holdings Ltd.	131,820
35,000	Metallurgical Corp. of China Ltd. - H Shares	20,728
4,041,000	Microport Scientific Corp.(d)	2,262,799
138,000	Minth Group Ltd.	346,489
68,000	Nature Home Holding Co. Ltd.	10,353
80,000	NVC Lighting Holdings Ltd.(b)(c)	6,890
132,000	O-Net Communications Group Ltd.(d)	36,446
49,800	Pacific Online Ltd.	26,729
602,000	Parkson Retail Group Ltd.	153,014
197,000	Powerlong Real Estate Holdings Ltd.(d)	42,956
58,000	Qingling Motors Co. Ltd. - H Shares	23,423
261,000	Qunxing Paper Holdings Co. Ltd.(b)(c)(d)	12,729
67,000	Real Gold Mining Ltd.(b)(c)(d)	2,274
4,122,145	Renhe Commercial Holdings Co. Ltd.(d)	231,356
214,000	Sany Heavy Equipment International Holdings Co. Ltd.(d)	60,468
10,766,806	Semiconductor Manufacturing International Corp.(d)	1,194,683
70,000	Shandong Chenming Paper Holdings Ltd. - H Shares	53,016
220,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	203,805
325,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	165,334
123,700	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	386,236
256,000	Shenguan Holdings Group Ltd.	80,593
32,000	Shenzhen Expressway Co. Ltd. - H Shares	30,594
66,000	Shenzhou International Group Holdings Ltd.	311,242
837,881	Shui On Land Ltd.	271,346
208,000	Shunfeng International Clean Energy Ltd.(d)	147,066
102,000	Sichuan Expressway Co. Ltd. - H Shares	56,195
212,000	Sihuan Pharmaceutical Holdings Group Ltd.(b)(c)	120,626
95,000	Sino Grandness Food Industry Group Ltd.(d)	24,411
152,000	SinoMedia Holding Ltd.	89,428
1,833,062	Sino-Ocean Land Holdings Ltd.	1,532,568
Shares		Value
CHINA (continued)
224,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	$135,547
780,000	Sinotrans Ltd. - H Shares	598,796
334,000	Sinotruk Hong Kong Ltd.	238,739
1,036,500	SOHO China Ltd.	787,684
105,000	Springland International Holdings Ltd.	40,371
296,000	SPT Energy Group, Inc.	66,834
168,500	Sun Art Retail Group Ltd.	173,706
728,000	Sunac China Holdings Ltd.	959,953
60,000	Sunny Optical Technology Group Co. Ltd.	134,390
76,000	TCL Communication Technology Holdings Ltd.	81,192
36,000	Tian Shan Development Holdings Ltd.	16,025
912,000	Tiangong International Co. Ltd.	181,210
420,000	Tianneng Power International Ltd.	206,463
1,913,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	3,346,895
22,800	Tonly Electronics Holdings Ltd.	19,710
985,500	Travelsky Technology Ltd. - H Shares	1,917,456
210,000	Trigiant Group Ltd.	55,003
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	3,060
14,000	Tsingtao Brewery Co. Ltd. - H Shares	89,142
36,400	Uni-President China Holdings Ltd.	29,447
31,000	Weichai Power Co. Ltd. - H Shares	123,391
177,000	Weiqiao Textile Co. - H Shares	130,857
1,066,000	West China Cement Ltd.	182,926
134,000	Wisdom Holdings Group	117,566
43,000	Wumart Stores, Inc. - H Shares	37,671
582,000	Wuzhou International Holdings Ltd.	102,124
626,000	Xiamen International Port Co. Ltd. - H Shares	345,689
244,000	Xingda International Holdings Ltd.	79,334
62,200	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	144,936
373,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(d)	84,220
283,000	Xiwang Special Steel Co. Ltd.	47,468
149,000	XTEP International Holdings Ltd.	54,213
304,000	Yanzhou Coal Mining Co. Ltd. - H Shares	303,978
45,000	Youyuan International Holdings Ltd.	10,741
650,000	Yuanda China Holdings Ltd.	55,351
531,760	Yuzhou Properties Co. Ltd.	154,371

11

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
CHINA (continued)
129,000	Zall Development Group Ltd.(d)	$46,936
120,500	Zhaojin Mining Industry Co. Ltd. - H Shares	86,132
96,000	Zhejiang Expressway Co. Ltd. - H Shares	152,846
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
14,200	Zhengzhou Coal Mining Machinery Group Co. Ltd. – H Shares	11,139
223,000	Zhong An Real Estate Ltd.	31,649
367,500	Zhongsheng Group Holdings Ltd.	336,654
11,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	94,097
		70,454,570
COLUMBIA — 0.0%
257,405	Pacific Rubiales Energy Corp.	870,462
CYPRUS — 0.0%
105,167	ProSafe SE	374,314
97,468	Songa Offshore(d)	21,876
		396,190
DENMARK — 0.6%
742	ALK-Abello A/S	88,156
32,552	Alm Brand A/S	213,934
8,231	Amagerbanken A/S(b)(c)(d)	0
762	Ambu A/S - B Shares	20,112
4,586	Auriga Industries A/S - Class B(d)	220,701
5,706	Bang & Olufsen A/S(d)	51,488
6,285	Bavarian Nordic A/S(d)	296,794
1,079	Brodrene Hartmann A/S	38,945
433,890	Chr. Hansen Holding A/S	21,044,091
5,133	D/S Norden A/S(d)	103,288
2,435	DFDS A/S	273,186
23,297	DSV A/S	810,394
7,093	FLSmidth & Co. A/S	303,909
3,180	Genmab A/S(d)	245,817
81,337	GN Store Nord A/S	1,757,785
8,562	H. Lundbeck A/S(d)	165,205
2,037	IC Group A/S	54,683
34,273	Jyske Bank A/S(d)	1,683,407
12,405	NKT Holding A/S	789,147
1,113	PER Aarsleff A/S - Class B	312,675
1,525	Ringkjoebing Landbobank A/S	341,725
1,021	Rockwool International A/S - Class B	135,430
1,853	Royal Unibrew A/S	355,588
7,654	Santa Fe Group A/S(d)	79,425
9,377	Schouw & Co.	480,883
8,811	SimCorp A/S	304,771
1,324	Solar A/S - Class B	65,211
21,891	Spar Nord Bank A/S	237,039
28,395	Sydbank A/S	1,068,867
Shares		Value
DENMARK (continued)
21,852	TK Development A/S(d)	$30,234
27,770	Topdanmark AS(d)	833,599
3,605	Tryg A/S	391,709
14,322	Vestas Wind Systems A/S	652,845
2,729	William Demant Holding A/S(d)	224,498
		33,675,541
FAEROE ISLANDS — 0.0%
7,482	Bakkafrost	175,879
FINLAND — 0.5%
4,290	Ahlstrom Oyj	37,043
18,962	Aktia Bank Oyj	232,503
10,210	Amer Sports Oyj	256,571
4,574	Cargotec Oyj - Class B	185,355
94,864	Caverion Corp.	936,295
126,368	Citycon Oyj	410,637
2,317	Comptel Oyj	2,888
17,640	Cramo Oyj	329,788
1,089	Elektrobit Oyj	4,818
47,442	Elisa Oyj	1,453,747
16,218	Finnair Oyj(d)	53,721
3,396	Finnlines Oyj(d)	61,011
7,981	Fiskars Oyj Abp	161,844
8,344	F-Secure Oyj	26,514
41,978	HKScan Oyj - A Shares	232,376
33,598	Huhtamaki Oyj	1,077,819
17,769	Kemira Oyj	208,897
14,135	Kesko OYJ - B Shares	581,056
2,280	Kesko Oyj - Class A	87,095
25,372	Konecranes Oyj	827,320
16,296	Lassila & Tikanoja OYJ	320,215
74	Lemminkainen Oyj(d)	908
75,818	Metsa Board Oyj	449,499
27,237	Metso Oyj	777,728
70,814	Neste Oil Oyj	1,928,999
57,852	Nokian Renkaat Oyj	1,890,962
2,393	Olvi Oyj - Class A	68,169
27,474	Oriola-KD Oyj - Class B(d)	123,705
8,412	Orion Oyj - Class A	272,312
21,898	Orion Oyj - Class B	719,205
46,126	Outokumpu Oyj(d)	280,198
20,286	Outotec Oyj	142,363
9,969	PKC Group Oyj	218,725
1,919	Poyry Oyj(d)	6,874
38,176	Raisio Oyj - V Shares	169,749
57,409	Ramirent Oyj	442,852
440	Saga Furs Oyj	13,092
77,371	Sanoma Oyj	407,796
51,290	Sponda Oyj	224,375
8,071	Stockmann Oyj Abp - Class B(d)	64,480
293,089	Stora Enso Oyj - Class R	3,103,369
163,338	Talvivaara Mining Co. Plc(b)(c)(d)	4,163
51,514	Technopolis Oyj	237,154

12

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
FINLAND (continued)
28,344	Tieto Oyj	$682,351
22,088	Tikkurila Oyj	456,596
216,315	UPM-Kymmene Oyj	3,937,240
28,304	Uponor Oyj	437,627
3,684	Vaisala Oyj - Class A	98,906
34,731	Valmet Oyj	403,237
14,052	Wartsila Oyj Abp	646,910
25,056	YIT Oyj	178,652
		25,875,709
FRANCE — 2.6%
18,690	Accor SA	1,028,108
6,551	Actia Group	48,033
3,370	Aeroports de Paris	415,673
45,691	Air France-KLM(d)	395,555
9,240	Akka Technologies SA	289,259
8,161	Albioma SA	170,718
298,810	Alcatel-Lucent(d)	1,057,221
20,160	Alstom SA(d)	634,619
17,630	Altamir	224,485
136	Altarea SCA REIT	26,602
10,814	Alten SA	529,231
37,226	Altran Technologies SA	405,996
20,873	APRIL SA	297,888
41,756	Arkema SA	3,372,025
13,552	Assystem	295,207
29,171	Atos SE	2,287,915
560	Axway Software SA	12,633
4,971	Beneteau SA	78,144
6,301	BioMerieux	679,916
79,022	Boiron SA(c)	8,817,094
270,563	Bollore SA	1,550,301
1,200	Bollore SA(d)	6,670
8,998	Bonduelle SCA	250,363
2,288	Bongrain SA	150,291
12,100	Bourbon SA	238,443
15,000	Bouygues SA	622,003
62,557	Bureau Veritas SA	1,476,842
158	Burelle SA	112,391
11,220	Caisse Regionale de Credit Agricole Mutuel Nord de France	235,716
16,700	Cap Gemini SA	1,490,753
66,370	Carrefour SA	2,294,583
15,128	Casino Guichard Perrachon SA	1,341,933
8,962	Cegedim SA(d)	331,072
2,386	Cegid Group	104,379
43,726	CGG SA(d)	310,691
6,528	Chargeurs SA(d)	52,189
1,364	Cie des Alpes	26,098
19,870	Cie Generale des Etablissements Michelin - Class B	2,223,743
24,630	CNP Assurances	443,461
17,700	Coface SA(d)	220,805
13,950	Dassault Systemes SA	1,077,668
58,242	Derichebourg SA(d)	182,262
Shares		Value
FRANCE (continued)
1,675	Devoteam SA	$44,781
41,779	Edenred	1,121,422
29,403	Eiffage SA	1,797,347
490	Electricite de Strasbourg SA	62,420
2,869	Eramet(d)	236,326
779	Esso SA Francaise(d)	41,645
58,757	Etablissements Maurel et Prom(d)	550,894
11,074	Euler Hermes Group	1,212,359
61,588	Eutelsat Communications SA	2,149,311
1,226	Exel Industries SA - Class A	59,470
1,633	Faiveley Transport SA	103,141
19,021	Faurecia	905,142
1,000	Fimalac	98,553
3,540	Fonciere Des Regions REIT	335,600
11,234	GameLoft SA(d)	59,412
215,771	Gaztransport Et Technigaz SA(c)	12,913,455
3,190	Gecina SA REIT	438,066
4,254	GL Events	92,666
5,312	Groupe Crit	286,002
136,546	Groupe Eurotunnel SE	2,191,721
3,530	Groupe Fnac(d)	212,611
1,572	Guerbet	66,810
5,989	Haulotte Group SA	116,473
7,320	Heurtey Petrochem SA	239,099
4,606	Hi-Media SA(d)	11,585
1,746	ICADE REIT	152,037
2,860	Iliad SA	675,508
17,286	Imerys SA	1,318,300
53,675	Ingenico	6,756,159
1,815	Interparfums SA	62,505
14,041	Ipsen SA	808,320
7,551	IPSOS	222,988
3,503	Jacquet Metal Service	74,340
7,531	JCDecaux SA	298,419
21,810	Klepierre REIT	1,060,390
238,980	Korian-Medica	8,160,188
19,270	Lafarge SA	1,413,568
38,568	Lagardere SCA	1,240,720
936	Laurent-Perrier	88,283
1,830	Le Noble Age(d)	38,631
2,183	Lectra	31,130
28,650	Legrand SA	1,661,243
896	Linedata Services	24,407
245,816	LISI(c)	7,587,646
438	Maisons France Confort SA	15,738
2,938	Manitou BF SA(d)	56,973
4,500	Manutan International(c)	232,430
7,134	Mersen	195,054
22,413	Metropole Television SA	468,096
21,167	MGI Coutier	301,846
3,881	Montupet	274,148
1,975	Mr Bricolage	28,386
90,790	Natixis SA	752,956
1,247	Naturex	83,424

13

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
FRANCE (continued)
21,579	Neopost SA	$1,040,800
7,782	Nexans SA(d)	305,787
9,400	Nexity SA	413,432
2,527	Norbert Dentressangle SA	615,158
9,760	Numericable-SFR SAS(d)	542,527
3,092	Onxeo SA(d)	19,019
4,524	Orpea	298,437
1,719	Parrot SA(d)	45,359
50,940	Peugeot SA(d)	966,647
1,710	Pharmagest Inter@ctive(c)	215,029
1,273	Pierre & Vacances SA(d)	40,537
20,663	Plastic Omnium SA	577,833
431	PSB Industries SA	23,472
21,490	Publicis Groupe	1,806,377
19,387	Rallye SA	725,660
21,380	Renault SA	2,259,017
99,217	Rexel SA	1,874,962
156,940	Rubis SCA	10,684,234
8,556	Saft Groupe SA	342,013
1,023	Sartorius Stedim Biotech	260,922
82,458	SCOR SE	2,974,854
6,771	SEB SA	628,906
73,321	Sequana SA(d)	393,531
6,244	Societe BIC SA	1,069,541
12,196	Societe d’Edition de Canal +	85,315
437	Societe Internationale de Plantations d’Heveas SA	16,978
11,804	Societe Television Francaise 1	206,963
10,020	Sodexo SA	1,016,187
40,139	SOITEC(d)	38,310
72,048	Solocal Group(d)	40,450
602	Somfy SA	181,832
3,267	Sopra Steria Group	288,993
3,960	Stallergenes SA	241,889
2,498	Ste Industrielle d’Aviation Latecoere SA(b)(d)	30,854
1,615	Stef SA	99,737
63,539	Suez Environnement Co.	1,298,476
1,654	Sword Group	41,787
14,300	Synergie SA	360,153
9,800	Tarkett SA	264,315
98,522	Technicolor SA(d)	669,616
46,982	Technip SA	3,211,123
23,618	Teleperformance SA	1,775,480
2,405	Tessi SA(c)	241,691
11,320	Thales SA	689,427
325,275	Theolia SA(d)	259,317
82	Thermador Groupe	7,214
2,556	Trigano SA	92,041
73,813	UBISOFT Entertainment(d)	1,362,149
19,765	Valeo SA	3,180,279
76,665	Vallourec SA	1,807,751
1,621	Valneva SE(d)	7,117
44,120	Veolia Environnement SA	937,300
602	Vetoquinol SA	23,929
1,601	Vicat	115,447
Shares		Value
FRANCE (continued)
5,859	Vilmorin & Cie SA	$489,791
596	Virbac SA	155,326
449	Vranken - Pommery Monopole SA	13,779
2,540	Wendel SA	312,584
46,630	Zodiac Aerospace	1,715,790
		144,642,567
GABON — 0.0%
744	Total Gabon	248,114
GEORGIA — 0.0%
4,384	Bank of Georgia Holdings Plc	120,860
GERMANY — 2.8%
15,926	Aareal Bank AG	690,266
7,870	Aareal Bank AG	341,102
20,520	Adidas AG	1,691,663
19,728	Adler Modemaerkte AG	262,275
73,557	ADVA Optical Networking SE(d)	400,001
10,093	Air Berlin Plc(d)	14,053
2,766	Aixtron SE(d)	18,408
4,617	Allgeier SE	93,290
6,126	Alstria Office REIT AG	87,083
3,562	Amadeus Fire AG	290,211
12,510	Aurubis AG	793,648
15,282	Axel Springer SE	857,027
310	Basler AG	17,930
2,171	Bauer AG(d)	37,894
8,172	BayWa AG	307,853
6,276	Bechtle AG	463,764
10,040	Beiersdorf AG	878,876
1,027	Bertrandt AG	136,593
5,036	Bijou Brigitte AG	313,722
22,866	Bilfinger SE	1,148,705
835	Biotest AG	66,568
35,060	Borussia Dortmund GmbH & Co. KGaA	135,147
39,644	Brenntag AG	2,397,096
2,564	CANCOM SE	107,012
8,816	Carl Zeiss Meditec AG	224,560
7,694	Celesio AG	228,939
2,761	CENIT AG	54,408
4,110	CENTROTEC Sustainable AG	65,924
6,840	Cewe Stiftung & Co. KGaA	446,917
13,929	Comdirect Bank AG	147,878
101,370	Commerzbank AG(d)	1,382,385
4,097	CompuGroup Medical AG	117,354
131,486	Constantin Medien AG(c)(d)	240,652
23,488	CTS Eventim AG & Co KGaA	803,733
1,776	Deag Deutsche Entertainment AG	11,808
23,821	Deutsche Annington Immobilien SE	804,162
8,118	Deutsche Beteiligungs AG	271,317
19,860	Deutsche Boerse AG	1,657,100
4,700	Deutsche Euroshop AG	235,187

14

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
GERMANY (continued)
154,753	Deutsche Lufthansa AG	$2,154,681
11,520	Deutsche Rohstoff AG(d)	232,252
58,549	Deutsche Wohnen AG	1,541,645
37,884	Deutz AG	184,190
29,304	Dialog Semiconductor Plc(d)	1,334,587
29,530	DMG MORI SEIKI AG	1,040,989
2,601	Dr Hoenle AG	61,448
1,910	Draegerwerk AG & CO KGAA	221,649
1,278	Draegerwerk AG & Co. KGaA	112,705
7,743	Drillisch AG	359,681
58,881	Duerr AG	6,071,965
6,212	Elmos Semiconductor AG	119,624
270,428	ElringKlinger AG	7,483,464
1,594	Euromicron AG(d)	18,775
6,720	Evonik Industries AG	259,831
105,235	Fielmann AG	7,193,778
1,910	First Sensor AG(d)	22,090
19,763	Fraport AG Frankfurt Airport Services Worldwide	1,256,227
82,066	Freenet AG	2,678,279
23,000	Fresenius Medical Care AG & Co. KGaA	1,942,858
41,620	Fresenius SE & Co. KGaA	2,496,948
18,599	Fuchs Petrolub SE	700,237
18,757	Fuchs Petrolub SE - Preference Shares	797,276
70,155	GEA Group AG	3,401,051
12,804	Gerresheimer AG	728,769
2,556	Gerry Weber International AG	84,106
2,345	Gesco AG	192,531
14,284	GFK SE	548,527
5,545	GFT Technologies AG	105,441
9,022	Grammer AG	349,751
1,925	Grenkeleasing AG	257,217
5,240	Hamborner AG REIT	61,309
20,277	Hamburger Hafen und Logistik AG	447,848
10,534	Hannover Rueck SE	1,076,831
13,500	HeidelbergCement AG	1,043,662
118,849	Heidelberger Druckmaschinen AG(d)	320,680
11,311	Hochtief AG	879,133
4,021	Homag Group AG	157,979
125	Hornbach Baumarkt AG	5,146
11,613	HUGO BOSS AG	1,436,972
12,049	Indus Holding AG	632,302
115,460	Infineon Technologies AG	1,371,638
502	Init Innovation In Traffic Systems AG	13,263
1,494	Isra Vision AG	98,136
11,957	Jenoptik AG	145,671
2,297	Jungheinrich AG	163,701
91,197	K+S AG	3,002,387
2,100	Kabel Deutschland Holding AG(d)	282,958
19,662	Kloeckner & Co. SE(d)	190,176
Shares		Value
GERMANY (continued)
1,026	Koenig & Bauer AG(d)	$23,778
14,262	Kontron AG(d)	80,807
10,577	Krones AG	1,172,913
470	Ksb AG	236,085
210	KSB AG	107,442
9,045	KUKA AG	647,762
1,467	KWS Saat SE	443,185
62,119	Lanxess AG	3,339,300
4,070	Leg Immobilien AG	316,884
798	Leifheit AG	43,010
15,432	Leoni AG	997,564
4,388	LPKF Laser & Electronics AG	51,981
3,650	MAN SE	396,767
1,101	Manz AG(d)	107,406
14,920	Metro AG	546,816
62,790	MLP AG	269,254
182,802	MTU Aero Engines AG	18,077,198
2,623	MVV Energie AG	67,461
1,551	Nemetschek AG	203,012
2,244	Nexus AG	44,346
13,650	Nordex SE(d)	297,266
208,828	NORMA Group SE	11,157,862
1,516	OHB SE	33,619
31,472	OSRAM Licht AG	1,666,558
15,513	Patrizia Immobilien AG(d)	306,919
4,505	Pfeiffer Vacuum Technology AG	421,723
17,767	PNE Wind AG	43,790
14,220	Porsche Automobil Holding SE	1,361,980
686	Progress-Werk Oberkirch AG	31,589
25,570	Prosiebensat.1 Media AG	1,317,562
678	Puma SE	138,441
168,139	QSC AG	340,586
870	R Stahl AG	38,938
15,653	Rational AG	5,528,527
19,717	Rheinmetall AG	1,018,738
15,291	RHOEN-KLINIKUM AG	424,345
54,020	RWE AG	1,352,032
11,300	Rwe AG	214,050
16,332	SAF-Holland SA	248,852
9,704	Salzgitter AG	333,967
1,579	Schaltbau Holding AG	94,004
6,126	SGL Carbon SE(d)	100,118
1,595	SHW AG	71,513
7,152	Sixt SE	343,109
2,646	Sixt SE - Preference Shares	97,748
977	Softing AG	15,567
16,990	Software AG	494,673
45,855	Stada Arzneimittel AG	1,690,620
1,290	Sto Se & CO KGAA	225,021
5,049	STRACTEC Biomedical AG	253,133
11,191	Stroeer Media SE	416,808
22,636	Suedzucker AG	342,873
4,961	Suss Microtec AG(d)	30,459
256,411	Symrise AG	15,679,654
13,715	TAG Immobilien AG	176,175

15

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
GERMANY (continued)
25,138	Takkt AG	$459,100
39,187	Talanx AG	1,252,273
423	Technotrans AG	6,840
54,520	Telefonica Deutschland Holding AG	340,310
47,270	ThyssenKrupp AG	1,266,421
13,950	Tlg Immobilien AG(d)	234,173
26,506	Tom Tailor Holding AG(d)	329,469
4,964	Tomorrow Focus AG	29,541
124,756	TUI AG	2,342,035
72,881	TUI AG	1,368,273
46,613	United Internet AG	2,102,738
11,960	Vib Vermoegen AG	225,277
18,002	Villeroy & Boch AG	266,314
1,861	Vossloh AG	117,750
7,506	VTG AG	173,198
9,072	Wacker Chemie AG	1,136,814
17,355	Wacker Neuson SE	447,521
822	Washtec AG	19,290
12,970	Wincor Nixdorf AG	494,500
18,530	Wirecard AG	819,981
1,436	XING AG	238,557
		160,677,040
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	57,511
68,686	Bwin.Party Digital Entertainment Plc	88,194
		145,705
GREECE — 0.0%
18,806	Aegean Airlines SA	158,373
9,390	Aegean Marine Petroleum Network, Inc.	142,728
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	0
2,153	Athens Water Supply & Sewage Co. SA (The)	12,087
32,394	Ellaktor SA(d)	72,747
10,168	Frigoglass SAIC(d)	18,267
14,537	GEK Terna Holding Real Estate Construction SA(d)	28,892
9,460	Grivalia Properties REIC	75,417
5,827	Hellenic Exchanges - Athens Stock Exchange SA Holding	37,949
63,999	Intralot SA-Integrated Lottery Systems & Services(d)	117,134
7,101	JUMBO SA	73,275
1,715	Lamda Development SA(d)	6,624
132,453	Marfin Investment Group Holdings SA(d)	22,606
18,863	Metka SA	175,797
22,950	Motor Oil (Hellas) Corinth Refineries SA	201,002
37,115	Mytilineos Holdings SA(d)	256,299
Shares		Value
GREECE (continued)
22,848	Proton Bank SA(b)(c)(d)	$0
3,988	Sarantis SA(d)	36,271
12,534	T Bank SA(b)(c)(d)	0
13,606	Terna Energy SA	40,944
647	Thessaloniki Port Authority SA	13,890
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
		1,490,302
GUERNSEY — 0.0%
18,201	Raven Russia Ltd.(d)	14,388
59,000	Tethys Petroleum Ltd.(d)	4,157
		18,545
HONG KONG — 1.3%
34,000	Ajisen China Holdings Ltd.	21,144
26,000	Allied Group Ltd.	137,371
1,415,693	Allied Properties HK Ltd.	347,048
138,000	AMVIG Holdings Ltd.	75,494
520,000	Anxin-China Holdings Ltd.(b)(c)	25,830
121,500	APT Satellite Holdings Ltd.	190,624
144,000	Asia Financial Holdings Ltd.	77,290
58,000	Asia Satellite Telecommunications Holdings Ltd.	205,044
297,877	Asia Standard International Group Ltd.	82,631
347,200	ASM Pacific Technology Ltd.	3,888,364
74,000	Associated International Hotels Ltd.	224,371
52,000	Beijing Enterprises Holdings Ltd.	476,353
700,000	Beijing Enterprises Water Group Ltd.	606,022
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
475,000	Belle International Holdings Ltd.	611,021
468,400	Bonjour Holdings Ltd.	42,304
510,000	Bosideng International Holdings Ltd.	89,490
218,000	Bossini International Holdings Ltd.	19,689
393,000	Brightoil Petroleum Holdings Ltd.(d)	125,751
56,897	Brilliant Circle Holdings International Ltd.	13,507
1,644,354	Brockman Mining Ltd.(d)	68,952
496,791	C C Land Holdings Ltd.	126,272
44,000	Cafe de Coral Holdings Ltd.	165,201
92,000	Carrianna Group Holdings Co. Ltd.	13,176
166,800	Century City International Holdings Ltd.	15,710
1,604,275	Champion Technology Holdings Ltd.(d)	37,879
276,560	Chaoda Modern Agriculture Holdings Ltd.(c)(d)	20,696

16

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
HONG KONG (continued)
125,144	Cheuk Nang Holdings Ltd.	$107,535
80,000	Chevalier International Holdings Ltd.	152,144
908,000	Chigo Holding Ltd.(d)	21,439
684,000	China Aerospace International Holdings Ltd.	136,790
168,137	China Agri-Industries Holdings Ltd.	96,102
136,000	China All Access Holdings Ltd.	47,728
2,392,000	China Billion Resources Ltd.(b)(c)(d)	0
82,500	China Culiangwang Beverages Holdings, Ltd.(d)	6,493
656,000	China Daye Non-Ferrous Metals Mining Ltd.(d)	26,238
560,000	China Dynamics Holdings Ltd.(d)	51,300
120,000	China Electronics Corp. Holdings Co. Ltd.	61,931
1,588,000	China Energy Development Holdings Ltd.(d)	38,109
46,000	China Everbright International Ltd.	86,177
438,000	China Fiber Optic Network System Group Ltd.	159,929
62,000	China Foods Ltd.(d)	46,477
224,000	China Gas Holdings Ltd.	397,102
206,000	China Glass Holdings Ltd.	29,237
6,603,000	China High Precision Automation Group Ltd.(b)(c)(d)	194,881
287,000	China High Speed Transmission Equipment Group Co. Ltd.(d)	259,948
870,000	China Household Holdings Ltd.(d)	95,413
10,378,000	China Lumena New Materials Corp.(b)(c)(d)	0
1,858,000	China Lumena New Materials Corp.(b)	0
142,518	China Merchants Holdings International Co. Ltd.	648,181
888,000	China Merchants Land Ltd.	284,140
216,000	China Metal International Holdings, Inc.	74,689
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	44,071
632,557	China New Town Development Co. Ltd.(d)	35,502
6,576	China Ocean Resources Co. Ltd.(b)(d)	22,881
658,000	China Oceanwide Holdings Ltd.	102,726
1,300,000	China Oil and Gas Group Ltd.	182,826
323,500	China Overseas Grand Oceans Group Ltd.	194,504
136,000	China Power International Development Ltd.	87,911
Shares		Value
HONG KONG (continued)
400,000	China Power New Energy Development Co. Ltd.(d)	$39,739
1,506,000	China Precious Metal Resources Holdings Co. Ltd.(d)	128,244
353,000	China Properties Group Ltd.(d)	101,110
256,440	China Resources Cement Holdings Ltd.	163,779
482,000	China Resources Enterprise Ltd.	1,480,101
70,800	China Resources Gas Group Ltd.	246,641
1,295,600	China Singyes Solar Technologies Holdings Ltd.	2,129,648
270,000	China Smarter Energy Group Holdings Ltd.(d)	55,738
1,230,000	China South City Holdings Ltd.	544,336
1,600,000	China Star Entertainment Ltd.(d)	25,598
275,440	China State Construction International Holdings Ltd.	532,361
485,000	China Strategic Holdings Ltd.(d)	13,954
800,000	China Travel International Investment Hong Kong Ltd.	357,136
312,000	China Vanadium Titano - Magnetite Mining Co. Ltd.	34,217
86,000	China Water Affairs Group Ltd.	54,592
17,000	Chinese Estates Holdings Ltd.	52,751
128,000	Chow Sang Sang Holdings International Ltd.	294,957
110,000	Chu Kong Shipping Enterprise Group Co. Ltd.	42,436
237,500	Chuang’s Consortium International Ltd.	35,239
96,000	CIMC Enric Holdings Ltd.	106,645
1,555,000	CITIC Resources Holdings Ltd.(d)	278,877
649,000	CITIC Telecom International Holdings Ltd.	267,955
508,000	Citychamp Watch & Jewellery Group Ltd.	63,577
1,052,000	Ck Life Sciences International Holdings, Inc.	120,802
60,000	Clear Media Ltd.	70,524
177,000	Coastal Greenland Ltd.(d)	7,308
153,000	Comba Telecom Systems Holdings Ltd.	54,286
520,000	Concord New Energy Group Ltd.(d)	42,268
124,000	Cosco International Holdings Ltd.	72,635
511,420	COSCO Pacific Ltd.	803,697
1,402,000	CP Pokphand Co. Ltd.	208,024
27,000	Cross-Harbour Holdings Ltd.	29,889
2,429,335	CSI Properties Ltd.	98,734
3,656,000	CST Mining Group Ltd.(d)	46,699
292,000	Dah Chong Hong Holdings Ltd.	182,723
84,924	Dah Sing Banking Group Ltd.	185,176

17

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
HONG KONG (continued)
58,678	Dah Sing Financial Holdings Ltd.	$412,988
101,000	Dan Form Holdings Co. Ltd.(d)	27,235
80,000	Dawnrays Pharmaceutical Holdings Ltd.	67,608
244,000	DBA Telecommunication Asia Holdings Ltd.(b)(c)(d)	11,019
160,550	Dickson Concepts International Ltd.	69,394
261,000	Digital China Holdings Ltd.	404,774
204,000	Dorsett Hospitality International Ltd.	33,164
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	3,762
222,000	EcoGreen International Group Ltd.	71,321
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
414,000	Emperor Capital Group Ltd.	95,080
325,000	Emperor Entertainment Hotel Ltd.	75,898
386,416	Emperor International Holdings Ltd.	95,725
1,160,000	Emperor Watch & Jewellery Ltd.	53,880
643,400	Esprit Holdings Ltd.	610,979
220,000	EVA Precision Industrial Holdings Ltd.	71,530
352,500	EverChina International Holdings Co. Ltd.(d)	17,055
9,500	Fairwood Holdings Ltd.	25,740
517,487	Far East Consortium International Ltd.	245,705
1,198,000	First Pacific Co. Ltd.	1,162,364
30,000	Fountain SET Holdings Ltd.	5,496
2,114,000	Franshion Properties China Ltd.	856,450
192,000	Future Bright Holdings Ltd.	43,599
648,000	GCL-Poly Energy Holdings Ltd.(d)	196,476
262,000	Genting Hong Kong Ltd.	97,694
2,406,000	Get Nice Holdings Ltd.	170,736
266,000	Giordano International Ltd.	133,162
1,383,200	Global Bio-Chem Technology Group Co. Ltd.(d)	85,663
1,757,000	Glorious Property Holdings Ltd.(d)	269,765
122,000	Glorious Sun Enterprises Ltd.	27,232
220,000	Gold Peak Industries Holding Ltd.	30,940
220,000	Goldbond Group Holdings Ltd.	13,767
243,588	Golden Meditech Holdings Ltd.	53,114
214,000	Goldin Properties Holdings Ltd.(d)	520,190
98,000	Goldlion Holdings Ltd.	45,899
16,000	Good Friend International Holdings, Inc.	5,120
156,960	Great Eagle Holdings Ltd.	580,205
12,162,000	G-Resources Group Ltd.(d)	400,141
Shares		Value
HONG KONG (continued)
336,000	Guangdong Investment Ltd.	$502,013
150,666	Guangdong Land Holdings Ltd.(d)	52,875
12,000	Guangnan Holdings Ltd.	2,137
13,000	Guoco Group Ltd.	159,344
43,200	Guotai Junan International Holdings Ltd.	71,456
14,000	Haier Electronics Group Co. Ltd.	40,371
52,738	Haitong International Securities Group Ltd.	58,858
430,000	Hao Tian Development Group Ltd.(d)	43,274
114,000	Harbour Centre Development Ltd.	208,274
1,927,230	Heng Tai Consumables Group Ltd.(d)	35,558
797,400	Hengdeli Holdings Ltd.	179,016
124,244	HK Electric Investments & HK Electric Investments Ltd.(e)	84,640
3,434,065	HKBN Ltd.(d)	4,439,599
2,008,035	HKC Holdings Ltd.(d)	80,316
365,200	HKR International Ltd.	207,325
90,000	Hon Kwok Land Investment Co. Ltd.	36,114
3,600	Hong Kong Aircraft Engineering Co. Ltd.	39,411
45,000	Hong Kong Ferry (Holdings) Co. Ltd.	61,312
305,651	Hongkong & Shanghai Hotels Ltd. (The)	448,782
669,700	Hongkong Chinese Ltd.	157,260
12,650	Hopewell Highway Infrastructure Ltd.	6,300
143,500	Hopewell Holdings Ltd.	552,667
224,000	Hopson Development Holdings Ltd.(d)	263,579
522,000	Hsin Chong Construction Group Ltd.	65,330
48,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	13,191
555,000	Huabao International Holdings Ltd.	625,136
239,631	Hung Hing Printing Group Ltd.	37,411
651,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	301,539
49,000	Hysan Development Co. Ltd.	226,965
335,000	I-CABLE Communications Ltd.(d)	34,578
1,160,000	Imagi International Holdings Ltd.(d)	33,675
264,000	Integrated Waste Solutions Group Holdings Ltd.(d)	13,284
646,250	International Standard Resources Holdings Ltd.(d)	39,606
115,000	IPE Group Ltd.	12,612
106,000	IRC Ltd.(d)	7,249
398,000	IT Ltd.	162,270

18

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
HONG KONG (continued)
95,905	ITC Properties Group Ltd.	$53,208
65,000	Jinhui Holdings Co. Ltd.(d)	11,573
95,125	Johnson Electric Holdings Ltd.	354,085
616,000	Ju Teng International Holdings Ltd.	387,059
311,099	K Wah International Holdings Ltd.	180,224
1,940,000	Kai Yuan Holdings Ltd.(d)	38,797
42,000	Keck Seng Investments	43,460
404,000	Kerry Properties Ltd.	1,652,373
330,700	Kingboard Chemical Holdings Ltd.	604,178
473,000	Kingboard Laminates Holdings Ltd.	243,501
74,000	Kingmaker Footwear Holdings Ltd.	12,985
1,866,000	Kingston Financial Group Ltd.	517,628
376,000	Kowloon Development Co. Ltd.	481,246
1,070,000	Kunlun Energy Co. Ltd.	1,274,245
2,412,000	Lai Fung Holdings Ltd.	59,440
3,304,750	Lai Sun Development Co. Ltd.	88,689
603,200	Lai Sun Garment International Ltd.	101,953
9,000	Lam Soon Hong Kong Ltd.	7,188
68,000	Landsea Green Properties Co. Ltd.(d)	7,282
116,000	Le Saunda Holdings Ltd.	49,839
24,000	Lee & Man Chemical Co. Ltd.	13,067
549,200	Lee & Man Paper Manufacturing Ltd.	312,490
15,000	Lee’s Pharmaceutical Holdings Ltd.	27,830
74,000	Lerado Group Holding Co. Ltd.	5,824
83,500	Lifestyle International Holdings Ltd.	156,215
3,471,000	Lijun International Pharmaceutical Holding Co. Ltd.	1,540,567
1,314,000	Lippo China Resources Ltd.	55,947
78,000	Lippo Ltd.	48,306
116,000	Liu Chong Hing Investment Ltd.	154,157
546,600	Loudong General Nice Resources China Holdings Ltd.(d)	91,681
170,000	Luen Thai Holdings Ltd.	34,875
91,000	Luk Fook Holdings International Ltd.	285,309
1,444,000	Magnificent Estates	68,934
145,600	Man Wah Holdings Ltd.	189,360
580,000	Mei Ah Entertainment Group Ltd.(d)	70,343
132,000	Melco International Development Ltd.	224,129
78,000	Midland Holdings Ltd.(d)	36,431
178,000	MIE Holdings Corp.	21,818
84,000	MIN XIN Holdings Ltd.	79,659
Shares		Value
HONG KONG (continued)
400,500	Ming Fung Jewellery Group Ltd(d)	$26,354
429,000	Mingfa Group International Co. Ltd.(d)	152,215
344,000	Minmetals Land Ltd.	53,261
29,000	Miramar Hotel & Investment Co. Ltd.	43,778
4,971,148	Nan Hai Corp. Ltd.(d)	68,629
361,500	Neo-Neon Holdings Ltd.(d)	62,034
1,650,000	Neptune Group Ltd.(d)	34,275
6,000	NetDragon Websoft, Inc.	18,541
872,000	New Century Group Hong Kong Ltd.	21,377
1,369,100	New World China Land Ltd.	930,922
109,000	New World Department Store China Ltd.	31,362
516,000	Newocean Energy Holdings Ltd.	287,608
434,000	Next Media Ltd.	46,477
312,000	Nine Dragons Paper Holdings Ltd.	255,621
283,105	NWS Holdings Ltd.	482,158
315,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(d)	36,578
48,000	Orient Overseas International Ltd.	295,411
113,200	Oriental Watch Holdings	20,594
118,000	Overseas Chinese Town Asia Holdings Ltd.	76,124
1,086,246	Pacific Andes International Holdings Ltd.(d)	43,447
10,498,000	Pacific Basin Shipping Ltd.	3,900,915
105,000	Pacific Textile Holdings Ltd.	145,770
227,240	Paliburg Holdings Ltd.	87,078
20,000	Pan Asia Environmental Protection Group Ltd.(d)	4,129
96,000	Paradise Entertainment Ltd.	27,621
721,394	PCCW Ltd.	481,205
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
369,800	Pearl Oriental Oil Ltd.(d)	11,642
296,000	Phoenix Satellite Television Holdings Ltd.	117,246
368,000	Pico Far East Holdings Ltd.	106,831
42,000	Playmates Holdings Ltd.	49,800
60,000	Playmates Toys Ltd.	13,083
950,000	PME Group Ltd.(d)	30,153
546,000	Poly Property Group Co. Ltd.	351,529
460,000	Polytec Asset Holdings Ltd.	65,286
132,000	Pou Sheng International Holdings Ltd.(d)	10,730
78,000	Public Financial Holdings Ltd.	41,060
320,000	Real Nutriceutical Group Ltd.	101,154
346,200	Regal Hotels International Holdings Ltd.	214,852
5,581,033	REXLot Holdings Ltd.	417,648

19

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
HONG KONG (continued)
240,000	SA SA International Holdings Ltd.	$122,314
139,000	Samson Holding Ltd.	20,266
116,000	SAS Dragon Holding Ltd.	29,335
92,000	SEA Holdings Ltd.	73,595
143,516	Shanghai Industrial Holdings Ltd.	574,023
891,000	Shanghai Industrial Urban Development Group Ltd.(d)	257,509
1,190,000	Shanghai Zendai Property Ltd.(d)	52,203
596,000	Shangri-La Asia Ltd.	907,394
195,000	Shenyin Wanguo HK Ltd.	209,830
489,520	Shenzhen International Holdings Ltd.	923,390
330,638	Shenzhen Investment Ltd.	182,158
567,629	Shimao Property Holdings Ltd.	1,344,636
2,506,000	Shougang Concord International Enterprises Co. Ltd.(d)	177,833
760,000	Shougang Fushan Resources Group Ltd.	195,135
587,750	Shun Tak Holdings Ltd.	342,008
370,000	Silver Grant International Industries Ltd.	79,246
652,000	Singamas Container Holdings Ltd.	123,661
240,000	Sino Biopharmaceutical Ltd.	274,974
3,935,000	Sino Oil And Gas Holdings Ltd.(d)	114,234
744,000	Sinofert Holdings Ltd.(d)	205,425
38,000	SIS International Holdings	17,896
12,160	SiS Mobile Holdings Ltd.(d)	2,338
61,000	SITC International Holdings Co. Ltd.	45,255
60,000	Sitoy Group Holdings Ltd.	37,236
593,012	Skyworth Digital Holdings Ltd.	530,230
44,143	SmarTone Telecommunications Holding Ltd.	80,648
1,267,934	SMI Holdings Group Ltd.	142,326
122,843	SOCAM Development Ltd.(d)	110,155
696,000	South China China Ltd.(d)	78,126
360,000	Sparkle Roll Group Ltd.(d)	19,044
1,413,428	SRE Group Ltd.(b)	70,210
84,500	Stella International Holdings Ltd.	228,951
60,500	Stelux Holdings International Ltd.	14,051
204,000	Success Universe Group Ltd.(d)	7,765
16,000	Sun Hing Vision Group Holdings Ltd.	5,574
382,801	Sun Hung Kai & Co. Ltd.	399,073
263,000	TAI Cheung Holdings Ltd.	230,745
6,000	Tan Chong International Ltd.	2,206
6,000	Tao Heung Holdings Ltd.	2,864
684,000	TCC International Holdings Ltd.	289,466
90,000	TCL Multimedia Technology Holdings Ltd.(d)	74,085

Shares		Value
HONG KONG (continued)
76,000	Techtronic Industries Co. Ltd.	$270,149
68,100	Television Broadcasts Ltd.	444,156
125,000	Texhong Textile Group Ltd.	149,828
248,000	Texwinca Holdings Ltd.	240,943
185,800	Tian An China Investment Co. Ltd.	122,979
1,208,000	Tianjin Port Development Holdings Ltd.	389,650
130,000	Tibet 5100 Water Resources Holdings Ltd.	49,984
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	768
124,252	Tomson Group Ltd.	36,552
1,080,000	Tongda Group Holdings Ltd.	193,689
62,000	Top Spring International Holdings Ltd.	26,558
136,000	Towngas China Co. Ltd.	146,168
500,000	TPV Technology Ltd.	122,572
58,000	Tradelink Electronic Commerce Ltd.	14,518
80,800	Transport International Holdings Ltd.	201,412
240,000	Trinity Ltd.	52,641
520,000	Truly International Holdings Ltd.	245,557
233,000	TSC Group Holdings Ltd.(d)	73,352
1,082,000	United Energy Group Ltd.(d)	167,524
288,500	United Laboratories International Holdings Ltd. (The)(d)	195,049
44,000	Up Energy Development Group Ltd.(d)	3,293
439,200	V1 Group Ltd.(d)	46,467
188,000	Varitronix International Ltd.	149,904
643,686	Victory City International Holdings Ltd.	117,932
162,000	Vitasoy International Holdings Ltd.	296,387
483,600	VST Holdings Ltd.	190,930
31,200	VTech Holdings Ltd.	434,354
132,622	Wasion Group Holdings Ltd.	209,785
496,000	Welling Holding Ltd.	129,271
2,400,000	Willie International Holdings Ltd.(d)	134,700
68,000	Wing On Co. International Ltd.	243,467
220,000	Wing Tai Properties Ltd.	145,615
1,290,000	Xinyi Glass Holdings Ltd.	862,158
1,040,000	Yanchang Petroleum International Ltd.(d)	47,635
30,000	YGM Trading Ltd.	44,436
2,889,000	Yingde Gases Group Co. Ltd.	2,530,957
150,000	Yip’s Chemical Holdings Ltd.	91,348
94,500	Yue Yuen Industrial Holdings Ltd.	359,684
480,946	Yuexiu Property Co. Ltd.	117,901
58,191	Yuexiu Transport Infrastructure Ltd.	42,871

20

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
HONG KONG (continued)
306,000	Zhuhai Holdings Investment Group Ltd.	$67,118
		73,524,299
HUNGARY — 0.0%
24,646	Magyar Telekom Telecommunications Plc(d)	36,890
2,610	OTP Bank Plc	57,924
		94,814
INDIA — 1.3%
293	3M India Ltd.(d)	36,714
4,102	Aarti Industries	20,257
3,614	Aban Offshore Ltd.	22,333
2,732	ABG Shipyard Ltd.(d)	8,792
12,155	ACC Ltd.	274,370
87,674	Adani Power Ltd.(d)	59,287
6,435	Aditya Birla Nuvo Ltd.	158,861
3,330	Aegis Logistics Ltd.	36,291
3,264	Ahmednagar Forgings Ltd.	11,773
124,095	AIA Engineering Ltd.	2,248,031
5,142	Ajanta Pharma Ltd.	102,249
19,534	Alembic Ltd.	11,241
16,675	Alembic Pharmaceuticals Ltd.	124,272
36,030	Allahabad Bank(d)	58,570
810	Allcargo Logistics Ltd.	4,168
241,287	Alok Industries Ltd.(d)	25,643
1,082	Alstom India Ltd.	12,211
227,990	Amara Raja Batteries Ltd.	2,852,971
17,157	Ambuja Cements Ltd.	62,777
34,468	Amtek Auto Ltd.	86,177
17,731	Amtek India Ltd.	29,452
44,785	Anant Raj Ltd.	27,323
32,399	Andhra Bank(d)	38,972
171,333	Apollo Hospitals Enterprise Ltd.	3,067,485
9,461	Apollo Tyres Ltd.	25,814
49,192	Arvind Ltd.	196,799
198,118	Ashok Leyland Ltd.(d)	217,099
2,229	Atul Ltd.	40,641
8,853	Aurobindo Pharma Ltd.(d)	179,200
3,198	Bajaj Corp. Ltd.	22,071
473,878	Bajaj Electricals Ltd.	1,757,784
4,584	Bajaj Finance Ltd.	291,885
12,411	Bajaj Finserv Ltd.	280,383
19,521	Bajaj Holdings & Investment Ltd.	397,427
15,043	Balkrishna Industries Ltd.	183,801
133,566	Ballarpur Industries Ltd.	28,915
3,642	Balmer Lawrie & Co. Ltd.	32,644
38,808	Balrampur Chini Mills Ltd.(d)	28,076
104,590	Bank of Baroda	278,292
28,194	Bank of India(d)	96,148
23,191	Bank of Maharashtra(d)	13,473
3,185	BASF India Ltd.	55,817
2,514	Bata India Ltd.	40,341
1,828	BEML Ltd. - Partly Paid Shares	28,219

Shares		Value
INDIA (continued)
986,069	Berger Paints India Ltd.	$3,270,337
2,479	Bharat Electronics Ltd.(d)	120,390
2,296	Bharat Forge Ltd.(d)	45,358
44,918	Bhushan Steel Ltd.	43,458
10,128	Biocon Ltd.	72,179
5,808	Birla Corp. Ltd.	39,435
22,927	Blue Dart Express Ltd.	2,078,067
5,788	Britannia Industries Ltd.	200,286
3,302	Cadila Healthcare Ltd.	88,473
179,379	Cairn India Ltd.(d)	602,825
19,327	Canara Bank	115,128
7,476	Carborundum Universal Ltd.	21,222
5,310	Ceat Ltd.	63,676
11,486	Century Plyboards India Ltd.(d)	36,945
9,871	Century Textiles & Industries Ltd.	113,583
6,433	CESC Ltd.	55,493
91,441	Chambal Fertilizers & Chemicals Ltd.	92,931
36,243	City Union Bank Ltd.	53,867
1,522	CMC Ltd.	45,006
3,751	Colgate-Palmolive India Ltd.	117,417
3,973	Container Corp. of India Ltd.	102,632
10,814	Coromandel International Ltd.	39,126
41,645	Corp. Bank	37,341
21,138	Cox & Kings Ltd.	102,537
93,911	Crisil Ltd.	2,926,670
38,317	Crompton Greaves Ltd.	101,772
18,918	Cummins India Ltd.	256,777
16,196	Cyient Ltd.	122,704
37,580	Dabur India Ltd.	149,042
4,199	Dalmia Bharat Ltd.	29,082
6,484	DB Corp. Ltd.	37,088
18,464	DB Realty Ltd.(d)	18,532
27,921	DCB Bank Ltd.(d)	53,653
17,752	Deepak Fertilizers & Petrochemicals Corp. Ltd.	37,075
12,047	Delta Corp Ltd.	14,946
43,420	Dena Bank	33,429
7,530	Divi’s Laboratories Ltd.	204,323
4,597	DLF Ltd.	9,876
3,993	eClerx Services Ltd.	100,248
1,400	Eicher Motors Ltd.	334,854
22,947	EID Parry India Ltd.	59,052
183,414	Emami Ltd.(d)	2,686,886
25,985	Engineers India Ltd.	75,093
8,345	Eros International Media Ltd.(d)	54,230
17,285	Escorts Ltd.	33,677
45,444	Essar Oil Ltd.(d)	77,809
20,879	Essel Propack Ltd.	41,929
72,861	Exide Industries Ltd.	196,793
247	FAG Bearings India Ltd.	15,499
15,298	FDC Ltd.	36,984
147,282	Federal Bank Ltd.	304,697
4,296	Federal-Mogul Goetze India Ltd.(d)	32,236

21

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
INDIA (continued)
14,606	Finolex Cables Ltd.	$61,871
14,293	Finolex Industries Ltd.	61,952
958,424	Fortis Healthcare Ltd.(d)	2,335,890
31,884	Future Retail Ltd.	58,080
7,516	Gateway Distriparks Ltd.	41,689
810	GlaxoSmithKline Consumer Healthcare Ltd.	79,945
18,031	Glenmark Pharmaceuticals Ltd.	252,743
138,279	GMR Infrastructure Ltd.	32,112
7,585	Godfrey Phillips India, Ltd.	58,259
13,455	Godrej Consumer Products Ltd.	222,802
12,899	Godrej Industries Ltd.	73,344
5,642	Godrej Properties Ltd.	21,492
8,033	Great Eastern Shipping Co. Ltd. (The)	43,058
20,917	Greaves Cotton Ltd.	45,150
770	Greenlam Industries Ltd(b)	1,344
770	Greenply Industries Ltd.	12,026
2,596	Grindwell Norton Ltd.	26,826
15,133	Gujarat Alkalies & Chemicals(d)	40,540
3,890	Gujarat Flourochemicals Ltd.	38,159
34,878	Gujarat Mineral Development Corp. Ltd.	55,490
14,998	Gujarat Narmada Valley Fertilizers Co. Ltd.(d)	16,470
357,226	Gujarat Pipavav Port Ltd.(d)	1,246,340
68,587	Gujarat State Fertilisers & Chemicals Ltd.	82,663
26,093	Gujarat State Petronet Ltd.	49,339
27,765	Hathway Cable & Datacom Ltd.(d)	23,606
25,011	Havells India Ltd.	110,180
11,965	HCL Infosystems Ltd.(d)	8,242
849	HEG Ltd.(d)	2,861
18,832	Hexa Tradex Ltd.(d)	6,642
65,708	Hexaware Technologies Ltd.	291,271
270,854	Hindalco Industries Ltd.	548,403
6,147	Hindustan Petroleum Corp. Ltd.	60,502
207	Honeywell Automation India Ltd.	24,902
28,793	Housing Development & Infrastructure Ltd.(d)	53,628
355,314	HSIL Ltd.	2,165,785
4,443	Huhtamaki PPL Ltd.	15,512
23,341	ICRA Ltd.	1,613,015
46,836	IDBI Bank Ltd.	54,936
73,673	IDFC Ltd.	194,752
77,633	IIFL Holdings Ltd.	212,921
56,756	India Cements Ltd. (The)(d)	81,182
14,343	Indian Bank	31,592
36,511	Indian Overseas Bank	25,494
45,438	IndusInd Bank Ltd.	589,338
23,454	ING Vysya Bank Ltd.(b)	371,205
9,700	Intellect Design Arena Ltd.(d)	17,334
186,697	Ipca Laboratories Ltd.	1,887,399
8,799	IRB Infrastructure Developers Ltd.	32,341

Shares		Value
INDIA (continued)
8,006	Jagran Prakashan Pvt Ltd.(d)	$14,199
66,242	Jain Irrigation Systems Ltd. - DVR	59,447
168,680	Jammu & Kashmir Bank Ltd. (The)	255,085
75,459	Jaypee Infratech Ltd.(d)	19,722
6,226	Jindal Poly Films Ltd.	21,536
29,253	Jindal Saw Ltd.	31,733
7,796	JK Lakshmi Cement Ltd.	44,187
13,845	JK Tyre & Industries Ltd.	25,940
21,254	JSW Energy Ltd.	38,315
14,416	JSW Steel Ltd.	211,581
112,859	Jubilant Foodworks Ltd.(d)	2,649,694
23,442	Jubilant Organosys Ltd.(d)	55,491
2,239	Kajaria Ceramics Ltd.	27,149
90,563	Kakinada Fertilizers Ltd.(b)(c)(d)	2,997
11,421	Kalpataru Power Transmission Ltd.	41,466
3,530	Kansai Nerolac Paints Ltd.	12,408
22,504	Karnataka Bank Ltd. (The)	44,643
3,825	Karur Vysya Bank Ltd. (The)	29,003
2,339	Kaveri Seed Co. Ltd.	30,827
8,595	KEC International Ltd.	13,295
13,854	Kesoram Industries Ltd.(d)	27,145
1,197	Kirloskar Oil Engines Ltd.	5,126
24,476	KPIT Technologies Ltd.	40,501
657	Lakshmi Machine Works Ltd.	38,559
8,542	Maharashtra Seamless Ltd.	28,411
237	Mahindra Lifespace Developers Ltd.	1,745
942	Marico Kaya Enterprises Ltd.(d)	24,563
6,707	Marico Ltd.	42,418
1,693,947	Marksans Pharma Ltd.	1,544,195
26,103	MAX India Ltd.	176,020
15,382	MindTree Ltd.	295,289
815	Monsanto India Ltd.	36,768
11,271	Motherson Sumi Systems Ltd.	89,464
11,049	Mphasis Ltd.	68,705
550	MRF Ltd.	317,489
13,270	National Aluminium Co. Ltd.	9,924
48,388	NCC Ltd.	69,251
91,063	NHPC Ltd.	28,316
16,197	NIIT Technologies Ltd.	89,470
1,671	Nirvikara Paper Mills Ltd.(b)(c)(d)	1,255
11,606	Oil India Ltd.	83,653
36,200	OMAXE Ltd.	75,660
3,399	Oracle Financial Sevices Software Ltd.	177,439
16,955	Oriental Bank of Commerce	54,390
14,725	Oswal Chemical & Fertilizers(d)	4,648
14,838	Page Industries Ltd.	3,189,779
8,697	Parsvnath Developers Ltd.(d)	2,862
6,026	PC Jeweller Ltd.	32,471
1,578	Persistent Systems Ltd.	17,534

22

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
INDIA (continued)
51,330	Petronet LNG Ltd.	$141,144
1,475	Pfizer Ltd.(d)	48,488
4,125	Phoenix Mills Ltd. (The)	23,656
147,741	PI Industries Ltd.	1,531,142
272,552	Pidilite Industries Ltd.	2,433,293
7,053	Plethico Pharmaceuticals Ltd.(d)	3,259
14,082	Polaris Consulting & Services Ltd.	34,831
13,598	Prestige Estates Projects Ltd.	51,307
1,520	Procter & Gamble Hygiene & Health Care Ltd.	164,150
81,828	PTC India Financial Services Ltd.	68,539
66,948	PTC India Ltd.	76,261
36,362	Rain Industries Ltd.	25,075
502,355	Rallis India Ltd.	1,715,908
16,737	Ramco Cements Ltd. (The)	80,727
4,423	Ratnamani Metals & Tubes Ltd.	47,036
12,772	Raymond Ltd.	89,333
57,342	Redington India Ltd.	107,750
79,906	Reliance Communications Ltd.(d)	76,113
7,440	Reliance Infrastructure Ltd.	48,554
40,214	Reliance Power Ltd.(d)	35,867
38,166	Rolta India Ltd.	69,404
23,351	Ruchi Soya Industries Ltd.	14,963
816	Sanofi India Ltd.	42,651
2,527	Shoppers Stop Ltd.	14,034
1,221	Shree Cement Ltd.	195,945
142,891	Shree Renuka Sugars Ltd.(d)	27,784
13,529	Shyam Century Ferrous Ltd(b)(c)(d)	1,001
7,106	Siemens Ltd.	152,245
77,746	Sintex Industries Ltd.(d)	135,687
15,463	SJVN Ltd.	5,855
99,867	SKF India Ltd.	2,221,555
7,092	Sobha Ltd.	43,759
401,240	South Indian Bank Ltd. (The)	153,193
7,873	Spice Mobility Ltd.(d)	3,155
6,622	SRF Ltd.	101,350
13,529	Star Ferro and Cement Ltd.	33,495
5,304	State Bank of Bikaner & Jaipur	46,556
2,656	State Bank of Travancore	18,312
2,418	Sterlite Technologies Ltd.	2,284
97,594	Strides Arcolab Ltd.	1,581,264
15,536	Sun Pharmaceutical Industries Ltd.	229,646
14,358	Sun TV Network Ltd.(d)	78,464
21,387	Sundram Fasteners Ltd.	59,920
6,405	Supreme Industries Ltd.	68,860
34,244	Symphony Ltd.	1,190,331
30,834	Syndicate Bank	48,206
13,597	Tata Chemicals Ltd.	91,399
7,145	Tata Communications Ltd.	48,985
86,047	Tata Power Co. Ltd.	102,690

Shares		Value
INDIA (continued)
158,638	Tata Steel Ltd.	$900,027
14,209	Tata Tea Ltd.(d)	31,789
4,509	Thermax Ltd.	69,617
45,835	Titan Co. Ltd.	276,244
163,847	Torrent Pharmaceuticals Ltd.	3,100,362
10,413	Transport Corp. of India Ltd.	41,519
214,492	Tree House Education and Accessories Ltd.	1,330,212
104	Trent Ltd.	1,865
13,660	Triveni Turbine Ltd.	24,754
697	TTK Prestige Ltd.	41,616
23,147	Tube Investments of India Ltd.	133,255
103,009	TV18 Broadcast Ltd.(d)	56,601
8,017	TVS Motor Co. Ltd.	29,744
5,706	UCO Bank	5,664
6,802	Unichem Laboratories Ltd.	21,900
13,827	Union Bank of India	31,305
445,435	Unitech Ltd.(d)	108,001
7,841	United Breweries Ltd.	115,106
136,278	United Phosphorus Ltd.(d)	1,052,740
9,215	Uttam Galva Steels Ltd.(d)	7,029
1,544	VA Tech Wabag Ltd.	17,015
1,130	Vakrangee Ltd.	1,893
6,257	Vardhman Textiles Ltd.	63,910
54,856	Vedanta Resources Plc	529,218
21,025	Videocon Industries Ltd.(d)	49,190
56,858	Vijaya Bank	40,686
10,224	Voltas Ltd.	45,249
902	VST Industries Ltd.	23,022
563	WABCO India Ltd.	49,585
50,842	Welspun Corp. Ltd.	67,160
1,076	Wockhardt Ltd.	21,818
39,669	Yes Bank Ltd.	524,288
72,088	Zee Entertainment Enterprises Ltd.	354,169
4,219	Zensar Technologies Ltd.	46,401
		75,558,492
INDONESIA — 0.4%
223,600	Ace Hardware Indonesia Tbk PT	11,126
5,233,300	Adaro Energy Tbk PT	353,260
122,700	Adhi Karya Persero Tbk PT	26,173
660,600	Agung Podomoro Land Tbk PT	21,302
7,100,800	AKR Corporindo Tbk PT	2,848,537
2,401,100	Alam Sutera Realty Tbk PT	113,919
996,100	Aneka Tambang Persero Tbk PT	61,092
32,288,700	Arwana Citramulia Tbk PT	1,295,284
28,100	Asahimas Flat Glass Tbk PT	14,958
20,400	Astra Agro Lestari Tbk PT	32,026
42,411,000	Bakrie & Brothers Tbk PT(d)	163,591
9,578,900	Bakrie Sumatera Plantations Tbk PT(d)	36,949
9,876,000	Bakrie Telecom Tbk PT(d)	38,095
1,518,266	Bank Bukopin Tbk PT	81,404

23

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
INDONESIA (continued)
805,216	Bank Danamon Indonesia Tbk PT	$246,612
3,011,250	Bank Pan Indonesia Tbk PT(d)	301,996
935,700	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	63,162
2,452,700	Bank Tabungan Negara Persero Tbk PT	210,975
141,100	Bank Tabungan Pensiunan Nasional Tbk PT(d)	42,997
54,000	Bayan Resources Tbk PT(d)	34,056
1,863,500	Benakat Integra Tbk PT	13,082
560,000	Budi Starch & Sweetener Tbk PT(d)	3,802
624,500	Bumi Resources Minerals Tbk PT(d)	7,371
2,251,200	Bumi Serpong Damai Tbk PT	323,895
5,013,100	Ciputra Development Tbk PT	531,766
1,036,400	Ciputra Property Tbk PT	54,369
186,400	Ciputra Surya Tbk PT	42,421
542,500	Citra Marga Nusaphala Persada Tbk PT	98,560
11,917,500	Darma Henwa Tbk PT(d)	45,969
1,549,000	Delta Dunia Makmur Tbk PT(d)	10,038
393,500	Elnusa Tbk PT	18,062
10,964,300	Energi Mega Persada Tbk PT(d)	67,668
746,500	Erajaya Swasembada Tbk PT(d)	47,511
16,748,500	Express Transindo Utama Tbk PT	1,421,281
947,000	Gajah Tunggal Tbk PT	80,363
436,000	Garuda Indonesia Persero Tbk PT(d)	20,013
2,684,600	Global Mediacom Tbk PT	321,013
1,043,600	Holcim Indonesia Tbk PT	124,789
674,300	Indika Energy Tbk PT(d)	15,086
135,900	Indo Tambangraya Megah Tbk PT	132,100
122,300	Indosat Tbk PT(d)	37,740
158,000	Intiland Development Tbk PT	7,923
1,457,000	Japfa Comfeed Indonesia Tbk PT	61,821
10,555,154	Kawasan Industri Jababeka Tbk PT	231,257
60,600	Lippo Cikarang Tbk PT(d)	55,983
8,121,650	Lippo Karawaci Tbk PT	742,461
12,003,600	Malindo Feedmill Tbk PT	1,338,106
1,332,600	Matahari Putra Prima Tbk PT	407,105
1,323,367	Mayora Indah Tbk PT	2,605,897
947,100	Medco Energi Internasional Tbk PT	233,807
515,000	Media Nusantara Citra Tbk PT	87,605
106,200	Mitra Adiperkasa Tbk PT	45,675
5,841,400	MNC Investama Tbk PT	121,222
1,101,800	Multipolar Tbk PT	68,424
22,625,500	Nippon Indosari Corpindo Tbk PT	1,989,822

Shares		Value
INDONESIA (continued)
1,292,700	Pakuwon Jati Tbk PT	$43,680
4,283,000	Panin Financial Tbk PT(d)	108,046
139,100	Pembangunan Perumahan Persero Tbk PT	42,119
840,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	92,343
440,100	Ramayana Lestari Sentosa Tbk PT	26,313
5,134,400	Sampoerna Agro Tbk PT	716,935
8,825,400	Sawit Sumbermas Sarana Tbk PT	1,293,598
4,107,500	Selamat Sempurna Tbk PT	1,494,068
7,450,000	Sentul City Tbk PT(d)	55,749
2,356,500	Siloam International Hospitals Tbk PT(d)	2,581,470
117,500	Sinar Mas Agro Resources & Technology Tbk PT	46,230
2,506,800	Summarecon Agung Tbk PT	344,232
1,475,000	Surya Semesta Internusa Tbk PT	134,272
198,500	Tambang Batubara Bukit Asam Persero Tbk PT	143,180
458,600	Tiga Pilar Sejahtera Food Tbk	62,267
1,169,515	Timah Persero Tbk PT	73,532
166,600	Tower Bersama Infrastructure Tbk PT	108,925
596,800	Trada Maritime Tbk PT(d)	2,302
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	9,402
1,152,000	Tunas Baru Lampung Tbk PT	48,879
539,500	Tunas Ridean Tbk PT	29,758
488,900	Vale Indonesia Tbk PT	105,418
1,938,200	Visi Media Asia Tbk PT(d)	69,379
544,300	Waskita Karya Persero Tbk PT(b)	72,223
363,252	Wijaya Karya Persero Tbk PT	83,650
		25,199,491
IRELAND — 0.7%
134,757	Aer Lingus Group Plc	351,044
1,217,226	Bank of Ireland(d)	471,533
276,516	Beazley Plc	1,196,947
98,086	C&C Group Plc	398,031
8,364	DCC Plc	533,960
6,992	FBD Holdings Plc(d)	75,566
350,000	FleetMatics Group Plc(d)	15,953,000
173,460	Fyffes Plc	233,724
498,495	Glanbia Plc	9,263,626
67,081	Grafton Group Plc - Units	848,462
152,660	Green REIT plc	269,978
141,695	Greencore Group Plc	771,474
8,250	Icon Plc(d)	530,805
16,165	IFG Group Plc	35,031
1,072,740	Independent News & Media Plc(d)	219,224
72,600	Irish Continental Group Plc - Units	326,076

24

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
IRELAND (continued)
202,850	Irish Residential Properties REIT Plc	$243,487
34,335	James Hardie Industries Plc - CDI	396,969
198,664	Kenmare Resources Plc(d)	11,154
11,618	Kerry Group Plc - Class A(d)	854,857
35,626	Kingspan Group Plc(d)(f)	708,848
20,551	Kingspan Group Plc(f)	408,902
17,809	Paddy Power Plc(d)	1,594,749
107,448	Smurfit Kappa Group Plc(d)	3,300,329
66,447	Tarsus Group Plc	238,159
178,280	Total Produce Plc(d)	219,399
145,579	United Drug Plc(d)(f)	1,189,937
		40,645,271
ISLE OF MAN — 0.0%
6,308	Exillon Energy Plc(d)	10,651
ISRAEL — 2.0%
23,917	Africa Israel Investments Ltd.(d)	22,489
4,663	Airport City Ltd.(d)	49,279
61	Alon Blue Square Israel Ltd.(d)	147
1,010	AL-ROV Israel Ltd.(d)	29,634
11,742	AudioCodes Ltd.(d)	53,821
9,030	Azrieli Group	389,579
28	Bayside Land Corp.	9,245
238,351	Bezeq The Israeli Telecommunication Corp. Ltd.	451,939
7,207	Cellcom Israel Ltd.(d)	33,239
1,207,500	Check Point Software Technologies Ltd.(d)	100,802,100
12,818	Clal Insurance Enterprise Holdings Ltd.(d)	212,969
4,759	Compugen Ltd.(d)	31,204
13,567	Delek Automotive Systems Ltd.	164,774
1,507	Delek Group Ltd.	420,302
3,947	Delta-Galil Industries Ltd.	123,165
11,921	Direct Insurance Financial Investments Ltd.	75,046
9,607	Elbit Systems Ltd.	761,027
905	Electra Ltd.	110,922
1	Electra Real Estate Ltd.(d)	1
1,009	Equital Ltd.(d)	15,450
0	Evogene Ltd.(d)	5
3,272	EZchip Semiconductor Ltd.(d)	64,176
14,334	First International Bank of Israel Ltd.	201,375
3,427	Formula Systems (1985) Ltd.	93,449
11,000	Frutarom Industries Ltd.	468,588
1,135	Hadera Paper Ltd.(d)	21,515
66,902	Harel Insurance Investments & Financial Services Ltd.	312,715
270	Industrial Buildings Corp. Ltd.	295
378,008	Israel Discount Bank Ltd. - Class A(d)	664,862
2,874	Ituran Location & Control Ltd.	66,127
4,804	Jerusalem Oil Exploration(d)	182,874
Shares		Value
ISRAEL (continued)
4,100	Magic Software Enterprises Ltd.	$26,469
16,429	Matrix IT Ltd.	89,173
1,459	Melisron Ltd.	55,984
17,166	Menorah Mivtachim Holdings Ltd.	170,522
181,361	Migdal Insurance & Financial Holding Ltd.	219,985
1,190	Mivtach Shamir Holdings Ltd.	27,168
76,835	Mizrahi Tefahot Bank Ltd.(d)	860,355
7,596	Naphtha Israel Petroleum Corp. Ltd.(d)	43,140
736	Neto ME Holdings Ltd.	45,362
13,509	NICE-Systems Ltd.	821,049
645	Nitsba Holdings 1995 Ltd.(d)	10,940
9,096	Nova Measuring Instruments Ltd.(d)	103,336
391,918	Oil Refineries Ltd.(d)	140,159
7,203	Osem Investments Ltd.	153,663
12,789	Partner Communications Co. Ltd.(d)	32,522
2,872	Paz Oil Co. Ltd.	438,951
38,795	Phoenix Holdings Ltd. (The)	115,433
1,121	Plasson Industries Ltd.(d)	40,409
1	Protalix Biotherapeutics, Inc.(d)	2
715	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	29,088
2,505,800	Sarine Technologies Ltd.	3,882,172
68,879	Shikun & Binui Ltd.	155,181
35,913	Shufersal Ltd.	82,276
6,039	Strauss Group Ltd.(d)	107,500
5,737	Summit Real Estate Holdings Ltd.(d)	24,974
3,108	Tower Semiconductor Ltd.(d)	47,400
8,078	Union Bank of Israel(d)	27,320
		113,582,846
ITALY — 0.8%
251,176	A2A SpA	291,058
3,408	ACEA SpA	46,035
11,518	Alerion Cleanpower SpA	39,032
59,628	Amplifon SpA	466,665
22,692	Ansaldo STS SpA	241,803
54,745	Arnoldo Mondadori Editore SpA(d)	67,495
88,710	Ascopiave SpA	236,071
18,124	Astaldi SpA	158,429
15,580	ASTM SpA	222,349
14,058	Autogrill SpA(d)	135,436
21,328	Azimut Holding SpA	629,837
12,300	Banca Generali SpA	413,780
14,758	Banca IFIS SpA	304,079
532,700	Banca Monte dei Paschi di Siena SpA(d)	330,773
199,207	Banca Popolare dell’Emilia Romagna Scarl(d)	1,654,112

25

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
ITALY (continued)
1,482,144	Banca Popolare di Milano Scarl(d)	$1,541,074
161,601	Banca Popolare di Sondrio SCARL	739,969
72,361	Banco di Desio e della Brianza SpA	255,939
132,833	Banco Popolare SC(d)	2,119,445
11,802	BasicNet SpA(d)	49,695
2,317	Biesse SpA	37,464
7,909	Brembo SpA	317,038
41,617	Buzzi Unicem SpA	674,310
22,950	Buzzi Unicem SpA	228,833
42,902	Cairo Communication SpA	250,256
12,711	Cementir Holding SpA	90,203
340,523	CIR-Compagnie Industriali Riunite SpA(d)	408,739
54,892	Credito Emiliano SpA	461,650
175,511	Credito Valtellinese SC(d)	220,721
4,557	Danieli & C Officine Meccaniche SpA	111,342
4,885	Datalogic SpA	63,353
36,080	Davide Campari-Milano SpA	279,941
14,931	DeA Capital SpA(d)	31,921
23,657	Delclima(d)	62,955
10,624	De’Longhi SpA	240,850
13,750	DiaSorin SpA	628,684
2,953	Ei Towers SpA(d)	179,384
2,445	Engineering SpA	153,192
30,528	ERG SpA	439,792
5,852	Esprinet SpA	56,477
9,629	Eurotech SpA(d)	21,732
11,640	Exor SpA	539,921
222,955	Falck Renewables SpA	295,157
229,706	Finmeccanica SpA(d)	2,953,249
15,732	FNM SpA	11,623
58,626	Gruppo Editoriale L’Espresso SpA(d)	77,019
51,774	Hera SpA	136,965
239,463	Immobiliare Grande Distribuzione SIIQ SpA REIT	235,943
83,830	IMMSI SpA(d)	58,925
7,755	Industria Macchine Automatiche SpA	396,201
198,830	Intek Group SpA(d)	80,372
7,391	Interpump Group SpA	124,651
61,258	Iren SpA	90,382
84,914	Italcementi SpA	609,260
10,918	Italmobiliare SpA	358,462
10,280	Italmobiliare SpA	201,193
2,492	La Doria SpA	36,572
23,268	Maire Tecnimont SpA(d)	70,019
1,779	Mariella Burani SpA(b)(c)(d)	0
9,386	MARR SpA	188,860
292,383	Mediaset SpA(d)	1,514,788
212,482	Mediobanca SpA	2,080,467
25,558	Mediolanum SpA	215,951
Shares		Value
ITALY (continued)
130,760	Moleskine SpA	$208,343
247,307	Parmalat SpA	685,336
50,326	Piaggio & C SpA	153,251
82,166	Pirelli & C. SpA	1,425,420
59,958	Prysmian SpA	1,232,028
47,734	Recordati SpA	952,440
98,937	Reno de Medici SpA(d)	43,603
490	Reply SpA	52,544
70,103	Retelit SpA(d)	47,505
2,248	Sabaf SpA	31,274
5,423	Safilo Group SpA(d)	79,282
153,639	Saipem SpA(d)	2,046,013
48,108	Salini Impregilo SpA(d)	211,643
15,978	Salvatore Ferragamo SpA	499,475
56,253	Saras SpA(d)	109,273
3,675	SAVE SpA	53,974
62,836	Societa Cattolica di Assicurazioni SCRL	537,633
55,730	Societa Iniziative Autostradali e Servizi SpA	645,164
15,879	Sogefi SpA(d)	53,026
11,520	SOL SpA	100,895
143,496	Sorin SpA(d)	454,371
230,204	Terna Rete Elettrica Nazionale SpA	1,089,255
2,978,132	Tiscali SpA(d)	223,045
3,228	Tod’s SpA	297,939
34,001	Trevi Finanziaria Industriale SpA	99,263
6,610	Uni Land SpA(b)(c)(d)	0
341,535	Unione di Banche Italiane SCPA	2,734,305
182,926	Unipol Gruppo Finanziario SpA	964,552
41,220	Unipol Gruppo Finanziario SpA	217,349
428,604	UnipolSai SpA	1,206,034
88,760	Unipolsai SpA	250,556
712	Vianini Lavori SpA	4,677
33,054	Vittoria Assicurazioni SpA	360,013
23,496	World Duty Free SpA(d)	264,089
13,735	Yoox SpA(d)	434,911
3,856	Zignago Vetro SpA	24,030
		42,970,404
JAPAN — 5.9%
106,000	77 Bank Ltd. (The)	615,226
2,900	A&D Co. Ltd.	12,533
3,100	ABC-Mart, Inc.	177,588
26,500	Accordia Golf Co. Ltd.	270,771
46,000	Achilles Corp.	60,486
1,300	Adastria Holdings Co. Ltd.	39,577
32,000	ADEKA Corp.	453,735
16,100	Aderans Co. Ltd.	151,291
5,200	Advan Co. Ltd.	70,596
106	Advance Residence Investment Corp. REIT	250,174
22,000	Advanex, Inc.	32,613

26

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
30,700	Advantest Corp.	$364,338
6,600	Aeon Delight Co. Ltd.	175,503
12,000	Aeon Fantasy Co. Ltd.	191,960
8,300	Aeon Financial Service Co. Ltd.	213,061
3,100	Agro-Kanesho Co. Ltd.	22,276
29,900	Ahresty Corp.	215,861
3,900	Ai Holdings Corp.	71,598
14,200	Aica Kogyo Co. Ltd.	327,171
3,300	Aichi Bank Ltd. (The)	173,291
3,800	Aichi Corp.	21,132
90,000	Aichi Steel Corp.	434,925
16,000	Aichi Tokei Denki Co. Ltd.	44,623
23,700	Aida Engineering Ltd.	271,538
29,900	Aiful Corp.(d)	103,924
10,200	Ain Pharmaciez, Inc.	362,638
3,700	Aiphone Co. Ltd.	61,946
61,000	Air Water, Inc.	1,087,680
11,300	Airport Facilities Co. Ltd.	64,355
30,600	Aisan Industry Co. Ltd.	290,367
27,700	Aizawa Securities Co. Ltd.	189,539
29,900	Akebono Brake Industry Co. Ltd.	105,426
115,000	Akita Bank Ltd. (The)	356,365
3,400	Alconix Corp.	53,534
75,400	Alfresa Holdings Corp.	1,134,789
13,400	Alinco, Inc.	123,899
72,400	Allied Telesis Holdings KK(d)	46,084
3,100	Alpen Co. Ltd.	50,733
2,800	Alpha Corp.	30,861
10,500	Alpine Electronics, Inc.	215,101
39,300	Alps Electric Co. Ltd.	983,158
3,300	Alps Logistics Co. Ltd.	43,862
25,700	Amada Holdings Co. Ltd.	261,305
16,800	Amano Corp.	218,372
500	Amiyaki Tei Co. Ltd.	19,933
4,500	Amuse, Inc.	117,211
21,100	Anest Iwata Corp.	138,723
24,300	Anritsu Corp.	175,432
300	AOI Electronics Co. Ltd.	12,638
3,300	AOI Pro, Inc.	23,796
20,300	AOKI Holdings, Inc.	282,398
119,000	Aomori Bank Ltd. (The)	394,673
6,400	Aoyama Trading Co. Ltd.	222,178
92,000	Aozora Bank Ltd.	345,193
9,700	Arakawa Chemical Industries Ltd.	107,886
16,000	Araya Industrial Co. Ltd.	25,997
15,400	Arcland Sakamoto Co. Ltd.	373,908
9,738	Arcs Co. Ltd.	205,118
97,100	Arealink Co. Ltd.	100,028
2,700	Argo Graphics, Inc.	40,274
167,800	Ariake Japan Co. Ltd.	5,593,333
10,200	Arisawa Manufacturing Co. Ltd.(d)	85,769
2,200	Artnature, Inc.	20,544
3,290	As One Corp.	105,671
Shares		Value
JAPAN (continued)
10,000	Asahi Diamond Industrial Co. Ltd.	$123,702
11,950	Asahi Holdings, Inc.	225,889
4,700	Asahi Intecc Co. Ltd.	290,896
13,000	Asahi Kogyosha Co. Ltd.	47,362
27,000	Asahi Organic Chemicals Industry Co. Ltd.	61,734
13,000	Asanuma Corp.(d)	16,658
4,500	Asatsu-DK, Inc.	124,372
2,300	Asax Co. Ltd.	32,439
8,000	Ashikaga Holdings Co. Ltd.	33,568
35,900	Ashikaga Holdings Co. Ltd.	150,636
33,000	Ashimori Industry Co. Ltd.(d)	44,497
14,800	Asics Corp.	380,536
9,000	ASKA Pharmaceutical Co. Ltd.	90,075
10,400	Asunaro Aoki Construction Co. Ltd.	78,044
10,200	Atom Corp.	66,975
41,000	Atsugi Co. Ltd.	42,580
46,600	Autobacs Seven Co. Ltd.	729,832
19,000	Avex Group Holdings, Inc.	294,548
57,000	Awa Bank Ltd. (The)	340,377
12,200	Axial Retailing, Inc.	356,600
9,300	Azbil Corp.	246,131
18,300	Bandai Namco Holdings, Inc.	377,342
75,000	Bando Chemical Industries Ltd.	299,623
5,400	Bank of Iwate Ltd. (The)	243,317
127,000	Bank of Kochi Ltd. (The)	187,203
121,000	Bank of Kyoto Ltd. (The)	1,326,541
60,000	Bank of Nagoya Ltd. (The)	221,608
11,100	Bank of Okinawa Ltd. (The)	471,332
104,000	Bank of Saga Ltd. (The)	276,114
20,600	Bank of the Ryukyus Ltd.	303,307
11,100	Belc Co. Ltd.	324,912
34,500	Belluna Co. Ltd.	167,877
23,500	Benesse Holdings, Inc.	738,065
8,700	Bic Camera, Inc.	87,000
4,700	Biofermin Pharmaceutical Co. Ltd.	114,705
23,300	Bit-Isle, Inc.	102,255
6,600	BML, Inc.	201,482
3,400	Bookoff Corp.	25,685
10,000	Broadleaf Co. Ltd.	156,533
44,200	Brother Industries Ltd.	710,384
30,000	Bunka Shutter Co. Ltd.	273,869
800	C Uyemura & Co. Ltd.	39,733
8,500	Calbee, Inc.	347,404
97,000	Calsonic Kansei Corp.	708,409
900	Can Do Co. Ltd.	11,631
14,600	Canon Electronics, Inc.	294,812
12,000	Canon Marketing Japan, Inc.	225,930
15,400	Capcom Co. Ltd.	288,911
3,400	Carlit Holdings Co. Ltd.	17,883
19,400	Casio Computer Co. Ltd.	395,637
5,800	Cawachi Ltd.	93,266
117,000	Central Glass Co. Ltd.	541,884

27

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
1,700	Central Security Patrols Co. Ltd.	$19,591
1,300	Central Sports Co. Ltd.	24,051
32,350	Century Tokyo Leasing Corp.	1,029,564
6,700	CFS Corp.	57,685
31,300	Chiba Kogyo Bank Ltd. (The)	217,842
1,500	Chino Corp.	14,849
4,000	Chiyoda Co. Ltd.	86,131
14,900	Chiyoda Integre Co. Ltd.	372,500
3,800	Chori Co. Ltd.	60,596
11,700	Chubu Shiryo Co. Ltd.	70,945
138,000	Chuetsu Pulp & Paper Co. Ltd.	288,945
152,600	Chugai Mining Co. Ltd.(d)	35,786
6,000	Chugai Ro Co. Ltd.	13,769
48,900	Chugoku Bank Ltd. (The)	789,608
10,000	Chugoku Marine Paints Ltd.	87,437
32,000	Chukyo Bank Ltd. (The)	60,570
106,200	Citizen Holdings Co. Ltd.	838,749
25,200	CKD Corp.	232,372
21,000	Clarion Co. Ltd.	58,744
11,000	Cleanup Corp.	87,797
10,100	CMIC Holdings Co. Ltd.	149,977
4,800	CMK Corp.	12,101
34,723	Coca-Cola East Japan Co. Ltd.	652,001
7,600	Coca-Cola West Co. Ltd.	121,320
2,290	Cocokara Fine, Inc.	70,004
6,700	COLOPL Inc.	138,714
6,400	Colowide Co. Ltd.	88,603
6,100	Computer Engineering & Consulting Ltd.	46,797
38,300	COMSYS Holdings Corp.	537,932
17,900	CONEXIO Corp.	178,250
2,500	COOKPAD, Inc.	107,203
5,200	Corona Corp.	50,476
252,000	Cosmo Oil Co. Ltd.(d)	375,678
2,500	Cosmos Pharmaceutical Corp.	336,474
5,500	Create SD Holdings Co. Ltd.	239,992
13,500	Credit Saison Co. Ltd.	257,224
6,200	CTI Engineering Co. Ltd.	64,596
3,900	CyberAgent, Inc.	188,141
133,000	Dai Nippon Toryo Co. Ltd.	173,769
3,800	Daibiru Corp.	37,682
30,000	Daicel Corp.	364,070
6,000	Dai-Dan Co. Ltd.	41,206
67,000	Daido Kogyo Co. Ltd.	147,018
6,600	Daido Metal Co. Ltd.	72,191
148,000	Daido Steel Co. Ltd.	710,251
4,300	Daidoh Ltd.	18,475
8,300	Daifuku Co. Ltd.	111,709
26,000	Daihatsu Diesel Manufacturing Co. Ltd.	160,268
51,000	Daihen Corp.	250,301
9,000	Daiho Corp.	45,377
13,000	Daiichi Jitsugyo Co. Ltd.	68,920
3,900	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	128,204
1,300	Dai-ichi Seiko Co. Ltd.	25,042
Shares		Value
JAPAN (continued)
11,800	Daiichikosho Co. Ltd.	$380,980
72,000	Daiken Corp.	164,623
19,000	Daiki Aluminium Industry Co. Ltd.	55,695
11,200	Daikoku Denki Co. Ltd.	171,283
4,700	Daikokutenbussan Co. Ltd.	198,392
48,000	Daikyo, Inc.	72,764
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	212,312
37,000	Daio Paper Corp.	392,931
38,000	Daisan Bank Ltd. (The)	63,015
4,910	Daiseki Co. Ltd.	88,002
104,000	Daishi Bank Ltd. (The)	394,573
6,000	Daishinku Corp.	16,281
24,000	Daiso Co. Ltd.	84,422
181,000	Daito Bank Ltd. (The)	259,221
11,660	Daito Pharmaceutical Co. Ltd.	226,364
60	Daiwa House Residential Investment Corp. REIT	131,106
8,800	Daiwa Industries Ltd.	60,657
186,000	Daiwabo Holdings Co. Ltd.	311,558
10,400	DC Co. Ltd.	39,719
43,860	DCM Holdings Co. Ltd.	366,969
40,400	Dena Co. Ltd.	810,030
241,000	Denki Kagaku Kogyo KK	989,028
11,000	Denki Kogyo Co. Ltd.	51,683
15,000	Denyo Co. Ltd.	228,518
14,000	Descente Ltd.	180,452
317,000	DIC Corp.	966,399
13,000	Digital Arts, Inc.	131,198
2,300	Disco Corp.	211,122
23,000	DKS Co. Ltd.	69,539
8,500	DMG Mori Seiki Co. Ltd.	140,314
4,100	Don Quijote Co. Ltd.	313,166
4,000	Doshisha Co. Ltd.	60,503
5,674	Doutor Nichires Holdings Co. Ltd.	107,492
112,000	Dowa Holdings Co. Ltd.	1,014,003
6,300	Dr Ci Labo Co. Ltd.	237,437
400	DSB Co. Ltd.	2,982
3,200	DTS Corp.	65,394
2,300	Dunlop Sports Co. Ltd.	23,925
12,100	Duskin Co. Ltd.	208,152
7,600	Dydo Drinco, Inc.	315,075
2,000	Dynic Corp.	3,065
10,600	Eagle Industry Co. Ltd.	215,729
274,000	Ebara Corp.	1,230,017
800	Ebara Jitsugyo Co. Ltd.	9,802
63,000	EDION Corp.	461,156
7,400	eGuarantee, Inc.	121,660
110,000	Ehime Bank Ltd. (The)	234,003
8,000	Eidai Co. Ltd.	30,419
105,000	Eighteenth Bank Ltd. (The)	344,724
11,200	Eiken Chemical Co. Ltd.	222,687
3,400	Eizo Corp.	75,745

28

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
7,300	Elecom Co. Ltd.	$164,036
700	Elematec Corp.	17,852
7,300	Emori Group Holdings Co. Ltd.	30,080
8,000	en-japan, Inc.	119,933
5,600	Enplas Corp.	227,002
5,500	EPS Holdings Inc.	64,581
4,200	ESPEC Corp.	45,834
2,300	Excel Co. Ltd.	26,602
18,400	Exedy Corp.	455,839
10,100	Ezaki Glico Co. Ltd.	421,256
6,700	F@N Communications, Inc.	56,394
3,000	FALCO HOLDINGS Co. Ltd.	34,422
6,300	FamilyMart Co. Ltd.	272,261
339,400	FCC Co. Ltd.	5,545,807
35,680	Feed One Holdings Co. Ltd.	34,664
19,300	Ferrotec Corp.	113,634
107,300	FIDEA Holdings Co. Ltd.	215,678
12,100	Fields Corp.	192,546
3,600	Financial Products Group Co. Ltd.	37,598
3,000	Findex, Inc.	39,648
20,300	Foster Electric Co. Ltd.	528,752
2,200	FP Corp.	79,045
27,000	France Bed Holdings Co. Ltd.	40,477
30	Frontier Real Estate Investment Corp. REIT	146,985
17,800	F-Tech, Inc.	183,963
88,100	Fudo Tetra Corp.	167,493
5,500	Fuji Co. Ltd.	98,853
10,600	Fuji Corp. Ltd.	59,037
154,000	Fuji Electric Co. Ltd.	730,017
13,000	Fuji Kiko Co. Ltd.	67,395
12,000	Fuji Kyuko Co. Ltd.	113,065
13,700	Fuji Media Holdings, Inc.	192,420
13,800	Fuji Oil Co. Ltd.(d)	49,005
6,800	Fuji Oil Co. Ltd.	99,323
9,200	Fuji Pharma Co. Ltd.	171,363
2,900	Fuji Seal International, Inc.	87,073
11,800	Fuji Soft, Inc.	241,040
27,000	Fujibo Holdings, Inc.	67,613
4,600	Fujicco Co. Ltd.	77,745
37,500	Fujikura Kasei Co. Ltd.	175,565
220,000	Fujikura Ltd.	1,055,779
1,200	Fujikura Rubber Ltd.	7,397
6,800	Fujimori Kogyo Co. Ltd.	214,992
115,500	Fujisash Co. Ltd.(d)	145,100
2,200	Fujishoji Co. Ltd.	28,394
13,000	Fujita Kanko, Inc.	51,499
27,300	Fujitec Co. Ltd.	300,209
7,300	Fujitsu Frontech Ltd.	90,730
14,000	Fujitsu General Ltd.	202,261
7,700	FuKoKu Co. Ltd.	74,807
13,000	Fukuda Corp.	84,380
2,300	Fukuda Denshi Co. Ltd.	132,337
140,000	Fukui Bank Ltd. (The)	316,583
63,000	Fukuoka Financial Group, Inc.	364,070
Shares		Value
JAPAN (continued)
238,000	Fukushima Bank Ltd. (The)	$187,370
10,000	Fukushima Industries Corp.	168,258
70,000	Fukuyama Transporting Co. Ltd.	399,246
3,000	Funai Soken Holdings, Inc.	30,327
2,000	Furukawa Battery Co. Ltd. (The)	14,807
66,000	Furukawa Co. Ltd.	115,528
331,000	Furukawa Electric Co. Ltd.	609,883
8,100	Furuno Electric Co. Ltd.	66,347
4,000	Furusato Industries Ltd.	61,139
3,500	Fuso Chemical Co. Ltd.	41,302
11,000	Fuso Pharmaceutical Industries Ltd.	28,652
49,800	Futaba Industrial Co. Ltd.(d)	251,085
22,500	Future Architect, Inc.	136,244
12,200	Fuyo General Lease Co. Ltd.	501,181
20,000	Gakken Holdings Co. Ltd.	42,379
3,400	Gecoss Corp.	41,859
1,700	Genki Sushi Co. Ltd.	35,993
500	Genky Stores, Inc.	44,263
30,400	Geo Holdings Corp.	332,261
132,000	GLOBERIDE, Inc.	218,894
21,100	Glory Ltd.	588,467
145	GLP J - REIT	149,129
17,800	GMO Internet, Inc.	225,258
7,300	GMO Payment Gateway, Inc.	189,837
34,000	Godo Steel Ltd.	55,528
4,880	Goldcrest Co. Ltd.	96,660
19,000	Goldwin, Inc.	134,623
35,400	Gree, Inc.	228,884
119,000	GS Yuasa Corp.	563,107
24,000	GSI Creos Corp.	27,538
16,400	G-Tekt Corp.	158,369
10,800	Gulliver International Co. Ltd.	84,482
16,000	Gun-Ei Chemical Industry Co. Ltd.	45,561
108,000	Gunma Bank Ltd. (The)	769,749
48,000	Gunze Ltd.	129,849
12,700	Gurunavi, Inc.	238,258
7,200	H.I.S. Co. Ltd.	241,809
41,635	H2O Retailing Corp.	753,196
162,000	Hachijuni Bank Ltd. (The)	1,271,307
2,800	Hagihara Industries, Inc.	47,980
3,500	Hakudo Co. Ltd.	39,338
49,400	Hakuhodo DY Holdings, Inc.	531,650
4,800	Hakuto Co. Ltd.	58,734
7,100	Hamakyorex Co. Ltd.	264,912
10,600	Hamamatsu Photonics KK	310,720
108,000	Hanwa Co. Ltd.	449,548
7,000	Happinet Corp.	81,022
7,400	Hard Off Corp. Co. Ltd.	73,814
2,400	Harmonic Drive Systems, Inc.	51,055
75,000	Haseko Corp.	748,116
20,860	Hazama Ando Corp.	119,150
10,200	Heiwa Corp.	213,739

29

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
4,000	Heiwa Real Estate Co. Ltd.	$54,707
25,900	Heiwado Co. Ltd.	624,290
16,800	Hibiya Engineering Ltd.	223,437
8,688	Hiday Hidaka Corp.	212,470
36,700	Higashi Nihon House Co. Ltd.	171,513
86,000	Higashi-Nippon Bank Ltd. (The)	305,394
66,000	Higo Bank Ltd. (The)	426,181
1,600	Hikari Tsushin, Inc.	107,203
8,100	HI-LEX Corp.	260,842
3,200	Hiramatsu, Inc.	16,965
15,100	Hirano Tecseed CO Ltd.	113,819
2,625	Hirose Electric Co. Ltd.	371,106
213,000	Hiroshima Bank Ltd. (The)	1,252,312
14,400	Hisamitsu Pharmaceutical Co., Inc.	623,518
30,400	Hitachi Capital Corp.	694,312
16,900	Hitachi Chemical Co. Ltd.	329,083
9,200	Hitachi Construction Machinery Co. Ltd.	164,352
7,200	Hitachi High-Technologies Corp.	210,452
8,700	Hitachi Koki Co. Ltd.	72,063
20,000	Hitachi Kokusai Electric, Inc.	280,067
29,900	Hitachi Transport System Ltd.	484,811
43,800	Hitachi Zosen Corp.	243,211
11,000	Hochiki Corp.	78,124
10,000	Hodogaya Chemical Co. Ltd.	16,834
121,000	Hogy Medical Co. Ltd.	5,837,186
12,800	Hokkaido Electric Power Co., Inc.(d)	118,459
25,000	Hokkan Holdings Ltd.	58,417
12,000	Hokko Chemical Industry Co. Ltd.	44,322
61,000	Hokkoku Bank Ltd. (The)	222,236
74,000	Hokuetsu Bank Ltd. (The)	149,363
2,000	Hokuetsu Industries Co. Ltd.	16,181
36,500	Hokuetsu Kishu Paper Co. Ltd.	199,313
794,000	Hokuhoku Financial Group, Inc.	1,908,526
25,000	Hokuriku Electric Industry Co. Ltd.	39,573
26,600	Hokuriku Electric Power Co.	395,213
2,000	Hokuriku Electrical Construction Co. Ltd.	14,238
2,500	Hokuto Corp.	45,017
3,320	Honeys Co. Ltd.	30,114
9,600	Hoosiers Holdings	46,633
117,800	Horiba Ltd.	4,464,363
4,600	Hoshizaki Electric Co. Ltd.	272,764
5,000	Hosokawa Micron Corp.	26,256
30,000	House Foods Group, Inc.	613,568
23,700	Howa Machinery Ltd.	147,083
68,000	Hyakugo Bank Ltd. (The)	336,013
61,000	Hyakujushi Bank Ltd. (The)	210,997
39,100	Ibiden Co. Ltd.	687,688
5,500	IBJ Leasing Co. Ltd.	123,911
Shares		Value
JAPAN (continued)
1,200	Ichibanya Co. Ltd.	$54,171
19,000	Ichikoh Industries Ltd.	43,442
7,300	ICHINEN Holdings Co. Ltd.	65,908
5,000	Ichiyoshi Securities Co. Ltd.	54,020
1,500	Icom, Inc.	36,922
2,800	Idec Corp.	25,397
31,300	Idemitsu Kosan Co. Ltd.	609,223
11,400	Ihara Chemical Industry Co. Ltd.	149,136
26,036	Iida Group Holdings Co. Ltd.	353,688
39,100	Iino Kaiun Kaisha Ltd.	206,961
5,680	IJT Technology Holdings Co. Ltd.(d)	25,593
14,000	Ikegami Tsushinki Co. Ltd.	21,692
3,000	Ikyu Corp.	58,869
10,900	Imasen Electric Industrial	136,478
2,200	Inaba Denki Sangyo Co. Ltd.	79,966
300	Inaba Seisakusho Co. Ltd.	3,593
13,200	Inabata & Co. Ltd.	139,407
5,600	Inageya Co. Ltd.	63,223
3,300	Ines Corp.	31,646
4,200	I-Net Corp.	33,839
3,000	Infocom Corp.	25,603
18,500	Information Services International-Dentsu Ltd.	192,127
2,400	Innotech Corp.	10,010
11,700	Intage Holdings, Inc.	207,739
4,500	Internet Initiative Japan, Inc.	76,394
1,100	Inui Warehouse Co. Ltd.	9,231
3,100	Iriso Electronics Co. Ltd.	217,052
5,000	Ise Chemical Corp.	30,193
39,000	Iseki & Co. Ltd.	81,332
27,200	Isetan Mitsukoshi Holdings Ltd.	442,854
145,000	Ishihara Sangyo Kaisha Ltd.(d)	144,514
57,566	IT Holdings Corp.	1,147,945
14,000	Ito En Ltd.	291,960
8,700	Ito En Ltd. - Preference Shares	140,264
26,200	Itochu Enex Co. Ltd.	237,643
11,200	Itochu Techno-Solutions Corp.	256,549
1,300	Itochu-Shokuhin Co. Ltd.	45,892
35,000	Itoham Foods, Inc.	189,950
49,400	Itoki Corp.	294,993
16,400	IwaiCosmo Holdings, Inc.	222,375
96,000	Iwasaki Electric Co. Ltd.	222,714
48,000	Iwatani Corp.	326,834
11,000	Iwatsu Electric Co. Ltd.(d)	8,844
77,600	Iyo Bank Ltd. (The)	972,275
11,000	Izumi Co. Ltd.	437,605
46,000	Izutsuya Co. Ltd.(d)	24,657
12,200	J Trust Co. Ltd.	125,883
17,400	J. Front Retailing Co. Ltd.	290,583
24,000	Jaccs Co. Ltd.	126,834
3,600	Jafco Co. Ltd.	136,432
900	Jalux, Inc.(d)	18,505
1,900	Jamco Corp.	54,502

30

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
83,000	Janome Sewing Machine Co. Ltd.(d)	$99,405
5,100	Japan Airport Terminal Co. Ltd.	290,025
30,000	Japan Aviation Electronics Industry Ltd.	725,126
17,300	Japan Communications, Inc.(d)	64,477
7,700	Japan Digital Laboratory Co. Ltd.	117,435
210	Japan Hotel REIT Investment Corp.	155,302
3,900	Japan Medical Dynamic Marketing, Inc.	17,377
3,100	Japan Petroleum Exploration Co. Ltd.	119,820
15,100	Japan Pile Corp.	85,997
54	Japan Prime Realty Investment Corp. REIT	194,698
42,000	Japan Pulp & Paper Co. Ltd.	115,729
73,000	Japan Radio Co. Ltd.	276,348
157	Japan Retail Fund Investment Corp. REIT	335,302
22,900	Japan Securities Finance Co. Ltd.	150,941
101,000	Japan Steel Works Ltd. (The)	467,781
62,000	Japan Transcity Corp.	201,993
16,000	Japan Vilene Co. Ltd.	80,536
29,300	Japan Wind Development Co. Ltd.(d)	139,874
31,000	Japan Wool Textile Co. Ltd. (The)	233,668
1,000	Jastec Co. Ltd.	7,722
6,000	JBCC Holdings, Inc.	41,407
1,000	JCU Corp.	41,960
39,000	Jeol Ltd.	198,593
13,400	Jimoto Holdings, Inc.	25,588
1,500	Jin Co. Ltd.	58,040
5,000	JK Holdings Co. Ltd.	25,042
9,000	JMS Co. Ltd.	22,387
28,000	Joban Kosan Co. Ltd.	36,114
39,000	J-Oil Mills, Inc.	132,286
20,000	Joshin Denki Co. Ltd.	160,637
1,600	Jowa Holdings Co. Ltd.	65,260
52,000	Joyo Bank Ltd. (The)	285,695
12,600	Jp-Holdings, Inc.	36,196
5,400	JSP Corp.	102,663
15,800	JSR Corp.	271,405
22,000	JTEKT Corp.	377,722
59,000	Juki Corp.	175,419
81,000	Juroku Bank Ltd. (The)	324,271
64,900	JVC Kenwood Corp.	198,940
5,200	K&O Energy Group, Inc.	65,762
17,200	kabu.com Securities Co. Ltd.	127,055
2,000	Kabuki-Za Co. Ltd.	83,668
10,500	Kaga Electronics Co. Ltd.	128,040
54,000	Kagoshima Bank Ltd. (The)	391,206
66,000	Kajima Corp.	316,734
42,000	Kakaku.com, Inc.	653,920
Shares		Value
JAPAN (continued)
20,000	Kaken Pharmaceutical Co. Ltd.	$717,755
8,400	Kameda Seika Co. Ltd.	342,965
31,700	Kamei Corp.	233,104
82,000	Kamigumi Co. Ltd.	823,434
13,000	Kanaden Corp.	93,744
3,000	Kanagawa Chuo Kotsu Co. Ltd.	14,372
6,000	Kanamoto Co. Ltd.	176,131
12,000	Kandenko Co. Ltd.	75,879
112,000	Kaneka Corp.	784,188
303,000	Kanematsu Corp.	479,623
8,000	Kanematsu Electronics Ltd.	122,345
20,000	Kansai Paint Co. Ltd.	358,961
13,700	Kansai Urban Banking Corp.	150,539
37,000	Kanto Denka Kogyo Co. Ltd.	232,722
1,200	Kappa Create Holdings Co. Ltd.(d)	11,166
24,100	Kasai Kogyo Co. Ltd.	207,090
8,100	Katakura Industries Co. Ltd.	87,580
6,200	Kato Sangyo Co. Ltd.	132,204
36,000	Kato Works Co. Ltd.	232,764
2,400	KAWADA Technologies, Inc.	75,377
3,200	Kawai Musical Instruments Manufacturing Co. Ltd.	68,261
131,000	Kawasaki Heavy Industries Ltd.	678,040
834,000	Kawasaki Kisen Kaisha Ltd.	2,165,327
3,400	Kawasumi Laboratories, Inc.	26,141
79,000	Keihan Electric Railway Co. Ltd.	459,179
39,700	Keihanshin Building Co. Ltd.	236,405
15,000	Keihin Co. Ltd. (The)	24,497
32,700	Keihin Corp.	539,523
34,000	Keisei Electric Railway Co. Ltd.	404,640
74,000	Keiyo Bank Ltd. (The)	441,273
11,100	Keiyo Co. Ltd.	51,781
5,900	Kenko Mayonnaise Co. Ltd.	81,384
11,800	Kewpie Corp.	287,390
1,825	KEY Coffee, Inc.	27,620
2,000	KFC Holdings Japan Ltd.	37,688
14,000	Kikkoman Corp.	402,764
8,200	Kimoto Co. Ltd.	20,328
8,000	Kinden Corp.	112,831
4,000	Kintetsu Department Store Co. Ltd.(d)	9,749
4,500	Kintetsu World Express, Inc.	208,794
17,000	Kinugawa Rubber Industrial Co. Ltd.	78,593
2,600	Kissei Pharmaceutical Co. Ltd.	77,739
136,000	Kitagawa Iron Works Co. Ltd.	288,174
2,600	Kita-Nippon Bank Ltd. (The)	71,859
59,000	Kitano Construction Corp.	177,889
12,900	Kito Corp.	126,083
24,100	Kitz Corp.	123,326
27,700	Kiyo Bank Ltd. (The)	399,492
4,200	KLab, Inc.(d)	50,513
81,000	KNT-CT Holdings Co. Ltd.(d)	114,648
18,000	KNT-CT Holdings Co. Ltd.	25,477

31

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
20,800	Koa Corp.	$214,620
22,000	Koatsu Gas Kogyo Co. Ltd.	114,975
4,800	Kobayashi Pharmaceutical Co. Ltd.	337,688
297,000	Kobe Steel Ltd.	542,261
9,900	Koei Tecmo Holdings Co. Ltd.	151,236
9,600	Kohnan Shoji Co. Ltd.	107,417
1,300	Kohsoku Corp.	9,843
3,000	Koike Sanso Kogyo Co. Ltd.	8,920
10,100	Koito Manufacturing Co. Ltd.	356,968
2,600	Kokusai Co. Ltd.	40,894
13,800	Kokuyo Co. Ltd.	126,095
12,000	KOMAIHALTEC, Inc.	25,528
7,500	Komatsu Wall Industry Co. Ltd.	161,809
18,500	Komeri Co. Ltd.	419,426
4,600	Konaka Co. Ltd.	27,777
14,000	Konami Corp.	259,012
25,900	Kondotec, Inc.	168,762
41,600	Konica Minolta, Inc.	463,035
12,600	Konishi Co.Ltd.	222,136
14,400	Konoike Transport Co. Ltd.	154,372
1,000	Konoike Transport Co. Ltd.	10,720
2,700	Kose Corp.	175,930
6,900	Koshidaka Holdings Co. Ltd.	144,472
2,000	Kourakuen Corp.	25,779
25,000	Krosaki Harima Corp.	53,811
4,200	KRS Corp.	59,905
22,028	K’s Holdings Corp.	737,956
2,000	KU Holdings Co. Ltd.	11,692
49,000	Kumagai Gumi Co. Ltd.	157,178
6,700	Kura Corp.	259,807
82,000	Kurabo Industries Ltd.	144,908
31,500	Kuraray Co. Ltd.	428,970
66,000	Kureha Corp.	304,573
40,000	Kurimoto Ltd.	77,387
16,000	Kurita Water Industries Ltd.	418,090
19,400	Kuroda Electric Co. Ltd.	349,330
4,000	Kusuri No Aoki Co. Ltd.	295,812
174,000	KYB Co. Ltd.	664,523
43,000	Kyodo Printing Co. Ltd.	133,970
2,000	Kyoei Sangyo Co. Ltd.	3,417
6,700	Kyoei Steel Ltd.	109,422
10,800	Kyokuto Kaihatsu Kogyo Co. Ltd.	120,573
11,600	Kyokuto Securities Co. Ltd.	175,360
16,000	Kyokuyo Co. Ltd.	36,985
19,000	KYORIN Holdings, Inc.	438,559
2,520	Kyoritsu Maintenance Co. Ltd.	122,201
48,500	Kyoritsu Printing Co. Ltd.	119,828
18,000	Kyosan Electric Manufacturing Co. Ltd.	57,136
900	Kyoto Kimono Yuzen Co. Ltd.	7,749
7,300	Kyowa Electronics Instruments Co. Ltd.	29,958
58,500	Kyowa Exeo Corp.	688,869
3,000	Kyudenko Corp.	39,724
Shares		Value
JAPAN (continued)
14,200	LAC Co. Ltd.	$145,092
18,000	Laox Co. Ltd.(d)	50,955
2,800	Lasertec Corp.	39,374
600	LEC, Inc.	7,347
62,900	Leopalace21 Corp.(d)	365,600
14,500	Life Corp.	255,389
8,000	Lintec Corp.	197,454
25,000	Lion Corp.	153,476
6,000	Look, Inc.	11,658
14,200	M3, Inc.	269,491
3,800	Mabuchi Motor Co. Ltd.	228,191
20,750	Macnica Fuji Electronics Holdings, Inc.(d)	255,639
10,000	Maeda Corp.	72,864
2,400	Maeda Kosen Co. Ltd.	22,653
55,000	Maeda Road Construction Co. Ltd.	910,678
3,900	Maezawa Kasei Industries Co. Ltd.	39,653
45,000	Makino Milling Machine Co. Ltd.	414,573
2,300	Mandom Corp.	88,995
300	Mani, Inc.	20,176
3,300	Mars Engineering Corp.	58,704
7,700	Marubun Corp.	50,237
68,000	Marudai Food Co. Ltd.	245,461
4,000	Marufuji Sheet Piling Co. Ltd.	11,591
31,100	Marui Group Co. Ltd.	339,131
10,300	Maruichi Steel Tube Ltd.	262,676
33,900	Marusan Securities Co. Ltd.	342,975
2,900	Maruwa Co. Ltd.	66,938
74,000	Maruyama Manufacturing Co., Inc.	147,504
20,000	Maruzen Showa Unyu Co. Ltd.	69,179
6,400	Marvelous, Inc.	86,030
4,200	Matsuda Sangyo Co. Ltd.	54,382
2,000	Matsui Construct	11,357
11,500	Matsui Securities Co. Ltd.	107,969
11,700	Matsumotokiyoshi Holdings Co. Ltd.	428,216
800	Matsuya Co. Ltd.	12,127
700	Matsuya Foods Co. Ltd.	13,965
6,000	Max Co. Ltd.	67,940
2,400	Maxvalu Nishinihon Co. Ltd.	31,417
3,700	Maxvalu Tokai Co. Ltd.	53,207
2,400	MEC Co. Ltd.	16,603
36,900	Medipal Holdings Corp.	507,143
5,200	Megachips Corp.(d)	61,451
22,200	Megmilk Snow Brand Co. Ltd.	267,181
88,000	Meidensha Corp.	293,333
5,500	Meiko Network Japan Co. Ltd.	68,220
3,000	Meisei Industrial Co. Ltd.	16,533
6,000	Meitec Corp.	193,719
14,700	Meiwa Corp.	53,432
1,000	Melco Holdings, Inc.	20,578
2,400	Message Co. Ltd.	74,271

32

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
49,000	Michinoku Bank Ltd. (The)	$87,822
2,200	Micronics Japan Co. Ltd.	67,806
15,000	Mie Bank Ltd. (The)	34,799
4,100	Mikuni Corp.	21,530
1,237	Milbon Co. Ltd.	39,369
5,600	Mimasu Semiconductor Industry Co. Ltd.	64,489
161,000	Minato Bank Ltd. (The)	397,781
31,000	Minebea Co. Ltd.	480,059
5,100	Ministop Co. Ltd.	75,817
147,700	Miraca Holdings, Inc.	7,434,481
6,240	Mirait Holdings Corp.	70,971
26,400	Misawa Homes Co. Ltd.	234,814
17,800	MISUMI Group, Inc.	673,090
11,700	Mitani Corp.	252,226
43,800	Mito Securities Co. Ltd.	166,176
11,900	Mitsuba Corp.	253,647
113,000	Mitsubishi Gas Chemical Co., Inc.	635,980
18,000	Mitsubishi Logistics Corp.	279,648
109,000	Mitsubishi Materials Corp.	396,198
28,700	Mitsubishi Nichiyu Forklift Co. Ltd.	162,970
124,000	Mitsubishi Paper Mills Ltd.(d)	95,544
7,500	Mitsubishi Pencil Co. Ltd.	286,432
6,200	Mitsubishi Research Institute, Inc.	142,797
8,600	Mitsubishi Shokuhin Co. Ltd.	182,516
51,000	Mitsubishi Steel Manufacturing Co. Ltd.	116,181
45,800	Mitsubishi UFJ Lease & Finance Co. Ltd.	247,796
38,000	Mitsuboshi Belting Co. Ltd.	306,482
609,000	Mitsui Chemicals, Inc.	2,024,899
406,000	Mitsui Engineering & Shipbuilding Co. Ltd.	734,472
33,900	Mitsui High-Tec, Inc.	256,379
14,000	Mitsui Home Co. Ltd.	61,089
41,000	Mitsui Matsushima Co. Ltd.	44,640
420,000	Mitsui Mining & Smelting Co. Ltd.	1,006,030
80,000	Mitsui Osk Lines Ltd.	283,417
66,000	Mitsui Sugar Co. Ltd.	238,794
44,000	Mitsui-Soko Holdings Co. Ltd.	155,142
10,200	Miura Co. Ltd.	115,497
2,800	Mixi, Inc.	110,804
30,000	Miyaji Engineering Group, Inc.	49,749
93,000	Miyazaki Bank Ltd. (The)	371,533
18,000	Miyoshi Oil & Fat Co. Ltd.	21,709
42,000	Mizuno Corp.	218,442
4,000	Mochida Pharmaceutical Co. Ltd.	274,707
1,800	Modec, Inc.	30,106
75,900	Monex Group, Inc.	208,503
4,100	Monogatari Corp. (The)	138,212
300	Monotaro Co. Ltd.	10,427
80	Mori Trust Sogo Reit, Inc.	158,124
Shares		Value
JAPAN (continued)
26,000	Morinaga & Co. Ltd.	$87,755
137,000	Morinaga Milk Industry Co. Ltd.	509,447
5,300	Morita Holdings Corp.	49,937
22,000	Mory Industries, Inc.	76,650
6,200	MTI Ltd.	44,709
2,000	Murakami Corp.	35,008
233,000	Musashi Seimitsu Industry Co. Ltd.	4,972,228
10,400	Musashino Bank Ltd. (The)	379,330
28,300	Nabtesco Corp.	783,346
12,500	NAC Co. Ltd.	106,051
42,000	Nachi-Fujikoshi Corp.	247,638
3,900	Nagaileben Co. Ltd.	70,585
12,000	NaganoBank Ltd. (The)	20,302
64,900	Nagase & Co. Ltd.	864,790
7,000	Nagatanien Co. Ltd.	65,427
97,000	Nagoya Railroad Co. Ltd.	385,075
22,000	Nakabayashi Co. Ltd.	41,089
6,100	Nakanishi, Inc.	227,345
27,000	Nakayama Steel Works Ltd.(d)	21,256
12,300	Namura Shipbuilding Co. Ltd.	114,038
81,000	Nankai Electric Railway Co. Ltd.	389,397
87,000	Nanto Bank Ltd. (The)	316,231
3,600	Natori Co. Ltd.	45,015
13,200	ND Software Co. Ltd.	154,663
9,000	NDS Co. Ltd.	22,688
3,300	NEC Capital Solutions Ltd.	51,739
14,300	NEC Networks & System Integration Corp.	309,235
11,200	NET One Systems Co. Ltd.	80,670
9,900	Neturen Co. Ltd.	74,623
17,300	Nexon Co. Ltd.	220,669
13,000	NH Foods Ltd.	284,824
99,300	NHK Spring Co. Ltd.	1,144,362
24,000	Nice Holdings, Inc.	38,794
6,000	Nichia Steel Works Ltd.	17,236
38,000	Nichias Corp.	230,419
3,000	Nichiban Co. Ltd.	11,784
7,600	Nichicon Corp.	70,844
24,800	Nichiha Corp.	276,248
24,600	Nichii Gakkan Co.	229,106
16,450	Nichi-Iko Pharmaceutical Co. Ltd.	348,564
139,000	Nichirei Corp.	741,566
33,000	Nichireki Co. Ltd.	296,558
371,400	Nifco, Inc.	13,235,402
13,500	NIFTY Corp.	173,103
2,700	Nihon Dempa Kogyo Co. Ltd.	22,410
1,400	Nihon Eslead Corp.	14,094
21,000	Nihon Kohden Corp.	553,141
2,300	Nihon M&A Center, Inc.	80,423
14,500	Nihon Nohyaku Co. Ltd.	153,258
30,800	Nihon Parkerizing Co. Ltd.	352,111
2,800	Nihon Plast Co. Ltd.	23,474
1,100	Nihon Tokushu Toryo Co. Ltd.	7,518

33

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
1,600	Nihon Trim Co. Ltd.	$49,715
15,300	Nihon Unisys Ltd.	146,337
15,000	Nihon Yamamura Glass Co. Ltd.	22,236
14,800	Nikkiso Co. Ltd.	138,951
7,000	Nikko Co. Ltd.	29,079
53,000	Nippo Corp.	889,104
2,000	Nippon Air Conditioning Services Co. Ltd.	13,752
8,000	Nippon Beet Sugar Manufacturing Co. Ltd.	13,333
22,000	Nippon Carbide Industries Co. Inc.	43,116
15,000	Nippon Carbon Co. Ltd.	46,608
31,000	Nippon Chemical Industrial Co. Ltd.	69,062
100,000	Nippon Chemi-Con Corp.(d)	303,183
27,000	Nippon Chemiphar Co. Ltd.	135,452
144,500	Nippon Coke & Engineering Co. Ltd.	141,595
14,900	Nippon Concrete Industries Co. Ltd.	60,648
19,205	Nippon Denko Co. Ltd.	47,289
20,000	Nippon Densetsu Kogyo Co. Ltd.	337,186
146,000	Nippon Electric Glass Co. Ltd.	840,050
81,000	Nippon Express Co. Ltd.	468,090
6,100	Nippon Fine Chemical Co. Ltd.	49,505
96,000	Nippon Flour Mills Co. Ltd.	475,176
8,700	Nippon Gas Co. Ltd.	218,010
1,800	Nippon Hume Corp.	12,497
6,900	Nippon Kanzai Co. Ltd.	167,068
40,000	Nippon Kayaku Co. Ltd.	486,432
16,000	Nippon Kinzoku Co. Ltd.(d)	19,430
47,000	Nippon Koei Co. Ltd.	198,392
27,000	Nippon Konpo Unyu Soko Co. Ltd.	477,588
7,000	Nippon Koshuha Steel Co. Ltd.	6,918
481,900	Nippon Light Metal Holdings Co. Ltd.	750,698
87,000	Nippon Paper Industries Co. Ltd.	1,526,508
151,400	Nippon Parking Development Co. Ltd.	232,045
16,000	Nippon Pillar Packing Co. Ltd.	142,044
61,000	Nippon Piston Ring Co. Ltd.	125,678
108	Nippon Prologis REIT, Inc. REIT	234,271
4,000	Nippon Rietec Co. Ltd.	28,308
53,000	Nippon Road Co. Ltd. (The)	288,082
16,000	Nippon Seiki Co. Ltd.	321,742
4,000	Nippon Seisen Co. Ltd.	20,804
6,000	Nippon Sharyo Ltd.	17,387
349,000	Nippon Sheet Glass Co. Ltd.(d)	356,600
30,000	Nippon Shokubai Co. Ltd.	417,085
25,900	Nippon Signal Co. Ltd. (The)	250,106
54,000	Nippon Soda Co. Ltd.	338,291
Shares		Value
JAPAN (continued)
148,480	Nippon Steel & Sumikin Bussan Corp.	$511,099
32,000	Nippon Steel & Sumikin Texeng Co. Ltd.	173,400
75,800	Nippon Suisan Kaisha Ltd.	231,082
41,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	289,129
26,000	Nippon Thompson Co. Ltd.	149,380
18,000	Nippon Valqua Industries Ltd.	47,035
24,700	Nippon Yakin Kogyo Co. Ltd.(d)	49,855
32,800	Nipro Corp.	315,363
1,000	Nishikawa Rubber Co. Ltd.	16,323
126,000	Nishimatsu Construction Co. Ltd.	467,487
236,000	Nishi-Nippon City Bank Ltd. (The)	757,018
28,000	Nishi-Nippon Railroad Co. Ltd.	123,116
3,100	Nishio Rent All Co. Ltd.	88,534
13,600	Nissan Chemical Industries Ltd.	270,975
38,500	Nissan Shatai Co. Ltd.	498,178
57,800	Nissan Tokyo Sales Holdings Co. Ltd.	166,042
6,600	Nissei ASB Machine Co. Ltd.	127,910
2,600	Nissei Plastic Industrial Co. Ltd.	27,437
6,500	Nissha Printing Co. Ltd.	125,972
41,700	Nisshin Fudosan Co. Ltd.	164,146
18,000	Nisshin Oillio Group Ltd. (The)	66,332
28,860	Nisshin Seifun Group, Inc.	339,359
51,324	Nisshin Steel Co. Ltd.	690,338
76,000	Nisshinbo Holdings, Inc.	793,735
23,000	Nissin Corp.	62,027
28,000	Nissin Electric Co. Ltd.	184,087
17,300	Nissin Kogyo Co. Ltd.	286,884
1,500	Nissin Sugar Co. Ltd.	33,141
4,100	Nissui Pharmaceutical Co. Ltd.	48,417
6,000	Nitta Corp.	165,829
58,000	Nittetsu Mining Co. Ltd.	231,709
80,000	Nitto Boseki Co. Ltd.(d)	306,868
17,400	Nitto Kogyo Corp.	316,231
2,600	Nitto Kohki Co. Ltd.	52,827
12,000	Nitto Seiko Co. Ltd.	39,497
40,300	Nittoc Construction Co. Ltd.	179,561
2,200	NJS Co. Ltd.	29,131
1,200	Noevir Holdings Co. Ltd.	25,749
130,000	NOF Corp.	1,006,030
9,200	Nohmi Bosai Ltd.	116,503
1,800	Nojima Corp.	35,171
11,500	NOK Corp.	365,515
11,400	Nomura Co. Ltd.	122,879
61,600	Nomura Real Estate Holdings, Inc.	1,259,859
131	Nomura Real Estate Master Fund, Inc. REIT	170,717
33,000	Noritake Co. Ltd.	78,492
16,400	Noritz Corp.	282,261
225,800	North Pacific Bank Ltd.	896,392

34

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
3,900	NS Solutions Corp.	$131,633
110,000	NS United Kaiun Kaisha Ltd.	266,248
105,000	NTN Corp.	576,884
8,400	NTT Urban Development Corp.	88,432
2,600	Nuflare Technology, Inc.	111,709
5,100	Obara Group, Inc.	302,839
49,000	Obayashi Corp.	329,539
41,000	Obayashi Road Corp.	259,941
5,900	Obic Co. Ltd.	248,057
5,600	Odelic Co. Ltd.	153,836
88,000	Oenon Holdings, Inc.	165,829
83,000	Ogaki Kyoritsu Bank Ltd. (The)	280,838
16,000	Ohashi Technica, Inc.	210,385
1,800	Ohsho Food Service Corp.	63,995
12,345	Oiles Corp.	236,664
91,000	Oita Bank Ltd. (The)	358,208
84,000	Oji Holdings Corp.	375,678
11,100	Okabe Co. Ltd.	97,706
14,000	Okamoto Industries, Inc.	54,874
11,900	Okamura Corp.	93,087
19,000	Okasan Securities Group, Inc.	145,762
274,000	Oki Electric Industry Co. Ltd.	564,523
3,200	Okinawa Cellular Telephone Co.	98,358
500	Okinawa Electric Power Co., Inc. (The)	19,012
33,000	OKK Corp.	44,497
40,000	OKUMA Corp.	437,521
48,000	Okumura Corp.	231,558
65,000	Okura Industrial Co. Ltd.	201,424
14,000	Okuwa Co. Ltd.	115,611
2,600	ONO Sokki Co. Ltd.	22,233
2,400	Onoken Co. Ltd.	21,568
19,000	Onward Holdings Co. Ltd.	128,099
9,100	Open House Co. Ltd.	234,359
25,100	OPT Holding, Inc.	145,050
1,800	Optex Co. Ltd.	38,729
9,000	Organo Corp.	40,477
47,000	Origin Electric Co. Ltd.	201,147
115	Orix JREIT, Inc. REIT	170,477
8,600	Osaka Steel Co. Ltd.	159,683
2,100	OSAKA Titanium Technologies Co. Ltd.	45,500
5,000	Osaki Electric Co. Ltd.	34,757
15,200	OSG Corp.	317,112
4,800	Otsuka Corp.	222,312
3,500	Otsuka Kagu Ltd.	48,103
2,700	Oyo Corp.	35,729
54,000	Pacific Industrial Co. Ltd.	449,095
31,000	Pacific Metals Co. Ltd.(d)	95,025
11,650	Pack Corp. (The)	255,637
1,400	Pal Co. Ltd.	45,142
8,350	Paltac Corp.	120,355
19,000	PanaHome Corp.	139,079
7,900	Panasonic Industrial Devices SUNX Co. Ltd.	56,306

Shares		Value
JAPAN (continued)
700	Panasonic Information Systems Co. Ltd.	$25,121
7,300	Paramount Bed Holdings Co. Ltd.	198,396
4,500	Parco Co. Ltd.	42,739
30,100	Park24 Co. Ltd.	603,260
3,000	Pasco Corp.(d)	8,417
25,500	Pasona Group, Inc.	164,234
57,100	Penta-Ocean Construction Co. Ltd.	215,201
700	PIA Corp.	13,326
42,900	Pigeon Corp.	1,138,970
5,300	Pilot Corp.	287,194
7,900	Piolax, Inc.	353,317
129,500	Pioneer Corp.(d)	250,540
5,700	Plenus Co. Ltd.	112,090
2,100	Pola Orbis Holdings, Inc.	109,221
13,800	Poletowin Pitcrew Holdings, Inc.	116,271
93,000	Press Kogyo Co. Ltd.	415,930
600	Pressance Corp.	19,322
3,000	Prestige International, Inc.	23,317
69,000	Prima Meat Packers Ltd.	197,638
6,800	Pronexus, Inc.	45,561
800	Proto Corp.	10,144
28,800	Qol Co. Ltd.	251,095
40,900	Raito Kogyo Co. Ltd.	324,734
1,900	Relo Holdings, Inc.	156,901
158,840	Rengo Co. Ltd.	698,417
26,100	Resorttrust, Inc.	684,196
3,000	Rheon Automatic Machinery Co. Ltd.	14,397
22,000	Rhythm Watch Co. Ltd.	30,771
14,700	Ricoh Leasing Co. Ltd.	429,673
4,400	Right On Co. Ltd.	34,235
72,000	Riken Corp.	281,608
6,500	Riken Keiki Co. Ltd.	76,541
19,000	Riken Technos Corp.	70,017
1,400	Riken Vitamin Co. Ltd.	50,008
3,000	Ringer Hut Co. Ltd.	58,794
2,700	Rinnai Corp.	206,231
900	Rion Co. Ltd.	11,781
33,600	Riso Kagaku Corp.	557,467
1,800	Rock Field Co. Ltd.	37,161
18,800	Rohto Pharmaceutical Co. Ltd.	271,451
1,200	Roland DG Corp.	32,211
43,000	Round One Corp.	229,405
8,600	Royal Holdings Co. Ltd.	158,747
50,000	Ryobi Ltd.	164,992
12,000	Ryoden Trading Co. Ltd.	86,533
3,800	Ryohin Keikaku Co. Ltd.	607,554
12,500	Ryosan Co. Ltd.	299,414
5,100	Ryoyo Electro Corp.	59,585
3,500	S Foods, Inc.	62,496
3,300	Sac’s Bar Holdings, Inc.	59,422
36,000	Saibu Gas Co. Ltd.	84,724

35

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
4,700	Saizeriya Co. Ltd.	$96,126
28,000	Sakai Chemical Industry Co. Ltd.	93,099
18,000	Sakai Heavy Industries Ltd.	44,171
5,400	Sakai Moving Service Co. Ltd.	174,121
18,000	Sakai Ovex Co. Ltd.	30,000
22,400	Sakata INX Corp.	213,869
4,600	Sakata Seed Corp.	79,941
3,300	San-A Co. Ltd.	138,744
64,000	San-Ai Oil Co. Ltd.	429,883
42,000	Sanden Holdings Corp.	197,337
1,100	Sanei Architecture Planning Co. Ltd.	8,761
30,950	Sangetsu Co. Ltd.	480,321
74,000	San-In Godo Bank Ltd. (The)	712,111
22,000	Sanken Electric Co. Ltd.	168,961
8,900	Sanki Engineering Co. Ltd.	71,409
8,000	Sanko Metal Industrial Co. Ltd.	16,616
3,400	Sankyo Co. Ltd.	129,137
12,500	Sankyo Seiko Co. Ltd.	54,439
14,400	Sankyo Tateyama, Inc.	270,392
173,000	Sankyu, Inc.	817,186
14,600	Sanoh Industrial Co. Ltd.	107,605
8,700	Sanrio Co. Ltd.	234,623
6,800	Sanshin Electronics Co. Ltd.	56,439
29,500	Santen Pharmaceutical Co. Ltd.	390,616
25,200	Sanwa Holdings Corp.	191,216
19,000	Sanyo Chemical Industries Ltd.	148,467
13,000	Sanyo Denki Co. Ltd.	109,313
2,000	Sanyo Electric Railway Co. Ltd.	7,856
4,300	Sanyo Housing Nagoya Co. Ltd.	43,900
10,000	Sanyo Industries Ltd.	17,923
61,000	Sanyo Shokai Ltd.	159,397
95,000	Sanyo Special Steel Co. Ltd.	463,065
99,000	Sapporo Holdings Ltd.	388,869
6,000	SATO Holdings Corp.	139,648
2,700	Sato Shoji Corp.	18,746
4,100	Satori Electric Co. Ltd.	28,707
24,600	Sawada Holdings Co. Ltd.	189,754
7,200	Sawai Pharmaceutical Co. Ltd.	412,462
35,000	SAXA Holdings, Inc.	64,782
133,880	SBI Holdings, Inc.	1,795,158
8,500	SBS Holdings, Inc.	67,630
12,000	SCREEN Holdings Co. Ltd.	82,010
11,297	SCSK Corp.	332,098
4,000	Seibu Electric Industry Co. Ltd.	15,343
18,000	Seika Corp.	50,352
23,700	Seikitokyu Kogyo Co. Ltd.	108,377
54,000	Seiko Holdings Corp.	288,995
78,000	Seino Holdings Co. Ltd.	900,201
25,300	Seiren Co. Ltd.	222,064
27,400	Sekisui Jushi Corp.	367,399
10,000	Sekisui Plastics Co. Ltd.	41,206
60,000	Senko Co. Ltd.	380,905
2,000	Senshu Electric Co. Ltd.	30,251
103,120	Senshu Ikeda Holdings, Inc.	458,599

Shares		Value
JAPAN (continued)
11,800	Senshukai Co. Ltd.	$85,090
1,100	Seria Co. Ltd.	35,285
57,800	Seven Bank Ltd.	313,204
3,000	Shaklee Global Group, Inc.(d)	52,764
485,000	Sharp Corp.(d)	1,056,114
1,200	Shibaura Electronics Co. Ltd.	20,704
1,000	Shibaura Mechatronics Corp.	2,479
17,000	Shibusawa Warehouse Co. Ltd. (The)	50,972
7,700	Shibuya Kogyo Co. Ltd.	159,675
75,000	Shiga Bank Ltd. (The)	396,985
44,000	Shikibo Ltd.	45,327
97,000	Shikoku Bank Ltd. (The)	207,973
22,000	Shikoku Chemicals Corp.	193,467
23,200	Shikoku Electric Power Co., Inc.(d)	316,328
6,900	Shima Seiki Manufacturing Ltd.	119,970
19,349	Shimachu Co. Ltd.	501,551
59,000	Shimadzu Corp.	695,745
4,800	Shimamura Co. Ltd.	480,804
2,700	Shimizu Bank Ltd. (The)	72,136
50,000	Shimizu Corp.	362,228
3,100	Shin Nippon Air Technologies Co. Ltd.	26,197
80,000	Shinagawa Refractories Co. Ltd.	215,075
36,000	Shindengen Electric Manufacturing Co. Ltd.	185,427
2,000	Shin-Keisei Electric Railway Co. Ltd.	6,935
25,500	Shinko Electric Industries Co. Ltd.	204,812
9,200	Shinko Plantech Co. Ltd.	70,117
8,800	Shinko Shoji Co. Ltd.	90,064
8,000	Shinmaywa Industries Ltd.	83,551
8,400	Shinnihon Corp.	31,588
157,000	Shinsei Bank Ltd.	323,467
30,000	Shinsho Corp.	66,080
900	Shinwa Co. Ltd.	15,098
14,500	Ship Healthcare Holdings, Inc.	355,821
74,000	Shiroki Corp.	245,427
3,000	Shizuki Electric Co., Inc.	19,899
47,500	Shizuoka Gas Co. Ltd.	310,699
7,000	Shochiku Co. Ltd.	60,209
3,000	Shoei Foods Corp.	26,030
11,000	Shoko Co. Ltd.	14,188
1,000	Showa Aircraft Industry Co. Ltd.	10,218
42,200	Showa Corp.	448,508
900,600	Showa Denko KK	1,237,005
67,000	Showa Sangyo Co. Ltd.	274,397
136,600	Showa Shell Sekiyu KK	1,324,814
10,800	Siix Corp.	288,543
16,000	Sinanen Co. Ltd.	63,518
31,000	Sinfonia Technology Co. Ltd.	52,965
23,900	Sinko Industries Ltd.	247,607
13,000	Sintokogio Ltd.	109,422

36

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
122,200	SKY Perfect JSAT Holdings, Inc.	$767,588
8,000	SMK Corp.	33,501
2,800	SMS Co. Ltd.	34,191
3,700	SNT Corp.	17,353
5,100	Sodick Co. Ltd.	53,307
3,600	Soft99 Corp.	24,241
8,400	Sogo Medical Co. Ltd.	231,457
34,288	Sohgo Security Services Co. Ltd.	1,121,396
274,400	Sojitz Corp.	540,067
44,000	Sotetsu Holdings, Inc.	209,682
18,500	Sparx Group Co. Ltd.	38,271
700	SPK Corp.	13,836
5,000	Square Enix Holdings Co. Ltd.	105,946
9,900	SRA Holdings, Inc.	136,229
300	ST Corp.	2,631
8,200	St. Marc Holdings Co. Ltd.	276,424
14,400	Stanley Electric Co. Ltd.	325,990
13,500	Star Micronics Co. Ltd.	221,495
11,900	Start Today Co. Ltd.	295,507
6,900	Starts Corp., Inc.	108,932
22,000	Starzen Co. Ltd.	72,228
12,100	Stella Chemifa Corp.	135,897
12,600	Studio Alice Co. Ltd.	231,950
2,700	Sugi Holdings Co. Ltd.	132,060
2,700	Sugimoto & Co. Ltd.	30,143
3,900	Sumco Corp.	59,611
4,800	Sumida Corp.	32,080
22,000	Suminoe Textile Co. Ltd.	58,040
118,000	Sumitomo Bakelite Co. Ltd.	541,575
13,200	Sumitomo Dainippon Pharma Co. Ltd.	149,136
18,500	Sumitomo Densetsu Co. Ltd.	224,820
82,800	Sumitomo Forestry Co. Ltd.	966,693
51,000	Sumitomo Heavy Industries Ltd.	320,352
139,400	Sumitomo Mitsui Construction Co. Ltd.	194,973
264,000	Sumitomo Osaka Cement Co. Ltd.	864,523
13,000	Sumitomo Precision Products Co. Ltd.	51,826
1,980	Sumitomo Real Estate Sales Co. Ltd.	54,226
33,700	Sumitomo Riko Co. Ltd.	293,534
18,400	Sumitomo Rubber Industries Ltd.	342,265
39,000	Sumitomo Seika Chemicals Co. Ltd.	294,296
21,000	Sumitomo Warehouse Co. Ltd. (The)	119,422
5,200	Sun Frontier Fudousan Co. Ltd.	50,084
20,000	Suncall Corp.	108,543
8,500	Sundrug Co. Ltd.	427,848
3,600	Sun-Wa Technos Corp.	35,337
17,200	Suruga Bank Ltd.	382,318
20,570	Suzuken Co. Ltd.	646,904

Shares		Value
JAPAN (continued)
76,000	SWCC Showa Holdings Co. Ltd.(d)	$60,469
5,400	Systena Corp.	39,935
10,100	T&K Toka Co. Ltd.	207,498
3,200	T. Hasegawa Co. Ltd.	47,116
24,000	T. RAD Co. Ltd.	51,859
1,600	Tabuchi Electric Co. Ltd.	17,327
3,240	Tachibana Eletech Co. Ltd.	39,347
6,700	Tachi-S Co. Ltd.	103,306
49,000	Tadano Ltd.	713,660
105,000	Taiheiyo Cement Corp.	332,412
20,700	Taiho Kogyo Co. Ltd.	269,412
8,000	Taikisha Ltd.	215,410
3,000	Taiko Bank Ltd. (The)	5,980
8,300	Taiko Pharmaceutical Co. Ltd.	131,729
3,000	Taiyo Holdings Co. Ltd.	103,894
13,000	Taiyo Nippon Sanso Corp.	168,869
22,700	Taiyo Yuden Co. Ltd.	337,268
10,000	Takagi Securities Co. Ltd.	21,776
1,400	Takamatsu Construction Group Co. Ltd.	32,843
17,700	Takara Holdings, Inc.	132,676
42,800	Takara Leben Co. Ltd.	263,467
31,000	Takara Standard Co. Ltd.	253,400
32,000	Takasago International Corp.	148,744
13,000	Takasago Thermal Engineering Co. Ltd.	169,523
18,000	Takashima & Co. Ltd.	39,648
66,000	Takashimaya Co. Ltd.	619,095
16,100	Takata Corp.	199,969
15,430	Take And Give Needs Co. Ltd.	127,162
22,900	Takeei Corp.	202,916
1,900	Takeuchi Manufacturing Co. Ltd.	92,454
10,000	Takihyo Co. Ltd.	39,698
49,000	Takiron Co. Ltd.	229,405
33,000	Takisawa Machine Tool Co. Ltd.	62,186
35,000	Takuma Co. Ltd.	270,854
27,100	Tama Home Co. Ltd.	131,642
1,900	Tamron Co. Ltd.	44,906
20,000	Tamura Corp.	85,930
17,900	Tanseisha Co. Ltd.	144,969
500	Tasaki Co. Ltd.(d)	10,422
45,200	Tatsuta Electric Wire and Cable Co. Ltd.	198,744
49,000	Tayca Corp.	188,367
39,900	TBK Co. Ltd.	216,543
600	Techno Medica Co. Ltd.	12,362
1,200	Techno Ryowa Ltd.	7,085
721,000	Teijin Ltd.	2,457,680
9,700	Teikoku Sen-I Co. Ltd.	139,326
4,300	Temp Holdings Co. Ltd.	137,751
14,600	T-Gaia Corp.	198,824
16,900	THK Co. Ltd.	430,285
7,400	TKC Corp.	177,811

37

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
40,000	Toa Corp.	$70,687
6,000	Toa Corp.	62,864
58,000	Toa Oil Co. Ltd.	73,350
56,000	Toa Road Corp.	201,675
24,000	Toabo Corp.	15,075
115,500	Toagosei Co. Ltd.	515,590
10,100	Tobishima Corp.(d)	20,555
5,000	Tobu Store Co. Ltd.	14,196
24,600	TOC Co. Ltd.	188,724
8,300	Tocalo Co. Ltd.	164,332
73,000	Tochigi Bank Ltd. (The)	395,570
72,000	Toda Corp.	298,492
3,000	Toda Kogyo Corp.	10,578
600	Toei Animation Co. Ltd.	17,990
20,000	Toei Co. Ltd.	148,241
23,000	Toenec Corp.	114,615
94,000	Toho Bank Ltd. (The)	399,146
20,000	Toho Co. Ltd.	78,559
10,600	Toho Co. Ltd.	264,645
83,000	Toho Gas Co. Ltd.	505,369
8,000	Toho Holdings Co. Ltd.	139,832
68,000	Toho Zinc Co. Ltd.	263,685
26,000	Tohoku Bank Ltd. (The)	37,454
10,000	Tokai Carbon Co. Ltd.	29,481
6,500	Tokai Corp.	218,300
49,200	TOKAI Holdings Corp.	209,327
12,000	Tokai Lease Co. Ltd.	21,709
33,300	Tokai Rika Co. Ltd.	818,276
41,500	Tokai Tokyo Financial Holdings, Inc.	321,851
4,990	Token Corp.	252,843
44,000	Toko, Inc.	130,821
30,840	Tokushu Tokai Paper Co. Ltd.	71,030
54,000	Tokuyama Corp.	121,206
77,000	Tokyo Dome Corp.	330,184
1,100	Tokyo Electron Device Ltd.	14,667
5,000	Tokyo Energy & Systems, Inc.	47,697
40,000	Tokyo Keiki, Inc.	94,137
25,600	Tokyo Ohka Kogyo Co. Ltd.	798,660
4,000	Tokyo Rakutenchi Co. Ltd.	16,583
97,000	Tokyo Rope Manufacturing Co. Ltd.(d)	157,605
2,500	Tokyo Sangyo Co. Ltd.	10,406
14,600	Tokyo Seimitsu Co. Ltd.	317,189
27,500	Tokyo Steel Manufacturing Co. Ltd.	192,085
86,000	Tokyo Tatemono Co. Ltd.	628,794
32,000	Tokyo Tekko Co. Ltd.	133,735
20,000	Tokyo Theaters Co., Inc.	23,283
6,275	Tokyo Ty Financial Group, Inc.	180,262
7,000	Tokyotokeiba Co. Ltd.	17,236
39,000	Tokyu Fudosan Holdings Corp.	291,357
27,000	Toli Corp.	65,578
28,000	Tomato Bank Ltd.	46,901
1,100	Tomen Devices Corp.	19,282
15,200	Tomoe Corp.	54,740

Shares		Value
JAPAN (continued)
2,600	Tomoe Engineering Co. Ltd.	$37,955
86,000	Tomoku Co. Ltd.	203,116
58,100	TOMONY Holdings, Inc.	276,875
24,800	Tomy Co. Ltd.	151,417
15,000	Tonami Holdings Co. Ltd.	54,397
30	Top REIT, Inc.	129,648
1,600	Topcon Corp.	41,675
15,700	Toppan Forms Co. Ltd.	190,004
28,500	Topre Corp.	461,872
128,000	Topy Industries Ltd.	308,744
15,200	Toridoll.corp.	214,760
2,300	Torigoe Co. Ltd. (The)	13,812
1,000	Torii Pharmaceutical Co. Ltd.	26,633
5,000	Torishima Pump Manufacturing Co. Ltd.	37,186
12,100	Tosei Corp.	88,267
45,000	Toshiba Machine Co. Ltd.	201,256
11,000	Toshiba Plant Systems & Services Corp.	153,760
86,000	Toshiba TEC Corp.	478,978
1,000	Tosho Co. Ltd.	22,864
14,000	Tosho Printing Co. Ltd.	44,791
148,000	Tosoh Corp.	798,258
7,500	Totetsu Kogyo Co. Ltd.	169,786
29,000	TOTO Ltd.	412,898
8,000	Tottori Bank Ltd. (The)	17,621
241,000	Towa Bank Ltd. (The)	209,916
5,500	Towa Corp.	32,475
4,900	Towa Pharmaceutical Co. Ltd.	259,774
15,700	Toyo Construction Co. Ltd.	61,012
3,000	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	10,754
16,000	Toyo Engineering Corp.	45,293
89,000	Toyo Ink SC Holdings Co. Ltd.	425,620
28,000	Toyo Kohan Co. Ltd.	134,137
2,500	Toyo Machinery & Metal Co. Ltd.	9,234
16,000	Toyo Securities Co. Ltd.	51,323
66,200	Toyo Seikan Group Holdings Ltd.	1,054,543
13,300	Toyo Suisan Kaisha Ltd.	466,725
1,400	Toyo Tanso Co. Ltd.	26,558
41,100	Toyo Tire & Rubber Co. Ltd.	789,299
20,000	Toyo Wharf & Warehouse Co. Ltd.	33,501
544,000	Toyobo Co. Ltd.	833,769
49,800	Toyoda Gosei Co. Ltd.	1,159,915
21,500	Toyota Boshoku Corp.	320,339
7,700	TPR Co. Ltd.	203,786
1,200	Trancom Co. Ltd.	57,085
12,900	Transcosmos, Inc.(d)	313,100
9,400	Trend Micro, Inc.	320,025
2,600	Trusco Nakayama Corp.	87,973
20,000	TS Tech Co. Ltd.	598,827
19,900	TSI Holdings Co. Ltd.	136,667

38

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
49,000	Tsubakimoto Chain Co.	$403,409
8,000	Tsubakimoto Kogyo Co. Ltd.	21,240
7,000	Tsudakoma Corp.(d)	9,146
7,000	Tsugami Corp.	41,097
3,100	Tsukada Global Holdings, Inc.	21,160
14,500	Tsukishima Kikai Co. Ltd.	145,850
69,933	Tsukuba Bank Ltd.	240,724
2,500	Tsukui Corp.	18,970
10,200	Tsumura & Co.	239,623
7,800	Tsuruha Holdings, Inc.	569,648
1,200	Tsurumi Manufacturing Co. Ltd.	18,131
600	Tsutsumi Jewelry Co. Ltd.	14,312
7,000	TTK Co. Ltd.	28,434
150,840	UACJ Corp.	440,897
315,800	Ube Industries Ltd.	526,333
60,000	Uchida Yoko Co. Ltd.	204,020
6,000	Ueki Corp.	12,864
2,500	UKC Holdings Corp.	44,598
17,600	Ulvac, Inc.(d)	301,588
14,000	Uniden Corp.(d)	25,678
24,700	Unipres Corp.	511,791
2,600	United Arrows Ltd.	80,243
9,300	United Super Markets Holdings, Inc.(d)	80,538
192	United Urban Investment Corp. REIT	306,010
67,000	Unitika Ltd.(d)	33,668
2,500	Universal Entertainment Corp.	41,855
189,100	UNY Group Holdings Co. Ltd.	1,072,200
79,380	Usen Corp.(d)	234,018
4,100	U-Shin Ltd.	27,127
2,600	Ushio, Inc.	34,318
17,600	USS Co. Ltd.	311,906
8,800	Utoc Corp.	42,821
9,500	Valor Co. Ltd.	203,446
2,500	Village Vanguard Co. Ltd.	30,046
16,700	Vital KSK Holdings, Inc.	123,921
51,600	VT Holdings Co. Ltd.	259,729
15,000	Wacoal Holdings Corp.	167,462
21,700	Wacom Co. Ltd.	113,589
33,000	Wakachiku Construction Co. Ltd.	50,025
26,000	Wakita & Co. Ltd.	259,782
14,900	Warabeya Nichiyo Co. Ltd.	335,312
5,500	WATAMI Co. Ltd.(d)	54,309
5,900	Weathernews, Inc.	174,430
6,400	Welcia Holdings Co. Ltd.	280,335
8,100	Wellnet Corp.	182,487
2,400	WirelessGate, Inc.	70,352
7,600	Wowow, Inc.	253,333
8,600	Xebio Co. Ltd.	151,616
4,000	Yachiyo Industry Co. Ltd.	32,563
4,500	Yahagi Construction Co. Ltd.	29,322
1,600	YAMABIKO Corp.	69,682
104,200	Yamada Denki Co. Ltd.	428,494
42,000	Yamagata Bank Ltd. (The)	187,839

Shares		Value
JAPAN (continued)
88,000	Yamaguchi Financial Group, Inc.	$1,107,002
82,600	Yamaha Corp.	1,507,415
7,000	Yamaichi Electronics Co. Ltd.	53,467
84,000	Yamanashi Chuo Bank Ltd. (The)	393,266
51,000	Yamatane Corp.	80,729
8,400	Yamato Kogyo Co. Ltd.	199,166
800	Yamaya Corp.	12,094
80,000	Yamazaki Baking Co. Ltd.	1,431,826
100	Yamazawa Co. Ltd.	1,447
12,300	Yamazen Corp.	110,123
5,400	Yaoko Co. Ltd.	192,437
700	Yashima Denki Co. Ltd.	3,394
61,800	Yaskawa Electric Corp.	859,196
6,000	Yasuda Logistics Corp.	51,206
17,400	Yellow Hat Ltd.	386,035
16,000	Yodogawa Steel Works Ltd.	65,126
6,500	Yokogawa Bridge Holdings Corp.	74,146
51,800	Yokogawa Electric Corp.	608,238
22,300	Yokohama Reito Co. Ltd.	158,752
139,000	Yokohama Rubber Co. Ltd. (The)	1,500,595
3,000	Yomeishu Seizo Co. Ltd.	25,251
500	Yondoshi Holdings, Inc.	11,039
2,100	Yonex Co. Ltd.	31,324
20,300	Yorozu Corp.	415,521
3,900	Yoshinoya Holdings Co. Ltd.	44,618
13,500	Yuasa Trading Co. Ltd.	299,397
27,000	Yuken Kogyo Co. Ltd.	57,663
13,000	Yurtec Corp.	83,618
8,000	Yusen Logistics Co. Ltd.	98,157
900	Yushiro Chemical Industry Co. Ltd.	11,691
17,700	Zenrin Co. Ltd.	218,656
14,300	Zensho Holdings Co. Ltd.(d)	134,377
52,000	Zeon Corp.	469,481
1,500	ZERIA Pharmaceutical Co. Ltd.	23,932
4,000	Zojirushi Corp.	55,008
2,400	Zuken, Inc.	21,508
		334,311,976
JERSEY CHANNEL ISLANDS — 0.0%
47,640	Atrium European Real Estate Ltd.	234,298
410,240	Centamin Plc	399,869
28,143	Petra Diamonds Ltd.(d)	68,255
50,842	Phoenix Group Holdings	658,284
1,475	Randgold Resources Ltd.	112,390
		1,473,096
LUXEMBOURG — 0.2%
22,999	APERAM SA(d)	881,130
2,399	Eurofins Scientific SE	678,009
11,680	Grand City Properties SA(d)	221,642

39

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
LUXEMBOURG (continued)
49,500	L’Occitane International SA	$145,935
8,070	Millicom International Cellular SA	630,427
8,851	Oriflame Cosmetics SA - SDR	153,051
11,870	Orion Engineered Carbons SA	232,415
100,579	Regus Plc	385,197
207,034	Stabilus SA(c)(d)	7,249,526
		10,577,332
MACAU — 0.0%
124,000	Macau Legend Development Ltd.(d)	47,037
MALAYSIA — 0.6%
174,100	Aeon Co. (M) Berhad	158,873
323,590	Affin Holdings Berhad	264,396
324,200	AirAsia Berhad	206,636
20,200	Alam Maritim Resources Berhad(d)	3,828
415,600	Alliance Financial Group Berhad	553,122
20,100	Amway Malaysia Holdings Berhad	62,081
1,127,600	APM Automotive Holdings Berhad	1,630,532
32,700	Batu Kawan Berhad	166,920
95,933	Berjaya Assets Berhad	23,165
327,300	Berjaya Corp. Berhad	39,976
19,381	Berjaya Sports Toto Berhad	17,740
133,600	BIMB Holdings Berhad	150,049
486,500	Bintulu Port Holdings Berhad	956,198
365,904	Boustead Holdings Berhad	474,653
399,400	Bumi Armada Berhad	133,451
46,400	Bursa Malaysia Berhad	113,867
94,300	Cahya Mata Sarawak Berhad	134,241
33,700	Carlsberg Brewery-Malaysia Berhad	126,795
98,060	CB Industrial Product Holding Berhad	55,893
25,300	Coastal Contracts Berhad	21,453
15,350	Dayang Enterprise Holdings Berhad	11,335
5,629,086	Dialog Group Berhad	2,560,472
259,700	DRB-Hicom Berhad	137,087
458,700	Eastern & Oriental Berhad	251,148
98,700	Evergreen Fibreboard Berhad(d)	30,207
18,300	Fraser & Neave Holdings Berhad	95,264
75,300	Genting Plantations Berhad	209,525
23,300	Globetronics Technology Berhad	38,926
125,000	Glomac Berhad	33,694
48,000	Guinness Anchor Berhad	196,771
41,100	GuocoLand Malaysia Berhad	13,963
499,380	HAP Seng Consolidated Berhad	647,799
93,500	Hap Seng Plantations Holdings Berhad	68,258
Shares		Value
MALAYSIA (continued)
1,220,980	Hartalega Holdings Berhad	$2,797,472
19,992	Hock Seng LEE Berhad	10,329
51,500	Hong Leong Industries Berhad	72,012
37,733	Hua Yang Berhad	22,249
55,620	Hume Industries Berhad(d)	56,690
507,790	IJM Corp. Berhad	1,045,094
105,900	IJM Plantations Berhad	106,450
59,062	Inari Amertron Berhad	52,735
147,800	Iris Corp. Berhad(d)	12,242
84,100	Jaya Tiasa Holdings Berhad	38,254
218,400	JCY International Berhad	46,912
59,079	K&N Kenanga Holdings Berhad(d)	11,612
73,100	Keck Seng (Malaysia) Berhad	113,298
45,100	Kian JOO CAN Factory Berhad	38,749
1,976,800	KKB Engineering Berhad	1,004,635
244,200	KLCCP Stapled Group	484,080
310,080	KNM Group Berhad(d)	55,721
21,600	Kossan Rubber Industries	36,389
2,365,788	KPJ Healthcare Berhad	2,829,779
173,143	KSL Holdings Berhad	93,341
345,800	Kulim Malaysia Berhad	252,444
35,950	Kumpulan Fima Berhad	20,491
110,400	Kumpulan Perangsang Selangor Berhad	45,877
60,900	Lafarge Malaysia Berhad	165,011
306,100	Land & General Berhad	43,833
157,800	Landmarks Berhad(d)	57,599
102,700	LBS Bina Group Berhad	44,984
79,000	Lingkaran Trans Kota Holdings Berhad	86,730
17,100	LPI Capital Berhad	69,427
62,600	Magnum Berhad	47,985
495,179	Mah Sing Group Berhad	293,367
96,950	Malayan Flour Mills Berhad	41,377
112,587	Malaysia Airports Holdings Berhad	203,899
175,980	Malaysia Building Society Berhad	102,776
82,700	Malaysia Marine and Heavy Engineering Holdings Berhad	28,329
71,100	Malaysian Bulk Carriers Berhad	23,956
32,000	Malaysian Pacific Industries Berhad	59,750
291,250	Malaysian Resources Corp. Berhad	107,946
37,180	MBM Resources Berhad	35,494
2,578,000	Media Prima Berhad	1,216,072
18,700	Mega First Corp. Berhad	12,864
81,000	MKH Berhad	58,905
392,500	MMC Corp. Berhad	296,455
45,500	MNRB Holdings Berhad	47,780
83,100	Mudajaya Group Berhad	32,899
51,500	Muhibbah Engineering M Berhad	36,295
680,100	Mulpha International Berhad(d)	73,519
35,600	My EG Services Berhad	25,289

40

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
MALAYSIA (continued)
50,500	Naim Holdings Berhad	$39,277
318,800	Nam Cheong Ltd.	80,712
22,000	NCB Holdings Berhad	17,728
5,000	Nestle Malaysia Berhad	104,029
102,200	Oriental Holdings Berhad	224,114
326,790	OSK Holdings Berhad	192,688
39,200	Padini Holdings Berhad	15,409
71,200	Pantech Group Holdings Berhad	14,694
34,891	Parkson Holdings Berhad(d)	21,063
211,000	Perdana Petroleum Berhad	80,573
43,000	PJ Development Holdings Berhad	17,869
107,600	POS Malaysia Berhad	153,779
111,200	Press Metal Berhad	88,361
119,500	Protasco Berhad	63,751
3,206,100	QL Resources Berhad	3,591,840
66,000	Salcon Berhad	15,844
19,800	Sarawak Oil Palms Berhad	27,519
7,600	Scientex Berhad	14,191
43,900	Scomi Energy Services Berhad(d)	5,547
494,800	Scomi Group Berhad(d)	33,343
2,300	Selangor Properties Berhad	3,552
51,500	Shangri-La Hotels (Malaysia) Berhad	91,967
16,900	Shell Refining Co. Federation of Malaya Berhad(d)	22,824
149,660	Sunway Berhad	159,262
94,300	Supermax Corp. Berhad	53,485
5,400	Syarikat Takaful Malaysia Berhad	22,197
89,164	Ta Ann Holdings Berhad	93,883
445,000	TA Enterprise Berhad	88,713
195,360	TA Global Berhad	17,553
126,800	TAN Chong Motor Holdings Berhad	106,809
386,300	TDM Berhad	84,603
61,440	TH Plantations Berhad	27,084
132,360	Time dotCom Berhad	226,701
46,900	Tiong NAM Logistics Holdings	16,592
52,860	Top Glove Corp. Berhad	83,116
155,100	Tropicana Corp. Berhad	47,468
43,600	TSH Resources Berhad	27,667
70,300	UEM Edgenta Berhad	71,455
241,708	UEM Sunrise Berhad	87,548
167,600	Unisem (M) Berhad	112,471
15,000	United Malacca Berhad	26,871
31,900	United Plantations Berhad	231,984
55,200	VS Industry Berhad	61,066
95,155	Wah Seong Corp. Berhad	35,267
232,633	WCT Holdings Berhad	119,533
4,093,350	Wellcall Holdings Berhad	2,252,693
170,700	WTK Holdings Berhad	55,119
47,600	Yinson Holdings Berhad	38,893
136,153	YNH Property Berhad	73,400
Shares		Value
MALAYSIA (continued)
25,600	Zhulian Corp. Berhad	$14,735
		31,204,556
MALTA — 0.0%
8,169	Unibet Group Plc - SDR	478,866
MEXICO — 0.5%
35,265	Alsea SAB de CV(d)	105,965
147,316	Arca Continental SAB de CV	903,657
1,864,200	Asesor de Activos Prisma SAPI de CV REIT	1,816,568
143,156	Axtel SAB de CV - CPO Units(d)	41,523
9,208	Banregio Grupo Financiero SAB de CV(d)	52,816
2,584	Bio Pappel SAB de CV(d)	3,931
1,166,800	Bolsa Mexicana de Valores SAB de CV	2,245,835
1,800	Cia Minera Autlan SAB de CV - Series B(d)	1,549
22,350	Concentradora Fibra Hotelera Mexicana SA de CV REIT	29,616
201,125	Consorcio ARA SAB de CV(d)	84,818
140,111	Controladora Comercial Mexicana SAB de CV - Units	451,694
1,568,370	Corp Inmobiliaria Vesta SAB de CV	2,944,144
800	Corp. Actinver SAB de CV(d)	816
78,869	Corp. GEO SAB de CV - Series B(d)	690
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(d)	56,116
27,300	Corp. Moctezuma SAB de CV	85,413
4,816	Cydsa SAB de CV	8,319
162,434	Empresas ICA SAB de CV(d)	143,991
2,674,900	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	3,063,355
5,418	Fresnillo Plc	59,838
154,627	Genomma Lab Internacional SAB de CV - Class B(d)	181,618
53,869	Gruma SAB de CV - Series B	647,889
29,269	Grupo Aeromexico SAB de CV(d)	51,701
75,068	Grupo Aeroportuario del Centro Norte SAB de CV	374,802
320,108	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,274,891
123,044	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,740,838
1,600	Grupo Carso SAB de CV - Series A1	6,672
120,492	Grupo Cementos de Chihuahua SAB de CV	329,857
45,878	Grupo Comercial Chedraui SA de CV	137,676
380	Grupo Elektra SAB de CV	9,803

41

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
MEXICO (continued)
72,311	Grupo Famsa SAB de CV(d)	$54,674
12,100	Grupo Financiero Interacciones SA de CV	76,108
45,885	Grupo Herdez SAB de CV(d)	124,747
57,500	Grupo Industrial Maseca SAB de CV - Series B	77,956
12,400	Grupo Industrial Saltillo SAB de CV	25,007
17,079	Grupo KUO SAB de CV - Series B	30,057
36,100	Grupo Simec SAB de CV - Series B(d)	97,203
19,508	Grupo Sports World SAB de CV(d)	21,591
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(d)	581,839
36,716	Industrias Bachoco SAB de CV - Series B(d)	163,501
170,175	Industrias CH SAB de CV - Series B(d)	694,033
15,441	Industrias Penoles SAB de CV	261,678
110,913	Kimberly-Clark de Mexico SAB de CV - Class A	244,208
1,452,900	Macquarie Mexico Real Estate Management SA de CV REIT	2,198,953
100	Medica Sur SAB de CV - Series B	369
33,400	Megacable Holdings SAB de CV - CPO Shares(d)	138,895
381,663	Mexichem SAB de CV	1,091,852
118,949	Minera Frisco SAB de CV(d)	98,465
269,930	OHL Mexico SAB de CV(d)	545,420
53,106	Organizacion Cultiba SAB de CV	70,926
146,807	Organizacion Soriana SAB de CV - Series B	359,219
37,295	Promotora y Operadora de Infraestructura SAB de CV(d)	427,840
23,143	Qualitas Controladora SAB de CV - Units(d)	43,444
372,923	TV Azteca SAB de CV - CPO Shares(d)	113,758
67,123	Urbi Desarrollos Urbanos SAB de CV(b)(c)(d)	20
		25,398,164
NETHERLANDS — 0.8%
33,607	Aalberts Industries NV	1,044,334
9,242	Accell Group NV	173,043
8,440	Aercap Holdings NV(d)	393,979
41,811	AMG Advanced Metallurgical Group NV(d)	436,424
12,512	Amsterdam Commodities NV	355,443
20,434	Arcadis NV	648,981
18,740	ASM International NV	913,338
10,710	Avg Technologies NV(d)	256,183
Shares		Value
NETHERLANDS (continued)
29,107	BE Semiconductor Industries NV	$833,412
13,291	Beter Bed Holding NV	343,248
87,953	BinckBank NV	884,675
150,086	Boskalis Westminster NV	7,836,377
19,412	Brunel International NV	398,990
4,790	Cimpress NV(d)	402,073
12,720	Constellium NV(d)	233,666
3,990	Corbion NV	91,463
169,167	Delta Lloyd NV	3,203,496
5,480	Euronext NV(d)	230,623
9,237	Fugro NV	266,503
19,680	Gemalto NV	1,836,320
2,565	Global City Holdings NV(d)	28,287
18,365	Grontmij NV(d)	81,557
7,230	Heijmans NV - CVA(d)	97,419
654	Hunter Douglas NV	31,760
20,924	KAS Bank NV - CVA	284,284
12,239	Kendrion NV	383,143
56,564	Koninklijke BAM Groep NV(d)	237,602
27,418	Koninklijke DSM NV	1,568,564
4,397	Koninklijke Ten Cate NV	102,595
20,034	Koninklijke Vopak NV	1,053,675
95	Nederland Apparatenfabriek	3,403
20,820	Nn Group NV(d)	608,056
33,094	Ordina NV(d)	64,249
63,220	PostNL NV(d)	317,097
47,868	PostNL NV(d)	240,095
310,785	QIAGEN NV(d)	7,542,885
42,725	Randstad Holding NV	2,557,004
75,208	SBM Offshore NV(d)	975,367
15,993	Sligro Food Group NV	617,657
86,230	SNS REAAL NV(b)(c)(d)	0
22,381	TKH Group NV	832,826
26,513	TNT Express NV	226,849
38,013	TomTom NV(d)	338,903
25,705	USG People NV	350,540
45,708	Wessanen	390,929
74,749	Wolters Kluwer NV	2,427,313
		42,144,630
NEW ZEALAND — 0.4%
7,184	a2 Milk Co. Ltd.(d)	2,851
328,864	Air New Zealand Ltd.	677,713
3,470,735	Auckland International Airport Ltd.	12,212,035
223,018	Contact Energy Ltd.	966,838
19,426	Ebos Group Ltd.	141,300
94,067	Fisher & Paykel Healthcare Corp. Ltd.	466,677
31,055	Freightways Ltd.	144,823
23,866	Heartland New Zealand Ltd.	24,045
67,426	Infratil Ltd.	160,564
52,582	Kathmandu Holdings Ltd.	57,390
63,308	Kiwi Property Group Ltd. REIT	62,574
27,669	Mainfreight Ltd.	325,222

42

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
NEW ZEALAND (continued)
20,108	Metlifecare Ltd.	$74,588
39,566	New Zealand Oil & Gas Ltd.	17,666
8,819	New Zealand Refining Co. Ltd. (The)(d)	16,895
121,885	Nuplex Industries Ltd.	312,576
45,243	NZX Ltd.	40,747
73,491	PGG Wrightson Ltd.	27,765
80,140	Pike River Coal Ltd.(b)(c)(d)	0
53,513	Port of Tauranga Ltd.	684,540
19,670	Restaurant Brands New Zealand Ltd.	62,304
15,128	Sanford Ltd.	56,116
74,844	Skellerup Holdings Ltd.	80,546
182,421	SKY Network Television Ltd.	875,772
1,648,019	SKYCITY Entertainment Group Ltd.	5,282,958
415,362	Spark New Zealand Ltd.	941,562
23,629	Summerset Group Holdings Ltd.	62,581
47,121	Tower Ltd.(b)	79,303
49,566	Trade Me Group Ltd.	144,515
29,035	TrustPower Ltd.	172,855
35,771	Vector Ltd.	88,186
43,509	Warehouse Group Ltd. (The)	91,655
		24,355,162
NORWAY — 0.1%
57,584	ABG Sundal Collier Holding ASA(d)	41,297
1,087	AF Gruppen ASA	15,014
9,443	Aker ASA - Class A	212,570
4,589	American Shipping ASA	19,381
18,135	Atea ASA	202,311
44,307	Austevoll Seafood ASA	257,732
3,350	Bonheur ASA	29,697
206,545	BW Offshore Ltd.	153,612
13,163	Det Norske Oljeselskap ASA(d)	96,061
77,998	DNO ASA(d)	146,576
169,653	Dolphin Group ASA(d)	50,470
6,614	Ekornes ASA	93,109
3,449	Farstad Shipping ASA	17,040
20,746	Fred Olsen Energy ASA	185,978
5,312	Ganger Rolf ASA	48,149
21,422	Golden Ocean Group(d)	105,407
7,433	Grieg Seafood ASA(d)	27,739
17,905	Hexagon Composites ASA	57,783
194,372	Kongsberg Automotive ASA(d)	161,854
44,296	Kvaerner ASA	34,709
4,182	Leroy Seafood Group ASA	138,850
10,381	Nordic Semiconductor ASA(d)	79,274
58,332	Norske Skogindustrier ASA(d)	33,467
23,394	Opera Software ASA	228,046
27,006	Petroleum Geo-Services ASA	178,899
1,268,535	REC Silicon ASA(d)	355,474
11,533	REC Solar ASA(d)	156,230
12,159	Salmar ASA	197,814
Shares		Value
NORWAY (continued)
5,087	Sevan Marine ASA	$13,377
6,632	Solstad Offshore ASA	42,630
29,923	SpareBank 1 SMN	267,251
25,222	SpareBank 1 SR-Bank ASA	187,581
118,919	Storebrand ASA(d)	421,050
26,311	Tomra Systems ASA	255,957
12,901	Veidekke ASA	158,485
5,161	Wilh Wilhelmsen ASA	33,586
2,574	Wilh Wilhelmsen Holding ASA	62,045
		4,766,505
PERU — 0.1%
1,162,608	Alicorp SA	2,246,496
2,502,418	Ferreycorp SAA	1,094,958
		3,341,454
PHILIPPINES — 0.2%
173,966	Belle Corp.	16,291
19,250	Cebu Air, Inc.	36,745
106,337	China Banking Corp.	109,131
722,390	Concepcion Industrial Corp.	1,026,887
6,261,100	D&L Industries, Inc.	2,812,082
72,800	EEI Corp.	16,103
726,600	Energy Development Corp.	132,168
2,735,375	Filinvest Land, Inc.	116,713
124,300	First Gen Corp.	78,438
156,680	First Philippine Holdings Corp.	326,519
14,287,500	GMA Holdings, Inc. - PDR	1,934,732
1,412,000	Lopez Holdings Corp.	273,965
3,768,800	Manila Water Co., Inc.	2,094,718
9,720,696	Megaworld Corp.	1,156,966
777,000	Metro Pacific Investments Corp.	79,044
828,100	Nickel Asia Corp.	423,069
623,000	Pepsi-Cola Products Philippines, Inc.(d)	60,859
50,700	Petron Corp.	11,215
14,040	Philippine National Bank(d)	24,419
39,900	Puregold Price Club, Inc.	35,572
75,400	Rizal Commercial Banking Corp.	77,381
495,300	Robinsons Land Corp.	333,129
119,451	Security Bank Corp.	450,657
49,350	Semirara Mining and Power Corp.	183,414
6	Top Frontier Investment Holdings, Inc.(d)	13
161,290	Union Bank of Philippines, Inc.	239,055
729,800	Vista Land & Lifescapes, Inc.	122,917
		12,172,202
POLAND — 0.1%
1,192	Alior Bank SA(d)	29,139
1,432	AmRest Holdings SE(d)	52,091
30,577	Asseco Poland SA	515,329
10,935	Bank Handlowy w Warszawie SA	346,289

43

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
POLAND (continued)
89,911	Bank Millennium SA	$183,076
37,571	Boryszew SA(d)	62,830
3,498	Budimex SA	171,020
683	CCC SA	36,144
2,131	CD Projekt SA(d)	12,248
10,830	Ciech SA	176,416
14,658	Cyfrowy Polsat SA	102,285
1,000	Dom Development SA	14,306
62,048	Enea SA(d)	280,951
13,280	Eurocash SA	134,982
5,542	Farmacol SA(d)	86,982
166,068	Getin Holding SA(d)	99,184
286,760	Getin Noble Bank SA(d)	142,589
11,908	Grupa Azoty SA	271,249
119	Grupa Azoty Zaklady Chemiczne Police SA	760
3,848	Grupa Kety SA	338,798
36,553	Grupa Lotos SA(d)	312,643
4,256	Impexmetal SA(d)	3,913
2,438	Inter Cars SA	174,629
635	KRUK SA(d)	27,024
226	LPP SA	480,270
14,545	Lubelski Wegiel Bogdanka SA	355,519
169,484	Netia SA	277,306
15,939	Orange Polska SA	45,162
9,643	Orbis SA	147,464
1,623	Pelion SA	38,773
85,476	Synthos SA	112,073
405,617	Tauron Polska Energia SA	543,099
35,674	TVN SA(d)	168,468
884	Warsaw Stock Exchange	12,057
		5,755,068
PORTUGAL — 0.1%
16,720	Altri SGPS SA	71,736
31,522	Banco BPI SA(d)	51,677
8,298,979	Banco Comercial Portugues SA(d)	830,280
1,231,589	Banco Espirito Santo SA(b)(d)	0
2,336	Corticeira Amorim SGPS SA	10,597
23,690	Ctt-Correios de Portugal SA	267,998
45,077	Galp Energia SGPS SA	616,994
29,184	Jeronimo Martins SGPS SA	426,820
22,362	Mota-Engil SGPS SA	77,537
82,679	NOS SGPS SA	603,435
96,563	Portucel SA	473,929
48,971	Portugal Telecom SGPS SA	31,508
74,869	REN - Redes Energeticas Nacionais SGPS SA	234,546
25,714	Semapa - Sociedade de Investimento e Gestao	369,286
291,274	Sonae SGPS SA	406,205
37,170	Teixeira Duarte SA	28,631
		4,501,179
Shares		Value
QATAR — 0.0%
32,031	Gulf International Services QSC	$784,946
SINGAPORE — 1.4%
23,000	Abterra Ltd.(d)	9,213
2,373,000	Ascendas India Trust - Unit	1,605,075
6,570,000	Ascendas Real Estate Investment Trust	12,264,132
155,400	ASL Marine Holdings Ltd.	49,326
102,000	Ausgroup Ltd.(d)	18,886
7,400	Bonvests Holdings Ltd.	7,578
25,599	Boustead Projects Pte Ltd.(d)	20,217
85,329	Boustead Singapore Ltd.	91,249
16,000	Breadtalk Group Ltd.	17,110
43,000	Bukit Sembawang Estates Ltd.	167,359
9,595	Cape Plc	39,030
10,594,700	CapitaMall Trust REIT	17,535,061
42,000	China Aviation Oil Singapore Corp. Ltd.	27,139
194,000	China Merchants Holdings Pacific Ltd.	173,005
87,900	Chip Eng Seng Corp. Ltd.	59,123
89,000	Cosco Corp. Singapore Ltd.	40,693
56,000	CSE Global Ltd.	24,335
156,000	Cw Group Holdings Ltd.	80,712
86,900	CWT Ltd.	126,094
1,000	Elec & Eltek International Co. Ltd.	1,040
15,600	Eu Yan Sang International Ltd.	7,899
294,920	Ezion Holdings Ltd.	268,575
3,872,176	Ezra Holdings Ltd.(d)	1,287,604
130,121	Far East Orchard Ltd.	169,142
73,900	First Resources Ltd.	99,412
183,000	FJ Benjamin Holdings Ltd.	17,841
28,000	Food Empire Holdings Ltd.	5,608
164,000	Fragrance Group Ltd.	25,408
111,000	Gallant Venture Ltd.(d)	20,552
2,000	GK Goh Holdings Ltd.	1,466
52,560	Global Premium Hotels Ltd.	13,505
537,000	GMG Global Ltd.	30,032
58,000	GP Industries Ltd.	30,245
118,666	Guocoland Ltd.	170,394
84,000	GuocoLeisure Ltd.	58,404
21,000	Hanwell Holdings Ltd.(d)	4,364
32,000	Hiap Hoe Ltd.	19,589
135,000	Ho Bee Land Ltd.	236,699
274,800	Hong Fok Corp. Ltd.	197,294
131,000	Hong Leong Asia Ltd.	131,673
9,000	Hour Glass Ltd. (The)	5,305
5,400,000	Hyflux Ltd.(c)	3,938,180
220,000	Indofood Agri Resources Ltd.	121,372
101,000	Jiutian Chemical Group Ltd.(d)	4,045
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
304,000	K1 Ventures Ltd.	47,098
13,000	Keppel Infrastructure Trust - Units	11,151

44

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
SINGAPORE (continued)
10,000	Keppel Telecommunications & Transportation Ltd.	$12,394
202,000	Lian Beng Group Ltd.	86,253
42,000	Low Keng Huat Singapore Ltd.	23,965
75,000	Lum Chang Holdings Ltd.	21,255
39,000	M1 Ltd.	104,927
289,800	Metro Holdings Ltd.	216,824
101,000	Mewah International, Inc.	27,097
308,000	Midas Holdings Ltd.	90,780
189,400	Neptune Orient Lines Ltd.(d)	162,461
135,400	Olam International Ltd.	206,702
32,238	OM Holdings Ltd.(d)	7,526
59,000	OSIM International Ltd.	90,515
675,000	Otto Marine Ltd.	19,385
100,000	OUE Ltd.	167,019
66,000	Oxley Holdings Ltd.	25,438
21,000	Pan-United Corp. Ltd.	13,252
340,200	Penguin International Ltd.	55,277
71,000	Petra Foods Ltd.	208,192
116,567	QAF Ltd.	101,309
176,250	Raffles Education Corp. Ltd.	42,624
31,281	Raffles Medical Group Ltd.	95,271
199,000	Rickmers Maritime - Units	42,862
93,000	Rotary Engineering Ltd.	38,656
217,500	Roxy-Pacific Holdings Ltd.	85,475
1,594,000	S i2i Ltd.(d)	3,614
4,134,000	SATS Ltd.	9,966,339
97,000	Sheng Siong Group Ltd.	61,578
4,398,600	SIA Engineering Co. Ltd.(c)	13,928,457
100,500	Sim Lian Group Ltd.	64,559
592,000	Sinarmas Land Ltd.	315,417
148,400	Singapore Post Ltd.	214,211
174,000	Singapore Reinsurance Corp. Ltd.	40,765
63,000	SMRT Corp. Ltd.	80,226
458,000	Stamford Land Corp. Ltd.	200,756
2,551,000	StarHub Ltd.	8,155,026
183,000	Sunningdale Tech Ltd.	29,043
136,000	SunVic Chemical Holdings Ltd.(d)	46,252
82,000	Super Group Ltd.	92,337
163,500	Swiber Holdings Ltd.(d)	24,466
7,000	Tat Hong Holdings Ltd.	3,306
54,000	Technovator International Ltd.(d)	52,881
219,000	Tiong Woon Corp. Holding Ltd.	33,929
378,314	Tuan Sing Holdings Ltd.	115,793
186,250	UMS Holdings Ltd.	79,528
336,254	United Engineers Ltd.	673,423
408,975	United Industrial Corp. Ltd.	1,060,145
212,067	UOB-Kay Hian Holdings Ltd.	245,210
161,711	UOL Group Ltd.	975,252
28,200	Venture Corp. Ltd.	180,086
722,295	Vibrant Group Ltd.	56,225
201,812	Wheelock Properties (Singapore) Ltd.	292,835
Shares		Value
SINGAPORE (continued)
140,420	Wing Tai Holdings Ltd.	$207,998
1,436	XP Power Ltd.	33,328
388,000	Yongnam Holdings Ltd.	47,503
		78,505,181
SOUTH AFRICA — 0.6%
13,497	Adcock Ingram Holdings Ltd.(d)	60,143
95,496	Advtech Ltd.	79,471
58,115	Aeci Ltd.	632,530
109,566	African Bank Investments Ltd.(b)(c)(d)	1,071
200	African Oxygen Ltd.	234
25,413	African Rainbow Minerals Ltd.	231,780
13,164	Allied Electronics Corp. Ltd. - A Shares	14,939
10,090	AngloGold Ashanti Ltd.(d)	114,367
25,032	ArcelorMittal South Africa Ltd.(d)	41,537
739	Assore Ltd.	7,104
3,312	Astral Foods Ltd.	50,291
59,671	Aveng Ltd.(d)	53,671
69,764	AVI Ltd.	478,943
109,006	Barloworld Ltd.	871,407
28,795	Blue Label Telecoms Ltd.	19,437
32,224	Business Connexion Group Ltd.	16,984
3,333	Capitec Bank Holdings Ltd.	156,897
4,294	Cashbuild Ltd.	100,811
16,438	Caxton and CTP Publishers and Printers Ltd.	25,908
4,704	City Lodge Hotels Ltd.	60,637
348,378	Clicks Group Ltd.	2,673,399
1,776	Consolidated Infrastructure Group Ltd.(d)	4,265
51,846	Coronation Fund Managers Ltd.	396,594
67,017	DataTec Ltd.	348,148
47,626	Discovery Ltd.	528,775
4,599	Distell Group Ltd.	62,241
201,698	EOH Holdings Ltd.	2,738,193
14,615	Exxaro Resources Ltd.	119,463
1,244	Famous Brands Ltd.	12,758
19,374	Foschini Group Ltd. (The)	286,956
363,207	Gold Fields Ltd.	1,656,319
7,837	Grand Parade Investments Ltd.	4,335
63,300	Grindrod Ltd.	86,732
2,656	Group Five Ltd.	6,117
80,567	Harmony Gold Mining Co. Ltd.(d)	154,412
7,349	Hudaco Industries Ltd.	77,090
21,515	Hyprop Investments Ltd.	221,548
22,845	Illovo Sugar Ltd.	41,403
36,633	Impala Platinum Holdings Ltd.(d)	203,239
69,627	Imperial Holdings Ltd.	1,167,586
126,540	Investec Plc	1,213,985
536	Invicta Holdings Ltd.	3,286
26,091	JD Group Ltd.(d)	73,692

45

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
SOUTH AFRICA (continued)
8,718	JSE Ltd.	$97,526
33,715	KAP Industrial Holdings Ltd.	15,587
5,200	Lewis Group Ltd.	37,810
23,475	Liberty Holdings Ltd.	327,175
67,214	Life Healthcare Group Holdings Ltd.	230,577
6,493	Massmart Holdings Ltd.	81,876
20,504	Metair Investments Ltd.	63,341
302,992	MMI Holdings Ltd.	862,144
231,628	Mondi Plc	4,703,882
4,329	Mota-Engil Africa NV(d)	34,079
23,977	Mpact Ltd.	86,808
51,923	Mr. Price Group Ltd.	1,110,106
51,151	Murray & Roberts Holdings Ltd.	56,542
118,366	Nampak Ltd.	424,361
67,640	Netcare Ltd.	236,928
59,703	Northam Platinum Ltd.(d)	245,060
176,581	Oceana Group Ltd.	1,578,152
87,024	Omnia Holdings Ltd.	1,200,432
50,737	Peregrine Holdings Ltd.	119,078
17,069	Pick’n Pay Stores Ltd.	81,928
156,540	Pioneer Foods Ltd.	2,449,505
19,653	PPC Ltd.	28,118
43,439	PSG Group Ltd.	712,588
15,191	Raubex Group Ltd.	22,858
18,485	Resilient Property Income Fund Ltd. REIT	154,562
22,339	Reunert Ltd.	113,890
8,543	Santam Ltd.	168,034
223,632	Sappi Ltd.(d)	917,368
315,480	Sibanye Gold Ltd.	746,783
38,542	Spar Group Ltd. (The)	618,810
9,818	Sun International Ltd.	109,270
155,519	Super Group Ltd.(d)	470,495
104,458	Telkom SA SOC Ltd.(d)	720,022
3,328	Tiger Brands Ltd.	86,723
14,182	Times Media Group Ltd.	25,989
6,768	Tongaat Hulett Ltd.	75,370
24,146	Trencor Ltd.	133,515
94,685	Truworths International Ltd.	690,224
76,034	Tsogo Sun Holdings Ltd.	177,042
3,138	Wilson Bayly Holmes-Ovcon Ltd.	29,372
211,907	Zeder Investments Ltd.	157,823
		35,300,451
SOUTH KOREA — 1.1%
416	Aekyung Petrochemical Co. Ltd.	28,367
1,398	AfreecaTV Co. Ltd.	31,233
821	AJ Rent A Car Co. Ltd.(d)	12,101
1,228	AK Holdings, Inc.	97,369
3,839	Anapass, Inc.	56,403
61	Asia Cement Co. Ltd.	6,914
299	ASIA Holdings Co. Ltd.	44,069
Shares		Value
SOUTH KOREA (continued)
2,330	Asia Paper Manufacturing Co. Ltd.	$68,248
5,278	Asiana Airlines, Inc.(d)	37,813
2,778	AtlasBX Co. Ltd.	104,434
4,460	Baiksan Co. Ltd.	21,634
772	Basic House Co. Ltd. (The)(d)	15,267
1,005	Binggrae Co. Ltd.	80,531
1,230	Bioland Ltd.	30,062
37,401	BNK Financial Group, Inc.	559,968
1,587	Bukwang Pharmaceutical Co. Ltd.	36,566
2,010	Byucksan Corp.	11,794
7,205	Cheil Worldwide, Inc.(d)	154,249
602	Chongkundang Holdings Corp.	40,545
73	Chosun Refractories Co. Ltd.	8,138
624	CJ CGV Co. Ltd.	46,218
1,720	CJ CheilJedang Corp.	671,474
3,953	CJ Corp.	704,313
8,812	CJ E&M Corp.(d)	483,345
1,463	CJ Korea Express Co. Ltd.(d)	279,089
226	CJ O Shopping Co. Ltd.	50,597
930	CKD Bio Corp.	22,382
987	Com2uSCorp(d)	166,648
544	Cosmax BTI, Inc.	29,179
146	Crown Confectionery Co. Ltd.	41,607
3,620	Dae Dong Industrial Co. Ltd.	37,146
16,020	Dae Won Kang Up Co. Ltd.	97,585
8,001	Daeduck Electronics Co	70,979
3,310	Daeduck GDS Co. Ltd.	37,824
1,201	Daehan Steel Co. Ltd.	7,798
3,830	Dae-Il Corp.(d)	20,293
11,609	Daelim Industrial Co. Ltd.	898,831
2,161	Daesang Corp.	93,737
3,927	Daesang Holdings Co. Ltd.	101,838
2,180	Daesung Holdings Co. Ltd.	23,488
2,958	Daesung Industrial Co. Ltd.(d)	16,390
3,074	Daewon San Up Co. Ltd.	24,087
25,684	Daewoo Engineering & Construction Co. Ltd.(d)	170,827
7,621	Daewoo International Corp.	223,227
58,094	Daewoo Securities Co. Ltd.	913,138
5,970	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	101,078
844	Daewoong Co. Ltd.	38,421
859	Daewoong Pharmaceutical Co. Ltd.	51,844
7,916	Daishin Securities Co. Ltd.	104,488
12,865	Dasan Networks, Inc.(d)	88,807
19,689	Dayou Automotive Seat Technology Co. Ltd.	50,601
3,090	DCM Corp.	51,884
28,216	DGB Financial Group, Inc.	319,799
1,360	Dong Ah Tire & Rubber Co. Ltd.	27,022
647	Dong-A Socio Holdings Co. Ltd.	92,644

46

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,950	Dong-Ah Geological Engineering Co. Ltd.	$15,116
13,634	Dongbu Insurance Co. Ltd.	695,690
905	Dongbu Securities Co. Ltd.	5,572
772	Dong-IL Corp.	64,165
604	Dongil Industries Co. Ltd.	44,229
10,139	Dongjin Semichem Co. Ltd.	49,655
1,064	DongKook Pharmaceutical Co. Ltd.	47,493
2,076	Dongkuk Industries Co. Ltd.	7,756
18,158	Dongkuk Steel Mill Co. Ltd.(d)	108,406
694	Dongkuk Structures & Construction Co. Ltd.	2,356
3,480	Dongsuh Co, Inc.	107,776
9,440	Dongsung Holdings Co. Ltd.	76,084
4,803	Dongwha Pharmaceutical Co. Ltd.	37,322
360	Dongwon F&B Co. Ltd.	118,209
267	Dongwon Industries Co. Ltd.	77,958
221	Dongyang E&P, Inc.	2,639
373	Doosan Corp.	43,319
4,310	Doosan Engine Co. Ltd.(d)	27,983
20,092	Doosan Heavy Industries & Construction Co. Ltd.	571,647
47,166	Doosan Infracore Co. Ltd.(d)	523,578
2,462	DRB Holding Co. Ltd.	36,057
6,845	DY Corp.	53,253
3,664	DY POWER Corp.(d)	44,091
156	e Tec E&C Ltd.	24,448
270	E1 Corp.	17,983
1,441	Eagon Industries Co. Ltd.	30,984
17,017	Easy Bio, Inc.	87,466
5,009	e-LITECOM Co. Ltd.	108,404
305	Eo Technics Co. Ltd.	31,496
12,586	Eugene Corp.	85,355
13,874	Eugene Investment & Securities Co. Ltd.(d)	55,845
3,164	Eugene Technology Co. Ltd.	47,519
4,964	Eusu Holdings Co. Ltd.(d)	50,242
5,387	EVERDIGM Corp.	32,764
656	Fila Korea Ltd.	64,254
2,079	Fursys, Inc.	65,163
520	Gaon Cable Co. Ltd.	12,927
2,530	Global & Yuasa Battery Co. Ltd.	129,804
2,787	Global Display Co. Ltd.	16,249
237	Golfzon Co. Ltd.(d)	27,746
1,158	GOLFZONYUWONHOLDINGS Co. Ltd.	14,313
3,423	Grand Korea Leisure Co. Ltd.	123,094
289	Green Cross Corp.	47,717
6,488	Green Cross Holdings Corp.	176,725
11,791	GS Engineering & Construction Corp.(d)	354,720
2,304	GS Global Corp.	17,753
17,541	GS Holdings Corp.	821,416
7,580	GS Retail Co. Ltd.	274,351
Shares		Value
SOUTH KOREA (continued)
4,540	Halla Corp.(d)	$27,104
12,680	Halla Visteon Climate Control Corp.	477,866
197,259	Han Kuk Carbon Co. Ltd.	1,225,508
3,827	Hana Micron, Inc.	37,663
717	Hana Tour Service, Inc.	85,278
2,251	Hancom, Inc.	42,311
174	Handok, Inc.	5,226
6,705	Handsome Co. Ltd.	220,790
1,474	Hanil Cement Co. Ltd.	206,938
17,695	Hanjin Heavy Industries & Construction Co. Ltd.(d)	102,671
2,710	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,665
1,969	Hanjin Kal Corp.	60,521
1,870	Hanjin Transportation Co. Ltd.	105,885
90	Hankook Shell Oil Co. Ltd.	41,306
680	Hankuk Paper Manufacturing Co. Ltd.	21,757
890	Hanmi Pharm Co. Ltd.(d)	313,410
2,520	Hanmi Semiconductor Co. Ltd.	35,496
956	Hansae Co. Ltd.	36,742
3,000	Hansae Yes24 Holdings Co. Ltd.	46,595
2,694	Hansol Chemical Co. Ltd.	181,946
5,936	Hansol Holdings Co. Ltd.(d)	44,575
24,530	Hansol HomeDeco Co. Ltd.(d)	38,671
2,170	Hansol Logistics Co. Ltd.	7,692
3,623	Hansol Paper Co. Ltd.(d)	80,943
624	Hanssem Co. Ltd.	115,545
11,725	Hanwha Chemical Corp.	188,125
18,918	Hanwha Corp.	745,602
770	Hanwha Galleria Timeworld Co. Ltd.	42,379
4,700	Hanwha General Insurance Co. Ltd.(d)	21,483
9,373	Hanwha Investment & Securities Co. Ltd.	55,434
3,343	Hanyang Eng Co. Ltd.	29,750
2,720	Hanyang Securities Co. Ltd.	23,496
4,708	Harim Holdings Co. Ltd.(d)	22,354
4,910	Heung-A Shipping Co. Ltd.	15,573
7,231	Hite Jinro Co. Ltd.	153,119
2,043	Hite Jinro Holdings Co. Ltd.	26,490
7,223	HMC Investment Securities Co. Ltd.	91,972
7,616	Hotel Shilla Co. Ltd.	760,179
700	HS R&A Co. Ltd.	20,896
4,768	Huchems Fine Chemical Corp.	117,866
2,950	Humax Co. Ltd.	51,047
1,732	Huons Co. Ltd.	108,896
3,050	Husteel Co. Ltd.	57,614
6,850	Huvis Corp.	67,414
75,913	Huvitz Co. Ltd.	1,324,229
940	Hwa Shin Co. Ltd.	6,664
55,359	Hy-Lok Corp.	1,755,789

47

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
7,624	Hyosung Corp.	$846,321
3,447	Hyundai BNG Steel Co. Ltd.	52,734
3,107	Hyundai Corp.	98,688
3,720	Hyundai Department Store Co. Ltd.	506,642
33,280	Hyundai Development Co-Engineering & Construction	1,778,866
1,505	Hyundai Elevator Co. Ltd.(d)	107,259
4,090	Hyundai Engineering Plastics Co. Ltd.	37,657
12,136	Hyundai Greenfood Co. Ltd.	214,531
250	Hyundai Home Shopping Network Corp.	31,483
12,260	Hyundai Hy Communications & Networks Co. Ltd.	60,843
2,935	Hyundai Hysco Co. Ltd.	182,342
1,492	Hyundai Livart Furniture Co. Ltd.	52,471
28,641	Hyundai Marine & Fire Insurance Co. Ltd.	764,116
22,357	Hyundai Securities Co. Ltd.	232,538
2,104	Hyundai Wia Corp.	299,310
4,916	Hyunjin Materials Co. Ltd.(d)	15,615
6,050	Il Dong Pharmaceutical Co. Ltd.	108,358
4,214	Iljin Electric Co. Ltd.	27,517
5,949	Iljin Holdings Co. Ltd.	37,015
803	Ilshin Spinning Co. Ltd.	146,817
2,000	iMarketKorea, Inc.	51,026
1,599	InBody Co. Ltd.	47,731
4,561	Innox Corp.(d)	66,373
680	Intelligent Digital Integrated Securities Co. Ltd.	10,720
5,692	Interflex Co. Ltd.(d)	76,725
18,445	Interpark Holdings Corp.	153,823
1,419	INTOPS Co. Ltd.	27,533
5,477	IS Dongseo Co. Ltd.	416,906
3,791	ISU Chemical Co. Ltd.	41,552
15,507	IsuPetasys Co. Ltd.	88,673
2,800	Jahwa Electronics Co. Ltd.	33,694
17,236	JB Financial Group Co. Ltd.	111,584
3,330	Jeil Pharmaceutical Co.	104,994
3,277	JW Pharmaceutical Corp.	84,982
6,008	KB Capital Co. Ltd.	125,540
7,300	KC Green Holdings Co. Ltd.	81,716
10,532	KC Tech Co. Ltd.	92,253
2,126	KCP Co. Ltd.(d)	65,248
1,016	KEPCO Engineering & Construction Co., Inc.	39,522
2,519	KEPCO Plant Service & Engineering Co. Ltd.	228,637
13,960	Keyang Electric Machinery Co. Ltd.	55,345
3,081	Kginicis Co. Ltd.	67,253
2,369	KH Vatec Co. Ltd.	48,065
1,110	KISCO Corp.	36,655
Shares		Value
SOUTH KOREA (continued)
6,150	Kishin Corp.	$44,576
2,418	KISWIRE Ltd.	157,441
3,098	KIWOOM Securities Co. Ltd.	220,790
9,767	Koentec Co. Ltd.	27,789
2,185	Koh Young Technology, Inc.	90,294
123,105	Kolao Holdings	2,308,219
1,176	Kolon Corp.	49,037
1,581	Kolon Industries, Inc.	95,420
461	Kolon Life Science, Inc.	38,058
1,632	KONA I Co. Ltd.	53,284
3,631	Kook Soon Dang Brewery Co. Ltd.	25,878
7,057	Korea Aerospace Industries Ltd.	431,846
3,069	Korea Circuit Co. Ltd.	33,496
2,939	Korea Electric Terminal Co. Ltd.	200,685
820	Korea Export Packaging Industrial Co. Ltd.	19,582
1,060	Korea Flange Co. Ltd.	16,760
1,290	Korea Gas Corp.	55,776
15,405	Korea Investment Holdings Co. Ltd.	991,553
1,694	Korea Kolmar Co. Ltd.	114,882
2,027	Korea Kolmar Holdings Co. Ltd.	100,215
668	Korea Petrochemical Industrial Co. Ltd.	108,425
1,632	Korea United Pharm, Inc.	30,296
42,765	Korean Reinsurance Co.	474,723
2,250	Kortek Corp.	31,273
787	KPX Chemical Co. Ltd.	44,929
1,070	KT Skylife Co. Ltd.	17,417
1,913	Kukdo Chemical Co. Ltd.	119,741
2,220	Kumho Petrochemical Co. Ltd.	178,511
24,224	Kumho Tire Co., Inc.(d)	220,773
865	Kumkang Kind Co. Ltd.	68,022
1,030	Kunsul Chemical Industrial Co. Ltd.	49,290
22,130	Kwang Dong Pharmaceutical Co. Ltd.	341,653
4,902	Kyobo Securities Co. Ltd.	55,788
1,380	Kyung Dong Navien Co. Ltd.	36,882
101	Kyungbang Ltd.	24,685
5,351	Kyungchang Industrial Co. Ltd.	40,282
1,746	Kyungdong Pharm Co. Ltd.	41,696
17,150	Kyung-In Synthetic Corp.	83,990
1,856	LEENO Industrial, Inc.	79,642
2,220	LF Corp.	73,103
491	LG Hausys Ltd.	76,490
2,674	LG InnoTek Co. Ltd.	249,440
6,921	LG International Corp.	265,671
71,227	LG Uplus Corp.	714,263
8,486	LIG Insurance Co. Ltd.	196,714
5,383	Lock & Lock Co. Ltd.	65,028
403	Lotte Chilsung Beverage Co. Ltd.	893,968
363	Lotte Confectionary Co. Ltd.	631,525

48

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
192	Lotte Food Co. Ltd.	$136,119
480	LOTTE Himart Co. Ltd.	31,881
3,273	Lotte Non-Life Insurance Co. Ltd.(d)	8,549
8,036	LS Corp.	405,548
3,172	LS Industrial Systems Co. Ltd.	175,170
14,117	Lumens Co. Ltd.	77,696
16,340	Macquarie Korea Infrastructure Fund	120,568
48	Maeil Dairy Industry Co. Ltd.	1,979
1,469	Mando Corp.	204,180
6,387	Medy-Tox, Inc.	2,214,001
1,230	MegaStudy Co. Ltd.(b)(c)	77,563
7,912	Melfas, Inc.(d)	38,158
4,961	Meritz Financial Group, Inc.	63,632
20,522	Meritz Fire & Marine Insurance Co. Ltd.	273,754
105,403	Meritz Securities Co. Ltd.	618,456
44	Mi Chang Oil Industrial Co. Ltd.	3,312
7,984	Mirae Asset Securities Co. Ltd.	442,397
10,335	MK Electron Co. Ltd.	68,932
599	MNTech Co. Ltd.(d)	3,559
9,910	Moorim P&P Co. Ltd.	46,222
8,590	Motonic Corp.	102,167
1,038	Muhak Co. Ltd.(d)	35,052
2,496	Namhae Chemical Corp.	22,888
936	NCSoft Corp.	178,556
2,438	Neowiz Games Corp.(d)	49,692
3,444	NEPES Corp.(d)	27,340
2,915	Nexen Corp.	247,177
2,396	Nexen Tire Corp.	29,168
18,756	NH Investment & Securities Co. Ltd.	261,569
2,105	NICE Holdings Co. Ltd.	38,781
5,313	NICE Information Service Co. Ltd.	34,644
5,182	NK Co. Ltd.	20,351
588	Nong Shim Holdings Co. Ltd.	60,610
1,420	NongShim Co. Ltd.	324,534
800	Noroo Holdings Co. Ltd.	20,896
2,740	NPC	17,253
537	OCI Materials Co. Ltd.	50,995
2,234	Osstem Implant Co. Ltd.(d)	97,738
327	Ottogi Corp.	214,746
2,944	Pan-Pacific Co. Ltd.	14,390
1,530	PaperCorea, Inc.(d)	1,584
1,581	Paradise Co. Ltd.	36,797
4,829	Partron Co. Ltd.	50,903
9,216	Poongsan Corp.	248,884
2,204	Poongsan Holdings Corp.	90,051
344	POSCO Chemtech Co. Ltd.(b)(c)	43,931
15,438	Posco ICT Co. Ltd.	78,054
601	Posco M-Tech Co. Ltd.(d)	1,657
287	Pulmuone Co. Ltd.	52,608
Shares		Value
SOUTH KOREA (continued)
133,690	Pyeong Hwa Automotive Co. Ltd.	$2,219,853
6,560	S&T Dynamics Co. Ltd.	84,142
3,244	S&T Holdings Co. Ltd.	86,396
3,260	S&T Motiv Co. Ltd.	192,802
2,112	S-1 Corp.	157,809
1,110	Sajo Industries Co. Ltd.(d)	114,417
422	Sam Yung Trading Co. Ltd.	9,192
381	Samchully Co. Ltd.	45,670
1,716	SAMHWA Paints Industrial Co. Ltd.	25,292
23,040	Samick Musical Instruments Co. Ltd.	103,594
4,310	Samick THK Co. Ltd.	35,783
3,350	Samjin Pharmaceutical Co. Ltd.	75,938
670	Samkwang Glass Co. Ltd.	54,500
217	Samlip General Foods Co. Ltd.	52,428
5,110	Samsung Fine Chemicals Co. Ltd.	207,594
20,285	Samsung Heavy Industries Co. Ltd.	343,445
2,960	Samsung Securities Co. Ltd.	180,858
2,116	Samsung Techwin Co. Ltd.(d)	54,676
2,751	Samyang Holdings Corp.	261,756
10,570	Savezone I&C Corp.	65,471
5,185	SBS Media Holdings Co. Ltd.	25,732
7,130	Seah Besteel Corp.	244,096
485	SeAH Holdings Corp.	83,472
1,408	SeAH Steel Corp.	106,913
3,695	Sebang Co. Ltd.	74,796
52,413	Seegene, Inc.(d)	1,750,360
5,490	Sejong Industrial Co. Ltd.	68,881
2,631	Seobu T&D(d)	58,044
60,865	Seohee Construction Co. Ltd.(d)	82,043
8,449	Seoul Semiconductor Co. Ltd.(d)	152,902
3,879	Seoyon Co. Ltd.	46,859
2,690	Sewon Cellontech Co. Ltd.(d)	8,005
520	Sewon Precision Industry Co. Ltd.	14,843
1,290	SFA Engineering Corp.	61,853
24,768	SH Energy & Chemical Co. Ltd.	48,519
15,920	Shin Poong Pharmaceutical Co. Ltd.	77,521
2,335	Shinsegae Co. Ltd.	438,902
342	Shinsegae Information & Communication Co. Ltd.	34,296
176	Shinsegae International Co. Ltd.	17,567
30,047	Shinsung Solar Energy Co. Ltd.(d)	40,081
22,990	Shinsung Tongsang Co. Ltd.(d)	46,001
15,480	Shinwon Corp.(d)	35,162
1,305	Silicon Works Co. Ltd.	49,607
2,200	Silla Co. Ltd.	44,123
1,760	SIMPAC, Inc.	12,428
2,720	SJM Co. Ltd.	19,715

49

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
51,852	SK Broadband Co. Ltd.(d)	$231,931
6,916	SK Chemicals Co. Ltd.	449,669
5,137	SK Communications Co. Ltd.(d)	34,502
1,888	SK Gas Ltd.	169,427
9,924	SK Networks Co. Ltd.	73,597
39,972	SK Securities Co. Ltd.(d)	63,575
10,160	SKC Co. Ltd.	401,851
2,927	SL Corp.	51,195
3,825	Songwon Industrial Co. Ltd.	33,041
2,204	Soulbrain Co. Ltd.	85,117
3,036	Ssangyong Cement Industrial Co. Ltd.(d)	47,721
7,407	STS Semiconductor & Telecommunications(d)	32,855
1,402	Suheung Co. Ltd.	53,490
620	Sungchang Enterprise Holdings Ltd.(d)	18,681
5,826	Sungshin Cement Co. Ltd.(d)	64,945
3,092	Sungwoo Hitech Co. Ltd.	32,593
214	Sunjin Co. Ltd.	5,949
1,602	Suprema, Inc.(d)	34,745
6,520	Tae Kyung Industrial Co. Ltd.	38,074
220	Taekwang Industrial Co. Ltd.	246,474
10,606	Taeyoung Engineering & Construction Co. Ltd.(d)	59,362
16,710	Tailim Packaging Industrial Co. Ltd.	54,089
2,039	TCC Steel	6,353
16,250	TK Chemical Corp.(d)	35,016
3,460	TK Corp.(d)	34,858
16,256	Tongyang Life Insurance	223,672
3,450	Tovis Co. Ltd.	50,205
1,704	TS Corp.	41,646
931	Uju Electronics Co. Ltd.	13,678
1,434	Unid Co. Ltd.	86,415
1,454	Value Added Technologies Co. Ltd.	36,011
1,205	Vieworks Co. Ltd.	33,216
2,705	Wonik IPS Co. Ltd.(d)	30,406
1,270	Woongjin Energy Co. Ltd.(d)	1,801
5,662	Woongjin Thinkbig Co. Ltd.(d)	53,609
4,055	Y G-1 Co. Ltd.	41,798
1,080	YESCO Co. Ltd.	36,873
1,004	YG Entertainment, Inc.	44,019
9,270	Yoosung Enterprise Co. Ltd.	47,907
5,543	Youlchon Chemical Co. Ltd.	63,083
262	Young Poong Corp.	322,612
2,354	Young Poong Precision Corp.	23,716
3,086	Youngone Corp.	189,421
1,498	Youngone Holdings Co. Ltd.	143,931
454	Yuhan Corp.	97,830
		59,821,362
SPAIN — 0.7%
22,055	Abengoa SA	76,572
47,840	Abengoa SA - B Shares	155,726

Shares		Value
SPAIN (continued)
47,940	Abertis Infraestructuras SA	$886,302
11,710	Acciona SA(d)	890,159
29,697	Acerinox SA	435,490
17,960	ACS Actividades de Construccion y Servicios SA	635,746
3,428	Adveo Group International SA	48,692
7,290	Aena SA(d)	686,852
18,012	Almirall SA(d)	339,777
49,410	Amadeus It Holding SA	2,265,251
7,200	Atresmedia Corp. de Medios de Comunicaion SA	116,902
16,600	Axia Real Estate Socimi SA(d)	222,367
1,534,316	Banco de Sabadell SA	4,129,572
213,771	Banco Popular Espanol SA	1,120,474
514,230	Bankia SA(d)	720,022
138,911	Bankinter SA	1,056,584
1,315	Baron de Ley(d)	137,319
16,290	Bolsas y Mercados Espanoles SHMSF SA	732,107
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	0
4,948	Cementos Portland Valderrivas SA(d)	40,169
10,450	Cia de Distribucion Integral Logista Holdings SA	223,529
16,842	Cie Automotive SA	256,245
295	Construcciones y Auxiliar de Ferrocarriles SA	102,917
4,890	Corp. Financiera Alba SA	249,499
162,630	Distribuidora Internacional de Alimentacion SA	1,310,404
63,803	Duro Felguera SA	257,909
27,960	Ebro Foods SA	542,818
152,602	EDP Renovaveis SA	1,071,447
8,994	Elecnor SA	97,960
125,784	Enagas SA	3,886,128
47,905	Ence Energia y Celulosa SA	172,935
18,452	Ercros SA(d)	9,572
15,578	Faes Farma SA	40,319
312	Faes Farma SA - New Share Issue Shares 2015(d)	806
39,390	Ferrovial SA	897,851
9,353	Fluidra SA(d)	30,456
11,267	Fomento de Construcciones y Contratas SA(d)	145,109
86,962	Gamesa Corp. Tecnologica SA(d)	1,173,697
18,880	Grifols SA	806,532
17,630	Grifols SA - Class B, Preference Shares	577,049
28,134	Grupo Catalana Occidente SA	906,957
1,413	Iberpapel Gestion SA	24,116
26,421	Indra Sistemas SA	313,282
1,502	Laboratorios Farmaceuticos Rovi SA	25,787
294,500	Liberbank SA(d)	255,285
122,140	Mapfre SA	455,596

50

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
SPAIN (continued)
44,315	Mediaset Espana Comunicacion SA(d)	$602,832
11,410	Melia Hotels International SA	142,787
8,323	Miquel y Costas & Miquel SA	304,756
7,443	NH Hotel Group SA(d)	43,542
6,808	Obrascon Huarte Lain SA	158,697
66,983	Papeles y Cartones de Europa SA	435,477
9,252	Pescanova SA(b)(c)(d)	0
1,765	Prim SA	15,557
147,552	Promotora de Informaciones SA - Class A(d)	48,875
888,836	Prosegur Cia de Seguridad SA	5,139,857
39,471	Red Electrica Corp. SA	3,324,448
64,394	Sacyr SA(d)	291,316
9,037	Tecnicas Reunidas SA	421,718
111,405	Tubacex SA	377,776
30,838	Tubos Reunidos SA	57,999
11,348	Vidrala SA	530,454
13,520	Viscofan SA	861,519
51,915	Zardoya Otis SA	670,950
19,936	Zeltia SA(d)	92,563
		42,051,411
SWEDEN — 0.7%
5,518	AAK AB	349,620
10,741	Acando AB	19,592
3,083	AddNode Group AB	19,885
12,158	AddTech AB - Class B	160,121
537,398	AF AB - B Shares(c)	7,319,346
2,072	Atrium Ljungberg AB - Class B	30,284
2,441	Avanza Bank Holding AB	105,158
32,596	Axfood AB	513,973
5,502	B&B Tools AB - Class B	88,967
6,098	Beijer Alma AB	136,839
2,816	Beijer Ref AB	56,095
5,472	Betsson AB	229,364
7,667	Bilia AB - Class A	273,251
79,471	BillerudKorsnas AB	1,378,978
4,165	BioGaia AB - Class B	113,954
8,156	Biotage AB	16,051
140,078	Boliden AB	3,057,616
2,022	Bulten AB	23,051
29,620	Bure Equity AB	181,274
24,627	Byggmax Group AB	180,269
8,237	Castellum AB	128,695
1,272	Catena AB	21,064
7,218	Clas Ohlson AB - Class B	123,861
43,873	Cloetta AB - B Shares(d)	135,304
11,559	Doro AB(d)	59,644
13,655	Duni AB	209,740
52,670	Elekta AB - Class B	492,990
315,752	Eltel AB(d)(e)	3,391,170
1,207	Enea AB	13,180
7,041	Fabege AB	107,558
2,223	Fagerhult AB	40,014

Shares		Value
SWEDEN (continued)
35,969	Getinge AB - Class B	$877,066
22,187	Gunnebo AB	110,491
3,932	Haldex AB	58,862
5,690	Hexpol AB	610,422
5,834	Hiq International AB	29,683
440	HMS Networks AB	11,616
15,282	Holmen AB - Class B	506,139
22,054	Husqvarna AB - Class A	164,214
123,031	Husqvarna AB - Class B	913,134
737	ICA Gruppen AB	27,390
11,328	Industrial & Financial Systems - Class B	391,495
5,489	Indutrade AB	268,741
31,357	Intrum Justitia AB	989,249
13,671	JM AB	407,668
27,115	KappAhl AB	124,295
6,706	KNOW IT AB	44,058
13,464	Kungsleden AB	98,152
2,706	Lagercrantz AB - Class B	58,449
18,526	Lindab International AB	162,065
22,722	Loomis AB - Class B	728,011
68,030	Lundin Petroleum AB(d)	1,102,084
147,237	Meda AB - Class A	2,478,877
2,363	Medivir AB - Class B(d)	25,804
775	Mekonomen AB	19,297
12,606	Modern Times Group MTG AB - Class B	419,779
4,122	MQ Holding AB	19,736
3,624	Munksjo Oyj	42,442
5,655	Mycronic AB	41,225
2,664	NCC AB - Class A	87,848
40,560	NCC AB - Class B	1,332,637
2,159	Nederman Holding AB	55,961
4,881	Net Entertainment NE AB - Class B	183,916
100,020	Net Insight AB - Class B(d)	38,768
16,043	New Wave Group AB - Class B	84,514
13,554	Nibe Industrier AB - Class B	361,728
61,798	Nobia AB	668,529
8,614	Nolato AB - B Shares	207,252
16,154	Nordnet AB - Class B	73,856
117,641	Peab AB	995,241
5,327	Proffice AB - Class B	13,424
33,581	Ratos AB - Class B	229,089
26,172	Rezidor Hotel Group AB	111,492
10,568	Saab AB - Class B	274,049
166	Sagax AB - Class B	1,150
48,567	SAS AB(d)	93,831
4,652	Sectra AB - B Shares	66,710
89,672	Securitas AB - Class B	1,342,925
4,156	Semcon AB	28,427
5,769	SkiStar AB	69,747
31,885	SSAB - A Shares(d)	193,152
63,742	SSAB AB - B Shares(d)	336,392
59,092	SSAB AB - B Shares(d)	307,680
49,119	SSAB AB - Class A(d)	297,661

51

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
SWEDEN (continued)
9,782	Sweco AB - Class B	$129,122
7,602	Swedish Match AB	234,263
2,770	Systemair AB	38,226
167,979	Tele2 AB - B Shares	2,245,539
3,356	Transcom Worldwide AB(d)	36,949
54,462	Trelleborg AB - Class B	1,067,889
3,694	Vitrolife AB	69,595
8,602	Wallenstam AB - Class B	145,133
		41,130,047
SWITZERLAND — 1.4%
5,545	AFG Arbonia-Forster Holding AG	118,573
435,000	Allied World Assurance Co. Holdings AG	17,895,900
4,301	Allreal Holding AG	618,215
580	Alpiq Holding AG(d)	50,667
934	ALSO Holding AG	57,565
314	APG SGA SA	129,578
33,554	Aryzta AG	2,269,422
6,786	Ascom Holding AG	121,471
827	Autoneum Holding AG	183,315
83	Bachem Holding AG - Class B	4,484
32,904	Baloise Holding AG	4,313,371
640	Bank Coop AG	28,640
277	Banque Cantonale de Geneve	71,258
1,539	Banque Cantonale Vaudoise	908,933
486	Barry Callebaut AG	591,254
942	Basler Kantonalbank	72,446
1,342	Belimo Holding AG	3,258,085
61	Bell AG	163,460
1,144	Berner Kantonalbank AG	245,244
528	BKW AG	20,799
4,131	Bobst Group SA	188,850
1,166	Bossard Holding AG(d)	139,977
2,459	Bucher Industries AG	621,504
26,397	Burckhardt Compression Holding AG	11,572,295
232	Burkhalter Holding AG	28,249
977	Calida Holding AG	38,747
36	Carlo Gavazzi Holding AG	8,489
178	Cham Paper Holding AG	48,652
230	Cicor Technologies	8,505
40	Cie Financiere Tradition SA	2,860
117,388	Clariant AG	2,591,985
25,005	Coca-Cola HBC AG - CDI	529,294
1,178	Coltene Holding AG	103,854
35	Conzzeta AG	132,054
7,854	Daetwyler Holding AG	1,118,813
236	Dufry AG(d)	34,985
11,406	EFG International AG	168,715
844	Emmi AG	280,670
3,678	Energiedienst Holding AG	107,626
2,933	Flughafen Zuerich AG	2,293,396
350	Forbo Holding AG	427,676
891	Galenica AG	837,088

Shares		Value
SWITZERLAND (continued)
48,934	GAM Holding AG	$1,114,580
2,399	Georg Fischer AG	1,706,133
259	Gurit Holding AG	120,762
5,418	Helvetia Holdings AG	3,095,336
3,758	Highlight Communications AG	17,524
1,537	Huber & Suhner AG	71,335
5,293	Implenia AG	363,381
249	Inficon Holding AG	94,548
136	Interroll Holding AG	90,380
104	Intershop Holding AG	44,590
1	Jungfraubahn Holding AG	90
821	Kaba Holding AG - Class B	542,083
1,015	Kardex AG	60,707
1,169	Komax Holding AG	215,393
17,216	Kudelski SA(d)	259,269
777	Kuoni Reisen Holding AG	261,512
161	LEM Holding SA	142,802
13,174	Logitech International SA	199,809
16,086	Lonza Group AG	2,294,921
1,144	Luzerner Kantonalbank AG	443,891
275	MCH Group AG	18,202
80	Metall Zug AG - Class B	228,094
1,111	Meyer Burger Technology AG(d)	7,645
8,521	Micronas Semiconductor Holding AG	52,152
5,152	Mobilezone Holding AG	81,177
2,099	Mobimo Holding AG	469,319
111,727	OC Oerlikon Corp AG(d)	1,473,007
2,840	Orascom Development Holding AG(d)	43,835
2,184	Orior AG	132,264
1,572	Panalpina Welttransport Holding AG	220,227
3,238	Partners Group Holding AG	1,022,124
281	Phoenix Mecano AG	137,044
296	Rieter Holding AG	49,177
154	Romande Energie Holding SA	189,498
78	Schaffner Holding AG	20,651
272,958	Schmolz & Bickenbach AG(d)	263,318
225	Schweiter Technologies AG	196,192
588	Siegfried Holding AG	100,211
277	Sika AG	957,824
1,983	Sonova Holding AG	275,892
813	St. Galler Kantonalbank AG	310,011
166,482	STMicroelectronics NV	1,330,974
58,650	Stmicroelectronics NV	469,548
721	Straumann Holding AG	205,569
4,456	Sulzer AG	502,461
8,494	Swiss Life Holding AG	2,027,562
896	Swissquote Group Holding SA	28,812
953	Tamedia AG	166,503
717	Tecan Group AG	95,528
2,855	Temenos Group AG	104,352
4,427	Valiant Holding AG	399,305
866	Valora Holding AG	194,187

52

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
SWITZERLAND (continued)
457	Vaudoise Assurances Holding SA	$255,699
21	Vetropack Holding AG	36,015
10,047	Vontobel Holding AG	447,993
1,437	Walter Meier AG	64,692
62	Ypsomed Holding AG	6,028
3,383	Zehnder Group AG	160,275
52	Zug Estates Holding AG - B Shares	79,760
31	Zuger Kantonalbank AG	159,162
		76,528,299
TAIWAN — 0.8%
6,000	Ability Enterprise Co. Ltd.	3,428
27,000	AcBel Polytech, Inc.	26,624
61,000	Accton Technology Corp.	31,769
187,878	Acer, Inc.(d)	123,305
64,765	Achem Technology Corp.	39,334
26,497	Action Electronics Co. Ltd.(d)	5,217
9,000	Actron Technology Corp.	35,558
8,688	Adlink Technology, Inc.	27,375
54,060	Advancetek Enterprise Co. Ltd.	44,835
80,027	Agv Products Corp.(d)	21,349
292,090	Airtac International Group	2,393,868
1,000	ALI Corp.	761
19,170	Alltek Technology Corp.	20,719
29,050	Altek Corp.	31,776
78,000	Ambassador Hotel (The)	72,585
18,000	AMPOC Far-East Co. Ltd.	18,778
24,139	Anpec Electronics Corp.	26,089
52,000	APCB, Inc.	34,128
22,552	Apex Biotechnology Corp.	40,132
162,604	Ardentec Corp.	152,909
63,427	Arima Communications Corp.(d)	23,403
28,000	Asia Optical Co., Inc.(d)	34,787
30,100	Asia Vital Components Co. Ltd.	26,389
11,000	Aten International Co. Ltd.	32,577
44,800	Audix Corp.	59,024
19,000	Aurora Corp.	34,121
84,042	Bank of Kaohsiung Co. Ltd.	27,579
903,350	BES Engineering Corp.	222,401
48,000	Biostar Microtech International Corp.	14,780
1,000	Boardtek Electronics Corp.	1,662
13,000	C Sun Manufacturing Ltd.	9,211
145,781	Capital Securities Corp.	54,026
69,000	Career Technology Manufacturing Co. Ltd.	68,829
77,000	Carnival Industrial Corp.	22,175
149,000	Cathay Real Estate Development Co. Ltd.	93,654
19,760	Central Reinsurance Co. Ltd.	11,485
47,000	ChainQui Construction Development Co. Ltd.	37,982
148,000	Champion Building Materials Co. Ltd.	44,459

Shares		Value
TAIWAN (continued)
1,923	Chang Wah Electromaterials, Inc	$5,777
68,350	Charoen Pokphand Enterprise	63,382
11,000	Chaun-Choung Technology Corp.	32,972
13,000	CHC Resources Corp.	35,359
731,920	Cheng Loong Corp.	317,852
110,797	Cheng Uei Precision Industry Co. Ltd.	218,512
33,000	Chia Chang Co. Ltd.	33,726
311,659	Chia Hsin Cement Corp.	144,503
117,938	Chicony Electronics Co. Ltd.	340,806
48,120	Chien Kuo Construction Co. Ltd.	18,933
11,164	Chilisin Electronics Corp.	22,418
50,000	Chimei Materials Technology Corp.	53,957
541,744	China Airlines Ltd.(d)	288,331
66,000	China Chemical & Pharmaceutical Co. Ltd.	44,394
11,000	China Ecotek Corp.	27,584
180,907	China General Plastics Corp.	82,107
285,553	China Life Insurance Co. Ltd.	303,026
63,077	China Metal Products	65,907
395,881	China Petrochemical Development Corp.(d)	149,299
21,114	China Steel Chemical Corp.	102,723
37,000	China Steel Structure Co. Ltd.	32,801
185,616	China Synthetic Rubber Corp.	198,186
96,000	China Wire & Cable Co. Ltd.(d)	39,496
17,000	Chinese Maritime Transport Ltd.	18,040
66,883	Chin-Poon Industrial Co. Ltd.	128,848
45,000	Chipbond Technology Corp.	97,858
35,876	Chroma ATE, Inc.	86,685
92,000	Chun Yu Works & Co. Ltd.	48,965
162,779	Chun Yuan Steel	61,920
69,125	Chung Hsin Electric & Machinery Manufacturing Corp.	49,768
43,339	Chung Hung Steel Corp.(d)	9,934
115,240	Chung Hwa Pulp Corp.(d)	41,391
228,000	Chunghwa Picture Tubes Ltd.(d)	9,604
4,000	Cleanaway Co. Ltd.	24,816
51,348	Clevo Co.	81,232
378,000	CMC Magnetics Corp.(d)	47,025
26,300	CoAsia Microelectronics Corp.(d)	20,524
53,182	Collins Co. Ltd.	25,874
366,000	Compeq Manufacturing Co. Ltd.	232,440
51,000	Concord Securities Corp.(d)	13,922
158,873	Continental Holdings Corp.	57,841
271,500	Coretronic Corp.	369,671
50,000	Coxon Precise Industrial Co. Ltd.	123,751

53

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
TAIWAN (continued)
20,000	CSBC Corp. Taiwan	$10,906
162,838	CTCI Corp.	286,586
2,294	Cub Elecparts, Inc.	29,212
16,000	CviLux Corp.	26,174
9,660	Cyberlink Corp.	28,545
10,000	Cyberpower Systems, Inc.	20,832
76,000	DA CIN Construction Co. Ltd.	50,500
14,000	Da-Li Construction Co. Ltd.(d)	19,634
70,000	Darfon Electronics Corp.	43,313
66,201	Delpha Construction Co. Ltd.(d)	41,070
24,000	Depo Auto Parts Industrial Co. Ltd.	110,886
17,000	DFI, Inc.	24,979
62,766	D-Link Corp.	32,586
20,183	Dynamic Electronics Co. Ltd.(d).	8,238
54,000	E Ink Holdings, Inc.(d)	24,597
131,675	Eastern Media International Corp.	45,789
70,448	Edimax Technology Co. Ltd.	26,913
12,100	Edom Technology Co. Ltd.	11,221
34,320	Elan Microelectronics Corp.	56,479
14,000	E-LIFE MALL Corp.	28,890
12,000	Elite Advanced Laser Corp.	52,308
94,967	Elite Material Co. Ltd.	158,764
14,000	Elite Semiconductor Memory Technology, Inc.	19,748
133,489	Elitegroup Computer Systems Co. Ltd.	133,594
13,000	eMemory Technology, Inc.	147,930
8,000	ENG Electric Co. Ltd.	6,073
133,000	EnTie Commercial Bank Co. Ltd.	72,740
123,015	Epistar Corp.	192,801
105,806	Eternal Materials Co. Ltd.	120,917
68,000	E-Ton Solar Tech Co. Ltd.(d)	35,747
474,272	Eva Airways Corp.(d)	373,985
40,000	Everest Textile Co. Ltd.	23,444
99,000	Evergreen International Storage & Transport Corp.	57,863
294,197	Evergreen Marine Corp. Taiwan Ltd.(d)	200,288
95,459	Everlight Chemical Industrial Corp.	87,586
75,643	Everlight Electronics Co. Ltd.	175,363
35,373	Excelsior Medical Co. Ltd.	59,598
192,062	Far Eastern Department Stores Ltd.	154,585
653,018	Far Eastern International Bank	240,942
797	Faraday Technology Corp.	1,101
43,000	Farglory F T Z Investment Holding Co. Ltd.(d)	25,764
63,154	Farglory Land Development Co. Ltd.	75,576
153,826	Federal Corp.	90,911
101,320	Feng Hsin Iron & Steel Co.	138,287

Shares		Value
TAIWAN (continued)
19,000	First Copper Technology Co. Ltd.	$6,235
58,110	First Hotel	42,787
108,000	First Insurance Co. Ltd. (The)	53,954
11,256	First Steamship Co. Ltd.(d)	6,285
10,606	FLEXium Interconnect, Inc.	37,747
9,485	Flytech Technology Co. Ltd.	39,487
48,000	Formosa Advanced Technologies Co. Ltd.	38,869
9,008	Formosa International Hotels Corp.	96,327
48,203	Formosa Oilseed Processing Co. Ltd.	31,636
120,000	Formosa Taffeta Co. Ltd.	143,016
188,000	Formosan Rubber Group, Inc.	201,959
108,628	Formosan Union Chemical.	47,529
33,000	Fortune Electric Co. Ltd.	18,479
52,301	Founding Construction & Development Co. Ltd.	36,033
86,000	Froch Enterprise Co. Ltd.(d)	39,173
75,022	FSP Technology, Inc.	62,833
15,000	Fubon No. 1 REIT	9,159
89,000	Fubon No. 2 REIT	42,370
52,800	Fullerton Technology Co. Ltd.	46,204
103,549	Fwusow Industry Co. Ltd.	52,745
34,639	G Shank Enterprise Co. Ltd.	31,499
27,000	G Tech Optoelectronics Corp.(d)	23,715
64,101	Gemtek Technology Corp.	47,616
1,927	Genesis Photonics, Inc.(d)	931
982	Genius Electronic Optical Co. Ltd.(d)	2,815
6,850	GeoVision, Inc.	23,932
77,000	Getac Technology Corp.	47,393
84,000	Giant Manufacturing Co. Ltd.	725,462
3,000	Giantplus Technology Co. Ltd.(d)	1,058
183,781	Gigabyte Technology Co. Ltd.	223,830
2,400	Gigasolar Materials Corp.	41,690
230,000	Ginko International Co. Ltd.	3,379,481
2,297	Gintech Energy Corp.(d)	1,470
11,133	Global Brands Manufacture Ltd.(d)	3,435
12,000	Global Lighting Technologies, Inc.	17,534
8,043	Globalwafers Co. Ltd.(d)	24,946
76,650	Globe Union Industrial Corp.	38,668
73,250	Gloria Material Technology Corp.	54,771
164,770	Gold Circuit Electronics Ltd.(d)	82,853
370,852	Goldsun Development & Construction Co. Ltd.(d)	126,540
7,000	Gourmet Master Co. Ltd.	29,942
344,000	Grand Pacific Petrochemical	221,276
19,000	Grape King Bio Ltd.	103,605
59,000	Great China Metal Industry	64,729
66,000	Great Taipei Gas Co. Ltd.	51,505

54

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
TAIWAN (continued)
127,946	Great Wall Enterprise Co. Ltd.	$104,442
55,353	Green Energy Technology, Inc.(d)	35,515
27,000	GTM Holdings Corp.(d)	15,825
35,000	Hannstar Board Corp.(d)	15,314
864,000	HannStar Display Corp.	174,910
29,115	HannsTouch Solution, Inc.(d)	5,942
30,000	Harvatek Corp.	17,240
110,000	Hey Song Corp.	138,461
51,282	Highwealth Construction Corp.	134,292
7,000	Hiroca Holdings Ltd.	25,942
620	Hitron Technology, Inc.	322
12,922	Hiwin Technologies Corp.	98,942
92,506	Ho Tung Chemical Corp.(d)	26,762
139,000	Hocheng Corp.	47,202
28,800	Holiday Entertainment Co. Ltd.	54,166
28,294	Holy Stone Enterprise Co. Ltd.	40,465
62,000	Hong Tai Electric Industrial	21,560
111,000	Horizon Securities Co. Ltd.	33,852
17,507	Hota Industrial Manufacturing Co. Ltd.	44,302
76,678	Hsin Kuang Steel Co. Ltd.	46,318
63,326	Hsing TA Cement Co.	28,741
11,000	Hu Lane Associate, Inc.	56,031
316,000	HUA ENG Wire & Cable Co. Ltd.	103,180
479	Huaku Development Co. Ltd.	1,098
31,000	Hung Ching Development & Construction Co. Ltd.	23,686
109,514	Hung Poo Real Estate Development Corp.	97,442
102,000	Hung Sheng Construction Ltd.	73,271
41,991	Hwa Fong Rubber Co. Ltd.	27,627
34,341	Ichia Technologies, Inc.	29,266
22,000	I-Chiun Precision Industry Co. Ltd.	12,858
31,000	ILI Technology Corp.	62,757
3,000	Infortrend Technology, Inc.	1,758
335,155	Inventec Corp.	237,474
14,000	I-Sheng Electric Wire & Cable Co. Ltd.	21,005
44,691	ITE Technology, Inc.	56,765
32,000	ITEQ Corp.	26,644
14,000	Jess-Link Products Co. Ltd.	17,325
132,272	Jih Sun Financial Holdings Co. Ltd.	39,475
4,657	Johnson Health Tech Co. Ltd.	12,104
13,000	Kaulin Manufacturing Co. Ltd.	9,402
165,823	KEE TAI Properties Co. Ltd.	108,830
136,023	Kenda Rubber Industrial Co. Ltd.	266,485
24,000	Kenmec Mechanical Engineering Co. Ltd.	10,971
62,000	Kerry TJ Logistics Co. Ltd.	82,293
171,000	Kindom Construction Corp.	154,663
132,000	King Slide Works Co. Ltd.	2,083,916
93,184	King Yuan Electronics Co. Ltd.	85,042
Shares		Value
TAIWAN (continued)
331,185	King’s Town Bank Co. Ltd.	$340,096
26,532	King’s Town Construction Co. Ltd.(d)	23,607
16,000	Kinik Co.	34,063
244,343	Kinpo Electronics, Inc.(d)	105,313
44,000	Kinsus Interconnect Technology Corp.	134,905
495,000	KMC Kuei Meng International, Inc.	2,311,271
16,328	KS Terminals, Inc.	23,138
11,000	Kung Long Batteries Industrial Co. Ltd.	49,745
40,000	Kung Sing Engineering Corp.	15,151
152,982	Kuoyang Construction Co. Ltd.	73,429
191,040	Kwong Fong Industries Corp.	112,905
111,770	KYE Systems Corp.	41,787
32,000	L&K Engineering Co. Ltd.	24,136
237,714	Lealea Enterprise Co. Ltd.(d)	86,544
43,000	LEE CHI Enterprises Co. Ltd.	21,061
39,000	Lelon Electronics Corp.	48,963
118,638	Leofoo Development Co. Ltd.(d)	46,873
159,799	Li Peng Enterprise Co. Ltd.(d)	59,222
32,080	Lian Hwa Food Corp.	37,814
281,362	Lien Hwa Industrial Corp.	194,306
146,000	Lingsen Precision Industries Ltd.	66,741
53,882	Lite-On Semiconductor Corp.	43,016
64,000	Long Bon International Co. Ltd.	51,407
292,934	Long Chen Paper Co. Ltd.	129,604
6,000	Longwell Co.	5,868
9,451	Lotes Co. Ltd.	39,191
69,000	Lucky Cement Corp.	25,008
16,939	Lumax International Corp. Ltd.	34,513
19,000	Lung Yen Life Service Corp.	50,624
896,936	Macronix International(d)	217,893
7,375	Makalot Industrial Co. Ltd.	57,794
44,000	Marketech International Corp.	41,089
143,032	Masterlink Securities Corp.	53,475
2,152	Mayer Steel Pipe Corp.	1,043
31,440	Meiloon Industrial Co. Ltd.	14,937
146,188	Mercuries & Associates Holding Ltd.	101,911
1,747	Mercuries Life Insurance Co. Ltd.(d)	1,075
35,130	Merida Industry Co. Ltd.	263,825
27,091	Merry Electronics Co. Ltd.	62,363
160,404	Micro-Star International Co. Ltd.	192,217
35,590	Mirle Automation Corp.	34,804
70,822	Mosel Vitelic, Inc.(d)	11,747
111,000	Motech Industries Inc.	142,800
4,000	Nak Sealing Technologies Corp.	14,628
24,000	Namchow Chemical Industrial Co. Ltd.	53,445
28,590	Nan Kang Rubber Tire Co. Ltd.	29,453

55

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
TAIWAN (continued)
49,000	Nan Ren Lake Leisure Amusement Co. Ltd.	$19,439
56,000	Nan Ya Printed Circuit Board Corp.(d)	100,020
35,092	Nantex Industry Co. Ltd.	25,036
21,000	National Petroleum Co. Ltd.	25,816
152,662	Neo Solar Power Corp.	137,329
10,000	New Era Electronics Co. Ltd.	9,943
22,000	Newmax Technology Co. Ltd.	20,904
32,422	Nichidenbo Corp.	30,118
55,267	Nien Hsing Textile Co. Ltd.	51,791
4,000	Nishoku Technology, Inc.	5,995
23,000	Ocean Plastics Co. Ltd.(d)	28,763
171,000	OptoTech Corp.	77,890
71,000	Orient Semiconductor Electronics Ltd.(d)	37,556
93,500	Oriental Union Chemical Corp.	83,804
555,000	Pacific Hospital Supply Co. Ltd.	1,221,413
159,453	Pan Jit International, Inc.(d)	71,589
2,894	Pan-International Industrial Corp.	1,767
11,000	Parade Technologies Ltd.	109,547
4,242	Paragon Technologies Co. Ltd.	7,549
11,611	PChome Online, Inc.	197,523
70,746	Phihong Technology Co. Ltd.	36,844
11,000	Phison Electronics Corp.	102,184
21,000	Pixart Imaging, Inc.	64,524
7,000	Portwell, Inc.	12,502
269,200	Powertech Technology, Inc.	499,267
9,010	Poya International Co. Ltd.	96,643
430,807	President Securities Corp.	258,124
362,370	Prince Housing & Development Corp.	156,775
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	33,024
16,000	Promise Technology, Inc.	17,632
755,520	Qisda Corp.(d)	331,801
66,008	Radiant Opto-Electronics Corp.	217,685
191,841	Radium Life Tech Co. Ltd.	100,224
44,825	Realtek Semiconductor Corp.	140,508
45,771	Rechi Precision Co. Ltd.	49,693
98,616	Rich Development Co. Ltd.	42,504
9,370	Richtek Technology Corp.	53,235
1,060,398	Ritek Corp.(d)	108,373
102,781	Ruentex Industries Ltd.	252,707
75,335	Sampo Corp.	34,192
33,551	San Fang Chemical Industry Co. Ltd.	61,020
16,000	San Shing Fastech Corp.	40,750
273,080	Sanyang Motor Co. Ltd.(d)	242,978
15,000	SDI Corp.	20,130
37,000	Sercomm Corp.	82,998
22,050	Sesoda Corp.	32,003
28,000	Sheng Yu Steel Co. Ltd.	20,068
1,360	ShenMao Technology, Inc.	1,454
Shares		Value
TAIWAN (continued)
52,000	Shih Wei Navigation Co. Ltd.	$30,477
90,000	Shihlin Electric & Engineering Corp.	121,808
23,000	Shihlin Paper Corp.(d)	29,589
320,361	Shin Kong Financial Holding Co. Ltd.	104,081
67,000	Shin Kong No.1 REIT	30,693
3,000	Shin Zu Shing Co. Ltd.	8,326
68,780	Shining Building Business Co. Ltd.(d)	40,874
119,000	Shinkong Insurance Co. Ltd.	95,974
198,314	Shinkong Synthetic Fibers Corp.	72,200
46,000	Shinkong Textile Co. Ltd.	60,530
111,000	Sigurd Microelectronics Corp.	105,288
42,000	Simplo Technology Co. Ltd.	209,136
67,000	Sinbon Electronics Co. Ltd.	117,697
93,170	Sincere Navigation Corp.	74,229
6,360	Sinmag Equipment Corp.	38,211
100,000	Sino-American Silicon Products, Inc.	147,750
151,000	Sinon Corp.	87,269
14,564	Sinphar Pharmaceutical Co. Ltd.	18,332
43,192	Sinyi Realty, Inc.	49,854
14,000	Sirtec International Co. Ltd.	30,170
12,000	Sitronix Technology Corp.	43,492
60,000	Siward Crystal Technology Co. Ltd.	44,472
4,000	Solar Applied Materials Technology Co.	3,513
14,013	Solartech Energy Corp.(d)	9,334
42,000	Solytech Enterprise Corp.(d)	11,547
15,000	Sonix Technology Co. Ltd.	22,677
132,000	Southeast Cement Co. Ltd.	75,642
5,100	Sporton International, Inc.	29,059
8,560	Standard Chemical & Pharmaceutical Co. Ltd.	10,425
64,074	Standard Foods Corp.	159,003
33,000	Stark Technology, Inc.	32,325
20,000	Sunonwealth Electric Machine Industry Co. Ltd.	14,204
43,000	Sunrex Technology Corp.	26,606
13,000	Sunspring Metal Corp.	25,384
35,138	Supreme Electronics Co. Ltd.	19,275
88,228	Sweeten Construction Co. Ltd.	54,448
15,000	Syncmold Enterprise Corp.	32,668
184,322	TA Chen Stainless Pipe Co. Ltd.	123,981
626,674	TA Chong Bank Ltd.(d)	225,084
211,340	Ta Ya Electric Wire & Cable.	44,647
63,000	Tah Hsin Industrial Corp.	58,010
22,251	TA-I Technology Co. Ltd.	12,496
705,037	Taichung Commercial Bank Co. Ltd.	252,078
11,000	Taiflex Scientific Co. Ltd.	16,450
68,000	Tainan Enterprises Co. Ltd.	73,382
869,352	Tainan Spinning Co. Ltd.	505,272

56

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
TAIWAN (continued)
71,716	Taisun Enterprise Co. Ltd.(d)	$30,090
135,924	Taita Chemical Co. Ltd.(d)	41,098
12,000	Taiwan Acceptance Corp.	32,325
2,055,158	Taiwan Business Bank(d)	677,761
31,088	Taiwan Cogeneration Corp.	30,757
6,000	Taiwan FamilyMart Co. Ltd.	46,823
79,320	Taiwan Fire & Marine Insurance Co. Ltd.	62,547
44,000	Taiwan FU Hsing Industrial Co. Ltd.	56,174
184,223	Taiwan Glass Industrial Corp.	132,335
42,082	Taiwan Hon Chuan Enterprise Co. Ltd.	78,459
30,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	18,857
132,403	Taiwan Land Development Corp.	68,739
13,114	Taiwan Life Insurance Co. Ltd.(d)	12,375
11,548	Taiwan Line Tek Electronic	8,597
46,150	Taiwan Mask Corp.	15,144
49,544	Taiwan Navigation Co. Ltd.	32,920
130,032	Taiwan Paiho Ltd.	353,675
102,000	Taiwan PCB Techvest Co. Ltd.	166,525
60,120	Taiwan Pulp & Paper Corp.(d)	22,477
2,360	Taiwan Sakura Corp.	1,830
56,408	Taiwan Secom Co. Ltd.	169,817
48,000	Taiwan Semiconductor Co. Ltd.	50,859
85,010	Taiwan Sogo Shin Kong Security Co. Ltd.	114,638
57,500	Taiwan Styrene Monomer	27,975
87,500	Taiwan Surface Mounting Technology Co. Ltd.	115,996
123,469	Taiwan TEA Corp.	70,350
71,000	Taiwan Union Technology Corp.	63,521
61,322	Taiyen Biotech Co. Ltd.	53,161
254,000	Tatung Co. Ltd.(d)	67,510
1,170,000	Teco Electric and Machinery Co. Ltd.	1,140,355
31,000	Test Research, Inc.	63,162
24,000	Test Rite International Co. Ltd.	16,417
41,000	ThaiLin Semiconductor Corp.	33,602
17,000	Thinking Electronic Industrial Co. Ltd.	24,285
25,525	Thye Ming Industrial Co, Ltd.	34,713
48,000	T-Mac Techvest PCB Co. Ltd.	26,095
220,100	Ton Yi Industrial Corp.	173,918
28,834	Tong Yang Industry Co. Ltd.	34,270
85,242	Tong-Tai Machine & Tool Co. Ltd.	80,716
55,837	Topco Scientific Co. Ltd.	114,679
50,049	Topoint Technology Co. Ltd.	47,719
8,000	Toung Loong Textile Manufacturing Co.	31,738
69,000	TPK Holding Co. Ltd.	430,321
7,000	Transasia Airways Corp.	2,594
Shares		Value
TAIWAN (continued)
13,137	Transcend Information, Inc.	$50,616
16,988	Tsann Kuen Enterprise Co. Ltd.	17,029
36,942	TSRC Corp.	42,640
22,000	Ttet Union Corp.	56,821
285,315	Tung Ho Steel Enterprise Corp.	223,586
92,815	TXC Corp.	120,921
37,000	TYC Brother Industrial Co. Ltd.(d)	26,881
190,303	Tycoons Group Enterprise(d)	36,164
78,458	Tyntek Corp.(d)	42,910
22,000	U-Ming Marine Transport Corp.	33,080
150,288	Unimicron Technology Corp.	89,802
372,346	Union Bank of Taiwan(d)	133,736
32,762	Union Insurance Co. Ltd.(d)	28,402
258,037	Unitech Printed Circuit Board Corp.	117,113
56,000	United Integrated Services Co. Ltd.	65,004
288,660	Universal Cement Corp.	308,679
2,416	Unizyx Holding Corp.	1,278
103,922	UPC Technology Corp.	41,058
62,337	USI Corp.	33,686
56,800	Ve Wong Corp.	44,511
28,000	Visual Photonics Epitaxy Co. Ltd.	33,462
2,212	Wafer Works Corp.(d)	924
84,000	Wah Lee Industrial Corp.	157,435
974,000	Walsin Lihwa Corp.(d)	287,818
210,947	Walsin Technology Corp.(d)	97,463
185,000	Walton Advanced Engineering, Inc.	74,904
183,300	Wan Hai Lines Ltd.	203,494
53,000	Wei Chuan Foods Corp.	41,620
90,321	Wei Mon Industry Co. Ltd(d)	25,363
33,100	Weikeng Industrial Co. Ltd.	25,074
35,000	Win Semiconductors Corp.	45,656
294,977	Winbond Electronics Corp.(d)	98,242
44,673	Wintek Corp.(b)(c)(d)	2,002
94,297	Wisdom Marine Lines Co. Ltd.	123,775
274,868	Wistron Corp.	234,696
32,206	Wistron NeWeb Corp.	85,705
128,865	WPG Holdings Co. Ltd.	161,576
54,655	WT Microelectronics Co. Ltd.	86,196
17,000	WUS Printed Circuit Co. Ltd.	12,767
10,204	Xxentria Technology Materials Corp.	33,485
199,786	Yageo Corp.	412,280
1,046,600	Yang Ming Marine Transport Corp.(d)	548,486
100,769	YC Co. Ltd.	49,519
70,077	YC INOX Co. Ltd.	57,089
162,624	YFY, Inc.	69,295
31,348	Yi Jinn Industrial Co. Ltd.	10,799
139,147	Yieh Phui Enterprise Co. Ltd.	43,844
11,000	Youngtek Electronics Corp.	24,208
352,000	Yulon Motor Co. Ltd.	460,315

57

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
TAIWAN (continued)
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	$85,032
27,000	YungShin Global Holding Corp.	49,105
75,000	Yungtay Engineering Co. Ltd.	172,647
7,000	Zeng Hsing Industrial Co. Ltd.	42,513
27,000	Zenitron Corp.	17,500
26,000	Zhen Ding Technology Holding Ltd.	90,838
72,826	Zig Sheng Industrial Co. Ltd.	26,276
26,169	Zinwell Corp.	25,591
4,000	Zippy Technology Corp.	6,243
		47,661,383
THAILAND — 0.3%
84,800	Amata Corp. Public Co. Ltd. - FOR	46,046
714,300	Ananda Development Public Co. Ltd. - FOR	77,140
723,268	AP Thailand Public Co. Ltd. - FOR	161,263
369,200	Asia Plus Group Holdings Securities Plc	44,127
230,200	Bangchak Petroleum Public Co. Ltd. (The) - FOR	247,902
8,125	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	6,901
10,142,250	Bangkok Chain Hospital Public Co. Ltd. - FOR	2,522,871
29,000	Bangkok Expressway Public Co. Ltd. - FOR	34,309
27,700	Bangkok Insurance Public Co. Ltd. - FOR	307,544
1,742,100	Bangkok Land Public Co. Ltd. - FOR	80,856
248,800	Banpu Public Co. Ltd. - FOR	218,875
125,300	BEC World Public Co. Ltd. - FOR	152,990
55,800	Berli Jucker Public Co. Ltd. - FOR	62,630
564,706	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	62,698
93,900	Central Plaza Hotel Public Co. Ltd. - FOR	95,424
202,622	CH Karnchang Public Co. Ltd. - FOR	155,201
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	8,995
248,600	Delta Electronics Thailand Public Co. Ltd. - FOR	629,701
13,400	Dhipaya Insurance Public Co. Ltd. - FOR	15,752
499,200	Dynasty Ceramic Public Co. Ltd.	61,179
7,839,000	Eastern Water Resources Development and Management Public Co. Ltd. - FOR	2,639,554
Shares		Value
THAILAND (continued)
31,500	Electricity Generating Public Co. Ltd. - FOR	$144,767
166,300	Erawan Group Public Co. Ltd. (The) - FOR	23,609
541,100	Esso Thailand Public Co. Ltd. - FOR(d)	106,693
12,801,000	G J Steel Public Co. Ltd. - FOR(d)	19,416
1,289,700	G Steel Public Co. Ltd. - FOR(d)	4,304
132,200	GFPT Public Co. Ltd. - FOR	47,322
256,400	Grand Canal Land Pcl	24,889
119,900	Hana Microelectronics Public Co. Ltd. - FOR	161,855
449,642	Home Product Center Public Co. Ltd. - FOR	98,208
63,100	ICC International Public Co. Ltd. - FOR	76,088
734,300	IRPC Public Co. Ltd. - FOR	102,466
314,991	Italian-Thai Development Public Co. Ltd. - FOR(d)	72,620
647,400	Jasmine International Public Co. Ltd. - FOR	108,015
43,700	KCE Electronics Public Co. Ltd. - FOR	71,585
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	19,103
310,560	Khon Kaen Sugar Industry Public Co. Ltd.	45,786
160,400	Kiatnakin Bank Public Co. Ltd. - FOR	180,033
59,000	Land and Houses Public Co. Ltd. - FOR	17,092
90,560	Land and Houses Public Co. Ltd. - NVDR	26,235
21,900	Lanna Resources Public Co. Ltd. - FOR	8,371
420,630	Loxley Public Co. Ltd. - FOR	52,571
104,200	LPN Development Public Co. Ltd. - FOR	54,368
85,600	Major Cineplex Group Public Co. Ltd. - FOR	86,989
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	21,628
369,000	MBK Public Co. Ltd. - FOR	158,950
34,000	Mermaid Maritime Public Co. Ltd.	6,295
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	15,469
160,800	Polyplex Public Co. Ltd. - FOR(d)	51,218
165,500	Precious Shipping Public Co. Ltd. - FOR	68,278
40,700	Pruksa Real Estate Public Co. Ltd. - FOR	33,953
939,334	Quality Houses Public Co. Ltd. - FOR	88,334

58

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
THAILAND (continued)
598,500	Raimon Land Public Co. Ltd. - FOR(d)	$32,317
90,300	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	164,356
34,100	Regional Container Lines Public Co. Ltd. - FOR	10,344
88,600	Robinson Department Store Public Co. Ltd. - FOR	125,650
69,300	Saha-Union Public Co. Ltd. - FOR	79,885
2,239,300	Sahaviriya Steel Industries Public Co. Ltd. - FOR(d)	14,945
94,400	Samart Corp. Public Co. Ltd. - FOR	85,909
421,200	Samart I-Mobile Public Co. Ltd. - FOR	31,943
35,700	Samart Telcoms Public Co. Ltd. - FOR	29,240
2,562,000	Sansiri Public Co. Ltd. - FOR	146,889
526,176	SC Asset Corp. Public Co. Ltd. - FOR	54,908
13,500	Siam City Cement Public Co. Ltd. - FOR	150,296
56,041	Siam Future Development Public Co. Ltd. - FOR	9,690
49,029	Siam Global House Public Co. Ltd. - FOR	14,427
221,900	Siamgas & Petrochemicals Public Co. Ltd. - FOR	82,796
99,500	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	63,084
92,817	Somboon Advance Technology Public Co. Ltd. - FOR	53,215
56,200	SPCG Public Co. Ltd.	46,457
119,100	Sri Trang Agro-Industry Public Co. Ltd. - FOR	46,607
364,000	Srithai Superware Public Co. Ltd. - FOR	28,047
141,350	STP & I Public Co. Ltd. - FOR	69,892
165,400	Supalai Public Co. Ltd. - FOR	100,349
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(d)	30,275
4,380	Thai Agro Energy	484
491,800	Thai Airways International Public Co. Ltd. - FOR(d)	187,978
22,200	Thai Carbon Black Public Co. Ltd. - FOR(d)	17,004
15,000	Thai Central Chemical Public Co. Ltd. - FOR	13,310
433,200	Thai Oil Public Co. Ltd. - FOR	768,761
18,200	Thai Stanley Electric Public Co. Ltd. - FOR	109,316
55,000	Thai Vegetable Oil Public Co. Ltd. - FOR	36,539
67,100	Thaicom Public Co. Ltd. - FOR	74,804
Shares		Value
THAILAND (continued)
159,600	Thanachart Capital Public Co. Ltd. - FOR	$164,611
17,300	Thitikorn Public Co. Ltd. - FOR	5,353
187,184	Thoresen Thai Agencies Public Co. Ltd. - FOR	76,089
4,995,082	Ticon Industrial Connection Public Co. Ltd. - FOR	2,272,902
128,000	Tipco Asphalt Public Co. Ltd. - FOR	61,350
80,900	Tisco Financial Group Public Co. Ltd. - FOR	111,049
1,614,800	TPI Polene Public Co. Ltd. - FOR	142,057
62,900	TTCL Public Co. Ltd.	61,059
33,400	TTW Public Co. Ltd. - FOR	11,449
67,100	Unique Engineering & Construction Public Co. Ltd. - FOR	28,700
176,100	Vanachai Group Public Co. Ltd. - FOR	42,469
80,800	Vibhavadi Medical Center Public Co. Ltd. - FOR(d)	38,972
256,900	Vinythai Public Co. Ltd. - FOR	79,490
		15,403,735
TURKEY — 0.1%
5,489	Adana Cimento Sanayii T.A.S. -Class A	14,355
6,744	Adese Alisveris Merkezleri Ticaret AS(d)	26,874
8,195	Akcansa Cimento AS	50,442
48,076	Akenerji Elektrik Uretim AS - Placement Shares(d)	19,967
13,189	Akfen Holding AS	33,113
0	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	2
33,491	Aksa Akrilik Kimya Sanayii AS	135,337
47,331	Aksigorta AS	42,149
1	Alarko Holding AS	1
43,803	Albaraka Turk Katilim Bankasi AS	28,354
31,268	Anadolu Anonim Turk Sigorta Sirketi	16,145
1	Anadolu Cam Sanayii AS	1
26,826	Anadolu Hayat Emeklilik AS	55,707
32,317	Arcelik AS	174,124
3,111	Aselsan Elektronik Sanayi Ve Ticaret AS	16,238
302,203	Asya Katilim Bankasi AS(d)	97,244
1	Aygaz AS	3
1	Baticim Bati Anadolu Cimento Sanayii AS	2
3,766	Bizim Toptan Satis Magazalari AS	22,264
12,360	Borusan Mannesmann Boru Sanayi ve Ticaret AS	33,067
6,211	Boyner Perakende Ve Tekstil Yatirimlari AS(d)	148,268

59

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
TURKEY (continued)
13,888	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	$46,456
11,313	Bursa Cimento Fabrikasi AS	21,080
0	Celebi Hava Servisi AS(d)	5
9,101	Cimsa Cimento Sanayi VE Ticaret AS	55,847
11,012	Deva Holding AS(d)	10,507
201,383	Dogan Sirketler Grubu Holding AS(d)	45,964
46,860	Dogus Otomotiv Servis ve Ticaret AS	227,935
7,481	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	8,649
1	Eregli Demir ve Celik Fabrikalari TAS	1
4,905	Ford Otomotiv Sanayi AS	60,656
66,324	Gentas Genel Metal Sanayi ve Ticaret AS	33,998
67,762	Global Yatirim Holding AS(d)	64,907
1,959	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	55,854
1,254	Goodyear Lastikleri TAS	34,064
15,729	Gozde Girisim Sermayesi Yatirim Ortakligi AS(d)	17,950
64,549	GSD Holding AS(d)	36,711
20,444	Gubre Fabrikalari TAS	54,694
1	Hurriyet Gazetecilik ve Matbaacilik AS(d)	0
10,594	IS Yatirim Menkul Degerler AS	4,598
25,002	Izmir Demir Celik Sanayi AS(d)	24,417
34,926	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(d)	31,364
156,639	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(d)	107,841
100,082	Karsan Otomotiv Sanayii Ve Ticaret AS(d)	63,286
428	Kartonsan Karton Sanayi ve Ticaret AS	37,188
242	Konya Cimento Sanayii AS	27,527
24,923	Koza Altin Isletmeleri AS	259,712
4,718	Mardin Cimento Sanayii ve Ticaret AS	8,420
13,216	Metro Ticari ve Mali Yatirimlar Holding AS(d)	4,945
5,288	Migros Ticaret AS(d)	42,342
4,289	Netas Telekomunikasyon AS(d)	14,315
2,524	Otokar Otomotiv Ve Savunma Sanayi AS	91,134
14,788	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	20,805
39,957	Petkim Petrokimya Holding AS	56,215
5,817	Pinar SUT Mamulleri Sanayii AS	55,937
82,244	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	97,243
84,071	Sasa Polyester Sanayi AS(d)	76,754
127,519	Sekerbank TAS(d)	85,407
Shares		Value
TURKEY (continued)
102,576	Selcuk Ecza Deposu Ticaret ve Sanayi AS	$106,698
21,123	Soda Sanayii AS	51,530
24,515	TAV Havalimanlari Holding AS	215,559
32,390	Tekfen Holding AS(d)	60,596
62,692	Tekstil Bankasi AS(d)	48,087
20,668	Tofas Turk Otomobil Fabrikasi AS	126,827
45,002	Trakya Cam Sanayii AS	54,220
17,837	Turcas Petrol AS	15,083
1	Turk Hava Yollari AO(d)	2
1,453	Turk Traktor ve Ziraat Makineleri AS	43,439
172,758	Turkiye Sise ve Cam Fabrikalari AS	221,070
20,894	Ulker Biskuvi Sanayi AS	159,874
8,922	Vestel Beyaz Esya Sanayi ve Ticaret AS	42,397
55,650	Vestel Elektonik Sanayi ve Ticaret AS(d)	114,939
		4,058,706
UKRAINE — 0.0%
11,788	Kernel Holding SA	114,119
UNITED ARAB EMIRATES — 0.1%
159,712	Al Noor Hospitals Group Plc	2,201,504
99,449	Dragon Oil Plc(d)	938,221
803,345	Gulf Marine Services Plc	1,479,752
101,028	Lamprell Plc(d)	218,271
		4,837,748
UNITED KINGDOM — 6.0%
1,160	4imprint Group Plc	19,444
5,739	Aberdeen Asset Management Plc	41,853
1	Acacia Mining Plc	4
25,242	Admiral Group Plc	603,666
129,757	Afren Plc(d)	6,573
48,674	Aggreko Plc	1,233,530
125,479	Alent Plc	693,778
28,832	Amec Foster Wheeler Plc	406,278
133,911	Amlin Plc	943,073
17,188	Anglo Pacific Group Plc	25,064
1,031	Anglo-Eastern Plantations Plc	9,852
68,300	Anite Plc	89,114
47,156	Ashmore Group Plc	223,811
171,956	Ashtead Group Plc	2,972,085
47,620	Assura Plc	42,944
610,693	Aviva Plc	4,940,138
5,635	Avon Rubber Plc	66,948
61,965	Babcock International Group Plc	959,717
183,990	Balfour Beatty Plc	685,158
16,302	BARR (A.G.) Plc	156,146
585,612	Barratt Developments Plc	4,669,830
142,558	BBA Aviation Plc	751,227

60

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
78,149	Bellway Plc	$2,389,562
49,371	Berendsen Plc	786,638
37,557	Berkeley Group Holdings Plc	1,452,194
2,780	Betfair Group Plc	99,513
3,046	Big Yellow Group Plc REIT	31,233
9,080	Bloomsbury Publishing Plc	23,346
1,360,709	Bodycote Plc(c)	14,370,082
72,461	Bovis Homes Group Plc	1,037,191
5,675	Braemar Shipping Services Plc	38,329
949,098	Brammer Plc	5,532,410
42,050	Brewin Dolphin Holdings Plc	219,070
3,999	British Polythene Industries Plc	42,539
34,518	Britvic Plc	385,199
3,588	BTG Plc(d)	39,764
57,058	Bunzl Plc	1,610,660
391,725	Cable & Wireless Communications Plc	405,272
91,052	Capital & Regional Plc	78,617
205,828	Carillion Plc	1,031,241
57,724	Chemring Group Plc	190,502
54,990	Chesnara Plc	270,109
21,378	Chime Communications Plc	95,328
56,551	Cineworld Group Plc	424,130
1,606	Clarkson Plc	55,911
55,392	Close Brothers Group Plc	1,300,900
219,654	Cobham Plc	1,001,385
135,434	Colt Group SA(d)	309,756
27,870	Communisis Plc	24,385
50,718	Computacenter Plc	541,847
7,150	Concentric AB	101,244
28,341	Connect Group Plc	69,170
5,916	Consort Medical Plc	85,361
1,730	Costain Group Plc	8,465
10,889	Cranswick Plc	238,015
4,000	Creston Plc	7,675
517,333	Croda International Plc	22,512,763
73,400	CSR Plc	991,481
23,730	Daily Mail & General Trust Plc - Class A	327,099
49,695	Dairy Crest Group Plc	348,682
25,624	Darty Plc	29,499
4,483	De La Rue Plc	37,813
255,755	Debenhams Plc	352,342
8,007	Dechra Pharmaceuticals Plc	125,734
5,370	Derwent London Plc REIT	283,556
26,201	Development Securities Plc	102,054
66,863	Devro Plc	300,205
6,579	Dignity Plc	205,004
824,356	Diploma Plc(c)	10,059,757
288,372	Direct Line Insurance Group Plc	1,412,490
192,886	Dixons Carphone Plc	1,256,259
868,745	Domino Printing Sciences Plc	12,201,661
42,149	Domino’s Pizza Group Plc	510,793
117,912	Drax Group Plc	724,518
167,079	DS Smith Plc	897,113
Shares		Value
UNITED KINGDOM (continued)
6,273	Dunelm Group Plc	$86,757
25,606	E2V Technologies Plc	91,286
230,794	Electrocomponents Plc	858,033
757,518	Elementis Plc	3,540,673
421,198	EnQuest Plc(d)	339,431
282,599	Enterprise Inns Plc(d)	507,530
12,758	Essentra Plc	188,196
6,807	Euromoney Institutional Investor Plc	120,160
968,266	Fenner Plc	3,136,048
8,537	Fidessa Group Plc	292,748
366,061	Firstgroup Plc(d)	559,371
315,745	Fortune Oil Plc(c)(d)	2,423
3,248	Fuller Smith & Turner Plc - Class A	49,956
112,080	G4S Plc	504,082
23,516	Galliford Try Plc	543,618
5,545	Games Workshop Group Plc	43,494
36,131	Gem Diamonds Ltd.(d)	77,090
16,644	Genus Plc	344,137
380,796	GKN Plc	2,053,412
5,199	Go-Ahead Group Plc	197,116
885,599	Greene King Plc	11,289,697
42,366	Greggs Plc	773,223
52,704	Halfords Group Plc	367,934
813,753	Halma Plc	8,899,857
30,961	Hammerson Plc REIT	317,941
35,661	Hansteen Holdings Plc REIT	64,483
48,772	Hargreaves Lansdown Plc	920,834
162,908	Hays Plc	384,596
7,436	Headlam Group Plc	53,104
45,677	Helical Bar Plc	273,444
1,608,995	HellermannTyton Group Plc(c)	8,520,780
342,353	Henderson Group Plc	1,467,745
71,298	Hikma Pharmaceuticals Plc	2,240,272
38,157	Hill & Smith Holdings Plc	406,773
337	Hilton Food Group Plc	2,232
5,026	Hogg Robinson Group Plc	3,433
429,996	Home Retail Group Plc	1,101,606
127,769	Homeserve Plc	749,194
211,194	Howden Joinery Group Plc	1,511,330
479,516	Hunting Plc	4,309,586
246,887	ICAP Plc	2,108,963
57,706	IG Group Holdings Plc	652,821
26,778	Imagination Technologies Group Plc(d)	80,769
24,921	IMI Plc	478,934
127,273	Inchcape Plc	1,625,418
263,879	Informa Plc	2,256,138
60,633	Inmarsat Plc	936,295
447,863	Innovation Group Plc	195,928
37,089	InterContinental Hotels Group Plc	1,596,352
1,160,662	Interserve Plc	10,324,398
41,164	Intertek Group Plc	1,650,427
63,453	Intu Properties Plc REIT	334,081

61

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
42,317	IP Group Plc(d)	$127,964
13,328	ITE Group Plc	38,462
136,465	Ithaca Energy, Inc.(d)	119,895
34,279	J D Wetherspoon Plc	400,422
475,305	J Sainsbury Plc	1,985,210
8,667	James Fisher & Sons Plc	153,791
28,273	Jardine Lloyd Thompson Group Plc	461,329
79,400	Jazztel Plc(d)	1,148,308
29,512	JD Sports Fashion Plc	260,252
214,396	John Wood Group Plc	2,269,115
1,694	Johnston Press Plc(d)	4,082
35,089	Jupiter Fund Management Plc	232,627
74,289	KAZ Minerals Plc(d)	297,740
134,990	Kcom Group Plc	190,632
19,470	Keller Group Plc	298,863
13,679	Kier Group Plc	340,363
84,172	Ladbrokes Plc	132,562
1,443,209	Laird Plc	7,966,260
24,036	Lancashire Holdings Ltd.	236,128
36,005	Lavendon Group Plc	96,165
8,922	Liberty Global Plc(d)	450,115
3,616	Liberty Global Plc(d)	188,538
31,635	London Stock Exchange Group Plc	1,237,779
20,610	Londonmetric Property Plc REIT	52,200
55,969	Lookers Plc	134,452
5,374	Low & Bonar Plc	5,135
6,395	LSL Property Services Plc	35,339
342,890	Man Strategic Holdings Plc(d)	1,014,769
43,460	Marshalls Plc	180,452
203,490	Marston’s Plc	494,458
17,200	Mears Group Plc	113,000
270,937	Meggitt Plc	2,204,194
461,992	Melrose Industries Plc	1,882,801
10,041	Merlin Entertainments Plc(e)	67,262
22,060	Michael Page International Plc	180,653
7,044	Micro Focus International Plc	135,913
57,677	Millennium & Copthorne Hotels Plc	512,167
76,329	Mitchells & Butlers Plc(d)	489,747
134,023	Mitie Group Plc	589,399
112,692	Moneysupermarket.com Group Plc	485,039
99,199	Morgan Advanced Materials Plc	511,778
14,135	Morgan Sindall Group Plc	169,888
18,180	Mothercare Plc(d)	61,882
28,165	N Brown Group Plc	148,159
204,239	National Express Group Plc	901,326
3,594	NCC Group Plc	11,502
69,409	Northgate Plc	687,197
23,821	Novae Group Plc	255,041
6,198	Ophir Energy Plc(d)	13,510
3,265	Optos Plc(d)	17,040
362,024	Oxford Instruments Plc	5,168,040
Shares		Value
UNITED KINGDOM (continued)
104,482	Pace Plc	$665,572
5,048	PayPoint Plc	66,018
164,593	Pendragon Plc	92,848
3,248	Pennon Group Plc	42,777
152,395	Persimmon Plc	3,976,722
60,092	Petrofac Ltd.	806,183
36,290	Photo-Me International Plc	77,430
14,540	Playtech Plc	183,460
83,148	Premier Farnell Plc	243,138
120,203	Premier Foods Plc(d)	85,336
191,889	Premier Oil Plc(d)	516,637
78,418	PZ Cussons Plc	430,928
195,364	QinetiQ Group Plc	607,560
101,392	Quintain Estates & Development Plc(d)	149,410
11,181	Rank Group Plc	32,781
2,451	Rathbone Brothers Plc	80,512
83,996	Redrow Plc	478,857
8,153	Renishaw Plc	313,370
51,233	Renold Plc(d)	49,151
171,499	Rentokil Initial Plc	353,544
17,851	Restaurant Group Plc (The)	186,328
503,230	Rexam Plc	4,476,365
7,870	Ricardo Plc	102,079
13,079	Rightmove Plc	635,410
17,462	Robert Walters Plc	102,123
511,976	Rotork Plc	18,554,581
137,964	Royal Mail Plc	990,464
42,489	RPC Group Plc	391,973
116,588	RPS Group Plc	381,188
323,795	RSA Insurance Group Plc	2,125,266
13,220	Safestore Holdings Plc REIT	56,566
81,752	Sage Group Plc (The)	609,874
22,285	Savills Plc	283,407
16,410	Schroders Plc	817,893
24,367	Schroders Plc - Non Voting	914,506
23,087	SDL Plc(d)	165,851
71,325	Segro Plc REIT	469,683
159,868	Senior Plc	772,015
80,799	Severfield Plc(d)	79,376
41,002	Severn Trent Plc	1,337,425
19,812	Shaftesbury Plc REIT	255,454
207,354	Shanks Group Plc	340,566
296,710	SIG Plc	884,022
1,103	Skyepharma Plc(d)	5,079
56,234	Smiths Group Plc	988,348
112,779	Soco International Plc	314,030
300,578	Spectris Plc	9,905,919
229,871	Speedy Hire Plc	261,109
318,010	Spirax-Sarco Engineering Plc	16,508,968
84,351	Spirent Communications Plc	113,617
213,939	Spirit Pub Co. Plc	368,130
15,991	Sportech Plc(d)	16,323
38,490	Sports Direct International Plc(d)	365,716
19,974	St. Ives Plc	53,118

62

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
96,548	St. James’s Place Plc	$1,322,687
76,073	St. Modwen Properties Plc	507,955
51,017	Stagecoach Group Plc	284,346
32,001	Sthree Plc	183,099
7,112	Stobart Group Ltd.	11,845
7,317	Stolt-Nielsen Ltd.	136,531
8,341	SuperGroup Plc(d)	131,875
30,559	Synergy Health Plc	1,039,007
54,149	Synthomer Plc	265,396
90,072	Talktalk Telecom Group Plc	505,615
84,068	Tate & Lyle Plc	769,745
2,231,492	Taylor Wimpey Plc	5,692,878
5,162	Ted Baker Plc	225,982
38,081	Telecity Group Plc	519,363
7,470	Telecom Plus Plc	87,947
94,379	Thomas Cook Group Plc(d)	208,469
3,226	Topps Tiles Plc	5,707
102,700	Travis Perkins Plc	3,275,831
16,317	Trifast Plc	27,175
146,603	Trinity Mirror Plc(d)	414,063
43,591	TT electronics Plc	89,494
85,586	Tullett Prebon Plc	470,580
29,466	UBM Plc	255,323
238,075	Ultra Electronics Holdings Plc	6,344,086
8,896	UNITE Group Plc (The)	81,795
33,592	United Utilities Group Plc	500,680
14,286	UTV Media Plc	39,472
109,386	Vectura Group Plc(d)	263,193
175,420	Vesuvius Plc	1,224,900
459,851	Victrex Plc	13,962,043
11,826	Vitec Group Plc (The)	118,901
1,370	VP Plc	13,722
14,613	Weir Group Plc (The)	421,699
43,316	WH Smith Plc	954,126
577,376	William Hill Plc	3,201,194
15,003	Wilmington Group Plc	53,543
21,070	Wincanton Plc(d)	50,373
881,903	WM Morrison Supermarkets Plc	2,528,735
14,657	Workspace Group Plc REIT	189,886
6,642	WS Atkins Plc	136,924
10,624	Xaar Plc	71,428
100,532	Xchanging Plc	188,651
		340,970,463
UNITED STATES — 47.1%
210,000	Aceto Corp.	4,069,800
500,000	Actuant Corp. - Class A	11,910,000
715,407	Advance Auto Parts, Inc.	102,303,201
87,751	Alacer Gold Corp.(d)	198,558
350,000	American Vanguard Corp.(c)	3,818,500
800,000	ANSYS, Inc.(c)(d)	68,672,000
450,000	B&G Foods, Inc.	13,680,000
8,599	Bizlink Holding, Inc.	37,062
425,000	Blackbaud, Inc.(c)	21,475,250
128,754	Boart Longyear Ltd.(d)	20,378
Shares		Value
UNITED STATES (continued)
250,000	Bottomline Technologies, Inc.(c)(d)	$6,690,000
400,000	Brady Corp. - Class A(c)	10,652,000
57,800	Bright Horizons Family Solutions, Inc.(d)	2,906,184
250,000	Bryn Mawr Bank Corp.(c)	7,522,500
200,000	Cantel Medical Corp.	8,958,000
300,000	Cardtronics, Inc.(d)	11,319,000
150,000	Casey’s General Stores, Inc.	12,327,000
500,000	Catamaran Corp.(d)	29,675,000
259,400	Cepheid, Inc.(d)	14,552,340
350,000	CLARCOR, Inc.	22,750,000
275,000	Community Bank System, Inc.(c)	9,611,250
3,560,000	CoreLogic, Inc.(c)(d)	139,231,600
625,000	CR Bard, Inc.	104,112,500
300,000	CST Brands, Inc.	12,513,000
800,000	CVB Financial Corp.(c)	12,520,000
1,100,000	Denbury Resources, Inc.	9,691,000
991,234	Dun & Bradstreet Corp. (The)(c)	126,550,845
250,000	Elizabeth Arden, Inc.(d)	3,517,500
35,500	EnPro Industries, Inc.	2,272,355
150,000	Esterline Technologies Corp.(d)	16,693,500
380,800	Financial Engines, Inc.	16,058,336
300,000	First Financial Bankshares, Inc.	8,688,000
1,605,000	Flowserve Corp.	93,940,650
450,000	Forum Energy Technologies, Inc.(d)	10,467,000
550,000	Fresh Market, Inc. (The)(d)	19,327,000
867,200	Generac Holdings, Inc.(d)	36,153,568
155,000	Genomic Health, Inc.(d)	4,195,850
500,000	Globus Medical, Inc. - Class A(d)	11,945,000
73,730	Golden Star Resources Ltd.(d)	15,889
62,000	Gorman-Rupp Co. (The)	1,680,820
400,000	Guidewire Software, Inc.(d)	19,980,000
100,000	Halyard Health, Inc.(d)	4,848,000
200,000	HB Fuller Co.	8,354,000
153,519	Henry Schein, Inc.(d)	21,047,455
125,000	ICU Medical, Inc.(d)	10,546,250
308,394	IHS, Inc. - Class A(d)	38,694,195
150,000	Independent Bank Corp.	6,258,000
1,096,200	Ingredion, Inc.(c)	87,038,280
125,000	Innospec, Inc.	5,462,500
300,000	Insulet Corp.(d)	8,955,000
325,000	Integra LifeScience Holdings Corp.(c)(d)	19,103,500
40,400	John Bean Technologies Corp.	1,559,036
205,000	John Wiley & Sons, Inc. - Class A	11,660,400
150,000	Lancaster Colony Corp.	13,449,000
250,000	LogMein, Inc.(d)	16,045,000
200,000	Lydall, Inc.(c)(d)	5,368,000
300,000	Masimo Corp.(d)	10,128,000
200,000	Medidata Solutions, Inc.(d)	10,686,000

63

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
UNITED STATES (continued)
265,000	Mentor Graphics Corp.	$6,341,450
677	Movie Gallery, Inc.(b)(c)(d)	0
735,305	MSC Industrial Direct Co., Inc. - Class A	52,250,773
100,000	Navigators Group, Inc. (The)(c)(d)	7,805,000
200,000	NBT Bancorp, Inc.(c)	4,830,000
2,425,000	Newell Rubbermaid, Inc.	92,465,250
15,808,000	Nexteer Automotive Group Ltd.(c)	17,846,475
300,000	NuVasive, Inc.(d)	13,419,000
300,000	Omnicell, Inc.(d)	10,659,000
1,149,200	Omnicom Group, Inc.	87,063,392
3,630	Ormat Technologies, Inc.	135,750
200,000	Owens & Minor, Inc.	6,744,000
4,752	Performance Sports Group Ltd.(d)	96,458
100,000	Phibro Animal Health Corp. - Class A	3,176,000
150,000	Post Holdings, Inc.(d)	7,041,000
500,000	PROS Holdings, Inc.(c)(d)	11,115,000
200,000	Prosperity Bancshares, Inc.	10,668,000
475,000	QLIK Technologies, Inc.(d)	16,525,250
350,000	Qualys, Inc.(d)	17,332,000
400,000	Raven Industries, Inc.(c)	7,976,000
200,000	RBC Bearings, Inc.(c)	14,598,000
1,275,000	Rockwell Collins, Inc.	124,095,750
19,799,900	Samsonite International SA(c)	72,424,172
140,000	Sensient Technologies Corp.	9,150,400
41,559	Sims Metal Management Ltd.	354,859
745,000	Snap-on, Inc.(c)	111,414,750
550,000	Snyder’s-Lance, Inc.(c)	16,241,500
132,400	Standex International Corp.(c)	10,707,188
250,000	STERIS Corp.	16,625,000
78,386	Thompson Creek Metals Co., Inc.(d)	100,703
150,000	TreeHouse Foods, Inc.(d)	12,189,000
650,000	TriMas Corp.(c)(d)	18,310,500
1,254,690	Tupperware Brands Corp.(c)	83,888,573
400,000	UMB Financial Corp.(c)(d)	19,916,000
180,000	Valmont Industries, Inc.	22,683,600
2,865,000	Vantiv, Inc. - Class A(c)(d)	112,021,500
855,000	Varian Medical Systems, Inc.(d)	75,966,750
200,000	Washington Trust Bancorp, Inc.(c)	7,404,000
656,351	Waters Corp.(d)	82,168,582
200,000	West Pharmaceutical Services, Inc.	10,656,000
200,000	WEX, Inc.(d)	22,542,000
500,000	Wolverine World Wide, Inc.	15,365,000
350,000	Woodward, Inc.	16,467,500
1,380,000	Wyndham Worldwide Corp.	117,852,000
		2,658,538,177
Total Common Stocks (Cost $3,789,763,602)		5,042,995,168
Shares		Value
INVESTMENT COMPANY — 0.3%
18,539,200	SEI Daily Income Trust Government II Fund, Class A, 0.01%	$18,539,200
Total Investment Company (Cost $18,539,200)		18,539,200
EXCHANGE TRADED FUNDS — 8.0%
805,000	iShares Core S&P Small Cap ETF	92,824,550
223,460	iShares Core S&P Total US Stock Market ETF	21,302,442
234,861	iShares MSCI Japan Small Cap Index Fund	13,584,360
368,700	iShares Russell 3000 ETF	45,892,089
95,000	iShares Russell Mid-Cap ETF	16,298,200
196,000	SPDR Russell Nomura Small Cap Japan Fund	10,427,200
700,000	SPDR S&P International Small Cap ETF	21,413,000
643,000	SPDR S&P Oil & Gas Exploration & Production ETF	35,422,870
1,123,500	SPDR S&P Regional Banking ETF	46,187,085
586,500	SPDR S&P Retail ETF	56,732,145
486,600	Vanguard Small-Cap ETF	58,421,196
432,570	WisdomTree Europe SmallCap Dividend Fund	25,525,956
160,000	WisdomTree Japan Small Cap Dividend Fund	8,827,200
Total Exchange Traded Funds (Cost $419,034,415)		452,858,293
RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
213,771	Banco Popular Espanol SA Rights, Expire 5/7/15(d)	4,081
Consumer Discretionary — 0.0%
9,242	Accell Group NV Coupons, Expire 5/15/15(d)	0
1,710	Centrebet Litigation Rights(b)(d)	0
1,710	Centrebet Litigation Units(b)(d)	0
296,700	PDG Realty SA Empreendimentos e Participacoes Rights, Expire 5/18/15(d)	9,847
260,645	Seven West Media Ltd. Rights, 5/28/15(b)(d)	0
43,699	Wolters Kluwer NV Rights, Expire 5/13/15(d)	0
		9,847
Consumer Staples — 0.0%
2,656	Lotte Non-Life Insurance Co. Ltd. Rights, Expire 6/4/15(c)(d)	1,115

64

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
Consumer Staples (continued)
589	Minerva SA Rights, Expire 5/27/15(d)	$0
		1,115
Diversified Financials — 0.0%
207,000	Emperor Capital Group Ltd. Rights, Expire 5/21/15(d)	34,186
52,738	Haitong International Securities Group Ltd. Rights, Expires 05/15/15(c)(d)	35,043
		69,229
Energy — 0.0%
25,840	KNM Group Berhad Warrants, Expire 4/21/20(d)	1,524
46,982	Technip SA Coupons, Expire 5/15/15(d)	0
		1,524
Health Care — 0.0%
9,812	Intercell Contigent Value Rights(b)(c)(d)	0
201,026	KPJ Healthcare Berhad Warrants, Expire 1/23/19(d)	38,946
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)(d)	0
		38,946
Industrials — 0.0%
33,607	Aalberts Industries NV Coupons, Expire 5/20/15(d)	0
16,343	CB Industrial Product Holding Berhad Warrants, Expire 11/6/19(d)	2,134
428,722	Dialog Group Berhad Warrants, Expire 2/12/17(d)	53,568
1,913	Hyunjin Materials Co. Ltd. Rights, Expire 6/9/15(d)	1,936
7,569	Kendrion NV Coupons, Expire 5/4/15(d)	0
17,827	Thoresen Thai Agencies Public Co. Ltd. Warrants, Expire 2/28/19(d)	1,309
26,513	TNT Express NV Coupons, Expire 5/6/15(d)	0
		58,947
Information Technology — 0.0%
3,297	Constellation Software, Inc. Rights, Expire 9/15/15(d)	984
77,000	Ju Teng International Holdings Ltd. Warrants, Expire 10/14/16(d)	6,756
		7,740
Insurance — 0.0%
134,060	UnipolSai SpA Rights, Expire 6/3/15(d)	0
Shares		Value
Insurance (continued)
134,060	UnipolSai SpA Rights, Expire 6/3/15(d)	$0
		0
Materials — 0.0%
16,848	Northam Platinum Ltd. Rights, 5/8/15(d)	297
11,535	Ramelius Resources Ltd. Rights, Expire 8/1/15(d)	356
4,505	Recticel SA Rights, Expire 5/7/15(d)	4,148
		4,801
Real Estate — 0.0%
81,376	Eastern & Oriental Berhad Warrants, Expire 2/19/18(d)	8,454
Telecommunication Services — 0.0%
5,008	Loxley Public Co. Ltd. Warrants, Expire 9/30/17(d)	254
Total Rights/Warrants (Cost $31,873)		204,938

Principal Amount
U.S. GOVERNMENT AGENCIES — 1.5%
Federal Home Loan Bank — 1.5%
$15,000,000	0.05%, 05/01/2015(h)	15,000,000
3,100,000	0.05%, 05/01/2015(h)	3,100,000
5,145,000	0.05%, 05/06/2015(h)	5,144,964
2,605,000	0.05%, 05/08/2015(h)	2,604,975
1,475,000	0.05%, 05/12/2015(h)	1,474,977
3,400,000	0.05%, 05/13/2015(h)	3,399,943
870,000	0.05%, 05/14/2015(h)	869,984
30,000,000	0.05%, 05/27/2015(h)	29,998,917
105,000	0.06%, 05/05/2015(h)	104,999
20,000,000	0.06%, 05/06/2015(h)	19,999,847
400,000	0.06%, 05/06/2015(h)	399,997
500,000	0.06%, 05/08/2015(h)	499,994
1,100,000	0.06%, 05/15/2015(h)	1,099,975
Total U.S. Government Agencies (Cost $83,698,569)		83,698,572

65

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2015
(Unaudited)

Shares		Value
CASH SWEEP — 0.8%
43,247,115	Citibank - US Dollars on Deposit in Custody Account, 0.02%(g)	$43,247,115
Total Cash Sweep (Cost $43,247,115)		43,247,115
TOTAL INVESTMENTS — 99.9% (Cost $4,354,314,774)(a)		5,641,543,286
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,702,205
NET ASSETS — 100.0%		$5,647,245,491

(a)	Cost for federal income tax purposes is $4,361,423,370 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,410,381,647
Unrealized depreciation	(130,261,731)
Net unrealized appreciation	$1,280,119,916

(b)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $1,967,010, which is 0.03% of net assets and the cost is $8,804,010.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $634,195,419 or 11.23% of net assets.
(d)	Non-income producing security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $3,557,480, which is 0.06% of net assets.
(f)	Securities incorporated in the same country but traded on different exchanges.
(g)	The rate shown is the current yield as of April 30, 2015.
(h)	The rate represents the annualized yield at time of purchase.

BDR — Brazilian Depositary Receipt

CDI — CHESS Depositary Interests

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

NVDR — Non Voting Depositary Receipt

PDR — Phillippine Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	3.0%
Consumer Discretionary	16.9%
Consumer Staples	5.6%
Diversified Financials	1.4%
Energy	2.0%
Health Care	11.1%
Industrials	23.7%
Information Technology	13.8%
Insurance	2.2%
Materials	5.7%
Real Estate	2.3%
Telecommunication Services	0.6%
Utilities	1.0%
Other*	10.7%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids, and accrued expenses payable.

66

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	June 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	June 24, 2015

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	July 3, 2015

* Print the name and title of each signing officer under his or her signature.